UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: MARCH 31, 2019

Item 1. Reports to Stockholders

The semi-annual report to stockholders follows

First Investors Funds

Income Funds
■ Floating Rate
■ Fund For Income
■ Government Cash Management
■ International Opportunities Bond
■ Investment Grade
■ Limited Duration Bond
■ Strategic Income

Equity Funds
■ Covered Call Strategy
■ Equity Income
■ Global
■ Growth & Income
■ Hedged U.S. Equity Opportunities
■ International
■ Opportunity
■ Premium Income
■ Select Growth
■ Special Situations
■ Total Return

Semi-Annual Report	March 31, 2019

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Foresters Investor Services, Inc., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: Foresters Financial Services, Inc., 40 Wall Street, New York, NY 10005, or by visiting our website at www.foresters.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Government Cash Management Fund seeks to preserve a net asset value at $1.00 per share, it is possible to lose money by investing in it, just as it is possible to lose money by investing in any of the other Funds. Past performance is no guarantee of future results. There is no guarantee that a Fund’s investment objective will be achieved.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about its Trustees.

Foresters FinancialTM and ForestersTM are the trade names and trademarks of The Independent Order of Foresters (Foresters), a fraternal benefit society, 789 Don Mills Road, Toronto, Canada M3C 1T9 and its subsidiaries.

Understanding Your Fund’s Expenses (unaudited)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only) and a contingent deferred sales charge on redemptions (on Class B shares and, under certain circumstances when a Class A load was waived, on Class A shares); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1) (on Class A and Class B shares only); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, October 1, 2018, and held for the entire six-month period ended March 31, 2019. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares of a Fund, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads) or account fees that are charged to certain types of accounts, such as an annual custodial fee of $15 for certain IRA accounts and certain other retirement accounts or an annual custodial fee of $30 for 403(b) custodial accounts (subject to exceptions and certain waivers as described in the Funds’ Statement of Additional Information). Therefore, the hypothetical expenses example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

Fund Expenses (unaudited)

FLOATING RATE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period (10/1/18-3/31/19)*
Class A Shares	1.10%
Actual		$1,000.00	$1,002.53	$ 5.49
Hypothetical**		$1,000.00	$1,019.45	$ 5.54
Advisor Class Shares	0.90%
Actual		$1,000.00	$1,014.23	$ 4.52
Hypothetical**		$1,000.00	$1,020.44	$ 4.53
Institutional Class Shares	0.74%
Actual		$1,000.00	$1,003.55	$ 3.70
Hypothetical**		$1,000.00	$1,021.24	$ 3.73

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019, and are based on the total market value of investments.

Portfolio of Investments

FLOATING RATE FUND

March 31, 2019

Principal Amount	Security	Value
	LOAN PARTICIPATIONS†—88.3%
	Aerospace/Defense—1.0%
	TransDigm, Inc.:
$1,333M	4.9986%, 5/30/2025	$1,299,356
1,329M	4.9986%, 8/22/2024	1,295,733
		2,595,089
	Automotive—2.4%
497M	Dexko Global, Inc., 5.9986%, 7/24/2024	495,000
733M	Innovative XCessories & Services, LLC, 7.25%, 11/29/2022	729,961
1,125M	Panther BF Aggeregator 2, LP, 3.5%, 3/18/2026 (a)	1,116,214
1,056M	Superior Industries International, Inc., 6.4986%, 3/22/2024	1,029,254
2,484M	Trico Group, LLC, 9.601%, 2/2/2024	2,347,734
500M	Truck Hero, Inc., 10.7486%, 4/21/2025	482,815
		6,200,978
	Building Materials—.8%
2,469M	Yak Access, LLC, 7.4986%, 7/11/2025	2,147,813
	Chemicals—4.2%
	Flint Group:
349M	5.7793%, 9/6/2021	321,410
2,113M	5.7793%, 9/7/2021	1,944,267
	Invictus U.S. Newco, LLC:
496M	5.5791%, 3/28/2025	492,531
1,000M	9.3291%, 3/30/2025	995,000
1,150M	MacDermid, Inc., 4.7486%, 11/17/2025	1,139,938
2,400M	Messer Industries USA, Inc., 2.5%, 3/2/2026 (a)	2,356,500
1,233M	PQ Group Holdings, Inc., 5.2444%, 2/7/2025	1,220,226
2,425M	Univar USA, Inc., 4.9986%, 7/1/2024	2,402,775
		10,872,647
	Consumer Durables—.9%
2,477M	TGP Holdings III, LLC, 6.851%, 9/25/2024	2,301,416

Portfolio of Investments (continued)

FLOATING RATE FUND

March 31, 2019

Principal Amount	Security	Value
	Consumer Non-Durables—1.5%
$2,494M	Energizer Holdings, Inc., 4.7338%, 6/23/2025	$2,482,840
1,343M	frontdoor, inc., 5%, 8/14/2025	1,338,220
		3,821,060
	Energy—1.2%
474M	Centurion Pipeline, LLC, 5.851%, 9/26/2025	473,516
1,985M	Consolidated Energy Finance SA, 4.9886%, 5/7/2025	1,925,450
671M	Triton Solar U.S. Acqusition Co, 8.4986%, 10/29/2024	628,442
		3,027,408
	Financial Services—3.2%
1,872M	Alliant Holdings Intermediate, LLC, 5.2318%, 5/9/2025	1,807,567
2,695M	NFP Corp., 5.4986%, 1/8/2024	2,608,963
3,960M	USI Holdings Corp., 5.601%, 5/16/2024	3,828,650
		8,245,180
	Financials—5.4%
	Acrisure, LLC:
496M	6.3789%, 11/22/2023	491,288
493M	6.8789%, 11/22/2023	490,038
2,300M	AssuredPartners, Inc., 5.7486%, 10/22/2024	2,233,699
1,241M	Cision, Inc., 5.351%, 6/16/2023	1,230,256
249M	Global Business Group Service BV, 5.188%, 8/13/2025	248,439
1,496M	Ineos U.S. Finance, LLC, 4.4986%, 4/1/2024	1,472,460
1,485M	Paysafe, LLC, 5.9986%, 1/3/2025	1,459,480
1,521M	Sedgwick Claims Management Services, Inc., 5.743%, 12/31/2025	1,499,320
1,489M	TransUnion, LLC, 4.4986%, 6/30/2025	1,471,540
1,250M	Travelport Finance Luxembourg, 5%, 3/18/2026 (a)	1,218,281
2,050M	VFH Parent, LLC, 6.1261%, 3/2/2026	2,056,663
		13,871,464
	Food/Beverage/Tobacco—5.6%
623M	8th Avenue Food and Provisions, 6.2404%, 10/1/2025	625,258

Principal Amount	Security	Value
	Food/Beverage/Tobacco (continued)
$2,126M	Chobani, LLC, 5.9986%, 10/9/2023	$2,035,612
736M	Dole Food Co., Inc., 5.2462%, 4/6/2024	710,752
3,474M	Hearthside Food Holdings, LLC, 6.1861%, 5/23/2025	3,395,591
1,890M	HLF Financing Sarl, LLC, 5.7486%, 8/18/2025	1,895,439
950M	Jacobs Douwe Egberts International BV, 2%, 10/23/2025 (a)	946,438
2,000M	Prestige Brands, Inc., 2%, 1/26/2024 (a)	1,980,830
990M	Refresco BV, 5.9338%, 1/22/2025	972,551
1,737M	Sigma Bidco BV, 5.6031%, 7/2/2025	1,692,732
		14,255,203
	Food/Drug—.8%
1,995M	Albertson’s, LLC, 5.4986%, 11/17/2025	1,971,319
	Forest Products/Containers—.8%
1,985M	Multi-Color Corp., 4.4986%, 10/31/2024	1,983,684
	Gaming/Leisure—6.2%
	AMC Entertainment Holdings, Inc.:
1,853M	4.7338%, 12/15/2022	1,844,859
368M	4.7338%, 12/15/2023	365,846
2,992M	Boyd Gaming Corp., 4.6576%, 9/15/2023	2,970,785
1,733M	Casablanca U.S. Holdings, Inc., 6.7443%, 3/29/2024	1,678,359
2,000M	Dorna Sports SL, 5.883%, 4/12/2024	1,961,670
1,000M	Eldorado Resorts, Inc., 4.875%, 4/17/2024	993,440
865M	Lakeland Tours, 6.6146%, 12/16/2024	863,037
1,995M	Penn National Gaming, Inc., 4.7486%, 10/15/2025	1,977,544
2,122M	Stars Group Holdings BV, 6.101%, 7/10/2025	2,121,527
992M	Station Casinos, LLC, 5%, 6/8/2023	983,598
		15,760,665
	Health Care—11.4%
974M	Air Methods Corp., 6.101%, 4/22/2024	734,204
250M	Albany Molecular Research, Inc., 9.493%, 7/28/2025	248,750

Portfolio of Investments (continued)

FLOATING RATE FUND

March 31, 2019

Principal Amount	Security	Value
	Health Care (continued)
$1,624M	Bausch Health Cos., Inc., 5.4809%, 6/2/2025	$1,615,860
176M	Carestream Finance, LP, 8.2486%, 3/1/2021	171,490
675M	Civitas Solutions, Inc., 6.75%, 3/9/2026	677,700
1,534M	DaVita, Inc., 5.2486%, 6/18/2021	1,535,813
3,491M	Envision Healthcare Corp., 6.2486%, 10/10/2025	3,271,965
1,481M	Equian Buyer Corp., 5.7486%, 5/20/2024	1,451,533
	Heartland Dental, LLC:
2,302M	6.2486%, 4/30/2025 (a)	2,232,589
43M	6.1623%, 4/30/2025	50,164
1,489M	Jordan Health, Inc., 7.4906%, 5/16/2025	1,451,531
	Mallinckrodt International Finance SA:
2,564M	5.351%, 9/24/2024	2,388,401
338M	5.6929%, 2/24/2025	318,592
	NMN Holdings III Corp:
236M	1.875%, 11/13/2025 (a)	234,478
1,111M	6.3237%, 11/13/2025	1,102,843
1,089M	Parexel International Corp., 5.2486%, 9/27/2024	1,053,012
	PetVet Care Centers, LLC:
549M	5.7355%, 2/14/2025	530,106
500M	8.7355%, 2/13/2026	487,500
496M	R1 RCM, Inc., 7.7486%, 5/8/2025	493,769
2,394M	RegionalCare Hospital Partners Holdings, Inc., 6.9818%, 11/17/2025	2,377,170
	Sound Inpatient Physicians, LLC:
998M	5.2486%, 6/25/2025	986,387
250M	9.2486%, 6/25/2026	249,375
1,000M	Syneos Health, Inc., 2%, 8/1/2024 (a)	993,750
2,478M	U.S. Renal Care, 6.851%, 12/30/2022	2,478,231
500M	Universal Hospital Services, 5.5%, 1/5/2026	498,750
1,475M	WC Holding Corp., 7.197%, 2/11/2026	1,458,406
		29,092,369
	Information Technology—9.9%
1,767M	Cabot Microelectronics Corp., 4.75%, 11/14/2025	1,762,124
2,010M	Change Healthcare Holdings, LLC, 5.2486%, 3/1/2024	1,985,970

Principal Amount	Security	Value
	Information Technology (continued)
$1,281M	Corel Corp., 7.6289%, 6/5/2024	$1,278,887
4,096M	DigiCert Holdings, Inc., 6.4986%, 10/31/2024	4,037,365
748M	EagleView Technology Corp., 5.9818%, 8/14/2025	730,043
1,418M	Inovalon Holdings, Inc., 6%, 4/2/2025	1,414,330
1,421M	MacDonald Dettwiler, Inc., 5.25%, 10/4/2024	1,112,247
1,275M	Microchip Technology, Inc., 4.5%, 5/29/2025	1,266,702
1,838M	Plantronics, Inc., 4.9986%, 7/2/2025	1,807,128
1,975M	Solarwinds, Inc., 5.2486%, 2/5/2024	1,956,899
623M	SuperMoose Borrower, LLC, 6.2486%, 8/29/2025	616,814
	VeriFone Systems, Inc.:
1,995M	6.6829%, 8/20/2025	1,967,569
1,000M	10.6829%, 8/10/2026	980,000
1,817M	Web.com Group, Inc., 6.2428%, 10/10/2025	1,794,635
2,580M	Western Digital Corp., 4.2486%, 4/28/2023	2,527,970
		25,238,683
	Manufacturing—8.0%
1,250M	AI Alpine U.S. Bidco, Inc., 5.9875%, 10/24/2025	1,232,813
1,980M	Altran Technologies SA, 4.8826%, 3/20/2025	1,954,022
2,173M	AMG Advanced Metallurgical, 5.5791%, 1/30/2025	2,145,022
3,439M	Brand Energy & Infrastructure Services, Inc., 6.9563%, 6/21/2024	3,296,901
673M	Brooks Automation, Inc., 5.4837%, 10/4/2024	672,887
1,485M	Clark Equipment Co., 4.601%, 5/17/2024	1,462,731
988M	Duravant, 5.851%, 7/24/2024	952,938
1,337M	Filtration Group Corp., 5.4986%, 3/31/2025	1,329,817
1,379M	GrafTech International, Ltd., 5.9986%, 2/12/2025	1,370,547
1,240M	Hillman Group, Inc., 6.4986%, 6/2/2025	1,186,689
2,448M	Houghton International Corp., 5.7486%, 12/31/2019	2,449,311
1,493M	Minimax Viking GmbH, 5.4989%, 7/25/2025	1,490,634
475M	MKS Instruments, Inc., 4.7393%, 1/16/2026	475,594
550M	Tank Holding Corp., 4%, 3/25/2026 (a)	551,513
		20,571,419

Portfolio of Investments (continued)

FLOATING RATE FUND

March 31, 2019

Principal Amount	Security	Value
	Media-Broadcasting—1.7%
$2,198M	Altice Financing SA, 5.2338%, 7/28/2025	$2,088,574
347M	Mission Broadcasting, Inc., 4.7393%, 1/17/2024	341,467
1,884M	Nexstar Broadcasting, Inc., 4.7455%, 1/17/2024	1,855,330
		4,285,371
	Media-Cable TV—5.0%
3,747M	Atlantic Broadband, 4.8736%, 1/3/2025	3,692,829
	CSC Holdings, LLC:
1,838M	4.7338%, 7/17/2025	1,789,914
248M	4.9838%, 1/26/2026	242,852
	Gray Television, Inc.:
1,210M	4.7319%, 2/7/2024	1,198,599
625M	4.9819%, 1/2/2026	619,338
995M	Midcontinent Communications, 4.4906%, 12/29/2023	988,693
1,990M	SFR Group, LLC, 5.2486%, 7/31/2025	1,823,222
2,000M	Unitymedia Hessen GmbH & Co., 4.7338%, 9/30/2025	1,982,190
600M	Ziggo Secured Finance Partnership, 4.9838%, 4/15/2025	585,000
		12,922,637
	Media-Diversified—.7%
900M	DiscoverOrg., LLC, 7.2363%, 1/29/2026	893,812
962M	Tribune Media Co., 5.4986%, 1/29/2024	960,802
		1,854,614
	Metals/Mining—.8%
1,354M	Big River Steel, LLC, 7.803%, 8/23/2023	1,361,147
783M	TMS International Corp., 5.4003%, 8/14/2024	763,250
		2,124,397
	Retail-General Merchandise—2.9%
1,989M	Burger King, 4.7486%, 2/17/2024	1,959,166
1,495M	Harbor Freight Tools USA, Inc., 4.9986%, 8/16/2023	1,462,105
821M	SRS Distribution, Inc., 5.7486%, 5/23/2025	784,962
1,975M	Staples, Inc., 6.4893%, 9/12/2024	1,963,891

Principal Amount	Security	Value
	Retail-General Merchandise (continued)
$1,136M	Varsity Brands, Inc., 5.9986%, 12/16/2024	$1,121,909
		7,292,033
	Services—4.7%
1,265M	Capri Acquistion BidCo., 5.9944%, 11/1/2024	1,235,744
249M	Comet Acquisition, Inc., 5.9986%, 10/24/2025	245,011
2,347M	Dawn Acquisition, LLC, 6.351%, 12/31/2025 (a)	2,223,427
1,820M	Empower Payments, Inc., 6.7486%, 10/6/2025	1,799,958
448M	Garrett LX III Sarl, 5.11%, 9/26/2025	436,556
2,978M	IQVIA, Inc., 4.2486%, 6/9/2025	2,948,663
2,500M	Prime Security Services Borrower, 2.75%, 5/2/2022 (a)	2,477,088
748M	R.R. Donnelley & Sons Co., 7.4986%, 1/4/2024	748,361
		12,114,808
	Telecommunication Services—1.0%
2,497M	CenturyLink, Inc., 5.2486%, 1/31/2025 (a)	2,445,577
	Utilities—5.5%
500M	Brookfield WEC Holdings Inc., 9.2486%, 7/27/2026	502,918
2,835M	Calpine Corp., 5.11%, 1/15/2024	2,811,471
2,437M	Edgewater Generation, LLC, 6.2486%, 12/12/2025 (a)	2,434,203
2,288M	ExGen Renewables I, LLC, 5.63%, 11/28/2024	2,150,370
1,613M	HD Supply, Inc., 4.2486%, 10/17/2023	1,594,571
1,991M	Talen Energy Supply, LLC, 6.5%, 7/6/2023	1,980,488
2,726M	USIC Holdings, Inc., 5.7486%, 12/11/2023	2,661,354
		14,135,375
	Waste Management—1.5%
2,978M	GFL Environmental, Inc., 5.4986%, 5/30/2025	2,888,037
1,051M	Gopher Resource, LLC, 5.7486%, 3/6/2025	1,045,961
		3,933,998

Portfolio of Investments (continued)

FLOATING RATE FUND

March 31, 2019

Principal Amount	Security	Value
	Wireless Communications—1.2%
$1,421M	Sprint Communications, Inc., 5%, 2/2/2024	$1,384,288
1,672M	Telesat Canada, 5.11%, 11/17/2023	1,652,271
		3,036,559
Total Value of Loan Participations (cost $229,088,618)		226,101,766
	CORPORATE BONDS—8.2%
	Automotive—.3%
650M	American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	667,063
	Energy—1.6%
1,250M	CITGO Petroleum Corp., 6.25%, 8/15/2022 (b)	1,246,875
650M	Genesis Energy, LP, 6%, 5/15/2023	656,500
650M	Global Partners, LP, 6.25%, 7/15/2022	645,125
175M	Range Resources Corp., 5%, 8/15/2022	174,125
1,250M	Sunoco, LP, 4.875%, 1/15/2023	1,273,000
		3,995,625
	Financials—.6%
350M	DAE Funding, LLC, 4.5%, 8/1/2022 (b)	353,500
1,250M	Springleaf Finance Corp., 6.875%, 3/15/2025	1,292,188
		1,645,688
	Forest Products/Containers—.6%
600M	Ardagh Holdings USA, Inc., 7.25%, 5/15/2024 (b)	634,320
900M	BWAY Holding Co., 5.5%, 4/15/2024 (b)	896,895
		1,531,215
	Health Care—.9%
	Bausch Health Cos., Inc.:
1,375M	5.5%, 3/1/2023 (b)	1,387,031
400M	7%, 3/15/2024 (b)	424,200
175M	6.125%, 4/15/2025 (b)	173,688
250M	Tenet Healthcare Corp., 5.125%, 5/1/2025	251,888
		2,236,807

Principal Amount	Security	Value
	Manufacturing—.5%
$1,250M	Cloud Crane, LLC, 10.125%, 8/1/2024 (b)	$1,346,875
	Media-Cable TV—.5%
1,175M	Clear Channel Worldwide Holdings, Inc. - Series “A”, 6.5%, 11/15/2022	1,208,781
	Metals/Mining—1.1%
650M	AK Steel Corp., 7.625%, 10/1/2021	654,875
1,000M	Commercial Metals Co., 4.875%, 5/15/2023	1,007,500
1,100M	First Quantum Minerals, Ltd., 7.25%, 5/15/2022 (b)	1,111,000
		2,773,375
	Telecommunications—.3%
650M	GCI, Inc., 6.875%, 4/15/2025	681,688
	Transportation—.4%
1,000M	XPO Logistics, Inc., 6.5%, 6/15/2022 (b)	1,022,500
	Utilities—.8%
1,150M	Calpine Corp., 5.375%, 1/15/2023	1,154,313
1,000M	Targa Resources Partners, LP, 4.25%, 11/15/2023	998,750
		2,153,063
	Wireless Communications—.6%
1,550M	Sprint Corp., 7.875%, 9/15/2023	1,627,500
Total Value of Corporate Bonds (cost $20,390,993)		20,890,180

Total Value of Investments (cost $249,479,611)	96.5%	246,991,946
Other Assets, Less Liabilities	3.5	9,090,773
Net Assets	100.0%	$256,082,719

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2019.

Portfolio of Investments (continued)

FLOATING RATE FUND

March 31, 2019

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Loan Participations	$—	$226,101,766	$—	$226,101,766
Corporate Bonds	—	20,890,180	—	20,890,180
Total Investments in Securities*	$—	$246,991,946	$—	$246,991,946

*	The Portfolio of Investments provides information on the industry categorization of loan participations and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

FUND FOR INCOME

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period (10/1/18-3/31/19)*
Class A Shares	1.23%
Actual		$1,000.00	$1,022.57	$ 6.20
Hypothetical**		$1,000.00	$1,018.80	$ 6.19
Class B Shares	2.07%
Actual		$1,000.00	$1,014.23	$ 10.40
Hypothetical**		$1,000.00	$1,014.61	$ 10.40
Advisor Class Shares	1.04%
Actual		$1,000.00	$1,023.55	$ 5.25
Hypothetical**		$1,000.00	$1,019.74	$ 5.24
Institutional Class Shares	0.80%
Actual		$1,000.00	$1,024.73	$ 4.04
Hypothetical**		$1,000.00	$1,020.94	$ 4.03

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019, and are based on the total market value of investments.

Portfolio of Investments

FUND FOR INCOME

March 31, 2019

Principal Amount	Security	Value
	CORPORATE BONDS—91.7%
	Aerospace/Defense—1.6%
	Bombardier, Inc.:
$2,600M	6%, 10/15/2022 (a)	$2,635,750
1,950M	7.5%, 12/1/2024 (a)	2,030,437
	TransDigm, Inc.:
1,550M	6.5%, 7/15/2024	1,598,438
1,600M	6.25%, 3/15/2026 (a)	1,670,400
2,050M	Triumph Group, Inc., 5.25%, 6/1/2022	1,978,250
		9,913,275
	Automotive—2.9%
2,875M	Adient Global Holdings, Ltd., 4.875%, 8/15/2026 (a)	2,120,312
3,125M	American Axle & Manufacturing, Inc., 6.25%, 4/1/2025	3,054,687
700M	Asbury Automotive Group, Inc., 6%, 12/15/2024	723,415
1,700M	Avis Budget Group, Inc., 6.375%, 4/1/2024 (a)	1,736,125
1,675M	Cooper Standard Automotive, Inc., 5.625%, 11/15/2026 (a)	1,479,025
1,425M	Dana Holding Corp., 6%, 9/15/2023	1,465,969
1,650M	Hertz Corp., 7.625%, 6/1/2022 (a)	1,692,900
1,825M	J.B. Poindexter & Co., 7.125%, 4/15/2026 (a)	1,839,290
1,538M	LKQ Corp., 4.75%, 5/15/2023	1,554,995
	Panther BF Aggeregator 2, LP:
250M	6.25%, 5/15/2026 (a)(b)	255,625
625M	8.5%, 5/15/2027 (a)(b)	628,125
1,875M	Tenneco, Inc., 5%, 7/15/2026	1,509,375
		18,059,843
	Building Materials—1.0%
2,000M	Building Materials Corp., 5.375%, 11/15/2024 (a)	2,057,500
1,425M	Griffon Corp., 5.25%, 3/1/2022	1,407,188
1,600M	New Enterprise Stone & Lime Co., 6.25%, 3/15/2026 (a)	1,560,176
925M	Standard Industries, Inc., 5.5%, 2/15/2023 (a)	943,500
		5,968,364

Principal Amount	Security	Value
	Chemicals—2.4%
$1,375M	Avantor, Inc., 9%, 10/1/2025 (a)	$1,493,594
1,800M	Blue Cube Spinco, Inc., 10%, 10/15/2025	2,068,290
375M	CF Industries, Inc., 4.95%, 6/1/2043	322,969
950M	CVR Partners, LP, 9.25%, 6/15/2023 (a)	998,687
1,525M	Kraton Polymers, LLC, 7%, 4/15/2025 (a)	1,547,875
1,125M	Neon Holdings, Inc., 10.125%, 4/1/2026 (a)	1,150,313
1,600M	PQ Corp., 6.75%, 11/15/2022 (a)	1,666,000
2,225M	Rain CII Carbon, LLC, 7.25%, 4/1/2025 (a)	1,980,250
650M	Rayonier AM Products, Inc., 5.5%, 6/1/2024 (a)	612,625
850M	Tronox, Inc., 6.5%, 4/15/2026 (a)	814,428
2,400M	Univar USA, Inc., 6.75%, 7/15/2023 (a)	2,464,800
		15,119,831
	Consumer Non-Durables—2.0%
1,675M	Eagle Intermediate Global Holding, 7.5%, 5/1/2025 (a)	1,658,250
	Energizer Holdings, Inc.:
1,700M	5.5%, 6/15/2025 (a)	1,686,706
850M	6.375%, 7/15/2026 (a)	873,375
450M	7.75%, 1/15/2027 (a)	480,375
2,925M	First Quality Finance Co., 4.625%, 5/15/2021 (a)	2,932,312
1,575M	KGA Escrow, LLC, 7.5%, 8/15/2023 (a)	1,604,531
3,028M	Reynolds Group Holdings, Inc., 5.75%, 10/15/2020	3,036,033
		12,271,582
	Energy—13.7%
1,700M	Andeavor Logistics, LP, 6.875%, 12/29/2049	1,709,495
950M	Antero Resources Corp., 5.375%, 11/1/2021	957,125
1,650M	Apergy Corp., 6.375%, 5/1/2026	1,676,812
3,461M	Baytex Energy Corp., 5.125%, 6/1/2021 (a)	3,435,042
	Blue Racer Midstream, LLC:
1,375M	6.125%, 11/15/2022 (a)	1,402,500
1,500M	6.625%, 7/15/2026 (a)	1,537,500
2,000M	California Resources Corp., 8%, 12/15/2022 (a)	1,575,600
1,300M	Callon Petroleum Co., 6.375%, 7/1/2026	1,309,750

Portfolio of Investments (continued)

FUND FOR INCOME

March 31, 2019

Principal Amount	Security	Value
	Energy (continued)
	Carrizo Oil & Gas, Inc.:
$500M	6.25%, 4/15/2023	$494,375
600M	8.25%, 7/15/2025	621,000
	Chesapeake Energy Corp.:
975M	4.875%, 4/15/2022	965,250
2,425M	7%, 10/1/2024	2,428,031
1,650M	8%, 6/15/2027	1,633,500
3,050M	CITGO Petroleum Corp., 6.25%, 8/15/2022 (a)	3,042,375
	Consolidated Energy Finance SA:
2,425M	6.3609%, 6/15/2022 (a)†	2,417,817
1,550M	6.875%, 6/15/2025 (a)	1,569,375
1,675M	Covey Park Energy, LLC, 7.5%, 5/15/2025 (a)	1,557,750
	Crestwood Midstream Partners, LP:
2,175M	6.25%, 4/1/2023	2,240,250
1,375M	5.75%, 4/1/2025	1,416,250
1,700M	CrownRock, LP, 5.625%, 10/15/2025 (a)	1,638,375
	DCP Midstream Operating, LP:
1,600M	3.875%, 3/15/2023	1,596,000
1,775M	5.85%, 5/21/2043 (a)	1,664,062
1,775M	Delek Logistics Partners, LP, 6.75%, 5/15/2025	1,766,125
	Diamondback Energy, Inc.:
775M	4.75%, 11/1/2024 (a)	795,189
500M	4.75%, 11/1/2024	513,025
2,325M	EnLink Midstream Partners, LP, 4.85%, 7/15/2026	2,316,746
2,267M	Exterran Partners, LP, 6%, 10/1/2022	2,295,337
	Genesis Energy, LP:
1,400M	6.75%, 8/1/2022	1,438,500
500M	5.625%, 6/15/2024	482,500
1,875M	Global Partners, LP, 6.25%, 7/15/2022	1,860,937
	Gulfport Energy Corp.:
1,250M	6.625%, 5/1/2023	1,218,750
1,150M	6.375%, 5/15/2025	1,045,062
	Laredo Petroleum, Inc.:
1,275M	5.625%, 1/15/2022	1,171,406
1,550M	6.25%, 3/15/2023	1,391,125

Principal Amount	Security	Value
	Energy (continued)
$725M	Matador Resources Co., 5.875%, 9/15/2026	$726,813
2,050M	McDermott Escrow 1, Inc., 10.625%, 5/1/2024 (a)	1,704,063
1,425M	MEG Energy Corp., 6.375%, 1/30/2023 (a)	1,323,469
500M	Murphy Oil Corp., 4.45%, 12/1/2022	502,814
1,850M	Nabors Industries, Inc., 5.75%, 2/1/2025	1,667,276
852M	Northern Oil and Gas, Inc., 9.5%, 5/15/2023	886,210
	Oasis Petroleum, Inc.:
1,750M	6.875%, 1/15/2023	1,754,375
1,125M	6.25%, 5/1/2026 (a)	1,074,375
1,650M	Parkland Fuel Corp., 6%, 4/1/2026 (a)	1,673,183
	Parsley Energy, LLC:
875M	5.25%, 8/15/2025 (a)	866,250
300M	5.625%, 10/15/2027 (a)	300,000
	Precision Drilling Corp.:
776M	6.5%, 12/15/2021	786,190
950M	7.125%, 1/15/2026 (a)	946,735
1,350M	QEP Resources, Inc., 6.875%, 3/1/2021	1,390,500
	Range Resources Corp.:
800M	5.75%, 6/1/2021	816,000
375M	5%, 8/15/2022 (a)	373,125
1,950M	SM Energy Co., 5%, 1/15/2024	1,813,500
600M	Southwestern Energy Co., 7.5%, 4/1/2026	615,000
2,425M	Suburban Propane Partners, LP, 5.875%, 3/1/2027	2,309,813
	Sunoco, LP:
1,975M	4.875%, 1/15/2023	2,011,340
1,125M	5.875%, 3/15/2028	1,119,375
685M	Transocean Guardian, Ltd., 5.875%, 1/15/2024 (a)	698,828
992M	Transocean Pontus, Ltd., 6.125%, 8/1/2025 (a)	1,009,614
1,550M	Tullow Oil, PLC, 6.25%, 4/15/2022 (a)	1,561,238
1,125M	USA Compression Partners, LP, 6.875%, 9/1/2027 (a)	1,148,906
	Whiting Petroleum Corp.:
825M	6.25%, 4/1/2023	833,250
1,250M	6.625%, 1/15/2026	1,231,250

Portfolio of Investments (continued)

FUND FOR INCOME

March 31, 2019

Principal Amount	Security	Value
	Energy (continued)
	WPX Energy, Inc.:
$619M	6%, 1/15/2022	$645,307
250M	5.75%, 6/1/2026	254,688
		85,226,423
	Financials—5.9%
1,125M	Acrisure, LLC, 8.125%, 2/15/2024 (a)	1,167,789
1,225M	Ally Financial, Inc., 8%, 11/1/2031	1,526,656
600M	Arch Merger Sub, Inc., 8.5%, 9/15/2025 (a)	657,750
	Colfax Corp.:
725M	6%, 2/15/2024 (a)	757,625
425M	6.375%, 2/15/2026 (a)	452,888
1,525M	Credit Suisse Group AG, 7.5%, 12/11/2023 (a)	1,615,956
1,900M	CSTN Merger Sub, Inc., 6.75%, 8/15/2024 (a)	1,795,500
	DAE Funding, LLC:
775M	5.75%, 11/15/2023 (a)	798,250
3,600M	5%, 8/1/2024 (a)	3,654,000
	Icahn Enterprises, LP:
2,225M	6.25%, 2/1/2022	2,288,079
1,450M	6.75%, 2/1/2024	1,517,063
1,050M	Intesa Sanpaolo SpA, 5.017%, 6/26/2024 (a)	1,015,562
	Ladder Capital Finance Holdings, LLLP:
1,350M	5.25%, 3/15/2022 (a)	1,373,625
2,700M	5.25%, 10/1/2025 (a)	2,598,750
2,500M	Navient Corp., 5.875%, 3/25/2021	2,590,625
	Park Aerospace Holdings:
550M	4.5%, 3/15/2023 (a)	548,625
3,375M	5.5%, 2/15/2024 (a)	3,512,194
	Springleaf Finance Corp.:
425M	7.75%, 10/1/2021	459,531
1,450M	5.625%, 3/15/2023	1,473,563
800M	6.125%, 3/15/2024	819,984
1,600M	6.875%, 3/15/2025	1,654,000
1,950M	7.125%, 3/15/2026	1,988,990

Principal Amount	Security	Value
	Financials (continued)
$1,325M	UniCredit SpA, 5.861%, 6/19/2032 (a)	$1,222,735
1,475M	Wand Merger Corp., 8.125%, 7/15/2023 (a)	1,522,938
		37,012,678
	Food/Beverage/Tobacco—1.7%
2,050M	JBS USA LUX SA, 6.75%, 2/15/2028 (a)	2,129,437
1,825M	Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (a)	1,843,250
	Post Holdings, Inc.:
1,725M	5.5%, 3/1/2025 (a)	1,750,875
1,650M	5.75%, 3/1/2027 (a)	1,664,438
3,575M	Sigma Holdco BV, 7.875%, 5/15/2026 (a)	3,315,813
		10,703,813
	Food/Drug—.3%
	Albertson’s Cos., LLC:
1,325M	5.75%, 3/15/2025	1,263,719
625M	7.5%, 3/15/2026 (a)	646,094
		1,909,813
	Forest Products/Containers—2.7%
	Ardagh Holdings USA, Inc.:
1,400M	4.625%, 5/15/2023 (a)	1,412,250
3,425M	7.25%, 5/15/2024 (a)	3,620,910
	Berry Global, Inc.:
1,525M	5.5%, 5/15/2022	1,553,594
1,475M	7%, 2/15/2026 (a)	1,467,625
1,675M	BWAY Holding Co., 5.5%, 4/15/2024 (a)	1,669,221
1,075M	Crown Americas, LLC, 4.5%, 1/15/2023	1,088,437
1,200M	Greif, Inc., 6.5%, 3/1/2027 (a)	1,230,000
	Mercer International, Inc.:
350M	7.75%, 12/1/2022	364,437
1,175M	6.5%, 2/1/2024	1,207,313
825M	7.375%, 1/15/2025 (a)	868,313
1,054M	Multi-Color Corp., 4.875%, 11/1/2025 (a)	1,090,890

Portfolio of Investments (continued)

FUND FOR INCOME

March 31, 2019

Principal Amount	Security	Value
	Forest Products/Containers (continued)
$1,500M	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/2026 (a)	$1,503,750
		17,076,740
	Gaming/Leisure—5.9%
1,150M	AMC Entertainment, Inc., 5.75%, 6/15/2025	1,079,332
	AMC Networks, Inc.:
1,700M	5%, 4/1/2024	1,712,580
775M	4.75%, 8/1/2025	771,125
2,725M	Boyd Gaming Corp., 6.875%, 5/15/2023	2,840,812
1,225M	Cedar Fair, LP, 5.375%, 6/1/2024	1,257,083
6,425M	CRC Escrow Issuer, LLC, 5.25%, 10/15/2025 (a)	6,204,108
2,475M	Golden Nugget, Inc., 8.75%, 10/1/2025 (a)	2,604,938
2,900M	IRB Holding Corp., 6.75%, 2/15/2026 (a)	2,733,250
3,725M	Jack Ohio Finance, LLC, 6.75%, 11/15/2021 (a)	3,846,063
575M	Lions Gate Entertainment Corp., 5.875%, 11/1/2024 (a)	594,406
1,200M	MGM Resorts International, 6%, 3/15/2023	1,269,000
1,650M	National CineMedia, LLC, 6%, 4/15/2022	1,674,750
3,650M	Scientific Games International, Inc., 5%, 10/15/2025 (a)	3,586,125
1,125M	Silversea Cruise Finance, Ltd., 7.25%, 2/1/2025 (a)	1,222,313
	Viking Cruises, Ltd.:
4,150M	6.25%, 5/15/2025 (a)	4,233,000
1,150M	5.875%, 9/15/2027 (a)	1,121,825
		36,750,710
	Health Care—7.5%
800M	AMN Healthcare, Inc, 5.125%, 10/1/2024 (a)	791,000
	Bausch Health Cos., Inc.:
400M	6.5%, 3/15/2022 (a)	414,500
950M	5.5%, 3/1/2023 (a)	958,313
3,650M	7%, 3/15/2024 (a)	3,870,825
2,250M	6.125%, 4/15/2025 (a)	2,233,125
3,200M	9%, 12/15/2025 (a)	3,488,160
925M	8.5%, 1/31/2027 (a)	982,813

Principal Amount	Security	Value
	Health Care (continued)
	CHS/Community Health Systems, Inc.:
$950M	5.125%, 8/1/2021	$938,695
2,450M	6.25%, 3/31/2023	2,314,392
650M	Cimpress NV, 7%, 6/15/2026 (a)	628,875
5,575M	DaVita, Inc., 5.125%, 7/15/2024	5,519,250
	Endo Finance, LLC:
1,575M	6%, 7/15/2023 (a)	1,220,625
375M	6%, 2/1/2025 (a)	273,105
	HCA, Inc.:
3,600M	6.25%, 2/15/2021	3,792,060
1,800M	5.875%, 5/1/2023	1,923,750
1,475M	5.375%, 2/1/2025	1,567,187
1,150M	HealthSouth Corp., 5.125%, 3/15/2023	1,170,433
	Mallinckrodt Finance SB:
2,575M	5.75%, 8/1/2022 (a)	2,407,625
1,025M	5.5%, 4/15/2025 (a)	804,625
1,750M	MEDNAX, Inc., 6.25%, 1/15/2027 (a)	1,771,875
1,925M	Molina Healthcare, Inc., 5.375%, 11/15/2022	2,005,581
775M	MPH Operating Partnership, LP, 7.125%, 6/1/2024 (a)	775,000
1,050M	Par Pharmaceutical, Inc., 7.5%, 4/1/2027 (a)	1,067,325
1,775M	Polaris Intermediate Corp., 8.5%, 12/1/2022 (a)	1,757,694
3,314M	Syneos Health, Inc., 7.5%, 10/1/2024 (a)	3,504,555
625M	Tenet Healthcare Corp., 5.125%, 5/1/2025	629,719
		46,811,107
	Home-Building—.3%
1,650M	William Lyon Homes, Inc., 6%, 9/1/2023	1,604,625
	Information Technology—5.3%
5,950M	Alliance Data Systems Corp., 5.375%, 8/1/2022 (a)	6,039,250
1,650M	Anixter, Inc., 6%, 12/1/2025 (a)	1,736,625
1,650M	CDW, LLC, 5%, 9/1/2025	1,697,437
	CommScope Finance, LLC:
450M	5.5%, 3/1/2024 (a)	461,380
650M	6%, 3/1/2026 (a)	673,965

Portfolio of Investments (continued)

FUND FOR INCOME

March 31, 2019

Principal Amount	Security	Value
	Information Technology (continued)
$3,025M	CommScope Technologies, LLC, 6%, 6/15/2025 (a)	$2,952,249
	Diamond 1 Finance Corp.:
2,425M	5.875%, 6/15/2021 (a)	2,471,405
1,150M	7.125%, 6/15/2024 (a)	1,219,436
925M	J2 Cloud Services, LLC, 6%, 7/15/2025 (a)	964,313
1,000M	Nielsen Finance, LLC, 5%, 4/15/2022 (a)	992,500
	Nuance Communications, Inc.:
1,875M	6%, 7/1/2024	1,928,906
1,200M	5.625%, 12/15/2026	1,235,916
2,125M	Rackspace Hosting, Inc., 8.625%, 11/15/2024 (a)	1,898,433
3,975M	Solera, LLC, 10.5%, 3/1/2024 (a)	4,328,457
2,050M	Symantec Corp., 5%, 4/15/2025 (a)	2,055,000
525M	VeriSign, Inc., 4.75%, 7/15/2027	527,032
1,800M	Verscend Holding Corp., 9.75%, 8/15/2026 (a)	1,802,250
		32,984,554
	Manufacturing—2.7%
2,525M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023 (a)	2,622,844
3,150M	Brand Energy & Infrastructure Services, Inc., 8.5%, 7/15/2025 (a)	2,842,875
1,250M	Cloud Crane, LLC, 10.125%, 8/1/2024 (a)	1,346,875
2,925M	Grinding Media, Inc., 7.375%, 12/15/2023 (a)	2,822,625
2,050M	H&E Equipment Services, Inc., 5.625%, 9/1/2025	2,052,562
1,850M	Manitowoc Co., Inc., 9%, 4/1/2026 (a)	1,877,750
1,300M	Park-Ohio Industries, Inc., 6.625%, 4/15/2027	1,300,000
2,275M	Wabash National Corp., 5.5%, 10/1/2025 (a)	2,132,813
		16,998,344
	Media-Broadcasting—2.6%
	Belo Corp.:
725M	7.75%, 6/1/2027	795,687
1,474M	7.25%, 9/15/2027	1,580,865
3,600M	LIN Television Corp., 5.875%, 11/15/2022	3,703,500
1,175M	Nexstar Broadcasting, Inc., 5.625%, 8/1/2024 (a)	1,195,563

Principal Amount	Security	Value
	Media-Broadcasting (continued)
	Sinclair Television Group, Inc.:
$2,175M	5.375%, 4/1/2021	$2,180,437
475M	5.625%, 8/1/2024 (a)	480,344
650M	5.875%, 3/15/2026 (a)	657,312
1,400M	5.125%, 2/15/2027 (a)	1,347,500
4,350M	Sirius XM Radio, Inc., 6%, 7/15/2024 (a)	4,524,000
		16,465,208
	Media-Cable TV—10.1%
	Altice Financing SA:
3,675M	6.625%, 2/15/2023 (a)	3,766,875
1,150M	7.5%, 5/15/2026 (a)	1,137,925
625M	Altice Finco SA, 7.625%, 2/15/2025 (a)	571,094
	Altice France SA:
3,225M	6.25%, 5/15/2024 (a)	3,261,281
1,325M	8.125%, 2/1/2027 (a)	1,343,219
	CCO Holdings, LLC:
1,300M	5.25%, 9/30/2022	1,326,812
2,275M	5.125%, 2/15/2023	2,320,500
925M	5.75%, 9/1/2023	945,812
3,675M	5.875%, 4/1/2024 (a)	3,849,967
2,575M	5.875%, 5/1/2027 (a)	2,678,772
975M	5%, 2/1/2028 (a)	963,934
3,744M	Clear Channel International, 8.75%, 12/15/2020 (a)	3,861,000
	Clear Channel Worldwide Holdings, Inc.:
2,900M	Series “A”, 6.5%, 11/15/2022	2,983,375
3,775M	Series “B”, 6.5%, 11/15/2022	3,874,094
1,775M	9.25%, 2/15/2024 (a)	1,885,937
	CSC Holdings, LLC:
3,225M	5.375%, 7/15/2023 (a)	3,293,531
1,700M	7.75%, 7/15/2025 (a)	1,827,500
1,475M	6.625%, 10/15/2025 (a)	1,567,188
5,375M	10.875%, 10/15/2025 (a)	6,218,875
1,625M	7.5%, 4/1/2028 (a)	1,749,394

Portfolio of Investments (continued)

FUND FOR INCOME

March 31, 2019

Principal Amount	Security	Value
	Media-Cable TV (continued)
	DISH DBS Corp.:
$1,650M	5%, 3/15/2023	$1,491,187
1,750M	5.875%, 11/15/2024	1,476,562
	Gray Television, Inc.:
350M	5.125%, 10/15/2024 (a)	352,293
1,575M	5.875%, 7/15/2026 (a)	1,606,815
4,980M	Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023 (a)	5,205,534
725M	Netflix, Inc., 4.875%, 4/15/2028	719,562
2,250M	Unitymedia GmbH, 6.125%, 1/15/2025 (a)	2,346,525
		62,625,563
	Media-Diversified—1.5%
2,150M	Gannett Co., Inc., 6.375%, 10/15/2023	2,230,625
1,750M	Outdoor Americas Capital, LLC, 5.875%, 3/15/2025	1,798,125
5,150M	Tribune Media Co., 5.875%, 7/15/2022	5,281,969
		9,310,719
	Metals/Mining—4.0%
1,480M	Allegheny Technologies, Inc., 7.875%, 8/15/2023	1,609,500
900M	Big River Steel, LLC, 7.25%, 9/1/2025 (a)	943,020
1,375M	Cliffs Natural Resources, Inc., 5.75%, 3/1/2025	1,320,000
	Commercial Metals Co.:
3,225M	4.875%, 5/15/2023	3,249,187
1,100M	5.375%, 7/15/2027	1,061,500
1,550M	Constellium NV, 5.75%, 5/15/2024 (a)	1,553,875
1,525M	First Quantum Minerals, Ltd., 6.5%, 3/1/2024 (a)	1,433,500
3,000M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022 (a)	3,172,500
750M	Mountain Province Diamonds, Inc., 8%, 12/15/2022 (a)	750,937
1,550M	Natural Resource Partners, LP, 10.5%, 3/15/2022	1,637,187
1,625M	Northwest Acquisitions, ULC, 7.125%, 11/1/2022 (a)	1,434,063
1,800M	Novelis, Inc., 5.875%, 9/30/2026 (a)	1,797,750
3,075M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025 (a)	3,121,125

Principal Amount	Security	Value
	Metals/Mining (continued)
$2,100M	TMS International Corp., 7.25%, 8/15/2025 (a)	$2,039,142
		25,123,286
	Real Estate—1.4%
	Geo Group, Inc.:
400M	5.125%, 4/1/2023	357,000
1,575M	6%, 4/15/2026	1,326,937
1,125M	Greystar Real Estate Partners, 5.75%, 12/1/2025 (a)	1,130,625
	Iron Mountain, Inc.:
875M	5.75%, 8/15/2024	885,938
1,800M	5.25%, 3/15/2028 (a)	1,748,250
1,350M	Lennar Corp., 4.875%, 12/15/2023	1,395,563
625M	MPT Operating Partnership, LP, 6.375%, 3/1/2024	654,688
1,500M	Sabra Health Care, LP, 5.125%, 8/15/2026	1,469,793
		8,968,794
	Retail-General Merchandise—2.0%
	1011778 B.C., ULC:
2,875M	4.625%, 1/15/2022 (a)	2,895,729
1,750M	5%, 10/15/2025 (a)	1,733,025
	AmeriGas Partners, LP:
775M	5.625%, 5/20/2024	791,469
1,725M	5.5%, 5/20/2025	1,727,156
1,450M	J.C. Penney Co., Inc., 8.625%, 3/15/2025	855,500
1,075M	KFC Holding Co., LLC, 5%, 6/1/2024 (a)	1,099,188
2,800M	L Brands, Inc., 6.75%, 7/1/2036	2,366,000
875M	SRS Distribution, Inc., 8.25%, 7/1/2026 (a)	844,375
		12,312,442
	Services—1.4%
1,400M	AECOM, 5.125%, 3/15/2027	1,359,750
2,250M	GW Honos Security Corp., 8.75%, 5/15/2025 (a)	2,148,750
1,214M	Prime Security Services Borrower, LLC, 9.25%, 5/15/2023 (a)	1,277,735

Portfolio of Investments (continued)

FUND FOR INCOME

March 31, 2019

Principal Amount	Security	Value
	Services (continued)
	United Rentals, Inc.:
$975M	4.625%, 10/15/2025	$965,250
575M	6.5%, 12/15/2026	606,625
2,150M	5.5%, 5/15/2027	2,176,875
		8,534,985
	Telecommunications—3.6%
	Frontier Communications Corp.:
2,800M	11%, 9/15/2025	1,856,750
1,450M	8.5%, 4/1/2026 (a)	1,352,125
625M	8%, 4/1/2027 (a)	646,875
	GCI, Inc.:
2,023M	6.75%, 6/1/2021	2,035,644
5,375M	6.875%, 4/15/2025	5,637,031
1,575M	Qwest Corp., 7.25%, 9/15/2025	1,697,168
1,425M	Telecom Italia Capital SA, 7.2%, 7/18/2036	1,454,070
2,350M	Telesat Canada, 8.875%, 11/15/2024 (a)	2,538,000
	Zayo Group, LLC:
1,050M	6%, 4/1/2023	1,068,375
2,850M	6.375%, 5/15/2025	2,874,938
1,525M	5.75%, 1/15/2027 (a)	1,525,457
		22,686,433
	Transportation—1.6%
2,650M	BCD Acquisition, Inc., 9.625%, 9/15/2023 (a)	2,822,250
	Fly Leasing, Ltd.:
925M	6.375%, 10/15/2021	938,875
1,625M	5.25%, 10/15/2024	1,568,125
1,750M	Mobile Mini, Inc., 5.875%, 7/1/2024	1,785,000
2,925M	XPO Logistics, Inc., 6.125%, 9/1/2023 (a)	2,957,906
		10,072,156

Principal Amount	Security	Value
	Utilities—3.0%
	Calpine Corp.:
$775M	5.75%, 1/15/2025	$773,062
1,800M	5.25%, 6/1/2026 (a)	1,797,750
1,675M	Cheniere Corpus Christi Holdings, 5.125%, 6/30/2027	1,760,844
425M	Clearway Energy Operating, LLC, 5.75%, 10/15/2025 (a)	428,187
1,850M	Drax Finco, PLC, 6.625%, 11/1/2025 (a)	1,882,375
1,956M	Dynegy, Inc., 7.375%, 11/1/2022	2,034,240
214M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020	222,346
1,000M	NRG Yield Operating, LLC, 5%, 9/15/2026	957,500
2,294M	NSG Holdings, LLC, 7.75%, 12/15/2025 (a)	2,465,601
5,000M	Targa Resources Partners, LP, 4.25%, 11/15/2023	4,993,750
1,675M	Terraform Power Operating, LLC, 5%, 1/31/2028 (a)	1,622,656
		18,938,311
	Waste Management—.2%
1,175M	GFL Environmental, Inc., 5.625%, 5/1/2022 (a)	1,145,625
	Wireless Communications—4.4%
775M	Inmarsat Finance, PLC, 4.875%, 5/15/2022 (a)	790,655
3,000M	Intelsat Jackson Holdings SA, 8.5%, 10/15/2024 (a)	2,932,500
	Level 3 Financing, Inc.:
1,500M	6.125%, 1/15/2021	1,515,300
450M	5.375%, 8/15/2022	453,375
2,150M	5.125%, 5/1/2023	2,176,875
1,475M	5.375%, 1/15/2024	1,506,123
5,750M	Sprint Communications, Inc., 6%, 11/15/2022	5,809,225
	Sprint Corp.:
4,575M	7.875%, 9/15/2023	4,803,750
950M	7.125%, 6/15/2024	966,625
650M	7.625%, 2/15/2025	664,625
1,325M	7.625%, 3/1/2026	1,346,200
4,250M	T-Mobile USA, Inc., 6%, 4/15/2024	4,425,313
		27,390,566
Total Value of Corporate Bonds (cost $570,508,067)		571,985,790

Portfolio of Investments (continued)

FUND FOR INCOME

March 31, 2019

Principal Amount	Security	Value
	LOAN PARTICIPATIONS†—5.8%
	Chemicals—.9%
	Flint Group:
$456M	5.7793%, 9/6/2021	$419,780
2,752M	5.7793%, 9/7/2021	2,531,589
2,900M	Univar USA, Inc., 4.9986%, 7/1/2024	2,873,422
		5,824,791
	Consumer Non-Durables—.2%
1,546M	Reynolds Group Holdings, Inc., 5.2486%, 2/5/2023	1,530,199
	Energy—.1%
424M	Centurion Pipeline, LLC, 5.851%, 9/26/2025	423,673
	Food/Beverage/Tobacco—.8%
3,209M	Chobani, LLC, 5.9986%, 10/9/2023	3,072,666
2,258M	Sigma Bidco BV, 5.6031%, 7/2/2025	2,200,552
		5,273,218
	Gaming/Leisure—.9%
2,600M	Dorna Sports SL, 5.883%, 4/12/2024	2,550,171
2,908M	Stars Group Holdings BV, 6.101%, 7/10/2025	2,907,528
		5,457,699
	Health Care—.4%
2,313M	Inovalon Holdings, Inc., 6%, 4/2/2025	2,307,592
	Media-Diversified—.6%
825M	DiscoverOrg., LLC, 7.2363%, 2/2/2026	819,328
3,000M	Tribune Media Co., 5.4986%, 1/29/2024	3,003,750
		3,823,078
	Metals/Mining—.5%
3,000M	Zekelman Industries, Inc., 4.74%, 6/14/2021	2,973,749
	Telecommunication Services—.8%
5,000M	Intelsat Jackson Holdings SA, 6.9898%, 1/2/2024	5,022,675

Principal Amount	Security	Value
	Telecommunications—.5%
$2,992M	CenturyLink, Inc., 5.2486%, 1/31/2025	$2,930,242
	Utilities—.1%
725M	Edgewater Generation, 3.75%, 12/12/2025 (b)	724,094
Total Value of Loan Participations (cost $36,508,254)		36,291,010

Total Value of Investments (cost $607,016,321)	97.5%	608,276,800
Other Assets, Less Liabilities	2.5	15,500,025
Net Assets	100.0%	$623,776,825

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1G).

†	Interest rates are determined and reset periodically. The interest rates above are the rates in efffect at March 31, 2019

Summary of Abbreviations:

LLLP	Limited Liability Limited Partnership

ULC	Unlimited Liability Corporation

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Portfolio of Investments (continued)

FUND FOR INCOME

March 31, 2019

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$571,985,790	$—	$571,985,790
Loan Participations	—	36,291,010	—	36,291,010
Total Investments in Securities*	$—	$608,276,800	$—	$608,276,800

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds, loan participations.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

GOVERNMENT CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period (10/1/18-3/31/19)*
Class A Shares	0.60%
Actual		$1,000.00	$1,008.67	$ 3.00
Hypothetical**		$1,000.00	$1,021.94	$ 3.02
Class B Shares	1.35%
Actual		$1,000.00	$1,004.91	$ 6.75
Hypothetical**		$1,000.00	$1,018.20	$ 6.79
Institutional Class Shares	0.60%
Actual		$1,000.00	$1,008.70	$ 3.00
Hypothetical**		$1,000.00	$1,021.94	$ 3.02

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019, and are based on the total market value of investments.

Portfolio of Investments

GOVERNMENT CASH MANAGEMENT FUND

March 31, 2019

Principal Amount	Security	Interest Rate*	Value
	SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—59.4%
	U.S. Treasury Bills:
$5,000M	4/2/2019	2.36%	$4,999,671
2,000M	4/11/2019	2.40	1,998,653
2,000M	4/18/2019	2.36	1,997,766
2,000M	5/2/2019	2.36	1,995,923
2,800M	5/2/2019	2.38	2,794,252
3,500M	5/2/2019	2.40	3,492,762
3,500M	5/7/2019	2.40	3,491,594
7,000M	5/7/2019	2.41	6,983,107
4,000M	5/9/2019	2.36	3,990,004
3,000M	5/9/2019	2.39	2,992,412
1,500M	5/9/2019	2.43	1,496,112
9,000M	5/14/2019	2.42	8,973,966
3,500M	5/16/2019	2.39	3,489,507
4,000M	5/16/2019	2.43	3,987,717
4,000M	5/23/2019	2.36	3,986,332
8,000M	5/30/2019	2.40	7,968,486
6,500M	6/6/2019	2.36	6,471,788
2,000M	6/13/2019	2.37	1,990,370
5,000M	6/13/2019	2.38	4,975,826
2,000M	6/13/2019	2.40	1,990,270
2,000M	6/13/2019	2.45	1,989,990
1,900M	6/20/2019	2.38	1,889,916
4,800M	6/20/2019	2.39	4,774,473
9,000M	6/27/2019	2.40	8,947,864
2,000M	7/11/2019	2.39	1,986,564
4,000M	7/11/2019	2.41	3,972,889
2,000M	7/18/2019	2.41	1,985,432
Total Value of Short-Term U.S. Government Obligations (cost $105,613,646)			105,613,646

Principal Amount	Security	Interest Rate*	Value
	VARIABLE AND FLOATING RATE NOTES—34.6%
	Federal Farm Credit Bank:
$1,715M	4/3/2019	2.43%	$1,715,002
3,273M	4/24/2019	2.45	3,273,076
4,000M	5/30/2019	2.41	3,999,890
10,000M	7/26/2019	2.69	10,008,657
4,700M	11/14/2019	2.66	4,705,820
2,000M	11/19/2019	2.42	1,999,503
1,005M	2/10/2020	2.54	1,005,585
	Federal Home Loan Bank:
6,500M	4/9/2019	2.48	6,499,818
6,000M	6/12/2019	2.44	6,001,375
8,200M	7/5/2019	2.63	8,202,962
1,000M	8/7/2019	2.37	999,786
3,950M	10/11/2019	2.54	3,950,325
2,100M	12/6/2019	2.43	2,099,494
7,000M	12/19/2019	2.49	7,005,065
Total Value of Variable and Floating Rate Notes (cost $61,466,358)			61,466,358
	SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—5.6%
	Federal Home Loan Bank:
5,000M	4/15/2019	2.40	4,995,312
5,000M	6/5/2019	2.42	4,978,107
Total Value of Short-Term U.S. Government Agency Obligations (cost $9,973,419)			9,973,419

Total Value of Investments (cost $177,053,423)**	99.6%	177,053,423
Other Assets, Less Liabilities	.4	687,679
Net Assets	100.0%	$177,741,102

*

The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at March 31, 2019.

**	Aggregate cost for federal income tax purposes is the same.

Portfolio of Investments (continued)

GOVERNMENT CASH MANAGEMENT FUND

March 31, 2019

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Short-Term U.S. Government Obligations	$—	$105,613,646	$—	$105,613,646
Variable and Floating Rate Notes:
U.S. Government Agency Obligations	—	61,466,358	—	61,466,358
Short-Term U.S. Government Agency Obligations	—	9,973,419	—	9,973,419
Total Investments in Securities	$—	$177,053,423	$—	$177,053,423

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

INTERNATIONAL OPPORTUNITIES BOND FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period (10/1/18-3/31/19)*
Class A Shares	1.44%
Actual		$1,000.00	$ 997.87	$ 7.17
Hypothetical**		$1,000.00	$ 1,017.75	$ 7.24
Advisor Class Shares	1.14%
Actual		$1,000.00	$ 999.28	$ 5.68
Hypothetical**		$1,000.00	$ 1,019.25	$ 5.74
Institutional Class Shares	0.97%
Actual		$1,000.00	$ 999.79	$ 4.84
Hypothetical**		$1,000.00	$ 1,020.09	$ 4.89

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019, and are based on the total market value of investments.

Portfolio of Investments

INTERNATIONAL OPPORTUNITIES BOND FUND

March 31, 2019

Principal Amount		Security	Value
		SOVEREIGN BONDS—57.0%
		Mexico—12.8%
		United Mexican States:
288M	MXN	7.75%, 11/23/2034	$1,412,799
1,437M	MXN	7.75%, 11/13/2042	6,882,853
533M	MXN	8%, 11/7/2047	2,608,863
822M	MXN	8.5%, 5/31/2029	4,356,756
956M	MXN	8.5%, 11/18/2038	4,964,536
			20,225,807
		Malaysia—7.5%
		Federation of Malaysia:
14,190M	MYR	3.48%, 3/15/2023	3,463,062
1,750M	MYR	3.62%, 11/30/2021	430,591
7,020M	MYR	3.659%, 10/15/2020	1,727,548
8,435M	MYR	3.882%, 3/10/2022	2,094,318
6,610M	MYR	3.899%, 11/16/2027	1,626,447
890M	MYR	3.9%, 11/30/2026	221,545
2,405M	MYR	3.955%, 9/15/2025	598,442
6,540M	MYR	4.048%, 9/30/2021	1,626,200
			11,788,153
		Poland—6.6%
9,845M	PLN	Poland Government Bond, 2%, 4/25/2021	2,584,204
		Republic of Poland:
14,085M	PLN	1.5%, 4/25/2020	3,672,357
7,330M	PLN	3.25%, 7/25/2019	1,921,711
8,400M	PLN	5.25%, 10/25/2020	2,311,236
			10,489,508
		South Africa—5.7%
		Republic of South Africa:
54,690M	ZAR	6.5%, 2/28/2041	2,685,652
100,650M	ZAR	8.75%, 2/28/2048	6,300,413
			8,986,065

Principal Amount		Security	Value
		Chile—4.6%
4,800,000M	CLP	Bonos Tesoreria Pesos, 4.5%, 3/1/2021	$7,227,456
		Brazil—4.6%
		Nota Do Tesouro Nacional:
11M	BRL	10%, 1/1/2021	2,996,555
15M	BRL	10%, 1/1/2027	4,209,084
			7,205,639
		United Kingdom—4.5%
5,410M	GBP	United Kingdom Gilt, 1.75%, 7/22/2019	7,067,992
		Colombia—4.4%
20,300,000M	COP	Titulos De Tesoreria, 7.5%, 8/26/2026	6,887,417
		Indonesia—2.7%
		Republic of Indonesia:
34,800,000M	IDR	8.375%, 3/15/2034	2,514,593
23,800,000M	IDR	9%, 3/15/2029	1,822,450
			4,337,043
		Peru—2.0%
10,000M	PEN	Bonos De Tesoreria, 6.15%, 8/12/2032 (c)	3,175,691
		Australia—1.6%
3,625M	AUD	Commonwealth of Australia, 2.75%, 10/21/2019	2,592,049
Total Value of Sovereign Bonds (cost $105,159,288)			89,982,820
		CORPORATE BONDS—22.4%
		United States—19.4%
1,390M	USD	American Express Co., 3.3326%, 11/5/2021 (a)	1,395,418
2,490M	USD	Caterpillar Financial Service, 2.8409%, 3/15/2021 (a)	2,492,605
2,100M	USD	Citibank NA, 3.0478%, 2/12/2021 (a)	2,101,438
1,650M	USD	Citigroup, Inc., 3.5725%, 1/10/2020 (a)	1,657,154
2,395M	USD	Daimler Finance NA, LLC, 3.1134%, 2/22/2021 (a)(b)	2,389,602

Portfolio of Investments (continued)

INTERNATIONAL OPPORTUNITIES BOND FUND

March 31, 2019

Principal Amount		Security	Value
		United States (continued)
		Ford Motor Credit Co., LLC:
2,055M	USD	3.7968%, 1/9/2020 (a)	$2,054,891
930M	USD	3.605%, 4/5/2021 (a)	908,334
2,505M	USD	General Motors Financial Co., Inc., 3.7269%, 4/13/2020 (a)	2,509,051
4,180M	USD	Goldman Sachs Group, Inc., 3.401%, 2/23/2023 (a)	4,145,753
1,505M	USD	HP Enterprise Co., 6.35%, 10/15/2045	1,579,502
		Metropolitan Life Global Funding I:
1,410M	USD	2.8453%, 9/19/2019 (a)(b)	1,410,984
2,290M	USD	3.0339%, 1/8/2021 (a)(b)	2,287,804
2,410M	USD	NBCUniversal Enterprise, Inc., 3.197%, 4/1/2021 (a)(b)	2,413,858
1,555M	USD	New York Life Global Funding, 2.957%, 10/1/2020 (a)(b)	1,555,781
1,760M	USD	Wells Fargo & Co., 3.7898%, 7/26/2021 (a)	1,782,882
			30,685,057
		Australia—1.8%
1,395M	USD	Macquarie Bank, Ltd., 3.1439%, 4/4/2019 (a)(b)	1,395,050
1,500M	USD	National Australia Bank, Ltd., 3.1734%, 5/22/2020 (a)(b)	1,505,917
			2,900,967
		Germany—1.2%
1,825M	USD	BMW U.S. Capital, LLC, 3.175%, 4/6/2020 (a)(b)	1,827,172
Total Value of Corporate Bonds (cost $35,327,191)			35,413,196
		U.S. GOVERNMENT OBLIGATIONS—8.0%
		United States
		U.S. Treasury Notes:
7,290M	USD	2.4578%, 4/30/2020 (a)	7,286,224
5,360M	USD	2.4698%, 10/31/2020 (a)	5,353,118
Total Value of U.S. Government Obligations (cost $12,651,199)			12,639,342

Principal Amount		Security	Value
		SUPRANATIONALS—3.5%
		United States—2.8%
4,410M	USD	Inter-American Development Bank, 2.4928%, 10/9/2020 (a)	$4,408,386
		Venezuela—.7%
1,075M	USD	Corp. Andina De Formento, 2%, 5/10/2019	1,074,459
Total Value of Supranational (cost $5,482,295)			5,482,845
		GOVERNMENT REGIONAL AGENCY—3.4%
		Australia
970M	AUD	New South Wales Treasury Corp., 4%, 4/8/2021	721,286
3,700M	AUD	Queensland Treasury Corp., 4%, 6/21/2019 (c)	2,640,917
2,740M	AUD	Western Australia Treasury Corp., 7%, 10/15/2019	2,001,477
Total Value of Government Regional Agency (cost $5,859,979)			5,363,680
		GOVERNMENT SOVEREIGN AGENCY—1.2%
		Norway
1,872M	USD	Kommunalbanken AS, 2.9446%, 6/16/2020 (cost $1,882,801) (a)(b)	1,879,739

Total Value of Investments (cost $166,362,753)	95.5%	150,761,622
Other Assets, Less Liabilities	4.5	7,203,606
Net Assets	100.0%	$157,965,228

(a)	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2019.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

(c)	Security exempt from registration under Regulation S of the Securities Act of 1933 (see Note 4).

Portfolio of Investments (continued)

INTERNATIONAL OPPORTUNITIES BOND FUND

March 31, 2019

At March 31, 2019, International Opportunities Bond Fund has open foreign exchange contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

International Opportunities Bond Fund

Counterparty	Settlement Date	Foreign Currency	Receive (Deliver)	Asset	Liability	Unrealized Appreciation (Depreciation)
MS	4/10/19	PLN	(2,860,000)	$744,908	$765,754	$20,846
BCI	4/10/19	PLN	2,860,000	759,199	744,908	(14,291)
HSBC	4/15/19	SEK	55,400,000	6,197,561	5,958,719	(238,842)
CITI	4/15/19	SEK	(7,100,000)	763,662	787,720	24,058
GS	4/16/19	CAD	12,290,000	9,284,932	9,196,693	(88,239)
GS	4/16/19	CAD	450,000	341,767	336,738	(5,029)
GS	4/16/19	CAD	(4,100,000)	3,068,058	3,052,753	(15,305)
GS	4/16/19	CAD	(8,640,000)	6,465,372	6,441,032	(24,340)
HSBC	4/26/19	NOK	20,500,000	2,412,659	2,376,825	(35,834)
HSBC	5/15/19	SEK	37,700,000	4,288,233	4,054,941	(233,292)
HSBC	5/15/19	ZAR	(21,100,000)	1,462,358	1,557,127	94,769
HSBC	5/15/19	ZAR	(19,500,000)	1,351,468	1,415,772	64,304
JPM	5/21/19	JPY	1,054,000,000	9,591,497	9,510,060	(81,437)
HSBC	5/23/19	NOK	20,900,000	2,439,637	2,423,202	(16,435)
MS	5/24/19	AUD	1,480,000	1,062,433	1,050,875	(11,558)
HSBC	6/14/19	SEK	37,700,000	4,298,354	4,054,941	(243,413)
CITI	6/17/19	GBP	8,710,000	11,527,232	11,344,396	(182,836)
BCI	6/18/19	ZAR	(27,400,000)	1,898,986	1,871,431	(27,555)
HSBC	6/24/19	NOK	20,800,000	2,445,390	2,411,608	(33,782)
CITI	6/26/19	JPY	723,000,000	6,569,114	6,523,504	(45,610)
Net unrealized depreciation on open foreign exchange contracts						$(1,093,821)

A summary of abbreviations for counterparties to foreign exchange contracts are as follows:

CITI	Citigroup Global Markets

BCI	Barclays Capital, Inc.

GS	Goldman Sachs & Co.

HSBC	HSBC Bank USA N.A.

JPM	J.P. Morgan Securities, Inc.

MS	Morgan Stanley

Summary of Abbreviations:

AUD	Australian Dollar

BRL	Brazillian Real

CAD	Canadian Dollar

CLP	Chilean Peso

COP	Colombian Peso

GBP	British Pound

IDR	Indonesian Rupiah

JPY	Japanese Yen

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

PEN	Peruvian Sol

PLN	Polish Zloty

SEK	Swedish Krona

USD	United States Dollar

ZAR	South African Rand

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Portfolio of Investments (continued)

INTERNATIONAL OPPORTUNITIES BOND FUND

March 31, 2019

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Sovereign Bonds
Mexico	$—	$20,225,807	$—	$20,225,807
Malaysia	—	11,788,153	—	11,788,153
Poland	—	10,489,508	—	10,489,508
South Africa	—	8,986,065	—	8,986,065
Chile	—	7,227,456	—	7,227,456
Brazil	—	7,205,639	—	7,205,639
United Kingdom	—	7,067,992	—	7,067,992
Colombia	—	6,887,417	—	6,887,417
Indonesia	—	4,337,043	—	4,337,043
Peru	—	3,175,691	—	3,175,691
Australia	—	2,592,049	—	2,592,049
Corporate Bonds
United States	—	30,685,057	—	30,685,057
Australia	—	2,900,967	—	2,900,967
Germany	—	1,827,172	—	1,827,172
U.S. Government Obligations	—	12,639,342	—	12,639,342
Supranationals
United States	—	4,408,386	—	4,408,386
Venezuela	—	1,074,459	—	1,074,459
Government Regional Agency
Australia	—	5,363,680	—	5,363,680
Government Sovereign Agency
Norway	—	1,879,739	—	1,879,739
Total Investments in Securities	$—	$150,761,622	$—	$150,761,622
Other Financial Instruments*	$—	$(1,093,821)	$—	$(1,093,821)

*	Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized depreciation on the instruments.

During the period ended March 31, 2019, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period (10/1/18-3/31/19)*
Class A Shares	1.08%
Actual		$1,000.00	$1,046.82	$ 5.51
Hypothetical**		$1,000.00	$1,019.54	$ 5.44
Class B Shares	1.94%
Actual		$1,000.00	$1,041.46	$ 9.87
Hypothetical**		$1,000.00	$1,015.26	$ 9.75
Advisor Class Shares	0.74%
Actual		$1,000.00	$1,047.29	$ 3.78
Hypothetical**		$1,000.00	$1,021.24	$ 3.73
Institutional Class Shares	0.66%
Actual		$1,000.00	$1,047.82	$ 3.37
Hypothetical**		$1,000.00	$1,021.64	$ 3.33

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019, and are based on the total market value of investments.

Portfolio of Investments

INVESTMENT GRADE FUND

March 31, 2019

Principal Amount	Security	Value
	CORPORATE BONDS—91.3%
	Aerospace/Defense—.9%
$150M	Bombardier, Inc., 6%, 10/15/2022 (a)	$152,062
5,000M	Rockwell Collins, Inc., 3.5%, 3/15/2027	4,941,685
	TransDigm, Inc.:
75M	6.5%, 7/15/2024	77,344
75M	6.25%, 3/15/2026 (a)	78,300
100M	Triumph Group, Inc., 5.25%, 6/1/2022	96,500
		5,345,891
	Automotive—6.0%
275M	American Axle & Manufacturing, Inc., 6.25%, 4/1/2025	268,812
50M	Asbury Automotive Group, Inc., 6%, 12/15/2024	51,672
275M	Cooper Standard Automotive, Inc., 5.625%, 11/15/2026 (a)	242,825
5,500M	Daimler Finance NA, LLC, 3.3%, 5/19/2025 (a)	5,432,372
545M	Dana Holding Corp., 5.5%, 12/15/2024	545,000
	Ford Motor Credit Co., LLC:
6,200M	8.125%, 1/15/2020	6,427,056
5,000M	3.81%, 1/9/2024	4,737,300
	General Motors Financial Co., Inc.:
4,000M	5.25%, 3/1/2026	4,131,816
900M	5.65%, 1/17/2029	931,378
75M	Hertz Corp., 5.875%, 10/15/2020	75,075
75M	J.B. Poindexter & Co., 7.125%, 4/15/2026 (a)	75,587
	Lear Corp.:
3,600M	5.25%, 1/15/2025	3,744,065
3,000M	3.8%, 9/15/2027	2,877,414
75M	LKQ Corp., 4.75%, 5/15/2023	75,829
4,000M	O’Reilly Automotive, Inc., 3.55%, 3/15/2026	3,990,564
	Panther BF Aggeregator 2, LP:
25M	6.25%, 5/15/2026 (a)(b)	25,563
25M	8.5%, 5/15/2027 (a)(b)	25,125
75M	Tenneco, Inc., 5%, 7/15/2026	60,375
2,700M	Volkswagen Group America, 4%, 11/12/2021	2,755,696
		36,473,524

Principal Amount	Security	Value
	Building Materials—.1%
$100M	Building Materials Corp., 5.375%, 11/15/2024 (a)	$102,875
125M	Griffon Corp., 5.25%, 3/1/2022	123,437
50M	New Enterprise Stone & Lime Co., 6.25%, 3/15/2026 (a)	48,756
75M	Standard Industries, Inc., 5.5%, 2/15/2023 (a)	76,500
		351,568
	Chemicals—3.2%
275M	Blue Cube Spinco, Inc., 10%, 10/15/2025	315,989
25M	CF Industries, Inc., 4.95%, 6/1/2043	21,531
100M	Chemours Co., 6.625%, 5/15/2023	103,759
4,020M	Dow Chemical Co., 3.5%, 10/1/2024	4,081,333
4,500M	DowDuPont, Inc., 4.725%, 11/15/2028	4,866,025
75M	Kraton Polymers, LLC, 7%, 4/15/2025 (a)	76,125
5,000M	LyondellBasell Industries NV, 6%, 11/15/2021	5,349,725
50M	Neon Holdings, Inc., 10.125%, 4/1/2026 (a)	51,125
4,000M	Nutrien, Ltd., 3.375%, 3/15/2025	3,948,596
125M	Rain CII Carbon, LLC, 7.25%, 4/1/2025 (a)	111,250
70M	Rayonier AM Products, Inc., 5.5%, 6/1/2024 (a)	65,975
50M	Tronox, Inc., 6.5%, 4/15/2026 (a)	47,908
100M	Univar USA, Inc., 6.75%, 7/15/2023 (a)	102,700
		19,142,041
	Consumer Non-Durables—.2%
175M	Eagle Intermediate Global Holding, 7.5%, 5/1/2025 (a)	173,250
	Energizer Holdings, Inc.:
75M	5.5%, 6/15/2025 (a)	74,413
50M	6.375%, 7/15/2026 (a)	51,375
25M	7.75%, 1/15/2027 (a)	26,687
150M	First Quality Finance Co., 4.625%, 5/15/2021 (a)	150,375
75M	KGA Escrow, LLC, 7.5%, 8/15/2023 (a)	76,406
	Reynolds Group Holdings, Inc.:
145M	5.75%, 10/15/2020	145,730
275M	5.125%, 7/15/2023 (a)	279,813
		978,049

Portfolio of Investments (continued)

INVESTMENT GRADE FUND

March 31, 2019

Principal Amount	Security	Value
	Energy—12.1%
$6,600M	Andeavor Logistics, LP, 5.25%, 1/15/2025	$6,857,149
75M	Apergy Corp., 6.375%, 5/1/2026	76,219
150M	Baytex Energy Corp., 5.125%, 6/1/2021 (a)	148,875
	Blue Racer Midstream, LLC:
275M	6.125%, 11/15/2022 (a)	280,500
75M	6.625%, 7/15/2026 (a)	76,875
100M	California Resources Corp., 8%, 12/15/2022 (a)	78,780
50M	Callon Petroleum Co., 6.375%, 7/1/2026	50,375
5,000M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019 (a)	5,037,070
	Chesapeake Energy Corp.:
50M	4.875%, 4/15/2022	49,500
125M	7%, 10/1/2024	125,156
75M	8%, 6/15/2027	74,250
1,800M	Cimarex Energy Co., 4.375%, 3/15/2029	1,856,083
150M	CITGO Petroleum Corp., 6.25%, 8/15/2022 (a)	149,625
	Consolidated Energy Finance SA:
150M	6.3609%, 6/15/2022 (a)†	149,556
150M	6.875%, 6/15/2025 (a)	151,875
4,000M	Continental Resources, Inc., 5%, 9/15/2022	4,032,936
75M	Covey Park Energy, LLC, 7.5%, 5/15/2025 (a)	69,750
75M	CrownRock, LP, 5.625%, 10/15/2025 (a)	72,281
75M	DCP Midstream Operating, LP, 3.875%, 3/15/2023	74,812
25M	Diamondback Energy, Inc., 4.75%, 11/1/2024 (a)	25,651
4,000M	Enable Midstream Partners, LP, 4.4%, 3/15/2027	3,910,884
5,000M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021	5,121,435
100M	EnLink Midstream Partners, LP, 4.85%, 7/15/2026	99,645
	Enterprise Products Operating:
4,031M	7.55%, 4/15/2038	5,439,379
1,800M	4.8%, 2/1/2049	1,917,479
270M	Exterran Partners, LP, 6%, 10/1/2022	273,375
275M	Global Partners, LP, 6.25%, 7/15/2022	272,937
50M	Gulfport Energy Corp., 6.625%, 5/1/2023	48,750
5,000M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023	5,060,005
4,750M	Kinder Morgan, Inc., 5.625%, 11/15/2023 (a)	5,190,159

Principal Amount	Security	Value
	Energy (continued)
	Laredo Petroleum, Inc.:
$50M	5.625%, 1/15/2022	$45,938
75M	6.25%, 3/15/2023	67,313
	Magellan Midstream Partners, LP:
5,000M	5%, 3/1/2026	5,430,110
3,600M	4.85%, 2/1/2049	3,826,332
25M	Matador Resources Co., 5.875%, 9/15/2026	25,063
75M	McDermott Escrow 1, Inc., 10.625%, 5/1/2024 (a)	62,344
4,000M	Midwest Connector Capital Co., LLC, 4.625%, 4/1/2029 (a)	4,136,692
4,300M	Noble Energy, Inc., 3.85%, 1/15/2028	4,239,787
50M	Northern Oil and Gas, Inc., 9.5%, 5/15/2023	52,130
	Oasis Petroleum, Inc.:
275M	6.875%, 1/15/2023	275,688
50M	6.25%, 5/1/2026 (a)	47,750
75M	Parkland Fuel Corp., 6%, 4/1/2026 (a)	76,054
100M	Parsley Energy, LLC, 5.25%, 8/15/2025 (a)	99,000
	Range Resources Corp.:
50M	5.75%, 6/1/2021	51,000
25M	5%, 8/15/2022 (a)	24,875
25M	SM Energy Co., 6.625%, 1/15/2027	23,875
100M	Suburban Propane Partners, LP, 5.875%, 3/1/2027	95,250
	Sunoco, LP:
75M	4.875%, 1/15/2023	76,380
75M	5.875%, 3/15/2028	74,625
47M	Transocean Guardian, Ltd., 5.875%, 1/15/2024 (a)	48,195
47M	Transocean Pontus, Ltd., 6.125%, 8/1/2025 (a)	48,077
50M	USA Compression Partners, LP, 6.875%, 9/1/2027 (a)	51,063
	Valero Energy Corp.:
2,700M	4.35%, 6/1/2028	2,805,856
3,500M	6.625%, 6/15/2037	4,293,331
	Whiting Petroleum Corp.:
275M	5.75%, 3/15/2021	279,538
50M	6.25%, 4/1/2023	50,500
75M	6.625%, 1/15/2026	73,875

Portfolio of Investments (continued)

INVESTMENT GRADE FUND

March 31, 2019

Principal Amount	Security	Value
	Energy (continued)
	WPX Energy, Inc.:
$270M	5.25%, 9/15/2024	$274,050
25M	5.75%, 6/1/2026	25,469
		73,451,526
	Financial Services—8.5%
5,400M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024	5,793,476
6,750M	Brookfield Finance, Inc., 4.85%, 3/29/2029	6,946,708
3,750M	ERAC USA Finance, LLC, 4.5%, 8/16/2021 (a)	3,866,212
2,500M	GE Capital International Funding Services, Ltd., 4.418%, 11/15/2035	2,314,922
6,400M	General Electric Capital Corp., 4.65%, 10/17/2021	6,635,654
4,500M	International Lease Finance Corp., 8.25%, 12/15/2020	4,861,966
5,000M	Key Bank NA, 3.4%, 5/20/2026	4,959,895
4,000M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	4,203,980
75M	Nationstar Mortgage, LLC, 6.5%, 7/1/2021	75,188
	Protective Life Corp.:
5,135M	7.375%, 10/15/2019	5,255,539
3,600M	4.3%, 9/30/2028 (a)	3,689,406
3,000M	Prudential Financial, Inc., 7.375%, 6/15/2019	3,026,418
		51,629,364
	Financials—18.8%
50M	Acrisure, LLC, 8.125%, 2/15/2024 (a)	51,902
75M	Ally Financial, Inc., 8%, 11/1/2031	93,469
	Bank of America Corp.:
6,000M	4.2%, 8/26/2024	6,213,426
2,000M	4%, 1/22/2025	2,040,826
4,725M	5.875%, 2/7/2042	5,907,734
3,800M	Barclays Bank, PLC, 3.75%, 5/15/2024	3,850,289
3,200M	Capital One Financial Corp., 3.75%, 4/24/2024	3,250,954
	Colfax Corp.:
50M	6%, 2/15/2024 (a)	52,250
25M	6.375%, 2/15/2026 (a)	26,640

Principal Amount	Security	Value
	Financials (continued)
	Citigroup, Inc.:
$2,250M	2.9%, 12/8/2021	$2,250,414
6,200M	4.5%, 1/14/2022	6,469,223
4,500M	4.3%, 11/20/2026	4,577,760
2,900M	4.075%, 4/23/2029	2,977,868
	DAE Funding, LLC:
50M	5.75%, 11/15/2023 (a)	51,500
275M	5%, 8/1/2024 (a)	279,125
1,200M	Deutsche Bank AG of New York, 3.7%, 5/30/2024	1,152,558
	Goldman Sachs Group, Inc.:
2,350M	3.85%, 7/8/2024	2,396,939
8,450M	3.5%, 11/16/2026	8,345,195
4,550M	4.223%, 5/1/2029	4,654,113
3,750M	HSBC Holdings, PLC, 3.95%, 5/18/2024	3,826,181
200M	Icahn Enterprises, LP, 6.75%, 2/1/2024	209,250
	JPMorgan Chase & Co.:
5,450M	3.54%, 5/1/2028 †	5,458,491
2,500M	4.452%, 12/5/2029	2,663,182
5,900M	6.4%, 5/15/2038	7,662,466
275M	Ladder Capital Finance Holdings, LLLP, 5.25%, 10/1/2025 (a)	264,688
	Morgan Stanley:
4,000M	4.1%, 5/22/2023	4,121,148
3,000M	4%, 7/23/2025	3,090,489
3,600M	3.625%, 1/20/2027	3,611,822
150M	Navient Corp., 5.875%, 3/25/2021	155,438
	Park Aerospace Holdings:
25M	4.5%, 3/15/2023 (a)	24,938
150M	5.5%, 2/15/2024 (a)	156,098
	Springleaf Finance Corp.:
175M	5.625%, 3/15/2023	177,844
75M	6.875%, 3/15/2025	77,531
100M	7.125%, 3/15/2026	102,000
4,000M	UBS AG, 4.875%, 8/4/2020	4,114,736

Portfolio of Investments (continued)

INVESTMENT GRADE FUND

March 31, 2019

Principal Amount	Security	Value
	Financials (continued)
	UBS Group Funding (Switzerland) AG:
$3,000M	3.491%, 5/23/2023 (a)	$3,015,657
3,000M	4.253%, 3/23/2028 (a)	3,122,445
75M	Wand Merger Corp., 8.125%, 7/15/2023 (a)	77,438
	Wells Fargo & Co.:
7,100M	3.45%, 2/13/2023	7,180,180
3,250M	4.75%, 12/7/2046	3,415,418
	Wells Fargo Bank, NA:
2,350M	5.85%, 2/1/2037	2,842,309
3,250M	6.6%, 1/15/2038	4,250,568
		114,262,502
	Food/Beverage/Tobacco—2.7%
2,700M	Anheuser-Busch InBev Worldwide, 4.15%, 1/23/2025	2,815,147
9,000M	Anheuser-Busch Co, 4.7%, 2/1/2036	9,004,383
25M	HLF Financing Sarl, LLC, 7.25%, 8/15/2026 (a)	25,781
3,875M	Maple Escrow Subsidiary, Inc., 3.551%, 5/25/2021 (a)	3,918,160
275M	Post Holdings, Inc., 5.75%, 3/1/2027 (a)	277,406
200M	Sigma Holdco BV, 7.875%, 5/15/2026 (a)	185,500
		16,226,377
	Food/Drug—.0%
	Albertson’s Cos., LLC:
50M	5.75%, 3/15/2025	47,687
50M	7.5%, 3/15/2026 (a)	51,687
		99,374
	Forest Products/Containers—1.2%
	Ardagh Holdings USA, Inc.:
200M	4.625%, 5/15/2023 (a)	201,750
200M	7.25%, 5/15/2024 (a)	211,440
	Berry Global, Inc.:
75M	5.5%, 5/15/2022	76,406
100M	5.125%, 7/15/2023	102,030

Principal Amount	Security	Value
	Forest Products/Containers (continued)
$75M	BWAY Holding Co., 5.5%, 4/15/2024 (a)	$74,741
50M	Crown Americas, LLC, 4.5%, 1/15/2023	50,625
50M	Greif, Inc., 6.5%, 3/1/2027 (a)	51,250
50M	Mercer International, Inc., 7.375%, 1/15/2025 (a)	52,625
50M	Multi-Color Corp., 4.875%, 11/1/2025 (a)	51,750
4,000M	Packaging Corp. of America, 3.4%, 12/15/2027	3,895,824
2,500M	Rock-Tenn Co., 4.9%, 3/1/2022	2,613,577
50M	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/2026 (a)	50,125
		7,432,143
	Gaming/Leisure—.3%
50M	AMC Entertainment, Inc., 5.75%, 6/15/2025	46,927
150M	AMC Networks, Inc., 5%, 4/1/2024	151,110
	Boyd Gaming Corp.:
50M	6.875%, 5/15/2023	52,125
175M	6%, 8/15/2026	180,031
50M	Cedar Fair, LP, 5.375%, 6/1/2024	51,309
325M	CRC Escrow Issuer, LLC, 5.25%, 10/15/2025 (a)	313,826
125M	Golden Nugget, Inc., 8.75%, 10/1/2025 (a)	131,562
150M	IRB Holding Corp., 6.75%, 2/15/2026 (a)	141,375
75M	MGM Resorts International, 6%, 3/15/2023	79,313
75M	National CineMedia, LLC, 6%, 4/15/2022	76,125
25M	Six Flags Entertainment Corp., 4.875%, 7/31/2024 (a)	24,766
50M	Stars Group Holdings BV, 7%, 7/15/2026 (a)	52,250
325M	Viking Cruises, Ltd., 6.25%, 5/15/2025 (a)	331,500
50M	Wynn Las Vegas, LLC, 5.5%, 3/1/2025 (a)	49,500
		1,681,719
	Health Care—2.6%
	Bausch Health Cos., Inc.:
100M	5.5%, 3/1/2023 (a)	100,875
275M	6.5%, 3/15/2022 (a)	284,969
50M	7%, 3/15/2024 (a)	53,025

Portfolio of Investments (continued)

INVESTMENT GRADE FUND

March 31, 2019

Principal Amount	Security	Value
	Health Care (continued)
	Bausch Health Cos., Inc. (continued)
$50M	8.5%, 1/31/2027 (a)	$53,125
125M	9%, 12/15/2025 (a)	136,256
275M	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	259,779
150M	Cimpress NV, 7%, 6/15/2026 (a)	145,125
	CVS Health Corp.:
4,000M	3.875%, 7/20/2025	4,051,692
1,800M	4.3%, 3/25/2028	1,825,502
3,000M	5.05%, 3/25/2048	3,026,772
275M	DaVita, Inc., 5.125%, 7/15/2024	272,250
4,050M	Express Scripts Holding Co., 4.75%, 11/15/2021	4,232,485
275M	HCA, Inc., 6.25%, 2/15/2021	289,671
275M	HealthSouth Corp., 5.75%, 11/1/2024	279,469
275M	Mallinckrodt Finance SB, 5.75%, 8/1/2022 (a)	257,125
100M	MEDNAX, Inc., 6.25%, 1/15/2027 (a)	101,250
275M	Molina Healthcare, Inc., 4.875%, 6/15/2025 (a)	272,938
75M	MPH Operating Partnership, LP, 7.125%, 6/1/2024 (a)	75,000
50M	Par Pharmaceutical, Inc., 7.5%, 4/1/2027 (a)	50,825
200M	Syneos Health, Inc., 7.5%, 10/1/2024 (a)	211,500
50M	Tenet Healthcare Corp., 5.125%, 5/1/2025	50,378
		16,030,011
	Home-Building—.0%
75M	William Lyon Homes, Inc., 6%, 9/1/2023	72,938
	Information Technology—2.5%
275M	Alliance Data Systems Corp., 5.375%, 8/1/2022 (a)	279,125
75M	Anixter, Inc., 6%, 12/1/2025 (a)	78,937
	CommScope Finance, LLC:
25M	5.5%, 3/1/2024 (a)	25,632
25M	6%, 3/1/2026 (a)	25,922
275M	CommScope Technologies, LLC, 6%, 6/15/2025 (a)	268,386
4,000M	Corning, Inc., 7.25%, 8/15/2036	4,723,784
	Diamond 1 Finance Corp.:
8,550M	4.42%, 6/15/2021 (a)	8,775,053

Principal Amount	Security	Value
	Information Technology (continued)
$100M	5.875%, 6/15/2021 (a)	$101,914
50M	7.125%, 6/15/2024 (a)	53,019
50M	NCR Corp., 4.625%, 2/15/2021	50,038
50M	Nielsen Finance, LLC, 5%, 4/15/2022 (a)	49,625
100M	Nuance Communications, Inc., 6%, 7/1/2024	102,875
125M	Rackspace Hosting, Inc., 8.625%, 11/15/2024 (a)	111,672
275M	Solera, LLC, 10.5%, 3/1/2024 (a)	299,453
75M	Symantec Corp., 5%, 4/15/2025 (a)	75,183
25M	VeriSign, Inc., 4.75%, 7/15/2027	25,097
75M	Verscend Holding Corp., 9.75%, 8/15/2026 (a)	75,094
		15,120,809
	Manufacturing—2.0%
275M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023 (a)	285,656
150M	Brand Energy & Infrastructure Services, Inc., 8.5%, 7/15/2025 (a)	135,375
75M	Cloud Crane, LLC, 10.125%, 8/1/2024 (a)	80,812
4,000M	Crane Co., 4.2%, 3/15/2048	3,781,372
2,250M	CRH America, Inc., 3.4%, 5/9/2027 (a)	2,156,348
275M	Grinding Media, Inc., 7.375%, 12/15/2023 (a)	265,375
5,000M	Johnson Controls International, PLC, 5%, 3/30/2020	5,105,490
100M	Manitowoc Co., Inc., 9%, 4/1/2026 (a)	101,500
		11,911,928
	Media-Broadcasting—.5%
1,800M	ABC, Inc., 8.75%, 8/15/2021	2,041,465
100M	Belo Corp., 7.25%, 9/15/2027	107,250
25M	Gray Escrow, Inc., 7%, 5/15/2027 (a)	26,625
50M	LIN Television Corp., 5.875%, 11/15/2022	51,438
200M	Nexstar Broadcasting, Inc., 5.625%, 8/1/2024 (a)	203,500
125M	Sinclair Television Group, Inc., 5.625%, 8/1/2024 (a)	126,406
300M	Sirius XM Radio, Inc., 6%, 7/15/2024 (a)	312,000
		2,868,684

Portfolio of Investments (continued)

INVESTMENT GRADE FUND

March 31, 2019

Principal Amount	Security	Value
	Media-Cable TV—2.4%
$275M	Altice Financing SA, 6.625%, 2/15/2023 (a)	$281,875
200M	Altice France SA, 8.125%, 2/1/2027 (a)	202,750
	CCO Holdings, LLC:
275M	5.125%, 2/15/2023	280,500
275M	5.875%, 4/1/2024 (a)	288,093
175M	Clear Channel International, 8.75%, 12/15/2020 (a)	180,469
	Clear Channel Worldwide Holdings, Inc.:
300M	Series “A”, 6.5%, 11/15/2022	308,625
100M	9.25%, 2/15/2024 (a)	106,250
	Comcast Corp.:
5,800M	4.25%, 1/15/2033	6,127,085
3,250M	4.2%, 8/15/2034	3,386,419
1,800M	4.7%, 10/15/2048	1,954,260
	CSC Holdings, LLC:
275M	5.375%, 7/15/2023 (a)	280,844
375M	10.875%, 10/15/2025 (a)	433,875
275M	DISH DBS Corp., 5%, 3/15/2023	248,531
250M	Gray Television, Inc., 5.875%, 7/15/2026 (a)	255,050
275M	Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023 (a)	287,454
		14,622,080
	Media-Diversified—1.2%
2,700M	Fox Corp., 4.03%, 1/25/2024 (a)	2,800,610
100M	Gannett Co., Inc., 6.375%, 10/15/2023	103,750
175M	Outdoor Americas Capital, LLC, 5.875%, 3/15/2025	179,812
4,000M	Time Warner, Inc., 3.6%, 7/15/2025	3,993,756
350M	Tribune Media Co., 5.875%, 7/15/2022	358,969
		7,436,897
	Metals/Mining—3.1%
125M	Allegheny Technologies, Inc., 7.875%, 8/15/2023	135,937
2,700M	ArcelorMittal, 4.55%, 3/11/2026	2,763,285
5,000M	Arconic, Inc., 6.15%, 8/15/2020	5,170,025

Principal Amount	Security	Value
	Metals/Mining (continued)
$50M	Big River Steel, LLC, 7.25%, 9/1/2025 (a)	$52,390
75M	Cliffs Natural Resources, Inc., 5.75%, 3/1/2025	72,000
275M	Commercial Metals Co., 4.875%, 5/15/2023	277,062
5,000M	Glencore Funding, LLC, 4.625%, 4/29/2024 (a)	5,169,665
275M	HudBay Minerals, Inc., 7.25%, 1/15/2023 (a)	286,000
125M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022 (a)	132,188
4,200M	Newmont Mining Corp., 5.125%, 10/1/2019	4,247,099
75M	Northwest Acquisitions, ULC, 7.125%, 11/1/2022 (a)	66,188
225M	Novelis, Inc., 5.875%, 9/30/2026 (a)	224,719
170M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025 (a)	172,550
		18,769,108
	Real Estate—8.7%
	Alexandria Real Estate Equities, Inc.:
4,600M	3.95%, 1/15/2028	4,632,554
2,800M	4.85%, 4/15/2049	2,939,017
	Digital Realty Trust, LP:
3,200M	5.25%, 3/15/2021	3,317,555
6,700M	4.75%, 10/1/2025	7,110,408
1,500M	3.7%, 8/15/2027	1,486,623
2,800M	Duke Realty Corp., 3.25%, 6/30/2026	2,761,760
3,700M	Duke Realty, LP, 4%, 9/15/2028	3,826,647
275M	Equinix, Inc., 5.375%, 4/1/2023	280,844
3,500M	Essex Portfolio, LP, 3.875%, 5/1/2024	3,585,869
270M	Geo Group, Inc., 5.875%, 10/15/2024	237,600
275M	Greystar Real Estate Partners, 5.75%, 12/1/2025 (a)	276,375
2,200M	HCP, Inc., 4.25%, 11/15/2023	2,293,614
350M	Iron Mountain, Inc., 5.75%, 8/15/2024	354,375
25M	MGM Growth Properties Operating Partnership, LP, 5.75%, 2/1/2027 (a)	25,906
4,500M	National Retail Properties, Inc., 4%, 11/15/2025	4,617,684
5,000M	Realty Income Corp., 3.875%, 4/15/2025	5,181,140
6,000M	STORE Capital Corp., 4.5%, 3/15/2028	6,055,326
4,125M	Vornado Realty, LP, 3.5%, 1/15/2025	4,097,610
		53,080,907

Portfolio of Investments (continued)

INVESTMENT GRADE FUND

March 31, 2019

Principal Amount	Security	Value
	Retail-General Merchandise—1.2%
$150M	1011778 B.C., ULC, 4.625%, 1/15/2022 (a)	$151,082
275M	AmeriGas Partners, LP, 5.5%, 5/20/2025	275,344
5,300M	Home Depot, Inc., 5.875%, 12/16/2036	6,676,829
50M	J.C. Penney Co., Inc., 8.625%, 3/15/2025	29,500
275M	KFC Holding Co., LLC, 5%, 6/1/2024 (a)	281,188
25M	SRS Distribution, Inc., 8.25%, 7/1/2026 (a)	24,125
		7,438,068
	Services—.2%
400M	AECOM, 5.125%, 3/15/2027	388,500
200M	First Data Corp., 5.375%, 8/15/2023 (a)	204,750
75M	Prime Security Services Borrower, LLC, 9.25%, 5/15/2023 (a)	78,938
275M	United Rentals, Inc., 4.625%, 10/15/2025	272,250
		944,438
	Telecommunications—4.2%
	AT&T, Inc.:
4,500M	4.25%, 3/1/2027	4,630,873
6,000M	4.85%, 3/1/2039	6,047,502
	Frontier Communications Corp.:
50M	11%, 9/15/2025	33,156
50M	8.5%, 4/1/2026 (a)	46,625
25M	8%, 4/1/2027 (a)	25,875
350M	GCI, Inc., 6.875%, 4/15/2025	367,062
100M	Qwest Corp., 7.25%, 9/15/2025	107,757
100M	Telesat Canada, 8.875%, 11/15/2024 (a)	108,000
	Verizon Communications, Inc.:
6,100M	4.329%, 9/21/2028	6,456,746
7,100M	4.272%, 1/15/2036	7,191,988
	Zayo Group, LLC:
150M	6%, 4/1/2023	152,625
250M	6.375%, 5/15/2025	252,188
		25,420,397

Principal Amount	Security	Value
	Transportation—2.9%
$4,250M	Air Lease Corp., 3.875%, 7/3/2023	$4,298,696
2,700M	Aviation Capital Group, LLC, 3.5%, 11/1/2027 (a)	2,565,454
275M	BCD Acquisition, Inc., 9.625%, 9/15/2023 (a)	292,875
	Burlington Northern Santa Fe, LLC:
1,800M	5.75%, 5/1/2040	2,236,307
4,000M	5.15%, 9/1/2043	4,719,228
200M	Fly Leasing, Ltd., 5.25%, 10/15/2024	193,000
3,000M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022 (a)	3,140,028
207M	XPO Logistics, Inc., 6.5%, 6/15/2022 (a)	211,658
		17,657,246
	Utilities—5.5%
1,800M	Appalachian Power Co., 4.5%, 3/1/2049	1,880,631
	Calpine Corp.:
25M	5.75%, 1/15/2025	24,937
275M	5.25%, 6/1/2026 (a)	274,656
5,000M	Duke Energy Progress, Inc., 4.15%, 12/1/2044	5,214,480
1,800M	Energy Transfer Partners, LP, 5.25%, 4/15/2029	1,931,913
3,150M	Entergy Arkansas, Inc., 4.95%, 12/15/2044	3,277,764
4,000M	Exelon Generation Co., LLC, 3.4%, 3/15/2022	4,056,900
250M	NRG Yield Operating, LLC, 5%, 9/15/2026	239,375
3,850M	Ohio Power Co., 5.375%, 10/1/2021	4,102,256
	ONEOK, Inc.:
4,000M	7.5%, 9/1/2023	4,631,792
4,500M	4.55%, 7/15/2028	4,657,977
2,700M	Sempra Energy, 3.28731%, 1/15/2021 †	2,678,262
225M	Targa Resources Partners, LP, 4.25%, 11/15/2023	224,719
		33,195,662
	Waste Management—.0%
275M	Covanta Holding Corp., 5.875%, 3/1/2024	282,562

Portfolio of Investments (continued)

INVESTMENT GRADE FUND

March 31, 2019

Principal Amount	Security	Value
	Wireless Communications—.3%
	Intelsat Jackson Holdings SA:
$350M	8%, 2/15/2024 (a)	$365,750
175M	8.5%, 10/15/2024 (a)	171,062
	Level 3 Financing, Inc.:
50M	5.375%, 8/15/2022	50,375
275M	5.375%, 1/15/2024	280,803
275M	Sprint Communications, Inc., 6%, 11/15/2022	277,833
275M	Sprint Corp., 7.125%, 6/15/2024	279,813
275M	T-Mobile USA, Inc., 6%, 3/1/2023	283,250
		1,708,886
Total Value of Corporate Bonds (cost $545,160,576)		553,634,699
	U.S. GOVERNMENT OBLIGATIONS—6.5%
	U.S. Treasury Bonds:
6,500M	3%, 2/15/2048	6,726,739
6,500M	3%, 8/15/2048	6,729,911
4,000M	3.375%, 11/15/2048	4,452,580
	U.S. Treasury Notes:
3,500M	2.125%, 3/31/2024	3,480,929
2,000M	2.25%, 3/31/2021	1,999,218
6,500M	2.375%, 2/29/2024	6,543,290
4,000M	2.625%, 2/15/2029	4,073,984
4,000M	2.75%, 6/30/2025	4,103,828
1,430M	3.125%, 11/15/2028	1,517,113
Total Value of U.S. Government Obligations (cost $38,251,151)		39,627,592
	PASS-THROUGH CERTIFICATES—.7%
	Transportation
4,378M	American Airlines 17-2 AA PTT, 3.35%, 10/15/2029 (cost $4,378,225)	4,284,120

Total Value of Investments (cost $587,789,952)	98.5%	597,546,411
Other Assets, Less Liabilities	1.5	9,135,593
Net Assets	100.0%	$606,682,004

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2019.

Summary of Abbreviations:

LLLP	Limited Liability Limited Partnership

PTT	Pass-Through Trust

ULC	Unlimited Liability Corporation

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$553,634,699	$—	$553,634,699
U.S. Government Obligations	—	39,627,592	—	39,627,592
Pass-Through Certificates	—	4,284,120	—	4,284,120
Total Investments in Securities*	$—	$597,546,411	$—	$597,546,411

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

LIMITED DURATION BOND FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period (10/1/18-3/31/19)*
Class A Shares	0.79%
Actual		$1,000.00	$1,022.09	$ 3.98
Hypothetical**		$1,000.00	$1,020.99	$ 3.98
Advisor Class Shares	0.51%
Actual		$1,000.00	$1,022.36	$ 2.57
Hypothetical**		$1,000.00	$1,022.39	$ 2.57
Institutional Class Shares	0.36%
Actual		$1,000.00	$1,024.35	$ 1.82
Hypothetical**		$1,000.00	$1,023.13	$ 1.82

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019, and are based on the total market value of investments.

Portfolio of Investments

LIMITED DURATION BOND FUND

March 31, 2019

Principal Amount	Security	Value
	CORPORATE BONDS—55.3%
	Aerospace/Defense—.1%
$225M	Bombardier, Inc., 6%, 10/15/2022 (a)	$228,094
100M	TransDigm, Inc., 6%, 7/15/2022	101,875
50M	Triumph Group, Inc., 5.25%, 6/1/2022	48,250
		378,219
	Automotive—9.3%
100M	Avis Budget Group, Inc., 5.5%, 4/1/2023	101,125
	Daimler Finance NA, LLC:
1,800M	3.1275%, 5/4/2020 (a)†	1,798,848
2,000M	3.4%, 2/22/2022 (a)	2,018,590
310M	Dana Holding Corp., 5.5%, 12/15/2024	310,000
	General Motors Financial Co., Inc.:
2,800M	3.55%, 4/9/2021	2,816,397
1,900M	4.2%, 11/6/2021	1,933,904
1,400M	4.3469%, 1/14/2022 †	1,404,465
100M	Group 1 Automotive, Inc., 5.25%, 12/15/2023 (a)	101,000
5,130M	Harley Davidson Financial Services, Inc., 2.15%, 2/26/2020 (a)	5,085,892
25M	Hertz Corp., 5.875%, 10/15/2020	25,025
1,500M	Hyundai Capital America, 3.7439%, 7/8/2021 (a)†	1,500,271
3,120M	Lear Corp., 5.375%, 3/15/2024	3,206,365
25M	LKQ Corp., 4.75%, 5/15/2023	25,276
2,000M	O’Reilly Automotive, Inc., 4.625%, 9/15/2021	2,083,352
3,000M	Toyota Motor Credit Corp., 2.7846%, 9/18/2020 †	3,002,883
	Volkswagen Group America:
3,000M	3.875%, 11/13/2020 (a)	3,039,639
1,900M	4%, 11/12/2021	1,939,193
		30,392,225
	Building Materials—.1%
100M	Building Materials Corp., 5.375%, 11/15/2024 (a)	102,875
75M	Griffon Corp., 5.25%, 3/1/2022	74,062

Portfolio of Investments (continued)

LIMITED DURATION BOND FUND

March 31, 2019

Principal Amount	Security	Value
	Building Materials (continued)
$75M	Standard Industries, Inc., 5.5%, 2/15/2023 (a)	$76,500
		253,437
	Chemicals—1.1%
	Blue Cube Spinco, Inc.:
100M	9.75%, 10/15/2023	111,500
100M	10%, 10/15/2025	114,905
75M	Chemours Co., 6.625%, 5/15/2023	77,819
1,000M	Dow Chemical Co., 4.25%, 11/15/2020	1,019,309
1,800M	DowDuPont, Inc., 3.766%, 11/15/2020	1,833,550
175M	PQ Corp., 6.75%, 11/15/2022 (a)	182,219
40M	Rain CII Carbon, LLC, 7.25%, 4/1/2025 (a)	35,600
35M	Rayonier AM Products, Inc., 5.5%, 6/1/2024 (a)	32,988
50M	Univar USA, Inc., 6.75%, 7/15/2023 (a)	51,350
		3,459,240
	Consumer Non-Durables—.1%
125M	First Quality Finance Co., 4.625%, 5/15/2021 (a)	125,312
50M	KGA Escrow, LLC, 7.5%, 8/15/2023 (a)	50,938
	Reynolds Group Holdings, Inc.:
73M	5.75%, 10/15/2020	72,865
175M	5.125%, 7/15/2023 (a)	178,063
		427,178
	Energy—2.8%
50M	Baytex Energy Corp., 5.125%, 6/1/2021 (a)	49,625
50M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022 (a)	51,000
50M	California Resources Corp., 8%, 12/15/2022 (a)	39,390
125M	Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	123,594
25M	Chesapeake Energy Corp., 4.875%, 4/15/2022	24,750
75M	CITGO Petroleum Corp., 6.25%, 8/15/2022 (a)	74,812
	Continental Resources, Inc.:
2,720M	5%, 9/15/2022	2,742,396
50M	4.5%, 4/15/2023	51,804

Principal Amount	Security	Value
	Energy (continued)
$125M	Crestwood Midstream Partners, LP, 6.25%, 4/1/2023	$128,750
50M	DCP Midstream Operating, LP, 3.875%, 3/15/2023	49,875
2,000M	Enterprise Products Operating, 5.2%, 9/1/2020	2,067,402
60M	Exterran Partners, LP, 6%, 10/1/2022	60,750
100M	Genesis Energy, LP, 5.625%, 6/15/2024	96,500
50M	Global Partners, LP, 6.25%, 7/15/2022	49,625
25M	Gulfport Energy Corp., 6.625%, 5/1/2023	24,375
	Laredo Petroleum, Inc.:
25M	5.625%, 1/15/2022	22,969
100M	6.25%, 3/15/2023	89,750
2,700M	Midwest Connector Capital Co., LLC, 3.625%, 4/1/2022 (a)	2,739,987
60M	NGPL Pipeco, LLC, 4.375%, 8/15/2022 (a)	61,050
50M	Oasis Petroleum, Inc., 6.875%, 1/15/2023	50,125
50M	QEP Resources, Inc., 6.875%, 3/1/2021	51,500
25M	Range Resources Corp., 5.75%, 6/1/2021	25,500
50M	SM Energy Co., 5%, 1/15/2024	46,500
50M	Suburban Propane Partners, LP, 5.875%, 3/1/2027	47,625
125M	Sunoco, LP, 4.875%, 1/15/2023	127,300
95M	Transocean Guardian, Ltd., 5.875%, 1/15/2024 (a)	96,390
	Whiting Petroleum Corp.:
50M	5.75%, 3/15/2021	50,825
75M	6.25%, 4/1/2023	75,750
135M	WPX Energy, Inc., 5.25%, 9/15/2024	137,025
		9,256,944
	Financial Services—5.2%
5,000M	American International Group, Inc., 6.4%, 12/15/2020	5,289,315
1,000M	Compass Bank, 5.5%, 4/1/2020	1,022,116
2,145M	International Lease Finance Corp., 8.25%, 12/15/2020	2,317,537
75M	Nationstar Mortgage, LLC, 6.5%, 7/1/2021	75,188
3,000M	PNC Bank, NA, 2.7%, 11/1/2022	2,986,272
1,500M	Protective Life Corp., 7.375%, 10/15/2019	1,535,211
3,900M	SunTrust Bank, 2.59%, 1/29/2021 †	3,891,623
		17,117,262

Portfolio of Investments (continued)

LIMITED DURATION BOND FUND

March 31, 2019

Principal Amount	Security	Value
	Financials—15.6%
$25M	Acrisure, LLC, 8.125%, 2/15/2024 (a)	$25,951
1,600M	Bank of America Corp., 2.369%, 7/21/2021 †	1,589,434
900M	Bank of Montreal, 1.9%, 8/27/2021	884,769
2,100M	Capital One NA, 2.25%, 9/13/2021	2,067,467
2,000M	Capital One Financial Corp., 3.05%, 3/9/2022	2,011,208
	Colfax Corp.:
25M	6%, 2/15/2024 (a)	26,125
25M	6.375%, 2/15/2026 (a)	26,640
1,000M	Citigroup, Inc., 2.65%, 10/26/2020	997,873
	DAE Funding, LLC:
125M	4.5%, 8/1/2022 (a)	126,250
100M	5.75%, 11/15/2023 (a)	103,000
1,000M	DNB Bank ASA, 2.375%, 6/2/2021 (a)	990,368
4,500M	DNB Boligkreditt AS, 2.5%, 3/28/2022 (a)	4,488,075
	Goldman Sachs Group, Inc.:
3,000M	2.6%, 4/23/2020	2,992,065
2,000M	2.6%, 12/27/2020	1,989,728
4,000M	5.75%, 1/24/2022	4,291,756
2,700M	HSBC Holdings, PLC, 3.803%, 3/11/2025	2,738,785
125M	Icahn Enterprises, LP, 6.25%, 2/1/2022	128,544
1,000M	ING Groep NV, 3.15%, 3/29/2022	1,000,950
6,100M	JPMorgan Chase & Co., 4.5%, 1/24/2022	6,383,650
50M	Ladder Capital Finance Holdings, LLLP, 5.25%, 3/15/2022 (a)	50,875
	Lloyds Bank, PLC:
1,000M	6.375%, 1/21/2021	1,059,430
800M	3%, 1/11/2022	796,417
1,000M	Lloyds Banking Group, PLC, 3.9%, 3/12/2024	1,013,917
	Morgan Stanley:
6,100M	5.5%, 7/28/2021	6,456,850
3,500M	2.75%, 5/19/2022	3,480,449
75M	Navient Corp., 5.875%, 3/25/2021	77,719
	Park Aerospace Holdings:
100M	4.5%, 3/15/2023 (a)	99,750

Principal Amount	Security	Value
	Financials (continued)
$50M	5.5%, 2/15/2024 (a)	$52,033
	Springleaf Finance Corp.:
50M	7.75%, 10/1/2021	54,063
100M	5.625%, 3/15/2023	101,625
3,100M	Wells Fargo & Co., 3.45%, 2/13/2023	3,135,008
1,800M	Wells Fargo Bank, NA, 2.6%, 1/15/2021	1,795,493
		51,036,267
	Food/Beverage/Tobacco—1.8%
2,000M	Constellation Brands, Inc., 3.38375%, 11/15/2021	2,001,224
900M	General Mills, Inc., 3.31894%, 4/16/2021 †	898,643
1,000M	Ingredion, Inc., 4.625%, 11/1/2020	1,023,630
2,000M	Maple Escrow Subsidiary, Inc., 3.551%, 5/25/2021 (a)	2,022,276
		5,945,773
	Food/Drug—.0%
50M	Albertson’s Cos., LLC, 5.75%, 3/15/2025	47,687
	Forest Products/Containers—1.9%
	Berry Global, Inc.:
50M	5.5%, 5/15/2022	50,937
125M	5.125%, 7/15/2023	127,537
125M	BWAY Holding Co., 5.5%, 4/15/2024 (a)	124,569
25M	Crown Americas, LLC, 4.5%, 1/15/2023	25,312
5,487M	Georgia-Pacific, LLC, 5.4%, 11/1/2020 (a)	5,705,827
25M	Greif, Inc., 6.5%, 3/1/2027 (a)	25,625
100M	Mercer International, Inc., 6.5%, 2/1/2024	102,750
100M	Owens-Brockway Glass Container, 5.875%, 8/15/2023 (a)	105,115
50M	Sealed Air Corp., 4.875%, 12/1/2022 (a)	51,787
		6,319,459
	Gaming/Leisure—.2%
75M	AMC Networks, Inc., 5%, 4/1/2024	75,555
25M	Boyd Gaming Corp., 6.875%, 5/15/2023	26,062
100M	Jack Ohio Finance, LLC, 6.75%, 11/15/2021 (a)	103,250

Portfolio of Investments (continued)

LIMITED DURATION BOND FUND

March 31, 2019

Principal Amount	Security	Value
	Gaming/Leisure (continued)
$75M	Lions Gate Entertainment Corp., 6.375%, 2/1/2024 (a)	$78,750
150M	MGM Resorts International, 6%, 3/15/2023	158,625
25M	National CineMedia, LLC, 6%, 4/15/2022	25,375
75M	Six Flags Entertainment Corp., 4.875%, 7/31/2024 (a)	74,297
50M	Viking Cruises, Ltd., 6.25%, 5/15/2025 (a)	51,000
75M	Wynn Las Vegas, LLC, 4.25%, 5/30/2023 (a)	73,969
		666,883
	Health Care—3.5%
150M	AMN Healthcare, Inc, 5.125%, 10/1/2024 (a)	148,312
125M	Avantor, Inc., 6%, 10/1/2024 (a)	130,000
	Bausch Health Cos., Inc.:
50M	6.5%, 3/15/2022 (a)	51,813
175M	5.5%, 3/1/2023 (a)	176,531
100M	7%, 3/15/2024 (a)	106,050
50M	Centene Corp., 5.625%, 2/15/2021	50,812
50M	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	47,232
2,400M	CVS Health Corp., 2.8%, 7/20/2020	2,397,528
150M	DaVita, Inc., 5.125%, 7/15/2024	148,500
1,632M	Gilead Sciences, Inc., 2.55%, 9/1/2020	1,630,446
6,000M	Halfmoon Parent, Inc., 3.2%, 9/17/2020 (a)	6,034,566
100M	HCA, Inc., 6.25%, 2/15/2021	105,335
150M	HealthSouth Corp., 5.125%, 3/15/2023	152,665
50M	Mallinckrodt Finance SB, 5.75%, 8/1/2022 (a)	46,750
75M	MEDNAX, Inc., 5.25%, 12/1/2023 (a)	76,125
50M	Molina Healthcare, Inc., 5.375%, 11/15/2022	52,093
100M	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/2023 (a)	106,438
150M	Syneos Health, Inc., 7.5%, 10/1/2024 (a)	158,625
25M	Tenet Healthcare Corp., 5.125%, 5/1/2025	25,189
		11,645,010
	Home-Building—.0%
50M	William Lyon Homes, Inc., 6%, 9/1/2023	48,625

Principal Amount	Security	Value
	Information Technology—.8%
$175M	Alliance Data Systems Corp., 5.375%, 8/1/2022 (a)	$177,625
25M	CommScope Finance, LLC, 6%, 3/1/2026 (a)	25,922
150M	CommScope Technologies, LLC, 5.5%, 6/15/2024 (a)	147,427
	Diamond 1 Finance Corp.:
1,800M	4.42%, 6/15/2021 (a)	1,847,380
50M	5.875%, 6/15/2021 (a)	50,957
125M	Nielsen Finance, LLC, 5%, 4/15/2022 (a)	124,063
150M	Open Text Corp., 5.625%, 1/15/2023 (a)	154,500
50M	Rackspace Hosting, Inc., 8.625%, 11/15/2024 (a)	44,669
100M	Solera, LLC, 10.5%, 3/1/2024 (a)	108,892
		2,681,435
	Manufacturing—.1%
50M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023 (a)	51,937
50M	Cloud Crane, LLC, 10.125%, 8/1/2024 (a)	53,875
150M	Grinding Media, Inc., 7.375%, 12/15/2023 (a)	144,750
125M	SPX Flow, Inc., 5.625%, 8/15/2024 (a)	126,250
		376,812
	Media-Broadcasting—.1%
50M	Netflix, Inc., 5.5%, 2/15/2022	52,625
100M	Nexstar Broadcasting, Inc., 5.625%, 8/1/2024 (a)	101,750
125M	Sinclair Television Group, Inc., 5.625%, 8/1/2024 (a)	126,406
125M	Sirius XM Radio, Inc., 4.625%, 5/15/2023 (a)	127,031
		407,812
	Media-Cable TV—1.4%
200M	Altice France SA, 6.25%, 5/15/2024 (a)	202,250
75M	Cable One, Inc., 5.75%, 6/15/2022 (a)	76,312
	CCO Holdings, LLC:
125M	5.125%, 2/15/2023	127,500
25M	5.75%, 9/1/2023	25,562
125M	5.875%, 4/1/2024 (a)	130,951
75M	Clear Channel International, 8.75%, 12/15/2020 (a)	77,344

Portfolio of Investments (continued)

LIMITED DURATION BOND FUND

March 31, 2019

Principal Amount	Security	Value
	Media-Cable TV (continued)
	Clear Channel Worldwide Holdings, Inc.:
$200M	Series “A”, 6.5%, 11/15/2022	$205,750
50M	9.25%, 2/15/2024 (a)	53,125
3,000M	Comcast Corp., 3.3%, 10/1/2020	3,029,358
	CSC Holdings, LLC:
100M	6.75%, 11/15/2021	107,125
75M	5.125%, 12/15/2021 (a)	75,281
200M	5.375%, 7/15/2023 (a)	204,250
50M	DISH DBS Corp., 5%, 3/15/2023	45,187
125M	Gray Television, Inc., 5.125%, 10/15/2024 (a)	125,819
150M	Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023 (a)	156,793
		4,642,607
	Media-Diversified—.1%
175M	Gannett Co., Inc., 6.375%, 10/15/2023	181,562
100M	Outdoor Americas Capital, LLC, 5.625%, 2/15/2024	103,000
75M	Tribune Media Co., 5.875%, 7/15/2022	76,922
		361,484
	Metals/Mining—.6%
50M	AK Steel Corp., 7.5%, 7/15/2023	51,515
150M	Allegheny Technologies, Inc., 7.875%, 8/15/2023	163,125
50M	Cleveland-Cliffs, Inc., 4.875%, 1/15/2024 (a)	49,500
125M	Commercial Metals Co., 4.875%, 5/15/2023	125,937
100M	HudBay Minerals, Inc., 7.25%, 1/15/2023 (a)	104,000
125M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022 (a)	132,188
25M	Northwest Acquisitions, ULC, 7.125%, 11/1/2022 (a)	22,063
200M	Novelis, Inc., 6.25%, 8/15/2024 (a)	205,000
85M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025 (a)	86,275
900M	Viterra, Inc., 5.95%, 8/1/2020	930,683
		1,870,286

Principal Amount	Security	Value
	Real Estate—1.6%
	Digital Realty Trust, LP:
$1,671M	3.95%, 7/1/2022	$1,715,305
1,825M	2.75%, 2/1/2023	1,787,994
50M	Equinix, Inc., 5.375%, 4/1/2023	51,062
50M	Geo Group, Inc., 5.125%, 4/1/2023	44,625
50M	Greystar Real Estate Partners, 5.75%, 12/1/2025 (a)	50,250
175M	Iron Mountain, Inc., 5.75%, 8/15/2024	177,188
175M	MPT Operating Partnership, LP, 6.375%, 3/1/2024	183,313
1,250M	Realty Income Corp., 3.25%, 10/15/2022	1,271,645
		5,281,382
	Retail-General Merchandise—.2%
150M	1011778 B.C., ULC, 4.625%, 1/15/2022 (a)	151,082
200M	AmeriGas Partners, LP, 5.625%, 5/20/2024	204,250
25M	J.C. Penney Co., Inc., 8.625%, 3/15/2025	14,750
150M	KFC Holding Co., LLC, 5%, 6/1/2024 (a)	153,375
		523,457
	Services—.1%
	First Data Corp.:
150M	5.375%, 8/15/2023 (a)	153,562
100M	5%, 1/15/2024 (a)	102,650
100M	Prime Security Services Borrower, LLC, 9.25%, 5/15/2023 (a)	105,250
50M	Reliance Intermediate Holdings, LP, 6.5%, 4/1/2023 (a)	51,750
		413,212
	Telecommunications—.1%
75M	CenturyLink, Inc., 6.75%, 12/1/2023	78,469
25M	Frontier Communications Corp., 11%, 9/15/2025	16,578
100M	GCI, Inc., 6.75%, 6/1/2021	100,625
175M	Zayo Group, LLC, 6%, 4/1/2023	178,063
		373,735

Portfolio of Investments (continued)

LIMITED DURATION BOND FUND

March 31, 2019

Principal Amount	Security	Value
	Transportation—2.1%
$3,600M	Aviation Capital Group, LLC, 7.125%, 10/15/2020 (a)	$3,800,783
100M	BCD Acquisition, Inc., 9.625%, 9/15/2023 (a)	106,500
1,000M	Heathrow Funding, Ltd., 4.875%, 7/15/2021 (a)	1,034,127
150M	Mobile Mini, Inc., 5.875%, 7/1/2024	153,000
500M	Penske Truck Leasing Co., LP, 3.65%, 7/29/2021 (a)	506,942
1,000M	Southwest Airlines Co., 2.65%, 11/5/2020	998,787
	XPO Logistics, Inc.:
30M	6.5%, 6/15/2022 (a)	30,675
100M	6.125%, 9/1/2023 (a)	101,125
		6,731,939
	Utilities—6.0%
150M	AES Corp., 4.875%, 5/15/2023	152,437
	Calpine Corp.:
50M	5.875%, 1/15/2024 (a)	51,375
150M	5.5%, 2/1/2024	149,625
3,000M	DTE Energy Co., 3.3%, 6/15/2022	3,026,349
2,000M	Energy Transfer Partners, LP, 4.5%, 4/15/2024	2,086,448
2,385M	Entergy Corp., 5.125%, 9/15/2020	2,436,743
1,375M	Exelon Generation Co., LLC, 3.4%, 3/15/2022	1,394,559
2,402M	Nextera Energy Capital Holding, 2.4%, 9/15/2019	2,399,447
100M	NRG Yield Operating, LLC, 5.375%, 8/15/2024	100,250
500M	Public Service Electric and Gas Co., 1.8%, 6/1/2019	499,284
	Sempra Energy:
1,500M	1.625%, 10/7/2019	1,489,517
5,700M	3.06088%, 3/15/2021 †	5,649,173
160M	Targa Resources Partners, LP, 4.25%, 11/15/2023	159,800
100M	Terraform Power Operating, LLC, 4.25%, 1/31/2023 (a)	99,299
		19,694,306
	Waste Management—.1%
50M	Covanta Holding Corp., 5.875%, 3/1/2024	51,375
125M	GFL Environmental, Inc., 5.625%, 5/1/2022 (a)	121,875
		173,250

Principal Amount	Security	Value
	Wireless Communications—.3%
	Intelsat Jackson Holdings SA:
$200M	8%, 2/15/2024 (a)	$209,000
75M	8.5%, 10/15/2024 (a)	73,313
	Level 3 Financing, Inc.:
25M	5.375%, 8/15/2022	25,188
150M	5.375%, 1/15/2024	153,165
150M	SBA Communications Corp., 4.875%, 7/15/2022	152,438
125M	Sprint Communications, Inc., 6%, 11/15/2022	126,288
150M	Sprint Corp., 7.875%, 9/15/2023	157,500
	T-Mobile USA, Inc.:
50M	6%, 3/1/2023	51,500
25M	6%, 4/15/2024	26,031
		974,423
Total Value of Corporate Bonds (cost $180,259,131)		181,500,349
	ASSET-BACKED SECURITIES—21.0%
	Fixed Autos—9.9%
1,200M	AmeriCredit Automobile Receivables Trust, 3.13%, 2/18/2025	1,210,141
	BMW Vehicle Lease Trust:
1,400M	2.07%, 10/20/2020	1,396,427
900M	3.26%, 7/20/2021	907,925
1,850M	CarMax Auto Owner Trust, 3.37%, 10/16/2023	1,871,654
1,500M	Drive Auto Receivables Trust, 3.41%, 6/15/2023	1,511,818
	GM Financial Automobile Leasing Trust:
3,250M	3.18%, 6/21/2021	3,273,150
1,400M	3.31%, 4/20/2022	1,406,184
	Hertz Vehicle Financing Trust:
2,435M	2.27%, 7/25/2020	2,430,103
2,500M	2.96%, 10/25/2021	2,494,772
4,000M	3.29%, 2/25/2024 (a)	3,986,128
	Santander Drive Auto Receivables Trust:
1,190M	3.03%, 9/15/2022	1,192,345
2,700M	3.21%, 9/15/2023	2,712,798

Portfolio of Investments (continued)

LIMITED DURATION BOND FUND

March 31, 2019

Principal Amount	Security	Value
	Fixed Autos (continued)
$5,287M	Tesla Auto Lease Trust, 3.71%, 8/20/2021 (a)	$5,349,246
2,800M	Volkswagen Auto Loan Enhanced Trust, 3.05%, 8/20/2021	2,808,221
		32,550,912
	Fixed Communication Services—2.9%
	Verizon Owner Trust:
5,230M	1.92%, 12/20/2021 (a)	5,201,340
1,670M	3.23%, 4/20/2023	1,690,807
2,700M	2.93%, 9/20/2023	2,721,392
		9,613,539
	Fixed Credit Cards—6.5%
1,504M	American Credit Acceptance Trust, 2.61%, 5/10/2021 (a)	1,503,174
3,905M	Barclays DryRock Issuance Trust, 2.2%, 12/15/2022	3,889,138
5,400M	Citibank Credit Card Issuance Trust, 2.49%, 1/20/2023	5,394,028
4,150M	Discover Card Execution Note Trust, 2.19%, 4/17/2023 †	4,133,205
	Synchrony Credit Card Master Trust:
5,100M	1.93%, 6/15/2023	5,052,162
1,500M	2.38%, 9/15/2023	1,493,562
		21,465,269
	Fixed Manufacturing—1.7%
1,800M	John Deere Owner Trust, 2.91%, 7/17/2023	1,812,442
3,600M	Kubota Credit Owner Trust, 3.1%, 8/15/2022 (a)	3,621,064
		5,433,506
Total Value of Asset-Backed Securities (cost $68,533,000)		69,063,226
	U.S. GOVERNMENT OBLIGATIONS—11.3%
	U.S. Treasury Notes:
2,000M	1.125%, 8/31/2021	1,947,032
13,730M	1.375%, 10/31/2020	13,524,585
4,550M	2.375%, 2/29/2024	4,580,303
8,000M	2.5%, 1/15/2022	8,055,160
1,000M	2.5%, 1/31/2024	1,011,797

Principal Amount	Security	Value
	U.S. GOVERNMENT OBLIGATIONS (continued)
$8,000M	2.625%, 12/31/2023	$8,137,184
Total Value of U.S. Government Obligations (cost $37,104,061)		37,256,061
	U.S. GOVERNMENT AGENCY OBLIGATIONS—4.6%
	Fannie Mae:
3,500M	1.25%, 5/6/2021	3,425,499
1,700M	1.375%, 2/26/2021	1,670,313
5,000M	1.5%, 2/28/2020	4,958,890
5,000M	Federal Home Loan Bank, 2.375%, 3/30/2020	4,997,440
Total Value of U.S. Government Agency Obligations (cost $15,111,122)		15,052,142
	COVERED BONDS—3.0%
	Financial Services
4,750M	Canadian Imperial Bank of Commerce, 2.35%, 7/27/2022 (a)	4,703,360
5,000M	Royal Bank of Canada, 2.3%, 3/22/2021	4,974,210
Total Value of Covered Bonds (cost $9,759,291)		9,677,570
	COMMERCIAL MORTGAGE-BACKED SECURITIES—1.6%
	Fannie Mae—.9%
2,912M	Fannie Mae, 2.995%, 11/1/2022	2,951,269
	Federal Home Loan Mortgage Corporation—.7%
2,324M	Multi-Family Structured Pass-Throughs, 2.8604%, 5/25/2024 †	2,318,418
Total Value of Commercial Mortgage-Backed Securities (cost $5,276,867)		5,269,687
	COLLATERALIZED MORTGAGE OBLIGATIONS—1.4%
4,534M	Fannie Mae, 4%, 2/25/2025 (cost $4,651,453)	4,684,018

Total Value of Investments (cost $320,694,925)	98.2%	322,503,053
Other Assets, Less Liabilities	1.8	5,811,495
Net Assets	100.0%	$328,314,548

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

Portfolio of Investments (continued)

LIMITED DURATION BOND FUND

March 31, 2019

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2019.

Summary of Abbreviations:

LLLP	Limited Liability Limited Partnership

ULC	Unlimited Liability Corporation

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$181,500,349	$—	$181,500,349
Asset-Backed Securities	—	69,063,226	—	69,063,226
U.S. Government Obligations	—	37,256,061	—	37,256,061
U.S. Government Agency Obligations	—	15,052,142	—	15,052,142
Covered Bonds	—	9,677,570	—	9,677,570
Commercial Mortgage-Backed Securities	—	5,269,687	—	5,269,687
Collateralized Mortgage Obligations	—	4,684,018	—	4,684,018
Total Investments in Securities*	$—	$322,503,053	$—	$322,503,053

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds, asset backed securities and covered bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

STRATEGIC INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period (10/1/18-3/31/19)*
Class A Shares	0.60%
Actual		$1,000.00	$1,016.43	$ 3.02
Hypothetical**		$1,000.00	$1,021.94	$ 3.02
Advisor Class Shares	0.27%
Actual		$1,000.00	$1,018.48	$ 1.36
Hypothetical**		$1,000.00	$1,023.58	$ 1.36

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019, and are based on the total market value of investments.

Portfolio of Investments

STRATEGIC INCOME FUND

March 31, 2019

Shares or Principal Amount	Security	Value
	MUTUAL FUNDS—90.2%
	Fixed Income Funds
2,701,223	Floating Rate Fund - Institutional Class Shares	$25,769,672
13,934,373	Fund For Income - Institutional Class Shares	33,999,871
2,093,784	International Opportunities Bond Fund - Institutional Class Shares	18,404,364
1,985,774	Investment Grade Fund - Institutional Class Shares	18,765,562
3,970,087	Limited Duration Bond Fund - Institutional Class Shares	36,842,405
Total Value of Mutual Funds (cost $140,238,758)		133,781,874
	RESIDENTIAL MORTGAGE-BACKED SECURITIES—5.0%
	Fannie Mae—4.5%
$3,548M	4.5%, 6/1/2048 - 1/1/2049	3,709,641
2,919M	4%, 9/1/2048 - 12/1/2048	3,007,410
		6,717,051
	Freddie Mac—.5%
703M	5%, 10/1/2048	745,092
Total Value of Residential Mortgage-Backed Securities (cost $7,391,328)		7,462,143
	SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—4.1%
6,000M	U.S. Treasury Bills, 2.396%, 4/11/2019 (cost $5,996,023)	5,996,052

Total Value of Investments (cost $153,626,109)	99.3%	147,240,069
Other Assets, Less Liabilities	.7	1,091,238
Net Assets	100.0%	$148,331,307

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Mutual Funds
Fixed Income Funds	$133,781,874	$—	$—	$133,781,874
Residential Mortgage-Backed Securities	—	7,462,143	—	7,462,143
Short-Term U.S. Government Agency Obligations	—	5,996,052	—	5,996,052
Total Investments in Securities	$133,781,874	$13,458,195	$—	$147,240,069

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

COVERED CALL STRATEGY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period (10/1/18-3/31/19)*
Class A Shares	1.34%
Actual		$1,000.00	$ 959.97	$ 6.55
Hypothetical**		$1,000.00	$ 1,018.25	$ 6.74
Advisor Class Shares	1.17%
Actual		$1,000.00	$ 960.06	$ 5.72
Hypothetical**		$1,000.00	$ 1,019.10	$ 5.89
Institutional Class Shares	0.88%
Actual		$1,000.00	$ 961.90	$ 4.30
Hypothetical**		$1,000.00	$ 1,020.54	$ 4.43

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019, and are based on the total market value of investments.

Portfolio of Investments

COVERED CALL STRATEGY FUND

March 31, 2019

Shares		Security	Value
		COMMON STOCKS—102.7%
		Consumer Discretionary—10.7%
71,900		Best Buy Co., Inc.	$5,109,214
53,500		Carnival Corp.	2,713,520
52,900		Home Depot, Inc.	10,150,981
75,000		Ross Stores, Inc.	6,982,500
68,000		Whirlpool Corp.	9,036,520
			33,992,735
		Consumer Staples—7.7%
53,200		Costco Wholesale Corp.	12,881,848
61,400		Mondelez International, Inc. - Class “A”	3,065,088
37,200		Philip Morris International, Inc.	3,288,108
80,100		Walgreens Boots Alliance, Inc.	5,067,927
			24,302,971
		Energy—6.2%
112,400		Chevron Corp.	13,845,432
88,000		Occidental Petroleum Corp.	5,825,600
			19,671,032
		Financials—17.4%
69,200		Allstate Corp.	6,517,256
78,100		American Express Co.	8,536,330
282,100		Bank of America Corp.	7,783,139
129,800		BB&T Corp.	6,039,594
21,200		BlackRock, Inc.	9,060,244
131,300		JPMorgan Chase & Co.	13,291,499
94,000		Morgan Stanley	3,966,800
			55,194,862
		Health Care—10.9%
75,500	*	Celgene Corp.	7,122,670
172,700		Medtronic, PLC	15,729,516
80,300		Merck & Co., Inc.	6,678,551

Portfolio of Investments (continued)

COVERED CALL STRATEGY FUND

March 31, 2019

Shares	Security	Value
	Health Care (continued)
25,800	Stryker Corp.	$5,096,016
		34,626,753
	Industrials—14.2%
128,900	Delta Air Lines, Inc.	6,657,685
87,300	Honeywell International, Inc.	13,873,716
24,200	Lockheed Martin Corp.	7,263,872
41,000	Parker Hannifin Corp.	7,036,420
35,800	Raytheon Co.	6,518,464
22,300	Union Pacific Corp.	3,728,560
		45,078,717
	Information Technology—28.3%
88,800	Apple, Inc.	16,867,560
37,600	Broadcom, Inc.	11,306,696
273,200	Cisco Systems, Inc.	14,750,068
151,900	Intel Corp.	8,157,030
45,400	International Business Machines Corp.	6,405,940
51,700	Mastercard, Inc. - Class “A”	12,172,765
135,200	Microsoft Corp.	15,945,488
37,700	Texas Instruments, Inc.	3,998,839
		89,604,386
	Materials—4.9%
187,300	DowDuPont, Inc.	9,984,963
91,200	Nucor Corp.	5,321,520
		15,306,483

Shares	Security	Value
	Utilities—2.4%
39,500	NextEra Energy, Inc.	$7,636,140

Total Value of Common Stocks (cost $284,529,893)	102.7%	325,414,079
Excess of Liabilities Over Other Assets	(2.7)	(8,429,290)
Net Assets	100.0%	$316,984,789

*	Non-income producing

CALL OPTIONS WRITTEN—(3.6)%	Expiration Date	Exercise Price	Contracts	Value
Allstate Corp.	4/18/19	$97.50	(692)	$(18,338)
American Express Co.	7/19/19	120.00	(781)	(84,348)
Apple, Inc.	6/21/19	200.00	(888)	(399,600)
Bank of America Corp.	4/18/19	30.00	(2,821)	(15,515)
BB&T, Inc.	6/21/19	55.00	(1,298)	(6,490)
Best Buy Co., Inc.	6/21/19	55.00	(719)	(1,211,515)
BlackRock, Inc.	4/18/19	440.00	(212)	(85,860)
Broadcom, Inc.	6/21/19	310.00	(376)	(430,520)
Carnival Corp.	4/18/19	60.00	(535)	(2,675)
Celgene Corp.	7/19/19	90.00	(755)	(543,600)
Chevron Corp.	6/21/19	125.00	(1,124)	(341,696)
Cisco Systems, Inc.	6/21/19	55.00	(2,732)	(423,460)
Costco Wholesale Corp.	6/21/19	220.00	(532)	(1,322,020)
Delta Air Lines, Inc.	4/18/19	52.50	(1,289)	(136,634)
DowDuPont, Inc.	6/21/19	57.50	(1,873)	(184,491)
Home Depot, Inc.	6/21/19	190.00	(529)	(421,878)
Honeywell International, Inc.	4/18/19	160.00	(873)	(197,734)
Intel Corp.	4/18/19	52.50	(1,519)	(268,104)
International Business Machines Corp.	6/21/19	135.00	(454)	(412,005)
JPMorgan Chase & Co.	4/18/19	110.00	(1,313)	(5,252)
Lockheed Martin Corp.	1/17/20	290.00	(242)	(627,990)
Mastercard, Inc. - Class "A”	6/21/19	220.00	(517)	(1,075,360)
Medtronic, PLC	6/21/19	97.50	(1,727)	(147,658)
Merck & Co., Inc.	4/26/19	83.00	(803)	(116,033)
Microsoft Corp.	4/18/19	110.00	(226)	(187,580)

Portfolio of Investments (continued)

COVERED CALL STRATEGY FUND

March 31, 2019

CALL OPTIONS WRITTEN—(3.6)%	Expiration Date	Exercise Price	Contracts	Value
Microsoft Corp.	6/21/19	$115.00	(1,126)	$(731,900)
Mondelez International, Inc. - Class "A”	5/17/19	50.00	(614)	(83,197)
Morgan Stanley	4/18/19	46.00	(940)	(10,810)
NextEra Energy, Inc.	6/21/19	185.00	(395)	(442,400)
Occidental Petroleum Corp.	4/18/19	67.50	(880)	(61,600)
Parker Hannifin Corp.	4/18/19	175.00	(410)	(72,775)
Phillip Morris International, Inc.	4/18/19	90.00	(372)	(44,082)
Raytheon Co.	1/17/20	185.00	(358)	(421,545)
Ross Stores, Inc.	5/17/19	95.00	(750)	(155,625)
Stryker Corp.	6/21/19	200.00	(129)	(79,980)
Stryker Corp.	6/21/19	195.00	(129)	(116,100)
Texas Instruments, Inc.	6/21/19	115.00	(377)	(52,403)
Union Pacific Corp.	4/18/19	170.00	(223)	(50,621)
Walgreens Boots Alliance, Inc.	7/19/19	65.00	(801)	(234,293)
Whirlpool Corp.	6/21/19	140.00	(680)	(309,400)
Total Value of Call Options Written (premium received $7,567,379)				$(11,533,087)

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$325,414,079	$—	$—	$325,414,079

Liabilities
Call Options Written	$—	$(11,533,087)	$—	$(11,533,087)

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

EQUITY INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period (10/1/18-3/31/19)*
Class A Shares	1.22%
Actual		$1,000.00	$ 965.90	$ 5.98
Hypothetical**		$1,000.00	$ 1,018.85	$ 6.14
Class B Shares	2.06%
Actual		$1,000.00	$ 960.97	$ 10.07
Hypothetical**		$1,000.00	$ 1,014.66	$ 10.35
Advisor Class Shares	0.85%
Actual		$1,000.00	$ 967.59	$ 4.17
Hypothetical**		$1,000.00	$ 1,020.69	$ 4.28
Institutional Class Shares	0.81%
Actual		$1,000.00	$ 967.62	$ 3.97
Hypothetical**		$1,000.00	$ 1,020.89	$ 4.08

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019, and are based on the total market value of investments.

Portfolio of Investments

EQUITY INCOME FUND

March 31, 2019

Shares	Security	Value
	COMMON STOCKS—91.1%
	Communication Services—6.2%
290,630	AT&T, Inc.	$9,114,157
257,000	Comcast Corp. - Special Shares “A”	10,274,860
212,800	Verizon Communications, Inc.	12,582,864
38,550	Walt Disney Co.	4,280,206
		36,252,087
	Consumer Discretionary—4.1%
53,100	Acushnet Holdings Corp.	1,228,734
143,000	American Eagle Outfitters, Inc.	3,170,310
113,850	DSW, Inc. - Class “A”	2,529,747
41,600	Lowe’s Cos., Inc.	4,553,952
27,200	McDonald’s Corp.	5,165,280
29,650	Oxford Industries, Inc.	2,231,459
28,700	Penske Automotive Group, Inc.	1,281,455
111,150	Tapestry, Inc.	3,611,264
		23,772,201
	Consumer Staples—7.7%
161,050	Coca-Cola Co.	7,546,803
47,250	Kimberly-Clark Corp.	5,854,275
74,400	PepsiCo, Inc.	9,117,720
65,900	Philip Morris International, Inc.	5,824,901
86,450	Procter & Gamble Co.	8,995,123
73,550	Walmart, Inc.	7,173,332
		44,512,154
	Energy—9.5%
46,350	Anadarko Petroleum Corp.	2,107,998
209,257	BP, PLC (ADR)	9,148,716
106,000	Chevron Corp.	13,057,080
71,500	ConocoPhillips	4,771,910
366,350	EnCana Corp.	2,652,374
109,150	ExxonMobil Corp.	8,819,320

Portfolio of Investments (continued)

EQUITY INCOME FUND

March 31, 2019

Shares		Security	Value
		Energy (continued)
70,843		Marathon Petroleum Corp.	$4,239,954
44,200		Royal Dutch Shell, PLC - Class “A” (ADR)	2,766,478
70,050		Schlumberger, Ltd.	3,052,079
147,450		Suncor Energy, Inc.	4,781,804
			55,397,713
		Financials—19.6%
140,900	*	AllianceBernstein Holding, LP (MLP)	4,070,601
52,100		American Express Co.	5,694,530
343,050		Bank of America Corp.	9,464,749
103,850		Bank of New York Mellon Corp.	5,237,155
29,100	*	Berkshire Hathaway, Inc. - Class “B”	5,845,899
8,000		BlackRock, Inc.	3,418,960
69,110		Chubb, Ltd.	9,680,929
92,800		Citigroup, Inc.	5,774,016
21,800		Goldman Sachs Group, Inc.	4,185,382
69,095		Hamilton Lane, Inc. - Class “A”	3,011,160
298,050		Investors Bancorp, Inc.	3,531,892
119,200		iShares S&P U.S. Preferred Stock Index Fund (ETF)	4,356,760
134,550		JPMorgan Chase & Co.	13,620,496
64,100		MetLife, Inc.	2,728,737
156,700		Old National Bancorp of Indiana	2,569,880
37,400		PNC Financial Services Group, Inc.	4,587,484
52,100		Popular, Inc.	2,715,973
226,950		Regions Financial Corp.	3,211,343
208,300		Sterling Bancorp	3,880,629
45,700		Travelers Cos., Inc.	6,268,212
207,900		Wells Fargo & Co.	10,045,728
			113,900,515
		Health Care—13.6%
62,850		Abbott Laboratories	5,024,229
15,450		Anthem, Inc.	4,433,841
89,200		Bristol-Myers Squibb Co.	4,255,732

Shares	Security	Value
	Health Care (continued)
14,900	CVS Health Corp.	$803,557
36,850	Eli Lilly & Co.	4,781,656
108,450	GlaxoSmithKline, PLC (ADR)	4,532,125
75,450	Johnson & Johnson	10,547,156
88,694	Medtronic, PLC	8,078,250
150,061	Merck & Co., Inc.	12,480,573
272,224	Pfizer, Inc.	11,561,353
80,100	Phibro Animal Health Corp. - Class “A”	2,643,300
119,000	Smith & Nephew, PLC (ADR)	4,773,090
21,100	UnitedHealth Group, Inc.	5,217,186
		79,132,048
	Industrials—8.0%
11,900	3M Co.	2,472,582
73,500	Eaton Corp., PLC	5,921,160
21,400	General Dynamics Corp.	3,622,592
36,200	Honeywell International, Inc.	5,752,904
51,100	Ingersoll-Rand, PLC	5,516,245
38,150	Kansas City Southern, Inc.	4,424,637
20,200	Lockheed Martin Corp.	6,063,232
45,150	United Parcel Service, Inc. - Class “B”	5,045,061
60,700	United Technologies Corp.	7,823,623
		46,642,036
	Information Technology—10.6%
25,350	Apple, Inc.	4,815,232
244,000	Cisco Systems, Inc.	13,173,560
201,200	HP Enterprise Co.	3,104,516
148,050	HP, Inc.	2,876,611
216,800	Intel Corp.	11,642,160
68,950	Maxim Integrated Products, Inc.	3,666,072
109,900	Microsoft Corp.	12,961,606
127,900	QUALCOMM, Inc.	7,294,137

Portfolio of Investments (continued)

EQUITY INCOME FUND

March 31, 2019

Shares		Security	Value
		Information Technology (continued)
17,250		Texas Instruments, Inc.	$1,829,708
			61,363,602
		Materials—3.4%
130,523		DowDuPont, Inc.	6,958,181
37,300		Eastman Chemical Co.	2,830,324
62,700		FMC Corp.	4,816,614
18,300		Linde, PLC	3,219,519
58,643	*	Livent Corp.	720,137
16,500		LyondellBasell Industries NV - Class “A”	1,387,320
			19,932,095
		Real Estate—2.7%
131,400		Americold Realty Trust (REIT)	4,009,014
158,720		Brookfield Property Partners (REIT)	3,264,870
85,600		Douglas Emmett, Inc. (REIT)	3,459,952
27,800		Federal Realty Investment Trust (REIT)	3,832,230
48,280		Urstadt Biddle Properties, Inc. (REIT)	996,499
			15,562,565
		Utilities—5.7%
39,900		American Electric Power Co., Inc.	3,341,625
113,100		CenterPoint Energy, Inc.	3,472,170
50,000		Dominion Energy, Inc.	3,833,000
35,000		Duke Energy Corp.	3,150,000
92,300		Exelon Corp.	4,626,999
72,250		FirstEnergy Corp.	3,006,322
25,700		NextEra Energy, Inc.	4,968,324
73,800		PPL Corp.	2,342,412
74,650		Utilities Select Sector SPDR Fund (ETF)	4,342,391
			33,083,243
Total Value of Common Stocks (cost $388,421,959)			529,550,259

Shares or Principal Amount	Security	Value
	PREFERRED STOCKS—1.7%
	Financials—1.1%
800	Citizens Financial Group, Inc., Series A, 5.5%, 2049	$808,164
102,800	JPMorgan Chase & Co., Series Y, 6.125%, 2020	2,671,772
120,000	U.S. Bancorp, Series K, 5.5%, 2023	3,049,200
		6,529,136
	Real Estate—.6%
50,500	Digital Realty Trust, Inc. (REIT), Series G, 5.875%, 2049	1,260,480
	Urstadt Biddle Properties, Inc. (REIT):
49,000	Series G, 6.75%, 2049	1,268,120
41,700	Series H, 6.25%, 2022	1,097,127
		3,625,727
Total Value of Preferred Stocks (cost $9,889,446)		10,154,863
	SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—6.9%
	U.S. Treasury Bills:
$10,000M	2.37%, 4/9/2019	9,994,730
30,000M	2.396%, 4/11/2019	29,980,260
Total Value of Short-Term U.S. Government Obligations (cost $39,974,741)		39,974,990

Total Value of Investments (cost $438,286,146)	99.7%	579,680,112
Other Assets, Less Liabilities	.3	1,890,608
Net Assets	100.0%	$581,570,720

*	Non-income producing

Summary of Abbreviations:

ADR	American Depositary Receipts

ETF	Exchange Traded Fund

MLP	Master Limited Partnership

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depository Receipts

Portfolio of Investments (continued)

EQUITY INCOME FUND

March 31, 2019

CALL OPTIONS WRITTEN—(0.0)%	Expiration Date	Exercise Price	Contracts	Value
Apple, Inc.	4/18/19	$190.00	(100)	$(37,250)
CVS Health Corp.	4/12/19	56.50	(100)	(3,200)
Johnson & Johnson	4/18/19	140.00	(100)	(20,250)
Microsoft Corp	4/5/19	115.00	(100)	(31,750)
Total Value of Call Options Written (premium received $71,997)				$(92,450)

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$529,550,259	$—	$—	$529,550,259
Preferred Stocks	10,154,863	—	—	10,154,863
Short-Term U.S. Government Obligations	—	39,974,990	—	39,974,990
Total Investments in Securities*	$539,705,122	$39,974,990	$—	$579,680,112

Liabilities
Call Options Written	$—	$(92,450)	$—	$(92,450)

*	The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

GLOBAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period (10/1/18-3/31/19)*
Class A Shares	1.46%
Actual		$1,000.00	$ 940.52	$ 7.06
Hypothetical**		$1,000.00	$ 1,017.65	$ 7.34
Class B Shares	2.25%
Actual		$1,000.00	$ 937.25	$ 10.87
Hypothetical**		$1,000.00	$ 1,013.71	$ 11.30
Advisor Class Shares	1.08%
Actual		$1,000.00	$ 942.06	$ 5.23
Hypothetical**		$1,000.00	$ 1,019.54	$ 5.44
Institutional Class Shares	1.02%
Actual		$1,000.00	$ 942.27	$ 4.94
Hypothetical**		$1,000.00	$ 1,019.84	$ 5.14

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019, and are based on the total market value of investments.

Portfolio of Investments

GLOBAL FUND

March 31, 2019

Shares		Security	Value
		COMMON STOCKS—95.8%
		United States—56.1%
33,850		Abbott Laboratories	$2,705,969
23,300	*	Adobe, Inc.	6,209,217
17,700		Air Products & Chemicals, Inc.	3,379,992
13,775	*	Alphabet, Inc. - Class “A”	16,211,660
8,000	*	Alphabet, Inc. - Class “C”	9,386,480
4,700	*	Amazon.com, Inc.	8,369,525
55,000		American Eagle Outfitters, Inc.	1,219,350
35,500		Apple, Inc.	6,743,225
24,000	*	Autodesk, Inc.	3,739,680
52,000		Ball Corp.	3,008,720
185,012		Bank of America Corp.	5,104,481
26,000	*	Berkshire Hathaway, Inc. - Class “B”	5,223,140
69,200		Chevron Corp.	8,524,056
20,000		Chubb, Ltd.	2,801,600
116,000		CMS Energy Corp.	6,442,640
90,000		Coca-Cola Co.	4,217,400
75,000		Comcast Corp. - Special Shares “A”	2,998,500
14,500		Concho Resources, Inc.	1,608,920
34,000		ConocoPhillips	2,269,160
135,000	*	Cree, Inc.	7,724,700
72,000		Duke Energy Corp.	6,480,000
18,000		Eli Lilly & Co.	2,335,680
47,000		Entergy Corp.	4,494,610
28,200		EOG Resources, Inc.	2,684,076
44,000		Eversource Energy	3,121,800
70,000	*	Facebook, Inc.	11,668,300
100,000		FirstEnergy Corp.	4,161,000
5,000		Goldman Sachs Group, Inc.	959,950
8,000	*	IAC/InterActiveCorp	1,680,880
3,500	*	Illumina, Inc.	1,087,415
131,000		Intel Corp.	7,034,700
67,000		Jacobs Engineering Group, Inc.	5,037,730

Portfolio of Investments (continued)

GLOBAL FUND

March 31, 2019

Shares		Security	Value
		United States (continued)
18,000		Johnson & Johnson	$2,516,220
52,000		JPMorgan Chase & Co.	5,263,960
24,000		Kimberly-Clark Corp.	2,973,600
20,000		KLA-Tencor Corp.	2,388,200
103,000		Kroger Co.	2,533,800
27,000		Lockheed Martin Corp.	8,104,320
20,000		Lowe’s Cos., Inc.	2,189,400
25,000		McDonald’s Corp.	4,747,500
22,000		Medtronic, PLC	2,003,760
176,300		Merck & Co., Inc.	14,662,871
65,763		Microsoft Corp.	7,756,088
78,800		Morgan Stanley	3,325,360
50,000		Noble Energy, Inc.	1,236,500
8,000		Northrop Grumman Corp.	2,156,800
16,209		NVIDIA Corp.	2,910,488
62,000		PepsiCo, Inc.	7,598,100
132,000		Pfizer, Inc.	5,606,040
21,500		Philip Morris International, Inc.	1,900,385
8,500		Pioneer Natural Resources Co.	1,294,380
89,500		Procter & Gamble Co.	9,312,475
15,000	*	Proofpoint, Inc.	1,821,450
49,000		QUALCOMM, Inc.	2,794,470
22,500		Raytheon Co.	4,096,800
40,198	*	salesforce.com, inc.	6,366,157
9,000	*	ServiceNow, Inc.	2,218,410
42,600	*	Synopsys, Inc.	4,905,390
60,500	*	Take-Two Interactive Software, Inc.	5,709,385
22,500		Tapestry, Inc.	731,025
26,000		Texas Instruments, Inc.	2,757,820
7,000		Thermo Fisher Scientific, Inc.	1,916,040
31,200		Union Pacific Corp.	5,216,640
16,500		United Technologies Corp.	2,126,685
29,970		UnitedHealth Group, Inc.	7,410,382
28,000		Valero Energy Corp.	2,375,240

Shares		Security	Value
		United States (continued)
230,000		Verizon Communications, Inc.	$13,599,900
34,942		Visa, Inc. - Class “A”	5,457,591
28,800		Vulcan Materials Co.	3,409,920
76,000		WEC Energy Group, Inc.	6,010,080
51,400		Wells Fargo & Co.	2,483,648
			330,521,836
		United Kingdom—6.1%
175,000		Anglo American, PLC	4,680,540
300,000		Arrow Global Group, PLC	851,807
69,700		Ashtead Group, PLC	1,681,722
225,000		Babcock International Group, PLC	1,446,215
844,140		BP, PLC	6,140,459
130,000		Burford Capital, Ltd.	2,854,724
55,000		Diageo, PLC	2,247,910
310,000		Glaxosmithkline, PLC	6,447,264
13,500	*	GW Pharmaceuticals, PLC	2,275,695
196,237		Keywords Studios, PLC	2,954,622
3,300,000		Lloyds Banking Group, PLC	2,670,843
110,000	*	Ocado Group, PLC	1,963,518
			36,215,319
		Japan—5.6%
80,000		en-japan, inc.	2,324,280
6,000		Keyence Corp.	3,733,827
720,000		Mitsubishi UFJ Financial Group, Inc.	3,573,040
36,000		Murata Manufacturing Co., Ltd.	1,790,418
18,000		Nidec Corp.	2,277,813
27,700		Nintendo Co., Ltd.	7,887,864
45,000		Pan Pacific Holdings Corp.	2,976,180
111,871		Sony Corp.	4,688,629
70,000		THK Co., Ltd.	1,726,789
48,000		TIS, Inc.	2,269,422
			33,248,262

Portfolio of Investments (continued)

GLOBAL FUND

March 31, 2019

Shares		Security	Value
		China—5.3%
25,542	*	Alibaba Group Holding, Ltd. (ADR)	$4,660,138
750,000		Citic Securities Co., Ltd.	1,746,508
300,000		Ping An Insurance (Group) Co. of China, Ltd.	3,359,257
957,600		Sands China, Ltd.	4,812,428
165,791		Tencent Holdings, Ltd.	7,624,323
320,000	*	Xtrackers Harvest CSI 300 China - Class “A” (ETF)	9,193,600
			31,396,254
		Germany—5.0%
15,250		Adidas AG	3,705,326
32,400		Allianz AG	7,206,461
25,000		Fuchs Petrolub SE	1,029,211
25,100		Muenchener Rueckver AG	5,940,928
4,600		Puma SE	2,667,758
90,000	*	PVA TePla AG	1,135,777
25,000		Siemens AG	2,690,530
36,100		Stroeer SE & Co. KGaA	2,113,858
17,000		Volkswagen AG Preferred Shares	2,675,880
			29,165,729
		Switzerland—4.7%
850		Barry Callebaut AG	1,534,823
850		Interroll Holding AG	1,724,328
7,100	*	Lonza Group AG	2,201,838
105,122		Nestle SA	10,018,657
86,000		Novartis AG	8,272,237
40,000		Swiss Re AG	3,907,808
			27,659,691
		France—2.1%
83,000		AXA SA	2,088,361
14,800		LVMH Moet Hennessy Louis Vuitton SE	5,443,789
26,000		Safran SA	3,565,499

Shares		Security	Value
		France (continued)
35,000		Valeo SA	$1,014,908
			12,112,557
		Canada—1.1%
55,000		Emera, Inc.	2,056,609
290,000		EnCana Corp.	2,099,600
75,600		Suncor Energy, Inc.	2,451,708
			6,607,917
		Italy—1.1%
450,000		Enel SpA	2,879,322
278,200		UniCredit SpA	3,566,363
			6,445,685
		Netherlands—1.0%
31,000		ASML Holding NV	5,814,282
		India—.9%
60,000		HDFC Bank, Ltd.	2,008,430
181,000		Reliance Industries, Ltd.	3,561,866
			5,570,296
		Thailand—.9%
400,000		Kasikornbank Public Co., Ltd.	2,369,623
4,500,000		Thai Beverage, PCL	2,805,755
			5,175,378
		Hong Kong—.9%
300,000		AIA Group, Ltd.	2,986,643
581,000	*	China Mengniu Dairy Co., Ltd.	2,161,186
			5,147,829
		South Korea—.8%
119,564		Samsung Electronics Co., Ltd.	4,703,139

Portfolio of Investments (continued)

GLOBAL FUND

March 31, 2019

Shares		Security	Value
		Spain—.6%
430,000		Iberdrola SA	$3,774,909
		Australia—.6%
50,000		Rio Tinto, Ltd.	3,476,054
		Taiwan—.5%
75,176		Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,079,209
		Poland—.5%
56,000	*	CD Projekt SA	2,917,122
		Indonesia—.5%
10,000,000		PT Bank Rakyat Indonesia	2,893,258
		Israel—.5%
23,000	*	Mellanox Technologies, Ltd.	2,722,280
		Luxembourg—.4%
320,000		Aroundtown SA	2,638,369
		Philippines—.4%
2,600,000		Ayala Land, Inc.	2,223,196
		Sweden—.2%
53,000		HMS Networks AB	920,074
Total Value of Common Stocks (cost $510,044,565)			564,428,645

Principal Amount	Security	Value
	SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—2.5%
	U.S. Treasury Bills:
$7,000M	2.37%, 4/9/2019	$6,996,311
8,000M	2.396%, 4/11/2019	7,994,736
Total Value of Short-Term U.S. Government Obligations (cost $14,990,979)		14,991,047

Total Value of Investments (cost $525,035,544)	98.3%	579,419,692
Other Assets, Less Liabilities	1.7	9,716,821
Net Assets	100.0%	$589,136,513

*	Non-income producing

Summary of Abbreviations:

ADR	American Depositary Receipts

ETF	Exchange Traded Fund

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Portfolio of Investments (continued)

GLOBAL FUND

March 31, 2019

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$330,521,836	$—	$—	$330,521,836
United Kingdom	36,215,319	—	—	36,215,319
Japan	33,248,262	—	—	33,248,262
China	31,396,254	—	—	31,396,254
Germany	29,165,729	—	—	29,165,729
Switzerland	27,659,691	—	—	27,659,691
France	12,112,557	—	—	12,112,557
Canada	6,607,917	—	—	6,607,917
Italy	6,445,685	—	—	6,445,685
Netherlands	5,814,282	—	—	5,814,282
India	5,570,296	—	—	5,570,296
Thailand	5,175,378	—	—	5,175,378
Hong Kong	5,147,829	—	—	5,147,829
South Korea	4,703,139	—	—	4,703,139
Spain	3,774,909	—	—	3,774,909
Australia	3,476,054	—	—	3,476,054
Taiwan	3,079,209	—	—	3,079,209
Poland	2,917,122	—	—	2,917,122
Indonesia	2,893,258	—	—	2,893,258
Israel	2,722,280	—	—	2,722,280
Luxembourg	2,638,369	—	—	2,638,369
Philippines	2,223,196	—	—	2,223,196
Sweden	920,074	—	—	920,074
Short-Term U.S. Government Obligations	—	14,991,047	—	14,991,047
Total Investments in Securities	$564,428,645	$14,991,047	$—	$579,419,692

During the period ended March 31, 2019, there were no transfers between Level 1 investments and Level 2 investments that had a material inpact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period (10/1/18-3/31/19)*
Class A Shares	1.16%
Actual		$1,000.00	$ 957.30	$ 5.66
Hypothetical**		$1,000.00	$ 1,019.15	$ 5.84
Class B Shares	1.95%
Actual		$1,000.00	$ 953.71	$ 9.50
Hypothetical**		$1,000.00	$ 1,015.21	$ 9.80
Advisor Class Shares	0.84%
Actual		$1,000.00	$ 959.15	$ 4.10
Hypothetical**		$1,000.00	$ 1,020.74	$ 4.23
Institutional Class Shares	0.75%
Actual		$1,000.00	$ 959.05	$ 3.66
Hypothetical**		$1,000.00	$ 1,021.19	$ 3.78

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019, and are based on the total market value of investments.

Portfolio of Investments

GROWTH & INCOME FUND

March 31, 2019

Shares		Security	Value
		COMMON STOCKS—94.6%
		Communication Services—8.4%
11,500	*	Alphabet, Inc. - Class “A”	$13,534,235
773,800		AT&T, Inc.	24,266,368
174,700		CBS Corp. - Class “B”	8,303,491
740,750		Comcast Corp. - Special Shares “A”	29,615,185
295,066		Fox Corp. - Class “B”	10,586,968
46,550	*	Take-Two Interactive Software, Inc.	4,392,924
554,550		Verizon Communications, Inc.	32,790,542
154,110		Walt Disney Co.	17,110,833
			140,600,546
		Consumer Discretionary—4.5%
122,350		Aptiv, PLC	9,725,602
169,750		Aramark Holdings Corp.	5,016,113
33,100	*	Burlington Stores, Inc.	5,186,108
69,950		Home Depot, Inc.	13,422,705
125,300		Lowe’s Cos., Inc.	13,716,591
64,900		McDonald’s Corp.	12,324,510
53,600		Ross Stores, Inc.	4,990,160
306,200		Tapestry, Inc.	9,948,438
			74,330,227
		Consumer Staples—7.1%
75,050		Altria Group, Inc.	4,310,121
363,800		Coca-Cola Co.	17,047,668
387,954		Koninklijke Ahold Delhaize NV (ADR)	10,309,878
169,400		Mondelez International, Inc. - Class “A”	8,456,448
168,300		PepsiCo, Inc.	20,625,165
172,400		Philip Morris International, Inc.	15,238,436
213,150		Procter & Gamble Co.	22,178,257
213,000		Walmart, Inc.	20,773,890
			118,939,863

Shares		Security	Value
		Energy—9.5%
565,636		BP, PLC (ADR)	$24,729,606
250,150		Chevron Corp.	30,813,477
260,600		ConocoPhillips	17,392,444
77,900		EOG Resources, Inc.	7,414,522
346,250		ExxonMobil Corp.	27,977,000
158,000		Hess Corp.	9,516,340
190,750		Marathon Petroleum Corp.	11,416,387
485,000		Suncor Energy, Inc.	15,728,550
146,300		Valero Energy Corp.	12,410,629
			157,398,955
		Financials—17.2%
151,300		American Express Co.	16,537,090
1,018,250		Bank of America Corp.	28,093,517
320,550		Bank of New York Mellon Corp.	16,165,336
124,900	*	Berkshire Hathaway, Inc. - Class “B”	25,091,161
189,600		Chubb, Ltd.	26,559,168
317,950		Citigroup, Inc.	19,782,849
207,300		Citizens Financial Group, Inc.	6,737,250
99,450		Discover Financial Services	7,076,862
54,350		Goldman Sachs Group, Inc.	10,434,656
376,330		JPMorgan Chase & Co.	38,095,886
189,400		Morgan Stanley	7,992,680
117,400		PNC Financial Services Group, Inc.	14,400,284
184,950		Sterling Bancorp	3,445,619
94,200		Travelers Cos., Inc.	12,920,472
410,000		U.S. Bancorp	19,757,900
685,600		Wells Fargo & Co.	33,128,192
			286,218,922
		Health Care—16.1%
180,050		Abbott Laboratories	14,393,197
61,200		Anthem, Inc.	17,563,176
75,550	*	Centene Corp.	4,011,705

Portfolio of Investments (continued)

GROWTH & INCOME FUND

March 31, 2019

Shares		Security	Value
		Health Care (continued)
77,379		CVS Health Corp.	$4,173,049
132,350		Eli Lilly & Co.	17,173,736
188,300		Gilead Sciences, Inc.	12,241,383
131,250		Hill-Rom Holdings, Inc.	13,894,125
153,875		Johnson & Johnson	21,510,186
228,500		Koninklijke Philips NV (ADR)	9,336,510
243,150		Medtronic, PLC	22,146,102
378,450		Merck & Co., Inc.	31,475,686
681,801		Pfizer, Inc.	28,956,088
207,250		Smith & Nephew, PLC (ADR)	8,312,798
77,700		Thermo Fisher Scientific, Inc.	21,268,044
54,900		UnitedHealth Group, Inc.	13,574,574
130,900		Zimmer Biomet Holdings, Inc.	16,715,930
112,800		Zoetis, Inc.	11,355,576
			268,101,865
		Industrials—8.8%
32,000		3M Co.	6,648,960
15,500		Boeing Co.	5,912,010
154,700		Eaton Corp., PLC	12,462,632
270,550	*	Gardner Denver Holdings, Inc.	7,523,995
145,400		Honeywell International, Inc.	23,106,968
142,150		Ingersoll-Rand, PLC	15,345,093
57,250		Lockheed Martin Corp.	17,184,160
91,950		Owens Corning	4,332,684
56,550		Stanley Black & Decker, Inc.	7,700,414
140,000		Union Pacific Corp.	23,408,000
178,700		United Technologies Corp.	23,032,643
			146,657,559
		Information Technology—13.3%
59,950		Apple, Inc.	11,387,502
302,800		Applied Materials, Inc.	12,009,048
62,250		ASML Holdings NV	11,706,113

Shares		Security	Value
		Information Technology (continued)
622,700		Cisco Systems, Inc.	$33,619,573
247,900		Corning, Inc.	8,205,490
339,450		eBay, Inc.	12,607,173
45,000	*	FleetCor Technologies, Inc.	11,096,550
576,875		Intel Corp.	30,978,187
246,350		Microsoft Corp.	29,054,519
45,550		NXP Semiconductors NV	4,026,165
154,300		Oracle Corp.	8,287,453
346,650		QUALCOMM, Inc.	19,769,450
104,800	*	Synopsys, Inc.	12,067,720
102,050		TE Connectivity, Ltd.	8,240,538
86,100		Texas Instruments, Inc.	9,132,627
			222,188,108
		Materials—3.3%
67,800		Celanese Corp.	6,685,758
296,550		DowDuPont, Inc.	15,809,080
161,950		FMC Corp.	12,440,999
69,350		Linde, PLC	12,200,746
98,200		LyondellBasell Industries NV - Class “A”	8,256,656
			55,393,239
		Real Estate—.7%
46,450		Crown Castle International Corp. (REIT)	5,945,600
43,950		Federal Realty Investment Trust (REIT)	6,058,508
			12,004,108
		Utilities—5.7%
109,650		American Electric Power Co., Inc.	9,183,187
186,550		CMS Energy Corp.	10,360,987
92,150		Entergy Corp.	8,812,304
185,200		Exelon Corp.	9,284,076
218,400		FirstEnergy Corp.	9,087,624
53,150		NextEra Energy, Inc.	10,274,958

Portfolio of Investments (continued)

GROWTH & INCOME FUND

March 31, 2019

Shares or Principal Amount	Security	Value
	Utilities (continued)
107,850	Pinnacle West Capital Corp.	$10,308,303
160,450	Utilities Select Sector SPDR Fund (ETF)	9,333,377
120,300	WEC Energy Group, Inc.	9,513,324
167,050	Xcel Energy, Inc.	9,389,881
		95,548,021
Total Value of Common Stocks (cost $1,122,197,047)		1,577,381,413
	SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—3.9%
	U.S. Treasury Bills:
$15,000M	2.37%, 4/9/2019	14,992,095
50,000M	2.396%, 4/11/2019	49,967,100
Total Value of Short-Term U.S. Government Obligations (cost $64,958,780)		64,959,195

Total Value of Investments (cost $1,187,155,827)	98.5%	1,642,340,608
Other Assets, Less Liabilities	1.5	25,478,128
Net Assets	100.0%	$1,667,818,736

*	Non-income producing

Summary of Abbreviations:

ADR	American Depositary Receipts

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depository Receipts

CALL OPTIONS WRITTEN—(0.0)%	Expiration Date	Exercise Price	Contracts	Value
Apple, Inc.	4/18/19	$190.00	(100)	$(37,250)
CVS Health Corp.	4/12/19	56.50	(200)	(6,400)
FleetCor Technlogies, Inc.	4/18/19	240.00	(100)	(84,000)
Johnson & Johnson	4/18/19	140.00	(100)	(20,250)
Microsoft Corp.	4/5/19	115.00	(100)	(31,750)
Total Value of Call Options Written (premium received $127,039)				$(179,650)

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,577,381,413	$—	$—	$1,577,381,413
Short-Term U.S. Government Agency Obligations	—	64,959,195	—	64,959,195
Total Investments in Securities*	$1,577,381,413	$64,959,195	$—	$1,642,340,608

Liabilities
Call Options Written	$—	$(179,650)	$—	$(179,650)

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

HEDGED U.S. EQUITY OPPORTUNITIES FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period (10/1/18-3/31/19)*
Class A Shares	1.75%
Actual		$1,000.00	$ 999.23	$ 8.72
Hypothetical**		$1,000.00	$ 1,016.20	$ 8.80
Advisor Class Shares	1.42%
Actual		$1,000.00	$ 1,000.12	$ 7.08
Hypothetical**		$1,000.00	$ 1,017.85	$ 7.14
Institutional Class Shares	1.31%
Actual		$1,000.00	$ 1,001.88	$ 6.54
Hypothetical**		$1,000.00	$ 1,018.40	$ 6.59

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019, and are based on the total market value of investments.

Portfolio of Investments

HEDGED U.S. EQUITY OPPORTUNITIES FUND

March 31, 2019

Shares		Security	Value
		COMMON STOCKS—92.6%
		Communication Services—1.7%
44,543		AT&T, Inc.	$1,396,868
5,744		CBS Corp. - Class “B”	273,012
19,025		Comcast Corp. - Special Shares “A”	760,619
12,115		Verizon Communications, Inc.	716,360
			3,146,859
		Consumer Discretionary—11.2%
1,082	*	Amazon.com, Inc.	1,926,771
864		Autoliv, Inc.	63,530
194	*	Booking Holdings, Inc.	338,513
8,466		Caleres, Inc.	209,026
8,581	*	CarMax, Inc.	598,954
3,241		Carter’s, Inc.	326,660
10,362		Choice Hotels International, Inc.	805,542
31,801		Compass Group, PLC (United Kingdom)	747,413
8,481		D.R. Horton, Inc.	350,944
4,436		Expedia, Inc.	527,884
7,888		General Motors Corp.	292,645
5,625		Genuine Parts Co.	630,169
9,018		Home Depot, Inc.	1,730,464
2,094		Marriott International, Inc. - Class “A”	261,938
5,609		Marriott Vacations Worldwide Corp.	524,442
10,103		McDonald’s Corp.	1,918,560
3,009	*	Netflix, Inc.	1,072,889
29,449		Newell Brands, Inc.	451,748
17,283		NIKE, Inc. - Class “B”	1,455,401
5,690	*	Norwegian Cruise Line Holdings, Inc.	312,722
394	*	NVR, Inc.	1,090,198
5,994	*	Ocean Outdoors, Ltd. (Virgin Islands)	47,353
10,429		Ross Stores, Inc.	970,940
4,542		Royal Caribbean Cruises, Ltd.	520,604
9,265	*	Skechers USA, Inc.	311,397
24,790		TJX Cos., Inc.	1,319,076

Portfolio of Investments (continued)

HEDGED U.S. EQUITY OPPORTUNITIES FUND

March 31, 2019

Shares		Security	Value
		Consumer Discretionary (continued)
5,082		Tractor Supply Co.	$496,816
29,251	*	Under Armour, Inc. - Class “A”	618,366
811	*	Veoneer, Inc.	18,548
1,341	*	Wayfair, Inc. - Class “A”	199,071
562		Whirlpool Corp.	74,684
2,008		Wyndham Destinations, Inc.	81,304
2,008		Wyndham Hotels & Resorts, Inc.	100,380
			20,394,952
		Consumer Staples—7.2%
23,211		Altria Group, Inc.	1,333,008
3,589		Archer-Daniels-Midland Co.	154,794
8,051		British American Tobacco, PLC (United Kingdom)	334,925
875		Bunge, Ltd.	46,436
38,441		Coca-Cola Co.	1,801,345
22,425		Colgate-Palmolive Co.	1,537,009
3,775		Costco Wholesale Corp.	914,078
16,103		Coty, Inc. - Class “A”	185,185
42,064		Diageo, PLC (United Kingdom)	1,719,201
3,312		Hershey Co.	380,317
1,194		J.M. Smucker Co.	139,101
3,014		Kellogg Co.	172,943
11,240		Kroger Co.	276,504
8,000		Lamb Weston Holdings, Inc.	599,520
6,491	*	Monster Beverage Corp.	354,279
14,188		PepsiCo, Inc.	1,738,739
5,908		Philip Morris International, Inc.	522,208
16,094	*	U.S. Foods Holding Corp.	561,842
5,070		Walgreens Boots Alliance, Inc.	320,779
			13,092,213
		Energy—2.2%
4,516		Anadarko Petroleum Corp.	205,388
883	*	Apergy Corp.	36,256

Shares		Security	Value
		Energy (continued)
16,706		Canadian Natural Resources, Ltd. (ADR) (Canada)	$459,415
4,401		Chevron Corp.	542,115
4,412		Cimarex Energy Co.	308,399
4,167		Concho Resources, Inc.	462,370
7,680		Diamondback Energy, Inc.	779,750
7,967		Enbridge, Inc. (ADR) (Canada)	288,883
51,712		EnCana Corp.	374,395
8,444		Halliburton Co.	247,409
1,249		Marathon Petroleum Corp.	74,753
8,287		Tenaris SA (ADR) (Italy)	234,108
			4,013,241
		Financials—14.1%
22,764		Aflac, Inc.	1,138,200
523		Alleghany Corp.	320,285
4,189		Allstate Corp.	394,520
18,907		American Express Co.	2,066,535
5,215		American International Group, Inc.	224,558
3,524		Assurant, Inc.	334,463
5,950	*	Athene Holding, Ltd. - Class “A”	242,760
8,479		Bank OZK	245,721
3,793	*	Berkshire Hathaway, Inc. - Class “B”	761,976
11,728		Chubb, Ltd.	1,642,858
9,054		Citigroup, Inc.	563,340
37,655		CNO Financial Group, Inc.	609,258
5,853		Comerica, Inc.	429,142
1,847	*	Credit Acceptance Corp.	834,715
2,313		FactSet Research Systems, Inc.	574,249
677		Fairfax Financial Holdings, Ltd. (Canada)	313,588
11,908		Fidelity National Financial, Inc.	435,237
558		First Citizens BancShares, Inc. - Class “A”	227,218
4,933		First Republic Bank	495,569
6,734		IBERIABANK Corp.	482,895
13,200	*	J2 Acquisition, Ltd. (ADR) (Virgin Islands)	119,460

Portfolio of Investments (continued)

HEDGED U.S. EQUITY OPPORTUNITIES FUND

March 31, 2019

Shares		Security	Value
		Financials (continued)
30,305		KeyCorp	$477,304
20,378		Lancashire Holdings, Ltd. (United Kingdom)	173,448
12,162		Lincoln National Corp.	713,909
8,894		M&T Bank Corp.	1,396,536
1,394	*	Markel Corp.	1,388,759
11,092		Marsh & McLennan Cos., Inc.	1,041,539
17,432		MetLife, Inc.	742,080
1,593		Moody’s Corp.	288,476
22,300		People’s United Financial, Inc.	366,612
13,886		PNC Financial Services Group, Inc.	1,703,257
2,439		Raymond James Financial, Inc.	196,120
3,832		Reinsurance Group of America, Inc.	544,067
4,811		RenaissanceRe Holdings	690,379
28,325		SLM Corp.	280,701
6,945		TD Ameritrade Holding Corp.	347,181
4,750		Travelers Cos., Inc.	651,510
11,007		Unum Group	372,367
4,137		Voya Financial, Inc.	206,685
13,275		Wells Fargo & Co.	641,448
464		White Mountain Insurance Group	429,423
12,634		Zions Bancorp	573,710
			25,682,058
		Health Care—14.3%
7,281	*	Acadia Healthcare Co., Inc.	213,406
5,401		Agilent Technologies, Inc.	434,132
3,263	*	Align Technology, Inc.	927,769
5,841	*	Alkermes, PLC (Ireland)	213,138
2,034		Allergan, PLC	297,798
4,273	*	Alnylam Pharmaceuticals, Inc.	399,312
3,744		AstraZeneca, PLC (ADR) (United Kingdom)	151,370
19,742		Baxter International, Inc.	1,605,222
5,552		Becton, Dickinson & Co.	1,386,501
883	*	Biogen, Inc.	208,724

Shares		Security	Value
		Health Care (continued)
6,295		Bristol-Myers Squibb Co.	$300,334
13,440		CVS Health Corp.	724,819
11,066		Danaher Corp.	1,460,933
2,711		Dentsply Sirona, Inc.	134,438
8,397	*	Exact Sciences Corp.	727,348
2,311	*	Five Prime Therapeutics, Inc.	30,967
7,758	*	Haemonetics Corp.	678,670
5,558		Hill-Rom Holdings, Inc.	588,370
2,256	*	Incyte Corp.	194,039
8,726	*	Insulet Corp.	829,755
5,805	*	Ionis Pharmaceuticals, Inc.	471,192
18,717		Johnson & Johnson	2,616,449
9,298		Koninklijke Philips NV (ADR) (Netherlands)	379,916
3,596	*	Laboratory Corp. of America	550,116
2,750		McKesson Corp.	321,915
18,974		Medtronic, PLC	1,728,152
17,832		Merck & Co., Inc.	1,483,087
578	*	Mettler Toledo International, Inc.	417,894
5,388	*	Mylan NV	152,696
4,787	*	Penumbra, Inc.	703,737
41,731		Pfizer, Inc.	1,772,316
2,875	*	Seattle Genetic, Inc.	210,565
7,345		Stryker Corp.	1,450,784
1,376		Teleflex, Inc.	415,772
3,077		UnitedHealth Group, Inc.	760,819
5,256	*	Veeva Systems, Inc. - Class “A”	666,776
1,284	*	WellCare Health Plans, Inc.	346,359
			25,955,590
		Industrials—14.1%
4,534		3M Co.	942,075
2,093		AMERCO	777,570
22,137		Canadian National Railway Co. (Canada)	1,981,703
2,730	*	Cimpress NV	218,755

Portfolio of Investments (continued)

HEDGED U.S. EQUITY OPPORTUNITIES FUND

March 31, 2019

Shares		Security	Value
		Industrials (continued)
5,097		Cintas Corp.	$1,030,155
6,883	*	Clean Harbors, Inc.	492,341
2,507	*	CoStar Group, Inc.	1,169,315
8,156		CSX Corp.	610,232
1,444		Cummins, Inc.	227,964
5,982		Delta Air Lines, Inc.	308,970
3,730		Dover Corp.	349,874
3,938		Equifax, Inc.	466,653
10,338		Expeditors International of Washington, Inc.	784,654
7,120		Fastenal Co.	457,887
7,121		Fortune Brands Home & Security, Inc.	339,031
5,524		General Dynamics Corp.	935,103
17,753	*	Genesee & Wyoming, Inc. - Class “A”	1,546,996
7,994		Herman Miller, Inc.	281,229
518		Huntington Ingalls Industries, Inc.	107,330
7,042		IDEX Corp.	1,068,553
7,546		Ingersoll-Rand, PLC	814,591
6,406	*	Itron, Inc.	298,840
14,548	*	JELD-WEN Holding, Inc.	256,918
7,134		Johnson Controls International, PLC	263,530
3,049		L3 Technologies, Inc.	629,222
4,868		Lennox International, Inc.	1,287,099
2,728		Lockheed Martin Corp.	818,836
1,201	*	Middleby Corp.	156,166
25,602	*	Milacron Holdings Corp.	289,815
10,805		PACCAR, Inc.	736,253
13,627		Republic Services, Inc.	1,095,338
4,186		Rockwell Automation, Inc.	734,476
25,443		Sanwa Holdings Corp. (Japan)	302,341
8,090		Southwest Airlines Co.	419,952
22,018		Steelcase, Inc. - Class “A”	320,362
6,638		TransUnion	443,684
7,759		Union Pacific Corp.	1,297,305
4,437		Wabtec Corp.	327,096

Shares		Security	Value
		Industrials (continued)
4,312		Waste Connections, Inc.	$382,000
8,071		Xylem, Inc.	637,932
			25,608,146
		Information Technology—15.4%
2,986	*	2U, Inc.	211,558
6,229		Accenture, PLC - Class “A”	1,096,429
31,384	*	Advanced Micro Devices, Inc.	800,920
2,104	*	Alibaba Group Holding, Ltd. (ADR) (China)	383,875
32,200	*	Allscripts Healthcare Solution, Inc.	307,188
9,556		Amdocs, Ltd.	517,075
11,456	*	Black Knight, Inc.	624,352
1,438		Broadcom, Inc.	432,421
4,202		CDW Corp.	404,947
3,085	*	Coherent, Inc.	437,206
1,044		Constellation Software, Inc. (Canada)	884,746
7,190	*	Delivery Hero AG (Germany)	259,707
2,458	*	Electronic Arts, Inc.	249,807
4,570	*	FleetCor Technologies, Inc.	1,126,916
25,017		Genpact, Ltd.	880,098
3,303		Global Payments, Inc.	450,926
15,681	*	GoDaddy, Inc. - Class “A”	1,179,054
7,923	*	Guidewire Software, Inc.	769,799
3,894		Harris Corp.	621,911
17,677	*	Ichor Holdings, Ltd.	399,147
11,506		Intel Corp.	617,872
3,568		International Business Machines Corp.	503,445
35,892	*	Just Eat, PLC (United Kingdom)	351,076
3,289		KLA-Tencor Corp.	392,739
5,701		Leidos Holdings, Inc.	365,377
8,441		Marvell Technology Group, Ltd.	167,891
6,273		Maxim Integrated Products, Inc.	333,535
3,187	*	Micron Technology, Inc.	131,719
13,166		Microsoft Corp.	1,552,798

Portfolio of Investments (continued)

HEDGED U.S. EQUITY OPPORTUNITIES FUND

March 31, 2019

Shares		Security	Value
		Information Technology (continued)
2,985		Motorola Solutions, Inc.	$419,154
5,449		Samsung Electronics Co., Ltd. (South Korea)	214,340
5,302		ServiceNow, Inc.	1,306,890
3,730	*	Shopify, Inc. - Class “A” (ADR) (Canada)	770,693
8,100		Silicon Motion Technology Corp. (ADR) (Taiwan)	321,084
3,806	*	Splunk, Inc.	474,228
8,368	*	Spotify Technology SA	1,161,478
22,698		SS&C Technologies Holdings, Inc.	1,445,636
13,780		TE Connectivity, Ltd.	1,112,735
2,574	*	VeriSign, Inc.	467,335
6,843		Visa, Inc. - Class “A”	1,068,808
4,739		VMware, Inc. - Class”A”	855,437
9,369		Western Digital Corp.	450,274
1,259	*	Wex, Inc.	241,715
4,753	*	Workday, Inc. - Class “A”	916,616
11,409	*	Yandex NV - Class “A” (ADR) (Russia)	391,785
			28,072,742
		Materials—3.4%
4,902	*	Alcoa Corp.	138,040
9,715		Ball Corp.	562,110
4,382		Cabot Corp.	182,423
8,691		Celanese Corp. - Class “A”	857,020
7,270		CRH, PLC (Ireland)	224,885
5,944		Eastman Chemical Co.	451,031
10,531		FMC Corp.	808,991
6,524		Linde, PLC	1,147,767
3,265	*	Livent Corp.	40,094
8,126		Nucor Corp.	474,152
3,282		Nutrien, Ltd. (Canada)	173,095
5,137		Reliance Steel & Aluminum Co.	463,666
1,446		Sherwin-Williams Co.	622,807
			6,146,081

Shares	Security	Value
	Real Estate—6.7%
7,958	Acadia Realty Trust (REIT)	$217,015
2,013	Alexandria Real Estate Equities, Inc. (REIT)	286,973
13,715	American Tower Corp. (REIT)	2,702,678
4,140	AvalonBay Communities, Inc. (REIT)	831,022
41,603	Brixmor Property Group, Inc. (REIT)	764,247
11,659	Columbia Property Trust, Inc. (REIT)	262,444
6,061	Crown Castle International Corp. (REIT)	775,808
1,886	Equinix, Inc. (REIT)	854,660
880	Federal Realty Investment Trust (REIT)	121,308
23,965	Host Hotels & Resorts, Inc. (REIT)	452,939
14,374	Kimco Realty Corp. (REIT)	265,919
1,124	Mid-America Apartment Communities, Inc. (REIT)	122,887
3,558	PS Business Park, Inc. (REIT)	558,001
9,398	Public Storage (REIT)	2,046,696
1,640	Simon Property Group, Inc. (REIT)	298,824
814	SL Green Realty Corp. (REIT)	73,195
16,885	STORE Capital Corp. (REIT)	565,648
5,524	UDR, Inc. (REIT)	251,121
9,567	Welltower, Inc. (REIT)	742,399
		12,193,784
	Utilities—2.3%
5,074	CMS Energy Corp.	281,810
5,150	Dominion Energy, Inc.	394,799
4,476	Eversourse Energy	317,572
7,417	Iberdrola SA (ADR) (Spain)	260,930
10,133	NRG Energy, Inc.	430,450
2,970	OGE Energy Corp.	128,066
2,057	Pinnacle West Capital Corp.	196,608
1,900	Sempra Energy	239,134
20,584	Southern Co.	1,063,781

Portfolio of Investments (continued)

HEDGED U.S. EQUITY OPPORTUNITIES FUND

March 31, 2019

Shares	Security	Value
	Utilities (continued)
17,070	UGI Corp.	$946,019
		4,259,169
Total Value of Common Stocks (cost $150,037,589)		168,564,835

PUT OPTIONS PURCHASED—.7%
Contracts	S&P 500 Index	Exercise Price	Notional Amount	Value
44	Expiration 6/21/2019	$2,450	$12,471,360	$39,600
43	Expiration 9/20/2019	2,650	12,187,920	243,165
60	Expiration 12/20/2019	2,525	17,006,400	341,400
63	Expiration 3/20/2020	2,625	17,856,720	608,265
Total Value of Put Options Purchased (premium paid $1,749,638)				1,232,430

WARRANTS—.0%
Financials
13,200	*	J2 Acquisition, Ltd. (Virgin Islands) (Expires 9/7/2027) (cost $132)	2,343

Total Value of Investments (cost $151,787,359)	93.3%	169,799,608
Other Assets, Less Liabilities	6.7	12,175,976
Net Assets	100.0%	$181,975,584

*	Non-income producing

PUT OPTIONS WRITTEN—(.3)%
Contracts	S&P 500 Index	Exercise Price	Notional Amount	Value
(43)	Expiration 9/20/2019	$2,425	$(12,187,920)	$(112,230)
(60)	Expiration 12/20/2019	2,325	(17,006,400)	(191,100)
(63)	Expiration 3/20/2020	2,325	(17,856,720)	(311,220)
Total Value of Put Options Written (premium received $771,615)				$(614,550)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration	Notional Amounts	Value at March 31, 2019	Unrealized Depreciation
(13)	E-mini Russell 2000 Index	June 2019	$(1,002,398)	$(1,003,496)	$(1,098)
(58)	E-mini S&P 500	June 2019	(8,051,850)	(8,229,735)	(177,885)
(54)	E-mini S&P MidCap 400	June 2019	(10,190,880)	(10,265,513)	(74,633)
(49)	Euro STOXX 50 Index	June 2019	(1,760,438)	(1,798,587)	(38,149)
(45)	FTSE 100 Index	June 2019	(4,124,769)	(4,226,774)	(102,005)
(32)	MSCI EAFE Index	June 2019	(2,930,560)	(2,986,298)	(55,738)
(18)	MSCI EM Index	June 2019	(939,340)	(951,695)	(12,355)
(38)	S&P/TSE 60 Index	June 2019	(5,423,819)	(5,443,237)	(19,418)
(Premium received $602)					$(481,281)

At March 31, 2019, the Fund has open foreign exchange contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Counterparty	Settlement Date	Foreign Currency	Receive (Deliver)	Asset	Liability	Unrealized Appreciation
MS	6/19/19	JPY	(16,318,000)	$147,234	$147,519	$285
GS	6/19/19	EUR	(89,000)	99,836	101,353	1,517
Net unrealized appreciation on open foreign exchange contracts						$1,802

A summary of abbreviations for counterparties to foreign exchange contracts are as follows:

MS	Morgan Stanley

GS	Goldman Sachs & Co.

Portfolio of Investments (continued)

HEDGED U.S. EQUITY OPPORTUNITIES FUND

March 31, 2019

Summary of Abbreviations:

ADR	American Depositary Receipts

EUR	Euro

JPY	Japanese Yen

REIT	Real Estate Investment Trust

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$168,564,835	$—	$—	$168,564,835
Put Options Purchased	—	1,232,430	—	1,232,430
Warrants	2,343	—	—	2,343
Total Investments in Securities*	$168,567,178	$1,232,430	$—	$169,799,608

Liabilities
Put Options Written	$—	$(614,550)	$—	$(614,550)

Other Liabilities
Futures Contracts	$(480,679)	$—	$—	$(480,679)

Other Financial Instruments**	$—	$1,802	$—	$1,802

*	The Portfolio of Investments provides information on the industry categorization for common stocks and warrants.

**	Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized appreciation on the instrument.

Transfers from Level 2 to Level 1 as of March 31, 2019 were $47,353. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period (10/1/18-3/31/19)*
Class A Shares	1.58%
Actual		$1,000.00	$ 994.93	$ 7.86
Hypothetical**		$1,000.00	$ 1,017.05	$ 7.95
Class B Shares	2.41%
Actual		$1,000.00	$ 995.05	$ 11.99
Hypothetical**		$1,000.00	$ 1,012.91	$ 12.09
Advisor Class Shares	1.22%
Actual		$1,000.00	$ 1,000.85	$ 6.09
Hypothetical**		$1,000.00	$ 1,018.85	$ 6.14
Institutional Class Shares	1.09%
Actual		$1,000.00	$ 1,001.35	$ 5.44
Hypothetical**		$1,000.00	$ 1,019.49	$ 5.49

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019, and are based on the total market value of investments.

Portfolio of Investments

INTERNATIONAL FUND

March 31, 2019

Shares		Security	Value
		COMMON STOCKS—95.7%
		United Kingdom—14.1%
199,615		Ashtead Group, PLC	$4,816,312
362,484		Bunzl, PLC	11,954,069
89,571		DCC, PLC	7,740,545
158,042		Diageo, PLC	6,459,348
97,771		London Stock Exchange	6,050,041
75,859		Reckitt Benckiser Group, PLC	6,305,610
443,593		RELX NV	9,479,334
836,255		Rentokil Initial, PLC	3,848,093
			56,653,352
		France—11.7%
45,358		Air Liquide SA	5,767,313
28,837		L’Oreal SA	7,757,064
11,785		LVMH Moet Hennessy Louis Vuitton SE	4,334,801
75,349		Safran SA	10,332,954
57,111		Teleperformance SE	10,263,144
88,778		VINCI SA	8,636,201
			47,091,477
		United States—10.7%
8,603	*	Alphabet, Inc. - Class “C”	10,093,986
7,650	*	Booking Holdings, Inc.	13,348,561
58,375		Mastercard, Inc. - Class “A”	13,744,394
65,735		Medtronic, PLC	5,987,144
			43,174,085
		Canada—10.2%
275,005		Alimentation Couch-Tard, Inc. - Class “B”	16,199,644
135,526		Canadian National Railway Co.	12,132,282
15,213		Constellation Software, Inc.	12,892,373
			41,224,299

Shares		Security	Value
		India—8.3%
566,186		HDFC Bank, Ltd.	$18,952,417
290,337		Housing Development Finance Corp., Ltd.	8,249,091
2,153,766		Power Grid Corp. of India, Ltd.	6,152,729
			33,354,237
		Germany—5.1%
160,677		Fresenius SE & Co KGaA	8,968,756
101,934		SAP SE	11,777,536
			20,746,292
		Netherlands—5.1%
62,744		Heineken NV	6,621,672
242,053		Unilever NV - CVA	14,059,525
			20,681,197
		Spain—3.8%
238,003		Grifols SA - Class “A”	6,663,849
297,553		Industria de Diseno Textil SA	8,745,079
			15,408,928
		Switzerland—3.6%
152,844		Nestle SA	14,566,805
		China—3.5%
49,552	*	Alibaba Group Holding, Ltd. (ADR)	9,040,762
113,634		Tencent Holdings, Ltd.	5,225,750
			14,266,512
		Belgium—3.4%
165,828		Anheuser-Busch InBev SA	13,906,739
		Japan—2.7%
17,736		Keyence Corp.	11,037,191

Portfolio of Investments (continued)

INTERNATIONAL FUND

March 31, 2019

Shares	Security	Value
	Ireland—2.4%
132,557	Kingspan Group, PLC	$6,135,218
47,027	Paddy Power Betfair, PLC	3,626,754
		9,761,972
	Brazil—2.2%
169,691	Equatorial Energia SA	3,460,694
595,347	Itau Unibanco Holding SA (ADR)	5,245,007
		8,705,701
	Hong Kong—2.0%
1,197,821	Techtronic Industries Co., Ltd	8,049,103
	Singapore—1.9%
405,700	United Overseas Bank	7,540,736
	Australia—1.6%
45,456	CSL, Ltd.	6,291,897
	Mexico—1.4%
2,137,892	Walmart de Mexico SAB de CV	5,715,290
	Taiwan—1.1%
104,034	Taiwan Semiconductor Manufacuring Co., Ltd. (ADR)	4,261,233
	Sweden—.9%
329,425	Svenska Handelsbanken AB - Class “A”	3,475,912
Total Value of Common Stocks (cost $304,782,100)		385,912,958

Principal Amount	Security	Value
	SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—2.1%
	U.S. Treasury Bills:
$4,500M	2.37%, 4/9/2019	$4,497,629
4,000M	2.396%, 4/11/2019	3,997,368
Total Value of Short-Term U.S. Government Obligations (cost $8,494,962)		8,494,997

Total Value of Investments (cost $313,277,062)	97.8%	394,407,955
Other Assets, Less Liabilities	2.2	8,658,642
Net Assets	100.0%	$403,066,597

*	Non-income producing

Summary of Abbreviations:

ADR	American Depositary Receipts

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Portfolio of Investments (continued)

INTERNATIONAL FUND

March 31, 2019

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$56,653,352	$—	$—	$56,653,352
France	47,091,477	—	—	47,091,477
United States	43,174,085	—	—	43,174,085
Canada	41,224,299	—	—	41,224,299
India	33,354,237	—	—	33,354,237
Germany	20,746,292	—	—	20,746,292
Netherlands	20,681,197	—	—	20,681,197
Spain	15,408,928	—	—	15,408,928
Switzerland	14,566,805	—	—	14,566,805
China	14,266,512	—	—	14,266,512
Belgium	13,906,739	—	—	13,906,739
Japan	11,037,191	—	—	11,037,191
Ireland	9,761,972	—	—	9,761,972
Brazil	8,705,701	—	—	8,705,701
Hong Kong	8,049,103	—	—	8,049,103
Singapore	7,540,736	—	—	7,540,736
Australia	6,291,897	—	—	6,291,897
Mexico	5,715,290	—	—	5,715,290
Taiwan	4,261,233	—	—	4,261,233
Sweden	3,475,912	—	—	3,475,912
Short-Term U.S. Government Obligations	—	8,494,997	—	8,494,997
Total Investments in Securities	$385,912,958	$8,494,997	$—	$394,407,955

During the period ended March 31, 2019, there were no transfers between Level 1 investments and Level 2 investments that had a material inpact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

OPPORTUNITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period (10/1/18–3/31/19)*
Class A Shares	1.26%
Actual		$1,000.00	$ 960.26	$ 6.16
Hypothetical**		$1,000.00	$ 1,018.65	$ 6.34
Class B Shares	1.98%
Actual		$1,000.00	$ 956.97	$ 9.66
Hypothetical**		$1,000.00	$ 1,015.06	$ 9.95
Advisor Class Shares	0.90%
Actual		$1,000.00	$ 961.82	$ 4.40
Hypothetical**		$1,000.00	$ 1,020.44	$ 4.53
Institutional Class Shares	0.78%
Actual		$1,000.00	$ 962.58	$ 3.82
Hypothetical**		$1,000.00	$ 1,021.04	$ 3.93

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019, and are based on the total market value of investments.

Portfolio of Investments

OPPORTUNITY FUND

March 31, 2019

Shares		Security	Value
		COMMON STOCKS—96.4%
		Communication Services—3.1%
71,200	*	IAC/InterActive Corp.	$14,959,832
169,300		Meredith Corp.	9,355,518
109,400	*	Take-Two Interactive Software, Inc.	10,324,078
			34,639,428
		Consumer Discretionary—9.3%
353,600		Acushnet Holdings Corp.	8,182,304
267,400		Aramark Holdings Corp.	7,901,670
44,500	*	Burlington Stores, Inc.	6,972,260
241,200		DSW, Inc. - Class “A”	5,359,464
35,200		Lear Corp.	4,776,992
308,000	*	LKQ Corp.	8,741,040
72,700		Oxford Industries, Inc.	5,471,402
149,100		Penske Automotive Group, Inc.	6,657,315
89,100		Ross Stores, Inc.	8,295,210
326,600	*	ServiceMaster Holdings, Inc.	15,252,220
278,700		Tapestry, Inc.	9,054,963
401,700	*	Taylor Morrison Home Corp. - Class “A”	7,130,175
172,300		Wyndham Hotels & Resorts, Inc.	8,613,277
			102,408,292
		Consumer Staples—5.7%
244,900		Conagra Brands, Inc.	6,793,526
569,700		Koninklijke Ahold Delhaize NV (ADR)	15,139,778
37,100		Lancaster Colony Corp.	5,813,199
69,000		McCormick & Co., Inc.	10,393,470
304,100	*	Performance Food Group Co.	12,054,524
376,800	*	U.S. Foods Holding Corp.	13,154,088
			63,348,585
		Energy—5.0%
281,700		Cabot Oil & Gas Corp.	7,352,370
1,005,300		EnCana Corp.	7,278,372

Shares		Security	Value
		Energy (continued)
95,000		EOG Resources, Inc.	$9,042,100
407,500		Noble Energy, Inc.	10,077,475
194,200		PBF Energy, Inc. - Class “A”	6,047,388
398,500	*	ProPetro Holding Corp.	8,982,190
76,400		Valero Energy Corp.	6,481,012
			55,260,907
		Financials—16.1%
77,900		American Financial Group, Inc.	7,494,759
83,100		Ameriprise Financial, Inc.	10,645,110
373,000		Brown & Brown, Inc.	11,007,230
570,100		Citizens Financial Group, Inc.	18,528,250
103,400		Comerica, Inc.	7,581,288
124,300		Discover Financial Services	8,845,188
375,300		Fidelity National Financial, Inc.	13,717,215
129,000		First Republic Bank	12,959,340
114,600		IBERIABANK Corp.	8,217,966
175,300		iShares Russell Mid-Cap (ETF)	9,457,435
161,800		Nasdaq, Inc.	14,155,882
226,200		Popular, Inc.	11,791,806
170,000		Selective Insurance Group, Inc.	10,757,600
560,300		Sterling Bancorp	10,438,389
364,100		Synchrony Financial	11,614,790
133,300		Torchmark Corp.	10,923,935
			178,136,183
		Health Care—13.5%
262,200	*	Centene Corp.	13,922,820
116,900	*	Charles River Laboratories International, Inc.	16,979,725
112,100		Gilead Sciences, Inc.	7,287,621
188,800		Hill-Rom Holdings, Inc.	19,986,368
54,900		iShares Nasdaq Biotechnology (ETF)	6,137,820
84,600	*	Jazz Pharmaceuticals, PLC	12,093,570
124,300		PerkinElmer, Inc.	11,977,548

Portfolio of Investments (continued)

OPPORTUNITY FUND

March 31, 2019

Shares		Security	Value
		Health Care (continued)
285,400		Phibro Animal Health Corp. - Class “A”	$9,418,200
89,900		Quest Diagnostics, Inc.	8,083,808
258,400		Smith & Nephew, PLC (ADR)	10,364,424
71,200		Thermo Fisher Scientific, Inc.	19,488,864
51,900	*	Waters Corp.	13,063,749
			148,804,517
		Industrials—13.0%
155,800		ESCO Technologies, Inc.	10,443,274
419,500	*	Gardner Denver Holdings, Inc.	11,666,295
114,600		Ingersoll-Rand, PLC	12,371,070
185,800		ITT, Inc.	10,776,400
91,400		J. B. Hunt Transport Services, Inc.	9,257,906
141,000		Jacobs Engineering Group	10,601,790
81,500		Kansas City Southern, Inc.	9,452,370
289,900		Korn/Ferry International	12,981,722
311,600		Masco Corp.	12,248,996
175,300	*	MasTec, Inc.	8,431,930
156,600		Owens Corning	7,378,992
32,200		Roper Technologies, Inc.	11,011,434
265,700		Schneider National, Inc. - Class “B”	5,592,985
44,500		Snap-On, Inc.	6,965,140
148,400		Triton International, Ltd.	4,615,240
			143,795,544
		Information Technology—18.4%
97,900	*	Aspen Technology, Inc.	10,207,054
76,400	*	Autodesk, Inc.	11,904,648
133,600	*	Cadence Design Systems, Inc.	8,484,936
43,400	*	Cree, Inc.	2,483,348
178,300	*	Fiserv, Inc.	15,740,324
54,000	*	FleetCor Technologies, Inc.	13,315,860
71,200		KLA-Tencor Corp.	8,501,992
89,000		Leidos Holdings, Inc.	5,704,010

Shares		Security	Value
		Information Technology (continued)
106,100		LogMeIn, Inc.	$8,498,610
185,300		Maxim Integrated Products, Inc.	9,852,401
65,200	*	Mellanox Technologies, Ltd.	7,717,072
122,100		NetApp, Inc.	8,466,414
56,400	*	Proofpoint, Inc.	6,848,652
140,900	*	Qorvo, Inc.	10,106,757
25,200	*	ServiceNow, Inc.	6,211,548
247,200		SS&C Technologies Holdings, Inc.	15,744,168
150,600	*	Synopsys, Inc.	17,341,590
719,100		Travelport Worldwide, Ltd.	11,311,443
28,500	*	Ultimate Software Group, Inc.	9,408,705
71,900	*	Zebra Technologies Corp. - Class “A”	15,065,207
			202,914,739
		Materials—1.8%
128,800		FMC Corp.	9,894,416
56,200		Linde, PLC	9,887,266
			19,781,682
		Real Estate—5.7%
230,000		Alexander & Baldwin, Inc. (REIT)	5,851,200
203,800		American Campus Communities, Inc. (REIT)	9,696,804
545,300		Brixmor Property Group, Inc. (REIT)	10,017,161
273,100		Douglas Emmett, Inc. (REIT)	11,038,702
83,850		Federal Realty Investment Trust (REIT)	11,558,722
102,600		iShares U.S. Real Estate (ETF)	8,930,304
115,700		Liberty Property Trust (REIT)	5,602,194
			62,695,087
		Utilities—4.8%
443,500		CenterPoint Energy, Inc.	13,615,450
235,200		CMS Energy Corp.	13,063,008
169,300		Portland General Electric Co.	8,776,512

Portfolio of Investments (continued)

OPPORTUNITY FUND

March 31, 2019

Shares or Principal Amounts	Security	Value
	Utilities (continued)
227,000	WEC Energy Group, Inc.	$17,951,160
		53,406,130
Total Value of Common Stocks (cost $827,878,416)		1,065,191,094
	SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—1.8%
$20,000M	U.S. Treasury Bills, 2.396%, 4/11/2019 (cost $19,986,676)	19,986,840

Total Value of Investments (cost $847,865,092)	98.2%	1,085,177,934
Other Assets, Less Liabilities	1.8	19,533,077
Net Assets	100.0%	$1,104,711,011

*	Non-income producing

Summary of Abbreviations:

ADR	American Depositary Receipts

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,065,191,094	$—	$—	$1,065,191,094
Short-Term U.S. Government Obligations	—	19,986,840	—	19,986,840
Total Investments in Securities*	$1,065,191,094	$19,986,840	$—	$1,085,177,934

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

PREMIUM INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period (10/1/18–3/31/19)*
Class A Shares	1.30%
Actual		$1,000.00	$1,008.99	$ 6.51
Hypothetical**		$1,000.00	$1,018.45	$ 6.54
Advisor Class Shares	1.04%
Actual		$1,000.00	$1,010.27	$ 5.21
Hypothetical**		$1,000.00	$1,019.74	$ 5.24
Institutional Class Shares	0.90%
Actual		$1,000.00	$1,011.86	$ 4.51
Hypothetical**		$1,000.00	$1,020.44	$ 4.53

*	Commencement of Operations
**

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

***	Assumed rate of return of 5% before expenses

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019, and are based on the total market value of investments.

Portfolio of Investments

PREMIUM INCOME FUND

March 31, 2019

Shares	Security	Value
	COMMON STOCKS—119.5%
	Communication Services—6.9%
79,200	AT&T, Inc.	$2,483,712
63,700	CBS Corp. - Class “B”	3,027,661
26,900	Walt Disney Co.	2,986,707
		8,498,080
	Consumer Discretionary—12.2%
24,700	Best Buy Co., Inc.	1,755,182
46,200	Carnival Corp.	2,343,264
18,900	Home Depot, Inc.	3,626,721
37,400	Ross Stores, Inc.	3,481,940
11,400	TJX Cos., Inc.	606,594
24,600	Whirlpool Corp.	3,269,094
		15,082,795
	Consumer Staples—14.5%
59,200	Coca-Cola Co.	2,774,112
39,800	Colgate-Palmolive Co.	2,727,892
14,700	Constellation Brands, Inc.	2,577,351
60,100	Mondelez International, Inc. - Class “A”	3,000,192
4,900	PepsiCo, Inc.	600,495
35,000	Philip Morris International, Inc.	3,093,650
50,300	Walgreens Boots Alliance, Inc.	3,182,481
		17,956,173
	Energy—10.1%
25,500	Chevron Corp.	3,141,090
16,200	ExxonMobil Corp.	1,308,960
88,800	Halliburton Co.	2,601,840
153,400	Kinder Morgan, Inc.	3,069,534
35,800	Occidental Petroleum Corp.	2,369,960
		12,491,384

Portfolio of Investments (continued)

PREMIUM INCOME FUND

March 31, 2019

Shares		Security	Value
		Exchange Traded Funds—3.1%
5,900		SPDR DJIA ETF Trust (ETF)	$1,528,867
8,200		SPDR S&P 500 ETF Trust (ETF)	2,316,336
			3,845,203
		Financials—19.1%
27,500		Allstate Corp.	2,589,950
39,200		American Express Co.	4,284,560
72,600		Bank of America Corp.	2,003,034
18,400		BB&T Corp.	856,152
8,200		BlackRock, Inc.	3,504,434
34,500		Discover Financial Services	2,455,020
33,900		JPMorgan Chase & Co.	3,431,697
70,300		Morgan Stanley	2,966,660
30,600		U.S. Bancorp	1,474,614
			23,566,121
		Health Care—13.9%
16,100		Amgen, Inc.	3,058,678
68,100		Bristol-Myers Squibb Co.	3,249,051
38,800	*	Celgene Corp.	3,660,392
44,100		Medtronic, PLC	4,016,628
1,200		Merck & Co., Inc.	99,804
15,900		Stryker Corp.	3,140,568
			17,225,121
		Industrials—16.0%
50,700		Delta Air Lines, Inc.	2,618,655
14,500		Eaton Corp., PLC	1,168,120
9,700		General Dynamics Corp.	1,642,016
24,600		Honeywell International, Inc.	3,909,432
8,700		Lockheed Martin Corp.	2,611,392
18,800		Raytheon Co.	3,423,104
24,000		United Parcel Service, Inc. - Class “B”	2,681,760

Shares	Security	Value
	Industrials (continued)
13,900	United Technologies Corp.	$1,791,571
		19,846,050
	Information Technology—18.6%
19,900	Apple, Inc.	3,780,005
13,900	Broadcom, Inc.	4,179,870
80,400	Cisco Systems, Inc.	4,340,796
77,700	Intel Corp.	4,172,490
16,900	International Business Machines Corp.	2,384,590
12,700	Microsoft Corp.	1,497,838
24,800	Texas Instruments, Inc.	2,630,536
		22,986,125
	Materials—5.1%
61,700	DowDuPont, Inc.	3,289,227
51,800	Nucor Corp.	3,022,530
		6,311,757

Total Value of Common Stocks (cost $146,028,564)	119.5%	147,808,809
Excess of Liabilities Over Other Assets	(19.5)	(24,077,694)
Net Assets	100.0%	$123,731,115

*	Non-income producing

Summary of Abbreviations:

ETF	Exchange Traded Fund

SPDR	Standard & Poor’s Depository Receipts

Portfolio of Investments (continued)

PREMIUM INCOME FUND

March 31, 2019

CALL OPTIONS WRITTEN—(21.7)%	Expiration Date	Exercise Price	Contracts	Value
AT&T, Inc.	4/18/19	$28.00	(80)	$(26,800)
AT&T, Inc.	6/21/19	29.00	(382)	(94,354)
AT&T, Inc.	7/19/19	27.00	(330)	(144,375)
Allstate Corp.	1/17/20	82.50	(275)	(400,125)
American Express Co.	4/18/19	95.00	(104)	(148,980)
American Express Co.	4/18/19	90.00	(250)	(489,375)
American Express Co.	1/17/20	85.00	(22)	(57,640)
American Express Co.	1/17/20	82.50	(16)	(46,120)
Amgen, Inc.	1/17/20	160.00	(52)	(181,350)
Amgen, Inc.	1/17/20	155.00	(109)	(423,737)
Apple, Inc.	6/21/19	175.00	(59)	(109,297)
Apple, Inc.	6/21/19	170.00	(28)	(63,210)
Apple, Inc.	1/17/20	160.00	(51)	(178,882)
Apple, Inc.	1/17/20	150.00	(61)	(269,010)
BB&T Corp.	9/20/19	43.00	(184)	(86,940)
Bank of America Corp.	1/17/20	20.00	(726)	(580,800)
Best Buy Co., Inc.	9/20/19	57.50	(247)	(384,085)
BlackRock, Inc.	4/18/19	410.00	(26)	(56,160)
BlackRock, Inc.	10/18/19	370.00	(14)	(93,800)
BlackRock, Inc.	1/17/20	380.00	(36)	(230,940)
BlackRock, Inc.	1/17/20	350.00	(6)	(53,100)
Bristol-Meyers Squibb Co.	6/21/19	45.00	(180)	(71,550)
Bristol-Meyers Squibb Co.	6/21/19	43.00	(120)	(64,800)
Bristol-Meyers Squibb Co.	1/17/20	43.00	(276)	(187,680)
Bristol-Meyers Squibb Co.	1/17/20	40.00	(105)	(93,187)
Broadcom, Inc.	1/17/20	250.00	(53)	(329,925)
Broadcom, Inc.	1/17/20	230.00	(45)	(348,750)
Broadcom, Inc.	1/17/20	220.00	(41)	(353,215)
CBS Corp. - Class "B”	6/21/19	47.50	(25)	(5,800)
CBS Corp. - Class "B”	9/20/19	45.00	(304)	(148,960)
CBS Corp. - Class "B”	9/20/19	40.00	(39)	(33,832)
CBS Corp. - Class "B”	1/17/20	47.50	(269)	(121,722)
Carnival Corp.	7/19/19	47.50	(57)	(25,080)
Carnival Corp.	10/18/19	50.00	(405)	(149,850)
Celgene Corp.	6/21/19	70.00	(49)	(118,090)
Celgene Corp.	10/18/19	70.00	(102)	(257,805)
Celgene Corp.	1/17/20	75.00	(14)	(28,350)
Celgene Corp.	1/17/20	50.00	(223)	(1,007,960)
Chevron Corp.	1/17/20	100.00	(255)	(628,575)

CALL OPTIONS WRITTEN—(21.7)%	Expiration Date	Exercise Price	Contracts	Value
Cisco Systems, Inc.	6/21/19	$40.00	(204)	$(284,070)
Cisco Systems, Inc.	6/21/19	38.00	(200)	(319,000)
Cisco Systems, Inc.	6/21/19	39.00	(59)	(87,467)
Cisco Systems, Inc.	1/17/20	37.00	(341)	(569,470)
Coca-Cola Co.	1/17/20	40.00	(592)	(441,040)
Colgate-Palmolive Co.	5/17/19	55.00	(167)	(225,450)
Colgate-Palmolive Co.	8/16/19	52.50	(75)	(122,625)
Colgate-Palmolive Co.	1/17/20	55.00	(156)	(224,250)
Constellation Brands, Inc.	10/18/19	145.00	(147)	(510,825)
Delta Air Lines, Inc.	6/21/19	45.00	(116)	(83,810)
Delta Air Lines, Inc.	1/17/20	43.00	(180)	(186,750)
Delta Air Lines, Inc.	1/17/20	40.00	(211)	(269,025)
Discover Financial Services	4/18/19	67.50	(30)	(12,150)
Discover Financial Services	4/18/19	65.00	(165)	(105,600)
Discover Financial Services	1/17/20	62.50	(86)	(98,040)
Discover Financial Services	1/17/20	60.00	(21)	(28,035)
Discover Financial Services	1/17/20	55.00	(43)	(75,035)
DowDuPont, Inc.	6/21/19	47.50	(63)	(42,052)
DowDuPont, Inc.	9/20/19	42.50	(233)	(269,115)
DowDuPont, Inc.	1/17/20	47.50	(321)	(264,022)
Eaton Corp., PLC	1/17/20	67.50	(145)	(208,800)
ExxonMobil Corp.	4/18/19	72.50	(52)	(43,940)
ExxonMobil Corp.	4/18/19	70.00	(23)	(25,415)
ExxonMobil Corp.	6/21/19	72.50	(14)	(12,285)
ExxonMobil Corp.	6/21/19	70.00	(54)	(60,075)
ExxonMobil Corp.	7/19/19	70.00	(19)	(21,517)
General Dynamics Corp.	6/21/19	165.00	(21)	(19,320)
General Dynamics Corp.	8/16/19	145.00	(45)	(118,125)
General Dynamics Corp.	1/17/20	130.00	(31)	(128,960)
Halliburton Co.	4/18/19	30.00	(333)	(17,149)
Halliburton Co.	6/21/19	30.00	(133)	(19,285)
Halliburton Co.	1/17/20	25.00	(422)	(250,035)
Home Depot, Inc.	6/21/19	170.00	(33)	(79,942)
Home Depot, Inc.	6/21/19	165.00	(48)	(136,080)
Home Depot, Inc.	11/15/19	160.00	(33)	(114,922)
Home Depot, Inc.	1/17/20	160.00	(75)	(259,875)
Honeywell International, Inc.	6/21/19	130.00	(209)	(620,207)
Honeywell International, Inc.	1/17/20	120.00	(37)	(149,572)
Intel Corp.	6/21/19	45.00	(39)	(35,198)

Portfolio of Investments (continued)

PREMIUM INCOME FUND

March 31, 2019

CALL OPTIONS WRITTEN—(21.7)%	Expiration Date	Exercise Price	Contracts	Value
Intel Corp.	6/21/19	$40.00	(89)	$(123,265)
Intel Corp.	1/17/20	42.00	(649)	(843,700)
International Business Machines Corp.	6/21/19	110.00	(2)	(6,280)
International Business Machines Corp.	10/18/19	120.00	(83)	(189,863)
International Business Machines Corp.	1/17/20	120.00	(84)	(195,300)
JPMorgan Chase & Co.	6/21/19	100.00	(224)	(95,760)
JPMorgan Chase & Co.	6/21/19	95.00	(63)	(48,195)
JPMorgan Chase & Co.	1/17/20	95.00	(37)	(39,683)
JPMorgan Chase & Co.	1/17/20	90.00	(15)	(21,263)
Kinder Morgan, Inc.	1/17/20	15.00	(1,534)	(774,670)
Lockheed Martin Corp.	6/21/19	285.00	(31)	(64,480)
Lockheed Martin Corp.	6/21/19	275.00	(4)	(11,540)
Lockheed Martin Corp.	1/17/20	260.00	(52)	(243,100)
Medtronic, PLC	6/21/19	80.00	(105)	(126,525)
Medtronic, PLC	1/17/20	80.00	(269)	(376,600)
Medtronic, PLC	1/17/20	77.50	(67)	(107,367)
Merck & Co., Inc.	6/21/19	52.50	(12)	(36,690)
Microsoft Corp.	1/17/20	92.50	(127)	(359,728)
Mondelez International, Inc. - Class "A”	6/21/19	35.00	(2)	(2,975)
Mondelez International, Inc. - Class "A”	1/17/20	40.00	(218)	(233,805)
Mondelez International, Inc. - Class "A”	1/17/20	35.00	(269)	(414,933)
Mondelez International, Inc. - Class "A”	1/17/20	33.00	(112)	(194,040)
Morgan Stanley	6/21/19	45.00	(37)	(3,145)
Morgan Stanley	6/21/19	40.00	(281)	(93,433)
Morgan Stanley	7/19/19	39.00	(67)	(28,978)
Morgan Stanley	1/17/20	35.00	(318)	(270,300)
Nucor Corp.	7/19/19	55.00	(223)	(118,190)
Nucor Corp.	7/19/19	50.00	(258)	(238,650)
Nucor Corp.	1/17/20	50.00	(37)	(37,278)
Occidental Petroleum Corp.	5/17/19	60.00	(28)	(19,460)
Occidental Petroleum Corp.	1/17/20	57.50	(250)	(265,625)
Occidental Petroleum Corp.	1/17/20	55.00	(80)	(100,000)
PepsiCo, Inc.	1/17/20	95.00	(49)	(139,895)

CALL OPTIONS WRITTEN—(21.7)%	Expiration Date	Exercise Price	Contracts	Value
Phillip Morris International, Inc.	1/17/20	$80.00	(350)	$(403,375)
Raytheon Co.	5/17/19	175.00	(35)	(33,775)
Raytheon Co.	5/17/19	170.00	(16)	(21,840)
Raytheon Co.	5/17/19	155.00	(10)	(27,225)
Raytheon Co.	1/17/20	160.00	(56)	(153,720)
Raytheon Co.	1/17/20	155.00	(30)	(94,650)
Raytheon Co.	1/17/20	130.00	(41)	(215,865)
Ross Stores, Inc.	8/16/19	77.50	(64)	(111,040)
Ross Stores, Inc.	1/17/20	77.50	(53)	(103,615)
Ross Stores, Inc.	1/17/20	67.50	(257)	(690,045)
SPDR S&P 500 ETF Trust (ETF)	6/21/19	245.00	(82)	(328,615)
SPDR DJIA ETF Trust (ETF)	6/21/19	230.00	(59)	(182,163)
Stryker Corp.	6/21/19	140.00	(125)	(728,750)
Stryker Corp.	1/17/20	130.00	(34)	(238,170)
TJX Companies, Inc.	1/17/20	42.50	(114)	(135,090)
Texas Instruments, Inc.	6/21/19	95.00	(22)	(27,555)
Texas Instruments, Inc.	6/21/19	90.00	(50)	(84,000)
Texas Instruments, Inc.	6/21/19	85.00	(67)	(144,385)
Texas Instruments, Inc.	6/21/19	80.00	(12)	(31,770)
Texas Instruments, Inc.	1/17/20	90.00	(57)	(111,008)
Texas Instruments, Inc.	1/17/20	85.00	(40)	(93,800)
U.S. Bancorp	6/21/19	47.50	(195)	(44,168)
U.S. Bancorp	1/17/20	45.00	(111)	(59,385)
United Parcel Service, Inc. - Class "B”	4/18/19	105.00	(90)	(67,950)
United Parcel Service, Inc. - Class "B”	1/17/20	95.00	(35)	(66,938)
United Parcel Service, Inc. - Class "B”	1/17/20	92.50	(48)	(99,000)
United Parcel Service, Inc. - Class "B”	1/17/20	90.00	(67)	(156,278)
United Technologies Corp.	6/21/19	110.00	(45)	(86,625)
United Technologies Corp.	8/16/19	110.00	(47)	(95,528)
United Technologies Corp.	8/16/19	100.00	(47)	(139,473)
Walt Disney Co	7/19/19	95.00	(191)	(319,447)
Walt Disney Co	9/20/19	95.00	(78)	(139,425)
Walgreens Boots Alliance, Inc.	10/18/19	52.50	(309)	(387,795)
Walgreens Boots Alliance, Inc.	10/18/19	50.00	(194)	(280,330)

Portfolio of Investments (continued)

PREMIUM INCOME FUND

March 31, 2019

CALL OPTIONS WRITTEN—(21.7)%	Expiration Date	Exercise Price	Contracts	Value
Whirlpool Corp.	9/20/19	$115.00	(246)	$(545,505)
Total Value of Call Options Written (premium received $25,173,212)				$(26,905,763)

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$147,808,809	$—	$—	$147,808,809

Liabilities
Call Options Written	$—	$(26,905,763)	$—	$(26,905,763)

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

Transfers from Level 1 to Level 2 as of March 31, 2019 were $2,700,872. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

SELECT GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period (10/1/18-3/31/19)*
Class A Shares	1.22%
Actual		$1,000.00	$ 961.68	$ 5.97
Hypothetical**		$1,000.00	$ 1,018.85	$ 6.14
Class B Shares	1.98%
Actual		$1,000.00	$ 958.82	$ 9.67
Hypothetical**		$1,000.00	$ 1,015.06	$ 9.95
Advisor Class Shares	0.89%
Actual		$1,000.00	$ 963.18	$ 4.36
Hypothetical**		$1,000.00	$ 1,020.49	$ 4.48
Institutional Class Shares	0.79%
Actual		$1,000.00	$ 963.84	$ 3.87
Hypothetical**		$1,000.00	$ 1,020.99	$ 3.98

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019, and are based on the total market value of investments.

Portfolio of Investments

SELECT GROWTH FUND

March 31, 2019

Shares		Security	Value
		COMMON STOCKS—97.6%
		Communication Services—7.2%
22,180	*	Alphabet, Inc. - Class “A”	$26,103,420
330,733		Cinemark Holdings, Inc.	13,226,013
308,600	*	TripAdvisor, Inc.	15,877,470
			55,206,903
		Consumer Discretionary—11.6%
24,600	*	AutoZone, Inc.	25,193,352
130,000	*	Deckers Outdoor Corp.	19,108,700
232,541		Foot Locker, Inc.	14,091,985
119,260		PVH Corp.	14,543,757
201,000		Target Corp.	16,132,260
			89,070,054
		Consumer Staples—5.9%
144,912		Procter & Gamble Co.	15,078,094
208,000		Walgreens Boots Alliance, Inc.	13,160,160
174,120		Walmart, Inc.	16,981,924
			45,220,178
		Energy—.8%
50,100		Chevron Corp.	6,171,318
		Financials—7.2%
520,000		Bank of America Corp.	14,346,800
145,490		Discover Financial Services	10,353,068
258,500		Progressive Corp.	18,635,265
244,530		U.S. Bancorp	11,783,901
			55,119,034
		Health Care—17.2%
105,600		Allergan, PLC	15,460,896
267,710		Baxter International, Inc.	21,767,500
49,110	*	Biogen, Inc.	11,608,622
306,800		Bristol-Myers Squibb Co.	14,637,428

Shares		Security	Value
		Health Care (continued)
430,940	*	Centene Corp.	$22,882,914
127,367	*	Elanco Animal Health, Inc.	4,084,660
179,372		Eli Lilly & Co.	23,275,311
133,180	*	Varian Medical Systems, Inc.	18,874,270
			132,591,601
		Industrials—14.3%
60,320		Boeing Co.	23,007,254
200,800		Dover Corp.	18,835,040
168,790		Eaton Corp., PLC	13,597,722
88,592		Huntington Ingalls Industries, Inc.	18,356,262
138,800		Landstar Systems, Inc.	15,183,332
112,200		Norfolk Southern Corp.	20,969,058
			109,948,668
		Information Technology—33.4%
112,700	*	Adobe Systems, Inc.	30,033,423
104,110	*	Arista Networks, Inc.	32,738,430
159,064		Automatic Data Processing, Inc.	25,408,883
498,950	*	Cadence Design Systems, Inc.	31,688,314
112,700	*	F5 Networks, Inc.	17,686,011
275,000	*	Fortinet, Inc.	23,091,750
220,650		Microsoft Corp.	26,023,461
341,720		NetApp, Inc.	23,694,865
94,000	*	Palo Alto Networks, Inc.	22,830,720
232,540	*	PayPal Holdings, Inc.	24,146,954
			257,342,811
Total Value of Common Stocks (cost $606,280,479)			750,670,567

Portfolio of Investments (continued)

SELECT GROWTH FUND

March 31, 2019

Principal Amount	Security	Value
	SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—1.6%
	U.S. Treasury Bills:
$4,500M	2.37%, 4/9/2019	$4,497,628
8,000M	2.396%, 4/11/2019	7,994,736
Total Value of Short-Term U.S. Government Obligations (cost $12,492,297)		12,492,364

Total Value of Investments (cost $618,772,776)	99.2%	763,162,931
Other Assets, Less Liabilities	.8	6,153,845
Net Assets	100.0%	$769,316,776

*	Non-income producing

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$750,670,567	$—	$—	$750,670,567
Short-Term U.S. Government Obligations	—	12,492,364	—	12,492,364
Total Investments in Securities*	$750,670,567	$12,492,364	$—	$763,162,931

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

SPECIAL SITUATIONS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period (10/1/18-3/31/19)*
Class A Shares	1.32%
Actual		$1,000.00	$ 899.18	$ 6.25
Hypothetical**		$1,000.00	$ 1,018.35	$ 6.64
Class B Shares	2.10%
Actual		$1,000.00	$ 895.60	$ 9.92
Hypothetical**		$1,000.00	$ 1,014.46	$ 10.55
Advisor Class Shares	1.02%
Actual		$1,000.00	$ 900.30	$ 4.83
Hypothetical**		$1,000.00	$ 1,019.84	$ 5.14
Institutional Class Shares	0.87%
Actual		$1,000.00	$ 900.95	$ 4.12
Hypothetical**		$1,000.00	$ 1,020.59	$ 4.38

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019, and are based on the total market value of investments.

Portfolio of Investments

SPECIAL SITUATIONS FUND

March 31, 2019

Shares		Security	Value
		COMMON STOCKS—96.2%
		Communication Services—.8%
99,300		Meredith Corp.	$5,487,318
		Consumer Discretionary—11.9%
233,100		American Eagle Outfitters, Inc.	5,167,827
79,400		Cheesecake Factory, Inc.	3,884,248
39,400		Children’s Place, Inc.	3,832,832
301,600		Dana, Inc.	5,350,384
198,500		DSW, Inc. - Class “A”	4,410,670
201,600	*	frontdoor, inc.	6,939,072
145,400		Haverty Furniture Cos., Inc.	3,181,352
56,000	*	Helen of Troy, Ltd.	6,493,760
178,600	*	MasterCraft Boat Holdings, Inc.	4,031,002
50,700		Oxford Industries, Inc.	3,815,682
109,300		Penske Automotive Group, Inc.	4,880,245
230,400		Ruth’s Hospitality Group, Inc.	5,895,936
84,500	*	ServiceMaster Holdings, Inc.	3,946,150
430,400	*	TRI Pointe Group, Inc.	5,440,256
47,700	*	Visteon Corp.	3,212,595
197,500		Wolverine World Wide, Inc.	7,056,675
			77,538,686
		Consumer Staples—3.5%
159,200		Energizer Holdings, Inc.	7,152,856
112,700	*	Performance Food Group Co.	4,467,428
191,271		Tootsie Roll Industries, Inc.	7,122,932
124,000	*	U.S. Foods Holding Corp.	4,328,840
			23,072,056
		Energy—5.4%
255,700	*	Carrizo Oil & Gas, Inc.	3,188,579
177,600		Delek U.S. Holdings, Inc.	6,468,192
351,300	*	Jagged Peak Energy, Inc.	3,678,111
468,500	*	Keane Group, Inc.	5,101,965
318,600		Liberty Oilfield Services, Inc. - Class “A”	4,903,254

Portfolio of Investments (continued)

SPECIAL SITUATIONS FUND

March 31, 2019

Shares		Security	Value
		Energy (continued)
477,400	*	Oasis Petroleum, Inc.	$2,883,496
148,000		PBF Energy, Inc. - Class “A”	4,608,720
338,200	*	WPX Energy, Inc.	4,433,802
			35,266,119
		Financials—24.6%
317,500	*	AllianceBernstein Holding, LP (MLP)	9,172,575
250,729		Amalgamated Bank - Class “A”	3,923,909
77,600		American Financial Group, Inc.	7,465,896
258,900		Berkshire Hills Bancorp, Inc.	7,052,436
177,500		Brown & Brown, Inc.	5,238,025
207,300		Capstar Financial Holdings, Inc.	2,993,412
521,800		CNO Financial Group, Inc.	8,442,724
248,200		Great Western Bancorp, Inc.	7,840,638
73,800		IBERIABANK Corp.	5,292,198
101,600		Independent Bank Group, Inc.	5,211,064
50,900		iShares Russell 2000 Value (ETF)	6,102,910
120,300		James River Group Holdings, Ltd.	4,821,624
94,400		Kemper Corp.	7,187,616
272,400		OceanFirst Financial Corp.	6,553,944
506,300		Old National Bancorp of Indiana	8,303,320
116,000		Prosperity Bancshares, Inc.	8,010,960
105,400		QCR Holdings, Inc.	3,575,168
218,000	*	Seacoast Banking Corp.	5,744,300
335,600		Simmons First National Corp. - Class “A”	8,215,488
559,100		Sterling Bancorp	10,416,033
169,000		Synovus Financial Corp.	5,806,840
429,000		TCF Financial Corp.	8,876,010
266,000		Veritex Holdings, Inc.	6,442,520
442,900		Waddell & Reed Financial, Inc. - Class “A”	7,657,741
			160,347,351
		Health Care—6.1%
45,100	*	Charles River Laboratories International, Inc.	6,550,775

Shares		Security	Value
		Health Care (continued)
60,900		Hill-Rom Holdings, Inc.	$6,446,874
47,600	*	ICON, PLC	6,501,208
187,300		Phibro Animal Health Corp. - Class “A”	6,180,900
320,100	*	Prestige Brands, Inc.	9,574,191
48,500		SPDR S&P Biotech (ETF)	4,391,190
			39,645,138
		Industrials—13.6%
163,400		AAR Corp.	5,312,134
267,800	*	Atkore International Group Co.	5,765,734
181,300		Columbus McKinnon Corp.	6,227,655
98,000		Comfort Systems USA, Inc.	5,134,220
111,100		ESCO Technologies, Inc.	7,447,033
216,200	*	Gardner Denver Holdings, Inc.	6,012,522
26,800		ICF International, Inc.	2,038,944
98,600		Kennametal, Inc.	3,623,550
120,900		Korn/Ferry International	5,413,902
112,300		Park-Ohio Holdings Corp.	3,636,274
79,200		Regal Beloit Corp.	6,484,104
155,000		Schneider National, Inc. - Class “B”	3,262,750
64,800		SPDR S&P Transportation (ETF)	3,915,851
242,400	*	SPX Corp.	8,433,096
58,600		Standex International Corp.	4,301,240
167,700		Timken Co.	7,315,074
145,000		Triton International, Ltd.	4,509,500
			88,833,583
		Information Technology—11.5%
49,900	*	Alpha & Omega Semiconductor, Ltd.	574,349
236,600	*	ARRIS International, PLC	7,478,926
112,700	*	Cree, Inc.	6,448,694
132,600	*	Diodes, Inc.	4,601,220
174,700	*	Ichor Holdings, Ltd.	3,944,726
25,400	*	MicroStrategy, Inc.	3,663,950

Portfolio of Investments (continued)

SPECIAL SITUATIONS FUND

March 31, 2019

Shares		Security	Value
		Information Technology (continued)
69,100		MKS Instruments, Inc.	$6,429,755
156,400	*	NETGEAR, Inc.	5,179,968
657,900	*	PDF Solutions, Inc.	8,125,065
242,500	*	Perficient, Inc.	6,642,075
580,400		Travelport Worldwide, Ltd.	9,129,692
473,800	*	TTM Technologies, Inc.	5,557,674
115,700	*	Verint Systems, Inc.	6,925,802
			74,701,896
		Materials—6.4%
59,000		AptarGroup, Inc.	6,277,010
204,700	*	Ferro Corp.	3,874,971
67,600		Greif, Inc.	2,788,500
155,000	*	Livent Corp.	1,903,400
201,500		Louisiana-Pacific Corp.	4,912,570
347,700	*	PQ Group Holdings, Inc.	5,274,609
91,600		Schweitzer-Mauduit International., Inc.	3,546,752
100,400		Sensient Technologies Corp.	6,806,116
155,200		SPDR S&P Metals & Mining (ETF)	4,606,336
39,500		Trinseo SA	1,789,350
			41,779,614
		Real Estate—7.1%
292,500		Americold Realty Trust (REIT)	8,924,175
344,800		Brixmor Property Group, Inc. (REIT)	6,333,976
171,900		Douglas Emmett, Inc. (REIT)	6,948,198
47,900		Federal Realty Investment Trust (REIT)	6,603,015
227,868		Industrial Logistics Properties Trust (REIT)	4,596,097
130,400		JBG SMITH Properties (REIT)	5,392,040
312,700		Sunstone Hotel Investors, Inc. (REIT)	4,502,880
127,000		Tanger Factory Outlet Centers, Inc. (REIT)	2,664,460
			45,964,841

Shares or Principal Amount	Security	Value
	Utilities—5.3%
147,300	Black Hills Corp.	$10,910,511
76,600	IDACORP, Inc.	7,624,764
81,900	Pinnacle West Capital Corp.	7,828,002
160,100	Portland General Electric Co.	8,299,584
		34,662,861
Total Value of Common Stocks (cost $568,754,327)		627,299,463
	SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—2.3%
	U.S. Treasury Bills:
$5,000M	2.37%, 4/9/2019	4,997,365
10,000M	2.396%, 4/11/2019	9,993,420
Total Value of Short-Term U.S. Government Obligations (cost $14,990,701)		14,990,785

Total Value of Investments (cost $583,745,028)	98.5%	642,290,248
Other Assets, Less Liabilities	1.5	10,002,595
Net Assets	100.0%	$652,292,843

*	Non-income producing

Summary of Abbreviations:

ETF	Exchange Traded Fund

MLP	Master Limited Partnership

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depository Receipts

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Portfolio of Investments (continued)

SPECIAL SITUATIONS FUND

March 31, 2019

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$627,299,463	$—	$—	$627,299,463
Short-Term U.S. Government Agency Obligations	—	14,990,785	—	14,990,785
Total Investments in Securities*	$627,299,463	$14,990,785	$—	$642,290,248

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Fund Expenses (unaudited)

TOTAL RETURN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 1 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period (10/1/18-3/31/19)*
Class A Shares	1.20%
Actual		$1,000.00	$ 985.53	$ 5.94
Hypothetical**		$1,000.00	$ 1,018.95	$ 6.04
Class B Shares	1.95%
Actual		$1,000.00	$ 981.56	$ 9.63
Hypothetical**		$1,000.00	$ 1,015.21	$ 9.80
Advisor Class Shares	0.98%
Actual		$1,000.00	$ 986.01	$ 4.85
Hypothetical**		$1,000.00	$ 1,020.04	$ 4.94
Institutional Class Shares	0.79%
Actual		$1,000.00	$ 987.42	$ 3.91
Hypothetical**		$1,000.00	$ 1,020.99	$ 3.98

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumed rate of return of 5% before expenses

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019, and are based on the total market value of investments.

Portfolio of Investments

TOTAL RETURN FUND

March 31, 2019

Shares		Security	Value
		COMMON STOCKS—55.9%
		Communication Services—4.6%
7,400	*	Alphabet, Inc. - Class “A”	$8,708,986
138,500		AT&T, Inc.	4,343,360
84,225		CBS Corp. - Class “B”	4,003,214
111,200		Comcast Corp. - Special Shares “A”	4,445,776
41,700	*	Take-Two Interactive Software, Inc.	3,935,229
119,275		Verizon Communications, Inc.	7,052,731
63,100		Walt Disney Co.	7,005,993
			39,495,289
		Consumer Discretionary—3.6%
2,600	*	Amazon.com, Inc.	4,629,950
119,200		American Eagle Outfitters, Inc.	2,642,664
108,100		Aramark Holdings Corp.	3,194,355
21,000	*	Burlington Stores, Inc.	3,290,280
26,330		Home Depot, Inc.	5,052,464
53,200		Lowe’s Cos., Inc.	5,823,804
27,700		Ross Stores, Inc.	2,578,870
123,450		Tapestry, Inc.	4,010,891
			31,223,278
		Consumer Staples—4.4%
161,340		Coca-Cola Co.	7,560,392
89,630		Koninklijke Ahold Delhaize NV (ADR)	2,381,917
75,250		Mondelez International, Inc. - Class “A”	3,756,480
65,660		PepsiCo, Inc.	8,046,633
57,610		Philip Morris International, Inc.	5,092,148
55,250		Procter & Gamble Co.	5,748,762
60,870		Walmart, Inc.	5,936,651
			38,522,983
		Energy—5.1%
186,073		BP, PLC (ADR)	8,135,112
62,850		Chevron Corp.	7,741,863

Shares	Security	Value
	Energy (continued)
49,550	ConocoPhillips	$3,306,967
415,250	EnCana Corp.	3,006,410
18,100	EOG Resources, Inc.	1,722,758
69,752	ExxonMobil Corp.	5,635,962
68,200	Marathon Petroleum Corp.	4,081,770
59,900	Schlumberger, Ltd.	2,609,843
116,910	Suncor Energy, Inc.	3,791,391
51,150	Valero Energy Corp.	4,339,055
		44,371,131
	Financials—9.8%
42,320	American Express Co.	4,625,576
210,300	Bank of America Corp.	5,802,177
43,950	Chubb, Ltd.	6,156,516
68,450	Citigroup, Inc.	4,258,959
37,800	Citizens Financial Group, Inc.	1,228,500
23,150	Goldman Sachs Group, Inc.	4,444,569
95,300	Hamilton Lane, Inc. - Class “A”	4,153,174
100,030	JPMorgan Chase & Co.	10,126,037
47,750	MetLife, Inc.	2,032,717
95,180	Morgan Stanley	4,016,596
44,725	PNC Financial Services Group, Inc.	5,485,968
90,650	Popular, Inc.	4,725,584
86,600	Regions Financial Corp.	1,225,390
173,150	Sterling Bancorp	3,225,785
157,850	Synchrony Financial	5,035,415
42,150	Travelers Cos., Inc.	5,781,294
124,945	U.S. Bancorp	6,021,100
143,270	Wells Fargo & Co.	6,922,806
		85,268,163
	Health Care—9.7%
66,460	Abbott Laboratories	5,312,812
16,750	Anthem, Inc.	4,806,915
28,269	Baxter International, Inc.	2,298,552

Portfolio of Investments (continued)

TOTAL RETURN FUND

March 31, 2019

Shares		Security	Value
		Health Care (continued)
10,150	*	Centene Corp.	$538,965
24,200	*	Charles River Laboratories International, Inc.	3,515,050
24,550		Eli Lilly & Co.	3,185,608
40,750	*	Exact Sciences Corp.	3,529,765
62,450		Hill-Rom Holdings, Inc.	6,610,957
21,900		Johnson & Johnson	3,061,401
85,150		Koninklijke Philips NV (ADR)	3,479,229
61,200		Medtronic, PLC	5,574,096
85,545		Merck & Co., Inc.	7,114,778
101,329		Pfizer, Inc.	4,303,443
147,300		Smith & Nephew, PLC (ADR)	5,908,203
29,845		Thermo Fisher Scientific, Inc.	8,169,173
24,250	*	Vertex Pharmaceuticals, Inc.	4,460,788
57,350		Zimmer Biomet Holdings, Inc.	7,323,595
48,865		Zoetis, Inc.	4,919,240
			84,112,570
		Industrials—5.1%
118,200	*	Gardner Denver Holdings, Inc.	3,287,142
49,150		Honeywell International, Inc.	7,810,918
43,800		Ingersoll-Rand, PLC	4,728,210
37,800		Kansas City Southern, Inc.	4,384,044
22,620		Lockheed Martin Corp.	6,789,619
37,250		Stanley Black & Decker, Inc.	5,072,333
25,850		Union Pacific Corp.	4,322,120
57,430		United Technologies Corp.	7,402,153
			43,796,539
		Information Technology—12.6%
11,900	*	Adobe Systems, Inc.	3,171,231
23,055		Apple, Inc.	4,379,297
155,247		Cisco Systems, Inc.	8,381,786
83,900	*	Cree, Inc.	4,800,758
75,600	*	Fiserv, Inc.	6,673,968
11,300	*	FleetCor Technologies, Inc.	2,786,467

Shares or Principal Amount		Security	Value
		Information Technology (continued)
176,425		Intel Corp.	$9,474,022
109,300		Maxim Integrated Products, Inc.	5,811,481
69,350	*	Mellanox Technologies, Ltd.	8,208,266
71,335		Microsoft Corp.	8,413,250
149,350		Nintendo Co., Ltd. (ADR)	5,357,184
13,800		NVIDIA Corp.	2,477,928
64,050		Oracle Corp.	3,440,125
132,020		QUALCOMM, Inc.	7,529,101
43,750	*	salesforce.com, inc.	6,928,687
57,750	*	Synopsys, Inc.	6,649,913
32,350		Texas Instruments, Inc.	3,431,365
46,800		Visa, Inc. - Class “A”	7,309,692
39,900	*	Worldpay, Inc. - Class “A”	4,528,650
			109,753,171
		Materials—1.0%
81,650		DowDuPont, Inc.	4,352,761
25,830		Linde, PLC	4,544,272
			8,897,033
Total Value of Common Stocks (cost $365,730,702)			485,440,157
		CORPORATE BONDS—23.1%
		Aerospace/Defense—.3%
$100M		Bombardier, Inc., 6%, 10/15/2022 (a)	101,375
2,500M		Rockwell Collins, Inc., 3.5%, 3/15/2027	2,470,842
		TransDigm, Inc.:
50M		6.5%, 7/15/2024	51,563
25M		6.25%, 3/15/2026 (a)	26,100
50M		Triumph Group, Inc., 5.25%, 6/1/2022	48,250
			2,698,130
		Automotive—1.6%
175M		American Axle & Manufacturing, Inc., 6.25%, 4/1/2025	171,062

Portfolio of Investments (continued)

TOTAL RETURN FUND

March 31, 2019

Principal Amount	Security	Value
	Automotive (continued)
$50M	Asbury Automotive Group, Inc., 6%, 12/15/2024	$51,672
175M	Cooper Standard Automotive, Inc., 5.625%, 11/15/2026 (a)	154,525
320M	Dana Holding Corp., 5.5%, 12/15/2024	320,000
2,500M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020	2,591,555
4,345M	General Motors Financial Co., Inc., 5.25%, 3/1/2026	4,488,185
50M	Hertz Corp., 5.875%, 10/15/2020	50,050
75M	J.B. Poindexter & Co., 7.125%, 4/15/2026 (a)	75,587
3,380M	Lear Corp., 5.25%, 1/15/2025	3,515,261
50M	LKQ Corp., 4.75%, 5/15/2023	50,552
2,500M	O’Reilly Automotive, Inc., 3.55%, 3/15/2026	2,494,102
25M	Panther BF Aggeregator 2, LP, 8.5%, 5/15/2027 (a)(b)	25,125
50M	Tenneco, Inc., 5%, 7/15/2026	40,250
		14,027,926
	Building Materials—.0%
75M	Building Materials Corp., 5.375%, 11/15/2024 (a)	77,156
75M	Griffon Corp., 5.25%, 3/1/2022	74,062
25M	New Enterprise Stone & Lime Co., 6.25%, 3/15/2026 (a)	24,378
25M	Standard Industries, Inc., 5.5%, 2/15/2023 (a)	25,500
		201,096
	Chemicals—.3%
175M	Blue Cube Spinco, Inc., 10%, 10/15/2025	201,084
75M	Chemours Co., 6.625%, 5/15/2023	77,819
50M	Kraton Polymers, LLC, 7%, 4/15/2025 (a)	50,750
2,100M	LyondellBasell Industries NV, 6%, 11/15/2021	2,246,884
50M	Neon Holdings, Inc., 10.125%, 4/1/2026 (a)	51,125
125M	Rain CII Carbon, LLC, 7.25%, 4/1/2025 (a)	111,250
70M	Rayonier AM Products, Inc., 5.5%, 6/1/2024 (a)	65,975
50M	Tronox, Inc., 6.5%, 4/15/2026 (a)	47,908
50M	Univar USA, Inc., 6.75%, 7/15/2023 (a)	51,350
		2,904,145

Principal Amount	Security	Value
	Consumer Non-Durables—.1%
	Energizer Holdings, Inc.:
$50M	5.5%, 6/15/2025 (a)	$49,609
25M	6.375%, 7/15/2026 (a)	25,687
75M	First Quality Finance Co., 4.625%, 5/15/2021 (a)	75,187
25M	KGA Escrow, LLC, 7.5%, 8/15/2023 (a)	25,469
	Reynolds Group Holdings, Inc.:
97M	5.75%, 10/15/2020	97,153
175M	5.125%, 7/15/2023 (a)	178,063
		451,168
	Energy—3.8%
5,000M	Andeavor Logistics, LP, 5.25%, 1/15/2025	5,194,810
50M	Apergy Corp., 6.375%, 5/1/2026	50,812
75M	Baytex Energy Corp., 5.125%, 6/1/2021 (a)	74,437
	Blue Racer Midstream, LLC:
175M	6.125%, 11/15/2022 (a)	178,500
50M	6.625%, 7/15/2026 (a)	51,250
75M	California Resources Corp., 8%, 12/15/2022 (a)	59,085
25M	Callon Petroleum Co., 6.375%, 7/1/2026	25,187
3,400M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019 (a)	3,425,208
	Chesapeake Energy Corp.:
25M	4.875%, 4/15/2022	24,750
75M	7%, 10/1/2024	75,094
50M	8%, 6/15/2027	49,500
2,700M	Cimarex Energy Co., 4.375%, 3/15/2029	2,784,124
75M	CITGO Petroleum Corp., 6.25%, 8/15/2022 (a)	74,812
2,700M	Continental Resources, Inc., 5%, 9/15/2022	2,722,232
50M	Covey Park Energy, LLC, 7.5%, 5/15/2025 (a)	46,500
75M	Crestwood Midstream Partners, LP, 5.75%, 4/1/2025	77,250
25M	CrownRock, LP, 5.625%, 10/15/2025 (a)	24,094
50M	DCP Midstream Operating, LP, 3.875%, 3/15/2023	49,875
25M	Diamondback Energy, Inc., 4.75%, 11/1/2024 (a)	25,651
50M	EnLink Midstream Partners, LP, 4.85%, 7/15/2026	49,822
2,500M	Enterprise Products Operating, 7.55%, 4/15/2038	3,373,467

Portfolio of Investments (continued)

TOTAL RETURN FUND

March 31, 2019

Principal Amount	Security	Value
	Energy (continued)
$170M	Exterran Partners, LP, 6%, 10/1/2022	$172,125
175M	Global Partners, LP, 6.25%, 7/15/2022	173,687
25M	Gulfport Energy Corp., 6.625%, 5/1/2023	24,375
1,600M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023	1,619,202
3,000M	Kinder Morgan, Inc., 5.625%, 11/15/2023 (a)	3,277,995
	Laredo Petroleum, Inc.:
25M	5.625%, 1/15/2022	22,969
50M	6.25%, 3/15/2023	44,875
4,000M	Magellan Midstream Partners, LP, 5%, 3/1/2026	4,344,088
25M	Matador Resources Co., 5.875%, 9/15/2026	25,063
50M	McDermott Escrow 1, Inc., 10.625%, 5/1/2024 (a)	41,563
3,300M	Midwest Connector Capital Co., LLC, 4.625%, 4/1/2029 (a)	3,412,771
25M	Northern Oil and Gas, Inc., 9.5%, 5/15/2023	26,064
	Oasis Petroleum, Inc.:
175M	6.875%, 1/15/2023	175,438
50M	6.25%, 5/1/2026 (a)	47,750
75M	Parkland Fuel Corp., 6%, 4/1/2026 (a)	76,054
75M	Parsley Energy, LLC, 5.25%, 8/15/2025 (a)	74,250
25M	Range Resources Corp., 5.75%, 6/1/2021	25,500
50M	Suburban Propane Partners, LP, 5.875%, 3/1/2027	47,625
	Sunoco, LP:
75M	4.875%, 1/15/2023	76,380
75M	5.875%, 3/15/2028	74,625
24M	Transocean Guardian, Ltd., 5.875%, 1/15/2024 (a)	24,098
24M	Transocean Pontus, Ltd., 6.125%, 8/1/2025 (a)	24,038
50M	USA Compression Partners, LP, 6.875%, 9/1/2027 (a)	51,063
	Whiting Petroleum Corp.:
175M	5.75%, 3/15/2021	177,888
25M	6.25%, 4/1/2023	25,250
50M	6.625%, 1/15/2026	49,250
170M	WPX Energy, Inc., 5.25%, 9/15/2024	172,550
		32,742,996

Principal Amount	Security	Value
	Financial Services—1.7%
$4,700M	Brookfield Finance, Inc., 4%, 4/1/2024	$4,768,761
1,000M	ERAC USA Finance, LLC, 4.5%, 8/16/2021 (a)	1,030,990
4,100M	Key Bank NA, 3.4%, 5/20/2026	4,067,114
2,000M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	2,101,990
25M	Nationstar Mortgage, LLC, 6.5%, 7/1/2021	25,063
1,000M	Protective Life Corp., 7.375%, 10/15/2019	1,023,474
2,000M	Prudential Financial, Inc., 7.375%, 6/15/2019	2,017,612
		15,035,004
	Financials—4.4%
25M	Acrisure, LLC, 8.125%, 2/15/2024 (a)	25,951
50M	Ally Financial, Inc., 8%, 11/1/2031	62,312
	Bank of America Corp.:
2,000M	4%, 1/22/2025	2,040,826
2,400M	5.875%, 2/7/2042	3,000,754
1,100M	Barclays Bank, PLC, 6.75%, 5/22/2019	1,105,799
	Colfax Corp.:
25M	6%, 2/15/2024 (a)	26,125
25M	6.375%, 2/15/2026 (a)	26,640
	Citigroup, Inc.:
1,000M	2.9%, 12/8/2021	1,000,184
1,000M	4.5%, 1/14/2022	1,043,423
1,600M	4.3%, 11/20/2026	1,627,648
50M	DAE Funding, LLC, 5.75%, 11/15/2023 (a)	51,500
1,500M	Deutsche Bank AG of New York, 3.7%, 5/30/2024	1,440,697
	Goldman Sachs Group, Inc.:
1,650M	3.85%, 7/8/2024	1,682,957
3,050M	3.5%, 11/16/2026	3,012,171
125M	Icahn Enterprises, LP, 6.75%, 2/1/2024	130,781
1,000M	JPMorgan Chase & Co., 4.452%, 12/5/2029	1,065,273
175M	Ladder Capital Finance Holdings, LLLP, 5.25%, 10/1/2025 (a)	168,437
	Morgan Stanley:
5,550M	5.5%, 7/28/2021	5,874,675
2,500M	4%, 7/23/2025	2,575,407

Portfolio of Investments (continued)

TOTAL RETURN FUND

March 31, 2019

Principal Amount	Security	Value
	Financials (continued)
$150M	Navient Corp., 5.875%, 3/25/2021	$155,438
	Park Aerospace Holdings:
25M	4.5%, 3/15/2023 (a)	24,938
100M	5.5%, 2/15/2024 (a)	104,065
	Springleaf Finance Corp.:
125M	5.625%, 3/15/2023	127,031
25M	6.875%, 3/15/2025	25,844
50M	7.125%, 3/15/2026	51,000
1,500M	UBS AG, 4.875%, 8/4/2020	1,543,026
	UBS Group Funding (Switzerland) AG:
2,000M	3.491%, 5/23/2023 (a)	2,010,438
3,000M	4.253%, 3/23/2028 (a)	3,122,445
25M	Wand Merger Corp., 8.125%, 7/15/2023 (a)	25,813
5,100M	Wells Fargo & Co., 3.45%, 2/13/2023	5,157,594
		38,309,192
	Food/Beverage/Tobacco—.5%
1,300M	Anheuser-Busch Co, 4.7%, 2/1/2036	1,300,633
3,000M	Maple Escrow Subsidiary, Inc., 3.551%, 5/25/2021 (a)	3,033,414
175M	Post Holdings, Inc., 5.75%, 3/1/2027 (a)	176,531
		4,510,578
	Food/Drug—.0%
	Albertson’s Cos., LLC:
25M	5.75%, 3/15/2025	23,844
25M	7.5%, 3/15/2026 (a)	25,844
		49,688
	Forest Products/Containers—.6%
200M	Ardagh Holdings USA, Inc., 4.625%, 5/15/2023 (a)	201,750
	Berry Global, Inc.:
50M	5.5%, 5/15/2022	50,937
75M	5.125%, 7/15/2023	76,522

Principal Amount	Security	Value
	Forest Products/Containers (continued)
$50M	BWAY Holding Co., 5.5%, 4/15/2024 (a)	$49,827
25M	Crown Americas, LLC, 4.5%, 1/15/2023	25,312
50M	Greif, Inc., 6.5%, 3/1/2027 (a)	51,250
25M	Mercer International, Inc., 7.375%, 1/15/2025 (a)	26,313
25M	Multi-Color Corp., 4.875%, 11/1/2025 (a)	25,875
2,835M	Packaging Corp. of America, 3.4%, 12/15/2027	2,761,165
2,000M	Rock-Tenn Co., 4.9%, 3/1/2022	2,090,862
50M	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/2026 (a)	50,125
		5,409,938
	Gaming/Leisure—.1%
25M	AMC Entertainment Holdings, Inc., 5.75%, 6/15/2025	23,464
100M	AMC Networks, Inc., 5%, 4/1/2024	100,740
	Boyd Gaming Corp.:
50M	6.875%, 5/15/2023	52,125
125M	6%, 8/15/2026	128,594
25M	Cedar Fair, LP, 5.375%, 6/1/2024	25,655
200M	CRC Escrow Issuer, LLC, 5.25%, 10/15/2025 (a)	193,124
75M	Golden Nugget, Inc., 8.75%, 10/1/2025 (a)	78,937
100M	IRB Holding Corp., 6.75%, 2/15/2026 (a)	94,250
50M	MGM Resorts International, 6%, 3/15/2023	52,875
25M	National CineMedia, LLC, 6%, 4/15/2022	25,375
25M	Stars Group Holdings BV, 7%, 7/15/2026 (a)	26,125
200M	Viking Cruises, Ltd., 6.25%, 5/15/2025 (a)	204,000
50M	Wynn Las Vegas, LLC, 5.5%, 3/1/2025 (a)	49,500
		1,054,764
	Health Care—1.3%
	Bausch Health Cos., Inc.:
175M	6.5%, 3/15/2022 (a)	181,344
50M	5.5%, 3/1/2023 (a)	50,438
100M	9%, 12/15/2025 (a)	109,005
25M	8.5%, 1/31/2027 (a)	26,563

Portfolio of Investments (continued)

TOTAL RETURN FUND

March 31, 2019

Principal Amount	Security	Value
	Health Care (continued)
$150M	Centene Corp., 5.625%, 2/15/2021	$152,437
175M	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	165,314
	CVS Health Corp.:
2,400M	3.875%, 7/20/2025	2,431,015
5,000M	5.05%, 3/25/2048	5,044,620
175M	DaVita, Inc., 5.125%, 7/15/2024	173,250
2,100M	Express Scripts Holding Co., 4.75%, 11/15/2021	2,194,622
175M	HCA, Inc., 6.25%, 2/15/2021	184,336
175M	HealthSouth Corp., 5.75%, 11/1/2024	177,844
175M	Mallinckrodt Finance SB, 5.75%, 8/1/2022 (a)	163,625
50M	MEDNAX, Inc., 6.25%, 1/15/2027 (a)	50,625
175M	Molina Healthcare, Inc., 4.875%, 6/15/2025 (a)	173,688
50M	MPH Operating Partnership, LP, 7.125%, 6/1/2024 (a)	50,000
25M	Par Pharmaceutical, Inc., 7.5%, 4/1/2027 (a)	25,413
125M	Syneos Health, Inc., 7.5%, 10/1/2024 (a)	132,187
		11,486,326
	Home-Building—.0%
50M	William Lyon Homes, Inc., 6%, 9/1/2023	48,625
	Information Technology—1.1%
175M	Alliance Data Systems Corp., 5.375%, 8/1/2022 (a)	177,625
50M	Anixter, Inc., 6%, 12/1/2025 (a)	52,625
	CommScope Finance, LLC:
25M	5.5%, 3/1/2024 (a)	25,632
25M	6%, 3/1/2026 (a)	25,922
175M	CommScope Technologies, LLC, 6%, 6/15/2025 (a)	170,791
4,300M	Corning, Inc., 7.25%, 8/15/2036	5,078,068
	Diamond 1 Finance Corp.:
3,000M	4.42%, 6/15/2021 (a)	3,078,966
50M	5.875%, 6/15/2021 (a)	50,957
50M	7.125%, 6/15/2024 (a)	53,019
50M	NCR Corp., 4.625%, 2/15/2021	50,038
25M	Nielsen Finance, LLC, 5%, 4/15/2022 (a)	24,813

Principal Amount	Security	Value
	Information Technology (continued)
$75M	Nuance Communications, Inc., 6%, 7/1/2024	$77,156
75M	Rackspace Hosting, Inc., 8.625%, 11/15/2024 (a)	67,003
175M	Solera, LLC, 10.5%, 3/1/2024 (a)	190,561
50M	Symantec Corp., 5%, 4/15/2025 (a)	50,122
25M	VeriSign, Inc., 4.75%, 7/15/2027	25,097
50M	Verscend Holding Corp., 9.75%, 8/15/2026 (a)	50,063
		9,248,458
	Manufacturing—.6%
175M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023 (a)	181,781
100M	Brand Energy & Infrastructure Services, Inc., 8.5%, 7/15/2025 (a)	90,250
50M	Cloud Crane, LLC, 10.125%, 8/1/2024 (a)	53,875
3,245M	Crane Co., 4.2%, 3/15/2048	3,067,638
175M	Grinding Media, Inc., 7.375%, 12/15/2023 (a)	168,875
1,100M	Johnson Controls International, PLC, 5%, 3/30/2020	1,123,208
50M	Manitowoc Co., Inc., 9%, 4/1/2026 (a)	50,750
		4,736,377
	Media-Broadcasting—.1%
50M	Belo Corp., 7.25%, 9/15/2027	53,625
25M	Gray Escrow, Inc., 7%, 5/15/2027 (a)	26,625
50M	LIN Television Corp., 5.875%, 11/15/2022	51,438
125M	Nexstar Broadcasting, Inc., 5.625%, 8/1/2024 (a)	127,188
75M	Sinclair Television Group, Inc., 5.625%, 8/1/2024 (a)	75,844
175M	Sirius XM Radio, Inc., 6%, 7/15/2024 (a)	182,000
		516,720
	Media-Cable TV—.8%
200M	Altice Financing SA, 6.625%, 2/15/2023 (a)	205,000
200M	Altice France SA, 6.25%, 5/15/2024 (a)	202,250

Portfolio of Investments (continued)

TOTAL RETURN FUND

March 31, 2019

Principal Amount	Security	Value
	Media-Cable TV (continued)
	CCO Holdings, LLC:
$175M	5.125%, 2/15/2023	$178,500
175M	5.875%, 4/1/2024 (a)	183,332
100M	Clear Channel International, 8.75%, 12/15/2020 (a)	103,125
	Clear Channel Worldwide Holdings, Inc.:
200M	Series “A”, 6.5%, 11/15/2022	205,750
50M	9.25%, 2/15/2024 (a)	53,125
	Comcast Corp.:
1,600M	5.15%, 3/1/2020	1,635,304
3,000M	4.25%, 1/15/2033	3,169,182
	CSC Holdings, LLC:
200M	5.375%, 7/15/2023 (a)	204,250
200M	10.875%, 10/15/2025 (a)	231,400
175M	DISH DBS Corp., 5%, 3/15/2023	158,156
175M	Gray Television, Inc., 5.875%, 7/15/2026 (a)	178,535
175M	Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023 (a)	182,925
		6,890,834
	Media-Diversified—.2%
75M	Gannett Co., Inc., 6.375%, 10/15/2023	77,813
125M	Outdoor Americas Capital, LLC, 5.875%, 3/15/2025	128,437
1,000M	Time Warner, Inc., 3.6%, 7/15/2025	998,439
125M	Tribune Media Co., 5.875%, 7/15/2022	128,203
		1,332,892
	Metals/Mining—.6%
75M	Allegheny Technologies, Inc., 7.875%, 8/15/2023	81,562
50M	Big River Steel, LLC, 7.25%, 9/1/2025 (a)	52,390
50M	Cliffs Natural Resources, Inc., 5.75%, 3/1/2025	48,000
175M	Commercial Metals Co., 4.875%, 5/15/2023	176,312
3,000M	Glencore Funding, LLC, 4.625%, 4/29/2024 (a)	3,101,799
175M	HudBay Minerals, Inc., 7.25%, 1/15/2023 (a)	182,000
50M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022 (a)	52,875

Principal Amount	Security	Value
	Metals/Mining (continued)
$1,500M	Newmont Mining Corp., 5.125%, 10/1/2019	$1,516,821
50M	Northwest Acquisitions, ULC, 7.125%, 11/1/2022 (a)	44,125
150M	Novelis, Inc., 5.875%, 9/30/2026 (a)	149,813
120M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025 (a)	121,800
		5,527,497
	Real Estate—1.7%
2,300M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028	2,316,277
2,886M	Digital Realty Trust, LP, 4.75%, 10/1/2025	3,062,782
175M	Equinix, Inc., 5.375%, 4/1/2023	178,719
170M	Geo Group, Inc., 5.875%, 10/15/2024	149,600
175M	Greystar Real Estate Partners, 5.75%, 12/1/2025 (a)	175,875
1,000M	HCP, Inc., 4.25%, 11/15/2023	1,042,552
325M	Iron Mountain, Inc., 5.75%, 8/15/2024	329,062
25M	MGM Growth Properties Operating Partnership, LP, 5.75%, 2/1/2027 (a)	25,906
2,500M	Realty Income Corp., 3.875%, 4/15/2025	2,590,570
3,700M	STORE Capital Corp., 4.5%, 3/15/2028	3,734,118
1,500M	Vornado Realty, LP, 3.5%, 1/15/2025	1,490,040
		15,095,501
	Retail-General Merchandise—.6%
100M	1011778 B.C., ULC, 4.625%, 1/15/2022 (a)	100,721
175M	AmeriGas Partners, LP, 5.5%, 5/20/2025	175,219
3,500M	Home Depot, Inc., 5.875%, 12/16/2036	4,409,227
50M	J.C. Penney Co., Inc., 8.625%, 3/15/2025	29,500
175M	KFC Holding Co., LLC, 5%, 6/1/2024 (a)	178,937
25M	SRS Distribution, Inc., 8.25%, 7/1/2026 (a)	24,125
		4,917,729
	Schools—.2%
1,750M	Yale University, 2.086%, 4/15/2019	1,749,561

Portfolio of Investments (continued)

TOTAL RETURN FUND

March 31, 2019

Principal Amount	Security	Value
	Services—.1%
$225M	AECOM, 5.125%, 3/15/2027	$218,531
100M	First Data Corp., 5.375%, 8/15/2023 (a)	102,375
50M	Prime Security Services Borrower, LLC, 9.25%, 5/15/2023 (a)	52,625
175M	United Rentals, Inc., 4.625%, 10/15/2025	173,250
		546,781
	Telecommunications—.7%
3,000M	AT&T, Inc., 4.25%, 3/1/2027	3,087,249
25M	Frontier Communications Corp., 8.5%, 4/1/2026 (a)	23,312
225M	GCI, Inc., 6.875%, 4/15/2025	235,969
75M	Qwest Corp., 7.25%, 9/15/2025	80,818
50M	Telesat Canada, 8.875%, 11/15/2024 (a)	54,000
1,800M	Verizon Communications, Inc., 4.272%, 1/15/2036	1,823,321
	Zayo Group, LLC:
75M	6%, 4/1/2023	76,313
175M	6.375%, 5/15/2025	176,531
		5,557,513
	Transportation—.5%
4,250M	Air Lease Corp., 3.875%, 7/3/2023	4,298,696
175M	BCD Acquisition, Inc., 9.625%, 9/15/2023 (a)	186,375
127M	XPO Logistics, Inc., 6.5%, 6/15/2022 (a)	129,858
		4,614,929
	Utilities—1.1%
	Calpine Corp.:
25M	5.75%, 1/15/2025	24,937
175M	5.25%, 6/1/2026 (a)	174,781
2,335M	Duke Energy Progress, Inc., 4.15%, 12/1/2044	2,435,162
2,500M	Entergy Arkansas, Inc., 4.95%, 12/15/2044	2,601,400
150M	NRG Yield Operating, LLC, 5%, 9/15/2026	143,625
2,000M	Ohio Power Co., 5.375%, 10/1/2021	2,131,042
2,000M	Oklahoma Gas & Electric Co., 4%, 12/15/2044	1,962,494

Principal Amount	Security	Value
	Services (continued)
$150M	Targa Resources Partners, LP, 4.25%, 11/15/2023	$149,813
		9,623,254
	Waste Management—.0%
175M	Covanta Holding Corp., 5.875%, 3/1/2024	179,812
	Wireless Communications—.1%
	Intelsat Jackson Holdings SA:
200M	8%, 2/15/2024 (a)	209,000
100M	8.5%, 10/15/2024 (a)	97,750
	Level 3 Financing, Inc.:
25M	5.375%, 8/15/2022	25,188
175M	5.375%, 1/15/2024	178,693
175M	Sprint Communications, Inc., 6%, 11/15/2022	176,803
150M	Sprint Corp., 7.125%, 6/15/2024	152,625
175M	T-Mobile USA, Inc., 6%, 3/1/2023	180,250
		1,020,309
Total Value of Corporate Bonds (cost $199,702,106)		200,487,743
	RESIDENTIAL MORTGAGE-BACKED SECURITIES—5.8%
	Fannie Mae—4.7%
4,036M	3%, 3/1/2027 - 2/1/2031	4,080,179
3,124M	3.5%, 11/1/2028 - 12/1/2047	3,183,531
16,178M	4%, 12/1/2040 - 8/1/2047	16,749,979
12,568M	4.5%, 9/1/2040 - 8/1/2048 (b)	13,161,859
1,475M	5%, 4/1/2040 - 3/1/2042	1,593,641
475M	5.5%, 5/1/2033 - 10/1/2039	522,011
370M	6%, 5/1/2036 - 10/1/2040	407,286
213M	6.5%, 11/1/2033 - 6/1/2036	235,488
495M	7%, 3/1/2032 - 8/1/2032	531,115
		40,465,089

Portfolio of Investments (continued)

TOTAL RETURN FUND

March 31, 2019

Principal Amount	Security	Value
	Freddie Mac—1.1%
$4,903M	3.5%, 8/1/2026 - 7/1/2044	$5,033,185
720M	4%, 7/1/2044 - 4/1/2045	745,483
2,849M	4.5%, 10/1/2040 - 5/1/2044	2,998,651
640M	5.5%, 5/1/2038 - 10/1/2039	694,993
		9,472,312
Total Value of Residential Mortgage-Backed Securities (cost $49,974,128)		49,937,401
	U.S. GOVERNMENT OBLIGATIONS—5.3%
	U.S. Treasury Bonds:
4,300M	3%, 8/15/2048	4,452,095
5,000M	3.125%, 8/15/2044	5,301,075
18,000M	3.375%, 11/15/2048	20,036,610
	U.S. Treasury Notes:
1,500M	2%, 11/30/2022	1,487,930
2,000M	2%, 11/15/2026	1,951,718
1,400M	2.625%, 12/31/2023	1,424,007
10,500M	3.125%, 11/15/2028	11,139,639
Total Value of U.S. Government Obligations (cost $44,361,695)		45,793,074
	ASSET-BACKED SECURITIES—2.0%
	Fixed Autos—1.4%
1,200M	AmeriCredit Automobile Receivables Trust, 3.13%, 2/18/2025	1,210,141
1,300M	BMW Vehicle Lease Trust, 2.07%, 10/20/2020	1,296,682
9,500M	Hertz Vehicle Financing Trust, 2.96%, 10/25/2021	9,480,136
		11,986,959
	Fixed Communication Services—.6%
	Verizon Owner Trust:
3,350M	1.92%, 12/20/2021 (a)	3,331,642
1,670M	3.23%, 4/20/2023	1,690,807
		5,022,449
Total Value of Asset-Backed Securities (cost $16,894,305)		17,009,408

Principal Amount	Security	Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES—1.0%
	Federal Home Loan Mortgage Corporation
$8,339M	Multi-Family Structured Pass-Throughs, 3.725%, 12/25/2027 (cost $8,524,575)	$8,802,483
	COLLATERALIZED MORTGAGE OBLIGATIONS—.5%
4,625M	Fannie Mae, 2.9865%, 12/25/2027 (cost $4,432,954) †	4,643,995
	PASS-THROUGH CERTIFICATES—.3%
	Transportation
2,850M	American Airlines 17-2 AA PTT, 3.35%, 10/15/2029 (cost $2,870,571)	2,788,486
	U.S. GOVERNMENT AGENCY OBLIGATIONS—.2%
1,800M	Federal Farm Credit Bank, 3%, 9/13/2029 (cost $1,700,818)	1,780,535
	SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—3.1%
	U.S. Treasury Bills:
15,000M	2.37%, 4/9/2019	14,992,095
12,000M	2.396%, 4/11/2019	11,992,104
Total Value of Short-Term U.S. Government Obligations (cost $26,984,095)		26,984,199

Total Value of Investments (cost $721,175,949)	97.2%	843,667,481
Other Assets, Less Liabilities	2.8	24,653,733
Net Assets	100.0%	$868,321,214

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1G).

†	Interest rates on adjustable rate bonds are determined and reset periodically. The interest rates shown are the rates in effect of March 31, 2019.

Portfolio of Investments (continued)

TOTAL RETURN FUND

March 31, 2019

Summary of Abbreviations:

ADR	American Depositary Receipts

LLLP	Limited Liability Limited Partnership

PTT	Pass-Through Trust

ULC	Unlimited Liability Corporation

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$485,440,157	$—	$—	$485,440,157
Corporate Bonds	—	200,487,743	—	200,487,743
Residential Mortgage-Backed Securities	—	49,937,401	—	49,937,401
U.S. Government Obligations	—	45,793,074	—	45,793,074
Asset-Backed Securities	—	17,009,408	—	17,009,408
Commercial Mortgage-Backed Securities	—	8,802,483	—	8,802,483
Collateralized Mortgage Obligations	—	4,643,995	—	4,643,995
Pass-Through Certificates	—	2,788,486	—	2,788,486
U.S. Government Agency Obligations	—	1,780,535	—	1,780,535
Short-Term U.S. Government Obligations	—	26,984,199	—	26,984,199
Total Investments in Securities*	$485,440,157	$358,227,324	$—	$843,667,481

*	The Portfolio of Investments provides information on the industry categorization for common stocks, corporate bonds, asset-backed securities and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements

Statements of Assets and Liabilities

FIRST INVESTORS INCOME FUNDS

March 31, 2019

FLOATING RATE
Assets
Investments in securities
At identified cost	$249,479,611
At value (Note 1A)	$246,991,946
Cash	22,249,378
Receivables:
Investment securities sold	2,728,104
Interest and dividends	756,642
Shares sold	363,493
Unrealized appreciation on foreign exchange contracts (Note 5)	—
Other assets	15,590
Total Assets	273,105,153

Liabilities
Payables:
Investment securities purchased	16,321,519
Shares redeemed	289,414
Dividends payable	112,705
Unrealized depreciation on foreign exchange contracts (Note 5)	—
Accrued advisory fees	114,372
Accrued shareholder servicing costs	39,268
Accrued expenses	145,156
Total Liabilities	17,022,434
Net Assets	$256,082,719

Net Assets Consist of:
Capital paid in	$262,375,346
Distributable earnings	(6,292,627)
Total	$256,082,719

See notes to financial statements

FUND FOR INCOME	GOVERNMENT CASH MANAGEMENT	INTERNATIONAL OPPORTUNITIES BOND

$607,016,321	$177,053,423	$166,362,753
$608,276,800	$177,053,423	$150,761,622
7,599,174	1,735,393	6,631,241

1,580,746	—	—
10,308,668	158,016	1,943,240
496,520	5,939	79,326
—	—	203,977
38,787	9,470	9,222
628,300,695	178,962,241	159,628,628

2,575,091	—	—
930,182	1,007,215	164,914
435,505	3,846	—
—	—	1,297,798
383,604	34,525	99,456
112,771	38,958	40,255
86,717	136,595	60,977
4,523,870	1,221,139	1,663,400
$623,776,825	$177,741,102	$157,965,228

$669,360,105	$177,741,102	$180,669,339
(45,583,280)	—	(22,704,111)
$623,776,825	$177,741,102	$157,965,228

Statements of Assets and Liabilities

FIRST INVESTORS INCOME FUNDS

March 31, 2019

	FLOATING RATE
Net Assets:
Class A	$70,501,793
Class B	N/A
Advisor Class	$159,109,125
Institutional Class	$26,471,801

Shares outstanding (Note 7):
Class A	7,389,605
Class B	N/A
Advisor Class	16,665,564
Institutional Class	2,774,526

Net asset value and redemption price per share - Class A	$9.54

Maximum offering price per share - Class A*	$9.78	++

Net asset value and offering price per share - Class B**	N/A

Net asset value, offering price and redemption price per share - Advisor Class	$9.55

Net asset value, offering price and redemption price per share - Institutional Class	$9.54

#	Also maximum offering price per share.
*	On purchases of $100,000 or more, the sales charge is reduced (Note 7).
+	Net asset value/.96
++	Net asset value/.975
**	Redemption price is equal to net asset value less contingent deferred sales charges, if applicable (Note 7).

See notes to financial statements

FUND FOR INCOME		GOVERNMENT CASH MANAGEMENT		INTERNATIONAL OPPORTUNITIES BOND

$505,329,471		$177,585,610		$49,290,939
$1,517,063		$154,473		N/A
$80,263,864		N/A		$89,838,716
$36,666,427		$1,019		$18,835,573

208,158,890		177,585,610		5,730,554
623,880		154,473		N/A
33,084,205		N/A		10,331,944
15,028,711		1,019		2,143,609

$2.43		$1.00	#	$8.60

$2.53	+	N/A		$8.96	+

$2.43		$1.00		N/A

$2.43		N/A		$8.70

$2.44		$1.00		$8.79

Statements of Assets and Liabilities

FIRST INVESTORS INCOME FUNDS

March 31, 2019

INVESTMENT GRADE
Assets
Investments in securities:
Cost - Unaffiliated issuers	$587,789,952
Cost - Affiliated issuers (Note 2)	—
Total cost of investments	$587,789,952
Value - Unaffiliated issuers (Note 1A)	$597,546,411
Value - Affiliated issuers (Note 2)	—
Total value of investments	597,546,411
Cash	5,480,900
Receivables:
Investment securities sold	611,548
Dividends and interest	6,656,981
Shares sold	366,450
Other assets	36,786
Total Assets	610,699,076

Liabilities
Payables:
Investment securities purchased	1,699,493
Shares redeemed	1,750,790
Dividends payable	127,203
Accrued advisory fees	301,272
Accrued shareholder servicing costs	88,301
Accrued expenses	50,013
Total Liabilities	4,017,072
Net Assets	$606,682,004

Net Assets Consist of:
Capital paid in	$621,517,073
Distributable earnings	(14,835,069)
Total	$606,682,004

See notes to financial statements

LIMITED DURATION BOND	STRATEGIC INCOME

$320,694,925	$13,387,351
—	140,238,758
$320,694,925	$153,626,109
$322,503,053	$13,458,195
—	133,781,874
322,503,053	147,240,069
4,337,373	651,211

550,449	725,285
2,104,558	436,759
319,455	315,550
20,437	9,251
329,835,325	149,378,125

630,355	769,017
574,271	205,722
125,517	16,995
59,539	6,291
48,915	19,459
82,180	29,334
1,520,777	1,046,818
$328,314,548	$148,331,307

$364,403,859	$159,018,853
(36,089,311)	(10,687,546)
$328,314,548	$148,331,307

Statements of Assets and Liabilities

FIRST INVESTORS INCOME FUNDS

March 31, 2019

	INVESTMENT GRADE
Net Assets:
Class A	$387,909,177
Class B	$1,444,111
Advisor Class	$197,001,583
Institutional Class	$20,327,133

Shares outstanding (Note 7):
Class A	41,153,496
Class B	153,942
Advisor Class	20,773,405
Institutional Class	2,150,201

Net asset value and redemption price per share - Class A	$9.43

Maximum offering price per share - Class A*	$9.82	+

Net asset value and offering price per share - Class B**	$9.38

Net asset value, offering price and redemption price per share - Advisor Class	$9.48

Net asset value, offering price and redemption price per share - Institutional Class	$9.45

*	On purchases of $100,000 or more, the sales charge is reduced (Note 7).
+	Net asset value/.96
++	Net asset value/.975
**	Redemption price is equal to net asset value less contingent deferred sales charges, if applicable (Note 7).

See notes to financial statements

LIMITED DURATION BOND		STRATEGIC INCOME

$241,719,729		$147,501,023
N/A		N/A
$49,032,171		$830,284
$37,562,648		N/A

26,168,419		16,047,047
N/A		N/A
5,293,759		90,455
4,048,640		N/A

$9.24		$9.19

$9.48	++	$9.57	+

N/A		N/A

$9.26		$9.18

$9.28		N/A

Statements of Assets and Liabilities

FIRST INVESTORS EQUITY FUNDS

March 31, 2019

	COVERED CALL STRATEGY
Assets
Investments in securities
At identified cost	$284,529,893
At value (Note 1A)	$325,414,079
Cash	3,320,252
Receivables:
Investment securities sold	—
Deposits at broker for futures contracts	—
Dividends and interest	377,973
Shares sold	232,693
Due from broker - variation margin futures	—
Unrealized appreciation on foreign exchange contracts (Note 5)	—
Other assets	21,633
Total Assets	329,366,630

Liabilities
Options written, at value (Note 5)	11,533,087	(a)
Payables:
Investment securities purchased	—
Shares redeemed	432,366
Unrealized depreciation on foreign exchange and futures contracts (Note 5)	—
Accrued advisory fees	214,150
Accrued shareholder servicing costs	158,698
Accrued expenses	43,540
Total Liabilities	12,381,841
Net Assets	$316,984,789

Net Assets Consist of:
Capital paid in	$300,799,452
Distributable earnings	16,185,337
Total	$316,984,789

(a)	Premiums received from written options $7,567,379
(b)	Premiums received from written options $71,997
(c)	Premiums received from written options $127,039
(d)	Premiums received from written options $771,615

See notes to financial statements

EQUITY INCOME		GLOBAL	GROWTH & INCOME		HEDGED U.S. EQUITY OPPORTUNITIES

$438,286,146		$525,035,544	$1,187,155,827		$151,787,359
$579,680,112		$579,419,692	$1,642,340,608		$169,799,608
2,673,818		11,715,733	33,936,819		11,105,012

608,695		—	3,472,366		207,630
—		—	—		337,072
852,946		1,447,045	1,591,211		220,251
622,775		307,159	480,481		340,481
—		—	—		1,700,192
—		—	—		1,802
38,644		38,651	112,475		9,850
584,476,990		592,928,280	1,681,933,960		183,721,898

92,450	(b)	—	179,650	(c)	614,550	(d)

1,365,642		2,410,937	10,010,837		89,216
936,554		733,445	2,561,560		260,118
—		—	—		480,679
361,241		470,726	966,412		204,330
88,263		88,859	262,040		30,820
62,120		87,800	134,725		66,601
2,906,270		3,791,767	14,115,224		1,746,314
$581,570,720		$589,136,513	$1,667,818,736		$181,975,584

$432,916,251		$559,701,141	$1,149,435,374		$165,826,497
148,654,469		29,435,372	518,383,362		16,149,087
$581,570,720		$589,136,513	$1,667,818,736		$181,975,584

Statements of Assets and Liabilities

FIRST INVESTORS EQUITY FUNDS

March 31, 2019

COVERED CALL STRATEGY
Net Assets:
Class A	$228,790,961
Class B	N/A
Advisor Class	$85,884,702
Institutional Class	$2,309,126

Shares outstanding (Note 7):
Class A	20,287,296
Class B	N/A
Advisor Class	7,639,042
Institutional Class	206,690

Net asset value and redemption price per share - Class A	$11.28

Maximum offering price per share - Class A (Net asset value/.9425)*	$11.97

Net asset value and offering price per share - Class B**	N/A

Net asset value, offering price and redemption price per share - Advisor Class	$11.24

Net asset value, offering price and redemption price per share - Institutional Class	$11.17

*	On purchases of $50,000 or more, the sales charge is reduced (Note 7).
**	Redemption price is equal to net asset value less contingent deferred sales charges, if applicable (Note 7).

See notes to financial statements

EQUITY INCOME	GLOBAL	GROWTH & INCOME	HEDGED U.S. EQUITY OPPORTUNITIES

$498,833,996	$356,080,363	$1,505,650,398	$76,399,415
$2,199,526	$1,938,405	$9,994,625	N/A
$78,538,799	$227,833,091	$143,755,117	$105,027,243
$1,998,399	$3,284,654	$8,418,596	$548,926

53,828,772	49,752,928	80,241,475	6,550,370
243,283	369,426	585,971	N/A
8,411,812	30,869,277	7,595,435	8,927,562
215,906	441,929	446,564	46,523

$9.27	$7.16	$18.76	$11.66

$9.84	$7.60	$19.90	$12.37

$9.04	$5.25	$17.06	N/A

$9.34	$7.38	$18.93	$11.76

$9.26	$7.43	$18.85	$11.80

Statements of Assets and Liabilities

FIRST INVESTORS EQUITY FUNDS

March 31, 2019

INTERNATIONAL
Assets
Investments in securities:
At identified cost	$313,277,062
At value (Note 1A)	$394,407,955
Cash	7,790,079
Receivables:
Investment securities sold	—
Options contracts written	—
Dividends and interest	1,524,926
Shares sold	473,365
Other assets	24,720
Total Assets	404,221,045

Liabilities
Options written, at value (Note 5)	—
Payables:
Investment securities purchased	—
Shares redeemed	680,689
Accrued advisory fees	328,214
Accrued shareholder servicing costs	86,894
Accrued expenses	58,651
Total Liabilities	1,154,448
Net Assets	$403,066,597

Net Assets Consist of:
Capital paid in	$335,374,711
Distributable earnings	67,691,886
Total	$403,066,597

(e)	Premiums received from written options $25,173,212

See notes to financial statements

OPPORTUNITY	PREMIUM INCOME		SELECT GROWTH	SPECIAL SITUATIONS	TOTAL RETURN

$847,865,092	$146,028,564		$618,772,776	$583,745,028	$721,175,949
$1,085,177,934	$147,808,809		$763,162,931	$642,290,248	$843,667,481
26,399,457	3,490,874		6,580,326	6,055,165	13,174,760

—	—		—	9,847,179	14,553,566
—	282,361		—	—	—
815,649	201,779		359,285	569,838	3,529,866
734,537	616,397		1,175,378	712,637	339,744
71,994	5,912		47,109	44,759	58,576
1,113,199,571	152,406,132		771,325,029	659,519,826	875,323,993

—	26,905,763	(e)	—	—	—

5,465,552	1,559,657		—	5,375,614	4,979,578
1,818,943	79,109		1,384,993	1,236,129	1,192,087
654,787	64,583		465,946	439,611	511,102
400,148	27,007		108,489	130,947	139,353
149,130	38,898		48,825	44,682	180,659
8,488,560	28,675,017		2,008,253	7,226,983	7,002,779
$1,104,711,011	$123,731,115		$769,316,776	$652,292,843	$868,321,214

$836,718,706	$123,442,072		$586,381,149	$577,025,814	$722,196,109
267,992,305	289,043		182,935,627	75,267,029	146,125,105
$1,104,711,011	$123,731,115		$769,316,776	$652,292,843	$868,321,214

Statements of Assets and Liabilities

FIRST INVESTORS EQUITY FUNDS

March 31, 2019

INTERNATIONAL
Net Assets:
Class A	$254,908,513
Class B	$1,091,626
Advisor Class	$144,283,356
Institutional Class	$2,783,102

Shares outstanding (Note 7):
Class A	17,200,088
Class B	80,162
Advisor Class	9,539,977
Institutional Class	183,340

Net asset value and redemption price per share - Class A	$14.82

Maximum offering price per share - Class A (Net asset value/.9425)*	$15.72

Net asset value and offering price per share - Class B**	$13.62

Net asset value, offering price and redemption price per share - Advisor Class	$15.12

Net asset value, offering price and redemption price per share - Institutional Class	$15.18

*	On purchases of $50,000 or more, the sales charge is reduced (Note 7).
**	Redemption price is equal to net asset value less contingent deferred sales charges, if applicable (Note 7).

See notes to financial statements

OPPORTUNITY	PREMIUM INCOME	SELECT GROWTH	SPECIAL SITUATIONS	TOTAL RETURN

$943,677,938	$60,448,829	$557,067,882	$512,210,506	$828,821,963
$5,275,980	N/A	$2,543,887	$2,107,820	$5,405,912
$151,156,650	$63,243,380	$203,091,694	$130,646,785	$1,010,910
$4,600,443	$38,906	$6,613,313	$7,327,732	$33,082,429

26,216,450	5,945,826	45,022,170	20,524,292	45,827,643
199,566	N/A	253,153	121,016	303,974
4,101,535	6,214,656	16,054,196	5,157,185	55,593
124,991	7,028	519,603	286,906	1,812,983

$36.00	$10.17	$12.37	$24.96	$18.09

$38.20	$10.79	$13.12	$26.48	$19.19

$26.44	N/A	$10.05	$17.42	$17.78

$36.85	$10.18	$12.65	$25.33	$18.18

$36.81	$5.54	$12.73	$25.54	$18.25

Statements of Operations

FIRST INVESTORS INCOME FUNDS

Six Months Ended March 31, 2019

FLOATING RATE
Investment Income
Interest	$6,256,744
Dividends	—
Total income	6,256,744
Expenses (Notes 1 and 3):
Advisory fees	741,440
Distribution plan expenses-Class A	103,425
Distribution plan expenses-Class B	N/A
Shareholder servicing costs-Class A	52,112
Shareholder servicing costs-Class B	N/A
Shareholder servicing costs-Advisor Class	99,608
Shareholder servicing costs-Institutional Class	4,227
Professional fees	25,501
Custodian fees	41,441
Registration fees	45,123
Reports to shareholders	20,175
Trustees' fees	7,590
Other expenses	41,816
Total expenses	1,182,458
Less: Expenses waived and/or assumed (Note 3)	(21,067)
Expenses paid indirectly (Note 1G)	(661)
Net expenses	1,160,730
Net investment income	5,096,014

Realized and Unrealized Gain (Loss) on Investments and Foreign Exchange Contracts (Notes 2 and 5):
Net realized loss on:
Investments	(114,212)
Foreign exchange contracts	—
Net realized loss on investments and foreign exchange contracts	(114,212)
Net unrealized appreciation (depreciation) on:
Investments	(4,083,600)
Foreign exchange contracts	—
Net unrealized appreciation (depreciation) on investments and foreign exchange contracts	(4,083,600)
Net loss on investments and foreign exchange contracts	(4,197,812)
Net Increase (Decrease) in Net Assets Resulting from Operations	$898,202

(a)	Net of $19,947 foreign taxes withheld

See notes to financial statements

FUND FOR INCOME	GOVERNMENT CASH MANAGEMENT	INTERNATIONAL OPPORTUNITIES BOND

$18,827,174	$1,924,485	$3,445,312 (a)
—	—	—
18,827,174	1,924,485	3,445,312

2,238,775	411,659	570,290
753,245	N/A	76,130
7,886	545	N/A
381,423	239,588	52,475
2,351	266	N/A
101,941	N/A	90,326
5,437	2	2,044
50,800	28,481	16,200
17,209	3,052	40,545
38,499	34,660	28,999
25,645	11,726	21,635
19,028	5,065	4,677
51,396	13,701	26,277
3,693,635	748,745	929,598
(54,695)	(252,334)	—
—	(2,078)	(782)
3,638,940	494,333	928,816
15,188,234	1,430,152	2,516,496

(2,484,919)	—	(38,161)
—	—	(900,253)
(2,484,919)	—	(938,414)

161,339	—	(835,551)
—	—	(868,055)
161,339	—	(1,703,606)
(2,323,580)	—	(2,642,020)
$12,864,654	$1,430,152	$(125,524)

Statements of Operations

FIRST INVESTORS INCOME FUNDS

Six Months Ended March 31, 2019

INVESTMENT GRADE
Investment Income
Interest	$12,048,660
Dividends from affiliate (Note 2)	—
Total income	12,048,660
Expenses (Notes 1 and 3):
Advisory fees	1,937,610
Distribution plan expenses-Class A	575,396
Distribution plan expenses-Class B	7,083
Shareholder servicing costs-Class A	295,540
Shareholder servicing costs-Class B	2,196
Shareholder servicing costs-Advisor Class	102,620
Shareholder servicing costs-Institutional Class	3,033
Professional fees	54,348
Custodian fees	13,609
Registration fees	53,434
Reports to shareholders	27,122
Trustees' fees	18,165
Other expenses	36,914
Total expenses	3,127,070
Less: Expenses waived and/or assumed (Note 3)	(276,627)
Expenses paid indirectly (Note 1G)	(7,269)
Net expenses	2,843,174
Net investment income	9,205,486

Realized and Unrealized Gain (Loss) on Investments and Affiliate (Notes 2 and 5):
Net realized loss on:
Investments	(383,084)
Affiliate	—
Net realized loss on investments and affiliate	(383,084)
Net unrealized appreciation on:
Investments	18,337,977
Affiliate	—
Net unrealized appreciation on investments and affiliate	18,337,977
Net gain (loss) on investments and affiliate	17,954,893
Net Increase in Net Assets Resulting from Operations	$27,160,379

See notes to financial statements

LIMITED DURATION BOND	STRATEGIC INCOME

$4,884,823	$170,564
—	2,804,558
4,884,823	2,975,122

647,498	36,970
361,536	220,637
N/A	N/A
209,938	98,334
N/A	N/A
55,591	381
4,730	N/A
92,387	35,461
24,148	6,349
64,450	27,750
22,879	5,486
9,750	4,563
35,190	9,607
1,528,097	445,538
(405,794)	—
(3,893)	(1,843)
1,118,410	443,695
3,766,413	2,531,427

(869,237)	(92,864)
—	(871,802)
(869,237)	(964,666)

4,077,109	155,962
—	654,613
4,077,109	810,575
3,207,872	(154,091)
$6,974,285	$2,377,336

Statements of Operations

FIRST INVESTORS EQUITY FUNDS

Six Months Ended March 31, 2019

COVERED CALL STRATEGY
Investment Income
Dividends	$4,221,151
Interest	—
Total income	4,221,151
Expenses (Notes 1 and 3):
Advisory fees	1,268,358
Distribution plan expenses-Class A	276,442
Distribution plan expenses-Class B	N/A
Shareholder servicing costs-Class A	198,160
Shareholder servicing costs-Class B	N/A
Shareholder servicing costs-Advisor Class	103,284
Shareholder servicing costs-Institutional Class	388
Professional fees	18,865
Custodian fees	4,851
Registration fees	54,946
Reports to shareholders	17,972
Trustees' fees	9,873
Other expenses	18,652
Total expenses	1,971,791
Less: Expenses (waived and/or assumed) repaid to advisor (Note 3)	76,010
Expenses paid indirectly (Note 1G)	(4,002)
Net expenses	2,043,799
Net investment income	2,177,352

Realized and Unrealized Gain (Loss) on Investments, Options and Futures Contracts, and Foreign Exchange Contracts (Note 2 and 5):
Net realized gain (loss) on:
Investments	(8,445,898)
Options contracts	(83,741)
Futures contracts	—
Foreign exchange contracts	—
Net realized gain (loss) on investments, options and futures contracts, and foreign exchange contracts	(8,529,639)
Net unrealized appreciation (depreciation) on:
Investments	(5,191,229)
Options contracts	(3,966,842)
Futures contracts	—
Foreign exchange contracts	—
Net unrealized depreciation on investments, options and futures contracts, and foreign exchange contracts	(9,158,071)
Net gain (loss) on investments, options and futures contracts, and foreign exchange contracts	(17,687,710)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(15,510,358)

(a)	Net of $31,719 foreign taxes withheld
(b)	Net of $95,427 foreign taxes withheld
(c)	Net of $42,039 foreign taxes withheld
(d)	Net of $12,226 foreign taxes withheld

See notes to financial statements

EQUITY INCOME	GLOBAL	GROWTH & INCOME	HEDGED U.S. EQUITY OPPORTUNITIES

$8,204,241 (a)	$4,770,250 (b)	$20,197,689 (c)	$1,463,421 (d)
229,276	104,690	695,484	—
8,433,517	4,874,940	20,893,173	1,463,421

2,118,048	2,691,451	5,654,886	925,945
747,191	522,553	2,248,460	85,890
11,401	9,843	51,865	N/A
337,963	290,247	1,019,963	58,120
3,155	2,570	11,713	N/A
25,131	98,019	81,318	79,724
341	506	1,328	80
31,664	44,677	78,399	15,402
7,788	33,626	21,963	21,073
40,500	42,149	55,000	37,500
19,336	27,363	46,703	12,020
17,962	17,470	51,297	5,032
32,086	40,263	61,547	21,911
3,392,566	3,820,737	9,384,442	1,262,697
—	(94,873)	—	12,756
(9,219)	(6,572)	(26,537)	(1,815)
3,383,347	3,719,292	9,357,905	1,273,638
5,050,170	1,155,648	11,535,268	189,783

9,816,737	(23,479,818)	110,315,540	188,231
83,687	—	67,727	(662,665)
—	—	—	1,940,561
—	(294,625)	—	5,084
9,900,424	(23,774,443)	110,383,267	1,471,211

(37,176,106)	(14,508,857)	(201,010,895)	(639,554)
(20,453)	—	(52,612)	237,329
—	—	—	(321,967)
—	(10,266)	—	(3,381)
(37,196,559)	(14,519,123)	(201,063,507)	(727,573)
(27,296,135)	(38,293,566)	(90,680,240)	743,638
$(22,245,965)	$(37,137,918)	$(79,144,972)	$933,421

Statements of Operations

FIRST INVESTORS EQUITY FUNDS

Six Months Ended March 31, 2019

INTERNATIONAL
Investment Income
Dividends	$2,328,857 (e)
Interest	82,489
Total income	2,411,346
Expenses (Notes 1 and 3):
Advisory fees	1,844,896
Distribution plan expenses-Class A	363,526
Distribution plan expenses-Class B	5,405
Shareholder servicing costs-Class A	267,395
Shareholder servicing costs-Class B	1,853
Shareholder servicing costs-Advisor Class	104,155
Shareholder servicing costs-Institutional Class	432
Professional fees	22,949
Custodian fees	42,116
Registration fees	39,001
Reports to shareholders	22,482
Trustees' fees	11,679
Other expenses	24,978
Total expenses	2,750,867
Less: Expenses waived and/or assumed (Note 3)	—
Expenses paid indirectly (Note 1G)	(788)
Net expenses	2,750,079
Net investment income (loss)	(338,733)

Realized and Unrealized Gain (Loss) on Investments, Options Contracts and Foreign Exchange Contracts (Note 2):
Net realized gain (loss) on:
Investments	(4,113,794)
Options contracts	—
Foreign exchange contracts	(31,861)
Net realized gain (loss) on investments, options contracts and foreign exchange contracts	(4,145,655)
Net unrealized appreciation (depreciation) of:
Investments	4,679,156
Options contracts	—
Foreign exchange contracts	(5,938)
Net unrealized appreciation (depreciation) of investments, options contracts and foreign exchange contracts	4,673,218
Net gain (loss) on investments	527,563
Net Increase (Decrease) in Net Assets Resulting from Operations	$188,830

(e)	Net of $225,837 foreign taxes withheld
(f)	Net of $5,220 foreign taxes withheld
(g)	Net of $2,895 foreign taxes withheld
(h)	Net of $16,107 foreign taxes withheld

See notes to financial statements

OPPORTUNITY	PREMIUM INCOME	SELECT GROWTH	SPECIAL SITUATIONS	TOTAL RETURN

$7,833,454 (f)	$1,589,140	$5,327,314	$5,705,838 (g)	$5,297,265 (h)
257,834	—	130,079	132,430	6,430,959
8,091,288	1,589,140	5,457,393	5,838,268	11,728,224

3,739,127	418,841	2,614,171	2,564,125	2,999,547
1,367,052	64,993	794,363	769,673	1,233,910
26,666	N/A	12,715	10,968	27,331
956,249	39,092	401,822	454,921	574,800
6,213	N/A	2,730	2,891	5,201
106,665	32,677	114,711	112,394	1,073
690	448	954	1,373	4,846
48,735	20,299	33,744	30,539	136,451
13,429	3,076	9,929	8,500	11,294
55,500	62,501	38,501	42,500	—
45,827	15,337	25,320	31,803	30,075
33,023	3,190	22,409	20,245	26,651
45,119	9,359	26,636	29,535	70,269
6,444,295	669,813	4,098,005	4,079,467	5,121,448
—	(59,444)	—	—	—
(17,018)	(1,508)	(8,987)	(10,492)	(13,674)
6,427,277	608,861	4,089,018	4,068,975	5,107,774
1,664,011	980,279	1,368,375	1,769,293	6,620,450

51,403,182	(1,934,882)	37,500,198	21,038,359	39,184,700
—	3,632,730	—	—	—
—	—	—	—	—
51,403,182	1,697,848	37,500,198	21,038,359	39,184,700

(100,053,375)	(683,533)	(66,827,904)	(96,910,387)	(60,950,410)
—	(407,356)	—	—	—
—	—	—	—	—
(100,053,375)	(1,090,889)	(66,827,904)	(96,910,387)	(60,950,410)
(48,650,193)	606,959	(29,327,706)	(75,872,028)	(21,765,710)
$(46,986,182)	$1,587,238	$(27,959,331)	$(74,102,735)	$(15,145,260)

Statements of Changes in Net Assets

FIRST INVESTORS INCOME FUNDS

	FLOATING RATE
	10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018
Increase (Decrease) in Net Assets From Operations
Net investment income	$5,096,014	$7,145,470
Net realized gain (loss) on investments and foreign exchange contracts	(114,212)	691,427
Net unrealized appreciation (depreciation) of investments and foreign exchange contracts	(4,083,600)	366,130
Net increase (decrease) in net assets resulting from operations	898,202	8,203,027

Distribution to Shareholders[1]
Class A	(1,394,064)	(2,208,169)
Class B	N/A	N/A
Advisor Class	(3,179,443)	(4,156,168)
Institutional Class	(635,533)	(967,368)
Total distributions	(5,209,040)	(7,331,705)

Share Transactions
Class A:
Proceeds from shares sold	11,639,768	17,357,693
Reinvestment of distributions	1,323,000	2,103,112
Cost of shares redeemed	(9,849,479)	(17,921,450)
	3,113,289	1,539,355
Class B:
Proceeds from shares sold	N/A	N/A
Reinvestment of distributions	N/A	N/A
Cost of shares redeemed	N/A	N/A
	N/A	N/A
Advisor Class:
Proceeds from shares sold	27,499,915	61,262,253
Reinvestment of distributions	3,161,849	4,032,114
Cost of shares redeemed	(13,747,707)	(19,959,407)
	16,914,057	45,334,960
Institutional Class
Proceeds from shares sold	3,117,695	12,262,644
Reinvestment of distributions	15,700	30,703
Cost of shares redeemed	(8,152,187)	(1,657,595)
	(5,018,792)	10,635,752
Net increase (decrease) from share transactions	15,008,554	57,510,067
Net increase (decrease) in net assets	10,697,716	58,381,389

Net Assets
Beginning of period	245,385,003	187,003,614
End of period[2]	$256,082,719	$245,385,003

[1]

The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018. The distributions for the year ended September 30, 2018 were all from net investment income.

[2]

The SEC eliminated the requirement to disclose undistributed net investment income in September 2018. For the year ended September 30, 2018, net assets included undistributed net investment income (deficit) of $(39,540), $(2,879,872), $0 and $(880,816), respectively on the Floating Rate, Fund For Income, Government Cash Management and International Opportunities Bond Funds.

See notes to financial statements

FUND FOR INCOME		GOVERNMENT CASH MANAGEMENT		INTERNATIONAL OPPORTUNITIES BOND
10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018	10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018	10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018

$15,188,234	$31,116,677	$1,430,152	$1,351,094	$2,516,496	$3,960,014
(2,484,919)	2,892,551	—	—	(938,414)	(2,315,047)
161,339	(22,306,970)	—	—	(1,703,606)	(8,484,204)
12,864,654	11,702,258	1,430,152	1,351,094	(125,524)	(6,839,237)

(13,335,097)	(27,698,833)	(1,429,414)	(1,328,144)	(928,347)	(1,886,224)
(35,335)	(85,725)	(729)	(163)	N/A	N/A
(2,099,794)	(4,671,312)	N/A	N/A	(1,600,584)	(2,402,791)
(1,036,845)	(2,952,485)	(9)	(22,787)	(219,516)	(271,216)
(16,507,071)	(35,408,355)	(1,430,152)	(1,351,094)	(2,748,447)	(4,560,231)

15,152,669	35,731,994	150,550,090	270,861,015	2,014,539	11,126,773
11,607,378	23,989,477	1,387,227	1,284,209	888,921	1,808,009
(42,286,008)	(89,758,885)	(128,046,693)	(245,529,644)	(6,572,345)	(14,137,804)
(15,525,961)	(30,037,414)	23,890,624	26,615,580	(3,668,885)	(1,203,022)

84,182	126,756	110,338	85,114	N/A	N/A
29,068	67,913	712	163	N/A	N/A
(368,650)	(695,133)	(57,996)	(144,650)	N/A	N/A
(255,400)	(500,464)	53,054	(59,373)	N/A	N/A

9,213,410	39,762,430	N/A	N/A	9,706,288	37,576,303
2,078,398	4,509,257	N/A	N/A	1,596,425	1,992,072
(10,545,177)	(34,950,872)	N/A	N/A	(7,303,270)	(14,261,300)
746,631	9,320,815	N/A	N/A	3,999,443	25,307,075

9,387,098	11,973,731	—	1,640,026	9,889,674	5,921,591
77,641	324,515	9	20,317	8,115	20,279
(6,152,887)	(55,406,840)	—	(4,053,823)	(808,228)	(3,839,839)
3,311,852	(43,108,594)	9	(2,393,480)	9,089,561	2,102,031
(11,722,878)	(64,325,657)	23,943,687	24,162,727	9,420,119	26,206,084
(15,365,295)	(88,031,754)	23,943,687	24,162,727	6,546,148	14,806,616

639,142,120	727,173,874	153,797,415	129,634,688	151,419,080	136,612,464
$623,776,825	$639,142,120	$177,741,102	$153,797,415	$157,965,228	$151,419,080

Statements of Changes in Net Assets

FIRST INVESTORS INCOME FUNDS

	FLOATING RATE
	10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018
Shares Issued and Redeemed
Class A:
Sold	1,216,153	1,791,647
Issued for distributions reinvested	138,793	217,095
Redeemed	(1,027,820)	(1,850,470)
Net increase (decrease) in Class A shares outstanding	327,126	158,272

Class B:
Sold	N/A	N/A
Issued for distributions reinvested	N/A	N/A
Redeemed	N/A	N/A
Net increase (decrease) in Class B shares outstanding	N/A	N/A

Advisor Class:
Sold	2,869,736	6,320,958
Issued for distributions reinvested	331,531	415,961
Redeemed	(1,439,868)	(2,058,862)
Net increase in Advisor Class shares outstanding	1,761,399	4,678,057

Institutional Class:
Sold	325,836	1,264,275
Issued for distributions reinvested	1,647	3,169
Redeemed	(849,574)	(171,044)
Net increase (decrease) in Institutional Class shares outstanding	(522,091)	1,096,400

See notes to financial statements

FUND FOR INCOME		GOVERNMENT CASH MANAGEMENT		INTERNATIONAL OPPORTUNITIES BOND
10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018	10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018	10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018

6,336,174	14,449,467	150,550,090	270,861,015	234,533	1,202,275
4,864,921	9,735,758	1,387,227	1,284,209	105,950	194,863
(17,705,314)	(36,347,934)	(128,046,693)	(245,529,644)	(763,821)	(1,541,669)
(6,504,219)	(12,162,709)	23,890,624	26,615,580	(423,338)	(144,531)

36,251	51,091	110,338	85,114	N/A	N/A
12,177	27,480	712	163	N/A	N/A
(154,982)	(279,926)	(57,996)	(144,650)	N/A	N/A
(106,554)	(201,355)	53,054	(59,373)	N/A	N/A

3,862,486	16,125,451	N/A	N/A	1,118,993	4,081,994
871,981	1,833,501	N/A	N/A	188,480	212,335
(4,399,413)	(14,292,625)	N/A	N/A	(841,840)	(1,560,329)
335,054	3,666,327	N/A	N/A	465,633	2,734,000

3,891,252	4,841,690	—	1,640,026	1,127,981	629,288
32,404	130,520	9	20,317	948	2,165
(2,573,239)	(22,365,155)	—	(4,053,823)	(92,158)	(428,971)
1,350,417	(17,392,945)	9	(2,393,480)	1,036,771	202,482

Statements of Changes in Net Assets

FIRST INVESTORS INCOME FUNDS

	INVESTMENT GRADE
	10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018
Increase (Decrease) in Net Assets From Operations
Net investment income	$9,205,486	$17,925,632
Net realized loss on investments	(383,084)	(1,645,013)
Net unrealized appreciation (depreciation) of investments	18,337,977	(26,239,627)
Net unrealized appreciation (depreciation) of affiliate (Note 2)	—	—
Net increase (decrease) in net assets resulting from operations	27,160,379	(9,959,008)

Distribution to Shareholders[1]
Class A	(6,874,122)	(15,179,813)
Class B	(19,284)	(45,111)
Advisor Class	(3,625,679)	(5,965,579)
Institutional Class	(402,924)	(970,661)
Total distributions	(10,922,009)	(22,161,164)

Share Transactions
Class A:
Proceeds from shares sold	15,995,899	42,681,411
Reinvestment of distributions	6,489,559	14,260,185
Cost of shares redeemed	(45,570,116)	(96,469,770)
Shares issued from merger	—	—
	(23,084,658)	(39,528,174)
Class B:
Proceeds from shares sold	70,099	188,297
Reinvestment of distributions	19,174	44,209
Cost of shares redeemed	(159,308)	(847,464)
Shares issued from merger	—	—
	(70,035)	(614,958)
Advisor Class:
Proceeds from shares sold	22,502,857	67,872,202
Reinvestment of distributions	3,605,944	5,728,814
Cost of shares redeemed	(14,759,497)	(21,719,878)
Shares issued from merger	—	—
	11,349,304	51,881,138
Institutional Class
Proceeds from shares sold	257,882	4,522,217
Reinvestment of distributions	28,013	69,351
Cost of shares redeemed	(4,445,215)	(5,422,878)
Shares issued from merger	—	—
	(4,159,320)	(831,310)
Net increase (decrease) from share transactions	(15,964,709)	10,906,696
Net increase (decrease) in net assets	273,661	(21,213,476)
Net Assets
Beginning of period	606,408,343	627,621,819
End of period[2]	$606,682,004	$606,408,343

[1]

The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018. The distributions for the year ended September 30, 2018 were all from net investment income.

[2]

The SEC eliminated the requirement to disclose undistributed net investment income in September 2018. For the year ended September 30, 2018, net assets included undistributed net investment income (deficit) of $(11,310,857), $(2,914,002) and $69,208, respectively on the Investment Grade, Limited Duration Bond and Strategic Income Funds.

See notes to financial statements

LIMITED DURATION BOND		STRATEGIC INCOME
10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018	10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018

$3,766,413	$275,664	$2,531,427	$5,380,029
(869,237)	(397,136)	(964,666)	(1,108,887)
4,077,109	(185,198)	155,962	(85,116)
—	—	654,613	(4,391,296)
6,974,285	(306,670)	2,377,336	(205,270)

(3,449,479)	(1,772,750)	(2,585,469)	(5,462,343)
N/A	N/A	N/A	N/A
(659,369)	(1,003,221)	(15,328)	(29,421)
(536,090)	(1,078,886)	N/A	N/A
(4,644,938)	(3,854,857)	(2,600,797)	(5,491,764)

21,042,519	20,386,749	8,882,518	25,716,213
3,310,901	1,726,388	2,473,468	5,225,611
(32,257,603)	(21,855,129)	(15,811,160)	(35,879,785)
—	186,810,690	—	—
(7,904,183)	187,068,698	(4,455,174)	(4,937,961)

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

22,681,961	10,192,449	205,797	276,262
654,976	971,339	15,115	28,321
(10,225,512)	(6,712,312)	(150,272)	(482,278)
—	485,702	—	—
13,111,425	4,937,178	70,640	(177,695)

14,982,221	18,363,649	N/A	N/A
10,996	6,137	N/A	N/A
(16,437,236)	(19,537,354)	N/A	N/A
—	1,024	N/A	N/A
(1,444,019)	(1,166,544)	N/A	N/A
3,763,223	190,839,332	(4,384,534)	(5,115,656)
6,092,570	186,677,805	(4,607,995)	(10,812,690)

322,221,978	135,544,173	152,939,302	163,751,992
$328,314,548	$322,221,978	$148,331,307	$152,939,302

Statements of Changes in Net Assets

FIRST INVESTORS INCOME FUNDS

	INVESTMENT GRADE
	10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018
Shares Issued and Redeemed
Class A:
Sold	1,744,099	4,532,773
Issued for distributions reinvested	707,832	1,521,041
Redeemed	(4,986,529)	(10,297,688)
Shares issued from merger	—	—
Net increase (decrease) in Class A shares outstanding	(2,534,598)	(4,243,874)

Class B:
Sold	7,696	19,966
Issued for distributions reinvested	2,102	4,735
Redeemed	(17,501)	(90,020)
Shares issued from merger	—	—
Net decrease in Class B shares outstanding	(7,703)	(65,319)

Advisor Class:
Sold	2,447,084	7,214,671
Issued for distributions reinvested	390,878	609,298
Redeemed	(1,603,771)	(2,317,779)
Shares issued from merger	—	—
Net increase (decrease) in Advisor Class shares outstanding	1,234,191	5,506,190

Institutional Class:
Sold	27,806	469,939
Issued for distributions reinvested	3,047	7,379
Redeemed	(486,942)	(568,845)
Shares issued from merger	—	—
Net decrease in Institutional Class shares outstanding	(456,089)	(91,527)

See notes to financial statements

LIMITED DURATION BOND		STRATEGIC INCOME
10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018	10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018

2,295,984	2,201,214	974,000	2,751,301
361,004	186,493	271,784	559,375
(3,520,622)	(2,359,440)	(1,735,064)	(3,850,452)
—	20,370,413	—	—
(863,634)	20,398,680	(489,280)	(539,776)

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

2,470,109	1,094,702	22,685	29,671
71,183	104,635	1,663	3,038
(1,107,831)	(722,594)	(16,485)	(51,305)
—	52,807	—	—
1,433,461	529,550	7,863	(18,596)

1,625,500	1,982,606	N/A	N/A
1,193	660	N/A	N/A
(1,792,456)	(2,084,636)	N/A	N/A
—	111	N/A	N/A
(165,763)	(101,259)	N/A	N/A

Statements of Changes in Net Assets

FIRST INVESTORS EQUITY FUNDS

	COVERED CALL STRATEGY
	10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$2,177,352	$3,655,040
Net realized gain (loss) on investments, options contracts and foreign exchange contracts	(8,529,639)	(11,113,260)
Net unrealized appreciation (depreciation) of investments, options contracts, and foreign exchange contracts	(9,158,071)	28,590,946
Net increase (decrease) in net assets resulting from operations	(15,510,358)	21,132,726

Distributions to Shareholders[1]
Class A	(1,449,154)
Class B	N/A
Advisor Class	(698,803)
Institutional Class	(19,955)
Total distributions	(2,167,912)

Net investment income-Class A		(1,952,791)
Net investment income-Class B		N/A
Net investment income-Advisor Class		(1,622,620)
Net investment income-Institutional Class		(70,317)
Net realized gains-Class A		—
Net realized gains-Class B		N/A
Net realized gains-Advisor Class		—
Net realized gains-Institutional Class		—
Total distributions		(3,645,728)

Share Transactions
Class A:
Proceeds from shares sold	26,178,817	94,094,747
Reinvestment of distributions	1,423,939	1,920,181
Cost of shares redeemed	(25,098,929)	(37,816,465)
	2,503,827	58,198,463
Class B:
Proceeds from shares sold	N/A	N/A
Reinvestment of distributions	N/A	N/A
Cost of shares redeemed	N/A	N/A
	N/A	N/A
Advisor Class
Proceeds from shares sold	13,233,399	78,790,539
Reinvestment of distributions	646,427	1,471,618
Cost of shares redeemed	(35,539,482)	(80,989,357)
	(21,659,656)	(727,200)
Institutional Class
Proceeds from shares sold	209,520	4,814,072
Reinvestment of distributions	19,955	53,560
Cost of shares redeemed	(701,657)	(9,324,730)
	(472,182)	(4,457,098)
Net increase (decrease) from share transactions	(19,628,011)	53,014,165
Net increase (decrease) in net assets	(37,306,281)	70,501,163

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.

See notes to financial statements

EQUITY INCOME		GLOBAL		GROWTH & INCOME
10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018	10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018	10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018

$5,050,170	$15,912,426	$1,155,648	$(95,148)	$11,535,268	$20,857,373
9,900,424	66,166,488	(23,774,443)	76,449,694	110,383,267	251,442,108
(37,196,559)	(28,255,152)	(14,519,123)	(14,156,614)	(201,063,507)	(88,486,835)
(22,245,965)	53,823,762	(37,137,918)	62,197,932	(79,144,972)	183,812,646

(63,317,824)		(43,940,031)		(274,996,276)
(286,459)		(324,786)		(2,023,413)
(9,709,769)		(25,969,559)		(24,895,218)
(267,270)		(407,474)		(1,612,965)
(73,581,322)		(70,641,850)		(303,527,872)

	(8,670,001)		(1,904,849)		(22,103,552)
	(25,598)		(11,555)		(49,489)
	(1,505,409)		(1,156,269)		(2,741,388)
	(45,395)		(22,952)		(192,263)
	(18,700,796)		(27,517,933)		(66,425,749)
	(94,816)		(225,878)		(577,823)
	(2,533,033)		(14,205,335)		(6,908,711)
	(76,275)		(273,391)		(435,766)
	(31,651,323)		(45,318,162)		(99,434,741)

19,796,139	44,822,381	13,619,872	34,440,747	46,069,231	105,256,985
62,318,866	27,012,430	43,193,288	29,037,446	272,345,251	87,791,227
(46,311,359)	(110,386,174)	(26,346,584)	(59,239,612)	(118,778,681)	(292,506,030)
35,803,646	(38,551,363)	30,466,576	4,238,581	199,635,801	(99,457,818)

48,597	201,399	60,755	219,425	291,879	1,021,175
286,459	120,221	324,786	237,434	2,019,655	624,919
(309,626)	(855,935)	(280,981)	(785,500)	(1,746,295)	(4,493,704)
25,430	(534,315)	104,560	(328,641)	565,239	(2,847,610)

8,048,457	28,883,060	27,085,495	71,565,214	18,336,101	52,008,514
9,641,282	3,361,847	25,895,633	14,647,751	24,719,202	9,135,941
(7,215,583)	(26,068,634)	(14,812,741)	(56,286,039)	(11,026,507)	(91,647,543)
10,474,156	6,176,273	38,168,387	29,926,926	32,028,796	(30,503,088)

1,683,394	1,347,183	237,330	572,083	405,821	887,827
267,270	121,670	407,474	296,343	1,612,965	628,029
(2,113,194)	(1,209,375)	(1,126,714)	(383,485)	(2,630,508)	(1,802,340)
(162,530)	259,478	(481,910)	484,941	(611,722)	(286,484)
46,140,702	(32,649,927)	68,257,613	34,321,807	231,618,114	(133,095,000)
(49,686,585)	(10,477,488)	(39,522,155)	51,201,577	(151,054,730)	(48,717,095)

Statements of Changes in Net Assets

FIRST INVESTORS EQUITY FUNDS

	COVERED CALL STRATEGY
	10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018
Net Assets
Beginning of period	$354,291,070	$283,789,907
End of period[2]	$316,984,789	$354,291,070

Shares Issued and Redeemed
Class A:
Sold	2,392,920	8,228,315
Issued for distributions reinvested	134,641	168,270
Redeemed	(2,276,013)	(3,301,288)
Net increase (decrease) in Class A shares outstanding	251,548	5,095,297

Class B:
Sold	N/A	N/A
Issued for distributions reinvested	N/A	N/A
Redeemed	N/A	N/A
Net increase (decrease) in Class B shares outstanding	N/A	N/A

Advisor Class
Sold	1,197,867	6,898,774
Issued for distributions reinvested	61,863	129,933
Redeemed	(3,303,773)	(7,147,405)
Net increase (decrease) in Advisor Class shares outstanding	(2,044,043)	(118,698)

Institutional Class:
Sold	19,510	414,848
Issued for distributions reinvested	1,903	4,796
Redeemed	(63,175)	(827,929)
Net increase (decrease) in Institutional Class shares outstanding	(41,762)	(408,285)

		$41,035

[2]	For the year ended September 30, 2018 net assets includes undistributed net investment income (deficit) of

See notes to financial statements

EQUITY INCOME		GLOBAL		GROWTH & INCOME
10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018	10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018	10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018

$631,257,305	$641,734,793	$628,658,668	$577,457,091	$1,818,873,466	$1,867,590,561
$581,570,720	$631,257,305	$589,136,513	$628,658,668	$1,667,818,736	$1,818,873,466

2,042,633	4,119,724	1,836,869	3,964,795	2,266,445	4,423,019
7,341,000	2,490,655	6,812,821	3,469,229	16,069,200	3,692,262
(4,770,095)	(10,148,853)	(3,584,433)	(6,828,948)	(5,827,662)	(12,290,013)
4,613,538	(3,538,474)	5,065,257	605,076	12,507,983	(4,174,732)

4,958	18,977	10,581	32,543	15,303	46,327
34,734	11,300	69,696	36,528	131,251	28,301
(32,897)	(80,753)	(50,269)	(116,586)	(92,192)	(204,976)
6,795	(50,476)	30,008	(47,515)	54,362	(130,348)

823,230	2,642,494	3,577,930	8,059,994	901,144	2,169,824
1,127,144	308,539	3,965,641	1,711,186	1,445,855	381,959
(742,713)	(2,396,645)	(1,942,629)	(6,358,513)	(537,113)	(3,879,094)
1,207,661	554,388	5,600,942	3,412,667	1,809,886	(1,327,311)

160,024	123,985	31,018	64,095	20,305	37,066
31,512	11,208	61,926	34,458	94,674	26,328
(200,419)	(114,962)	(137,476)	(42,873)	(119,864)	(75,271)
(8,883)	20,231	(44,532)	55,680	(4,885)	(11,877)

$5,666,088	$(426,580)	$147,252

Statements of Changes in Net Assets

FIRST INVESTORS EQUITY FUNDS

	HEDGED U.S. EQUITY OPPORTUNITIES
	10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$189,783	$(23,541)
Net realized gain (loss) on investments, options and futures contracts, and foreign exchange contracts	1,471,211	1,451,960
Net unrealized appreciation (depreciation) of investments, options and futures contracts, and foreign exchange contracts	(727,573)	11,112,390
Net increase (decrease) in net assets resulting from operations	933,421	12,540,809

Distributions to Shareholders[1]
Class A	(1,268,295)
Class B	N/A
Advisor Class	(1,748,223)
Institutional Class	(9,534)
	(3,026,052)

Net investment income-Class A		—
Net investment income-Class B		N/A
Net investment income-Advisor Class		—
Net investment income-Institutional Class		—
Net realized gains-Class A		—
Net realized gains-Class B		N/A
Net realized gains-Advisor Class		—
Net realized gains-Institutional Class		—
Total distributions		—

Share Transactions
Class A:
Proceeds from shares sold	14,974,580	29,210,518
Reinvestment of distributions	1,255,236	—
Cost of shares redeemed	(5,696,021)	(12,110,889)
	10,533,795	17,099,629
Class B:
Proceeds from shares sold	N/A	N/A
Reinvestment of distributions	N/A	N/A
Cost of shares redeemed	N/A	N/A
	N/A	N/A
Advisor Class:
Proceeds from shares sold	19,017,690	76,712,079
Reinvestment of distributions	1,740,439	—
Cost of shares redeemed	(9,482,568)	(22,597,701)
	11,275,561	54,114,378
Institutional Class
Proceeds from shares sold	118,895	276,139
Reinvestment of distributions	9,534	—
Cost of shares redeemed	(144,105)	(226,176)
	(15,676)	49,963
Net increase from share transactions	21,793,680	71,263,970
Net increase (decrease) in net assets	19,701,049	83,804,779

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.

See notes to financial statements

INTERNATIONAL		OPPORTUNITY		PREMIUM INCOME
10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018	10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018	10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018

$(338,733)	$846,265	$1,664,011	$11,171,649	$980,279	$366,478
(4,145,655)	28,737,160	51,403,182	75,396,234	1,697,848	(375,632)
4,673,218	(23,085,239)	(100,053,375)	(14,746,162)	(1,090,889)	1,138,583
188,830	6,498,186	(46,986,182)	71,821,721	1,587,238	1,129,429

(16,053,838)		(89,968,893)		(990,646)
(72,818)		(687,500)		N/A
(8,663,047)		(13,689,378)		(1,069,473)
(183,424)		(437,317)		(20,315)
(24,973,127)		(104,783,088)		(2,080,434)

	(275,588)		(2,804,178)		(148,277)
	—		(14,370)		N/A
	(239,073)		(288,632)		(114,909)
	(7,737)		(22,342)		(84,004)
	—		(56,621,327)		—
	—		(518,174)		N/A
	—		(4,684,317)		—
	—		(323,573)		—
	(522,398)		(65,276,913)		(347,190)

16,361,263	58,126,902	42,997,023	103,692,905	23,970,518	44,677,901
15,918,971	273,396	89,198,488	59,060,707	965,695	143,012
(20,567,131)	(41,313,524)	(67,669,256)	(160,025,421)	(6,014,621)	(3,460,167)
11,713,103	17,086,774	64,526,255	2,728,191	18,921,592	41,360,746

34,642	126,139	188,588	551,389	N/A	N/A
72,635	—	684,857	530,291	N/A	N/A
(168,050)	(369,272)	(829,091)	(2,298,990)	N/A	N/A
(60,773)	(243,133)	44,354	(1,217,310)	N/A	N/A

17,231,547	52,322,028	20,014,174	80,413,897	44,123,382	35,759,296
8,630,971	222,902	13,608,679	4,553,410	1,017,805	108,996
(10,203,285)	(29,315,834)	(12,960,113)	(18,910,762)	(16,008,819)	(1,946,404)
15,659,233	23,229,096	20,662,740	66,056,545	29,132,368	33,921,888

228,243	896,876	429,999	1,044,609	27,464	16,026,765
183,424	7,737	437,317	345,915	15,074	20,648
(931,064)	(737,330)	(1,409,499)	(1,339,746)	(3,607,206)	(12,377,267)
(519,397)	167,283	(542,183)	50,778	(3,564,668)	3,670,146
26,792,166	40,240,020	84,691,166	67,618,204	44,489,292	78,952,780
2,007,869	46,215,808	(67,078,104)	74,163,012	43,996,096	79,735,019

Statements of Changes in Net Assets

FIRST INVESTORS EQUITY FUNDS

	HEDGED U.S. EQUITY OPPORTUNITIES
	10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018
Net Assets
Beginning of period	$162,274,535	$78,469,756
End of period[2]	$181,975,584	$162,274,535

Shares Issued and Redeemed
Class A:
Sold	1,328,743	2,558,901
Issued for distributions reinvested	119,206	—
Redeemed	(504,625)	(1,057,699)
Net increase in Class A shares outstanding	943,324	1,501,202

Class B:
Sold	N/A	N/A
Issued for distributions reinvested	N/A	N/A
Redeemed	N/A	N/A
Net increase (decrease) in Class B shares outstanding	N/A	N/A

Advisor Class:
Sold	1,676,530	6,763,670
Issued for distributions reinvested	164,038	—
Redeemed	(835,167)	(1,965,792)
Net increase in Advisor Class shares outstanding	1,005,401	4,797,878

Institutional Class:
Sold	10,331	24,135
Issued for distributions reinvested	896	—
Redeemed	(12,487)	(19,944)
Net increase (decrease) in Institutional Class shares outstanding	(1,260)	4,191

[2] For the year ended September 30, 2018 net assets includes undistributed net investment income (deficit) of		$(4,522)

 See notes to financial statements

INTERNATIONAL		OPPORTUNITY		PREMIUM INCOME
10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018	10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018	10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018

$401,058,728	$354,842,920	$1,171,789,115	$1,097,626,103	$79,735,019	$—
$403,066,597	$401,058,728	$1,104,711,011	$1,171,789,115	$123,731,115	$79,735,019

1,127,378	3,590,666	1,185,069	2,472,473	2,382,224	4,385,757
1,218,910	16,773	2,871,812	1,413,612	97,115	14,023
(1,426,051)	(2,553,601)	(1,862,615)	(3,815,117)	(595,054)	(338,239)
920,237	1,053,838	2,194,266	70,968	1,884,285	4,061,541

2,681	8,386	6,885	17,104	N/A	N/A
6,043	—	29,959	16,499	N/A	N/A
(12,385)	(24,704)	(30,111)	(71,493)	N/A	N/A
(3,661)	(16,318)	6,733	(37,890)	N/A	N/A

1,169,800	3,187,640	540,599	1,895,352	4,386,476	3,508,615
648,458	13,468	428,350	107,063	102,299	10,710
(690,648)	(1,782,051)	(351,122)	(439,869)	(1,603,200)	(190,244)
1,127,610	1,419,057	617,827	1,562,546	2,885,575	3,329,081

15,574	54,037	11,641	24,450	2,832	1,581,172
13,730	466	13,787	8,149	2,851	2,046
(61,304)	(44,299)	(35,565)	(31,085)	(380,178)	(1,201,695)
(32,000)	10,204	(10,137)	1,514	(374,495)	381,523

$619,607	$10,465,942	$19,288

Statements of Changes in Net Assets

FIRST INVESTORS EQUITY FUNDS

	SELECT GROWTH
	10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018
Increase (Decrease) in Net Assets From Operations
Net investment income	$1,368,375	$150,706
Net realized gain on investments	37,500,198	36,073,320
Net unrealized appreciation (depreciation) of investments	(66,827,904)	98,924,921
Net increase (decrease) in net assets resulting from operations	(27,959,331)	135,148,947

Distributions to Shareholders[1]
Class A	(26,782,811)
Class B	(154,240)
Advisor Class	(9,136,425)
Institutional Class	(308,565)
	(36,382,041)

Net investment income-Class A		(239,159)
Net investment income-Class B		—
Net investment income-Advisor Class		(130,189)
Net investment income-Institutional Class		(8,316)
Net realized gains-Class A		(39,548,693)
Net realized gains-Class B		(318,093)
Net realized gains-Advisor Class		(7,349,893)
Net realized gains-Institutional Class		(445,150)
Total distributions		(48,039,493)

Share Transactions
Class A:
Proceeds from shares sold	54,064,071	104,868,480
Reinvestment of distributions	26,527,802	39,481,516
Cost of shares redeemed	(45,546,020)	(83,751,760)
Shares issued from merger	—	—
	35,045,853	60,598,236
Class B:
Proceeds from shares sold	131,861	272,956
Reinvestment of distributions	150,066	310,573
Cost of shares redeemed	(448,937)	(1,051,710)
Shares issued from merger	—	—
	(167,010)	(468,181)
Advisor Class:
Proceeds from shares sold	30,611,786	129,714,140
Reinvestment of distributions	9,075,112	7,092,254
Cost of shares redeemed	(15,973,905)	(44,628,910)
Shares issued from merger	—	—
	23,712,993	92,177,484
Institutional Class
Proceeds from shares sold	857,265	2,115,173
Reinvestment of distributions	308,565	453,466
Cost of shares redeemed	(1,795,723)	(538,910)
Shares issued from merger	—	—
	(629,893)	2,029,729
Net increase (decrease) from share transactions	57,961,943	154,337,268
Net increase (decrease) in net assets	(6,379,429)	241,446,722

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.

See notes to financial statements

SPECIAL SITUATIONS		TOTAL RETURN
10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018	10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018

$1,769,293	$1,131,375	$6,620,450	$14,170,068
21,038,359	82,755,122	39,184,700	63,414,992
(96,910,387)	(31,396,357)	(60,950,410)	(30,583,626)
(74,102,735)	52,490,140	(15,145,260)	47,001,434

(69,289,188)		(72,696,681)
(397,669)		(471,925)
(16,747,438)		(90,956)
(988,798)		(2,853,110)
(87,423,093)		(76,112,672)

	(223,805)		(15,396,814)
	—		(57,491)
	(152,568)		(21,110)
	(12,819)		(769,762)
	(15,226,717)		(15,297,108)
	(105,510)		(119,932)
	(3,496,476)		(17,418)
	(235,100)		(575,977)
	(19,452,995)		(32,255,612)

30,472,702	80,670,471	31,942,910	73,816,412
68,590,690	15,336,562	71,774,969	30,309,443
(39,494,500)	(90,637,765)	(77,141,002)	(156,488,239)
—	—	—	50,464,265
59,568,892	5,369,268	26,576,877	(1,898,119)

91,915	219,160	274,223	480,372
395,996	105,121	471,902	177,049
(337,118)	(864,654)	(801,425)	(1,645,557)
—	—	—	—
150,793	(540,373)	(55,300)	(988,136)

20,334,196	61,323,950	219,591	262,074
16,649,603	3,459,240	80,292	33,393
(16,118,402)	(51,953,688)	(184,831)	(357,281)
—	—	—	51,815
20,865,397	12,829,502	115,052	(9,999)

418,260	1,382,471	228,936	534,750
987,844	247,919	2,853,110	1,345,739
(1,778,536)	(1,205,420)	(1,233,922)	(1,426,515)
—	—	—	—
(372,432)	424,970	1,848,124	453,974
80,212,650	18,083,367	28,484,753	(2,442,280)
(81,313,178)	51,120,512	(62,773,179)	12,303,542

Statements of Changes in Net Assets

FIRST INVESTORS EQUITY FUNDS

	SELECT GROWTH
	10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018
Net Assets
Beginning of period	$775,696,205	$534,249,483
End of period[2]	$769,316,776	$775,696,205

Shares Issued and Redeemed
Class A:
Sold	4,435,048	4,294,908
Reinvestment of distributions	2,467,702	5,154,994
Redeemed	(3,786,480)	(5,689,031)
Issued from merger	—	—
Net increase (decrease) in Class A shares outstanding	3,116,270	3,760,871

Class B:
Sold	13,791	29,073
Reinvestment of distributions	17,170	57,376
Redeemed	(44,546)	(121,992)
Issued from merger	—	—
Net increase (decrease) in Class B shares outstanding	(13,585)	(35,543)

Advisor Class:
Sold	2,504,515	2,306,144
Reinvestment of distributions	826,513	957,774
Redeemed	(1,288,368)	(2,480,897)
Issued from merger	—	—
Net increase (decrease) in Advisor Class shares outstanding	2,042,660	783,021

Institutional Class:
Sold	68,365	81,566
Reinvestment of distributions	27,950	52,639
Redeemed	(137,859)	(74,392)
Issued from merger	—	—
Net increase (decrease) in Institutional Class shares outstanding	(41,544)	59,813

[2] For the year ended September 30, 2018 net assets includes undistributed net investment income (deficit) of		$—

 See notes to financial statements

SPECIAL SITUATIONS		TOTAL RETURN
10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018	10/1/2018 to 3/31/2019	10/1/2017 to 9/30/2018

$733,606,021	$682,485,509	$931,094,393	$918,790,851
$652,292,843	$733,606,021	$868,321,214	$931,094,393

1,138,575	2,502,430	1,733,506	3,674,984
3,073,060	478,221	4,284,286	1,507,141
(1,488,035)	(2,812,100)	(4,181,184)	(7,795,384)
—	—	—	2,466,173
2,723,600	168,551	1,836,608	(147,086)

4,800	9,120	15,504	24,453
25,368	4,378	28,672	8,913
(17,314)	(35,942)	(44,556)	(83,813)
—	—	—	—
12,854	(22,444)	(380)	(50,447)

753,284	1,882,451	11,685	13,080
735,406	106,833	4,766	1,653
(590,638)	(1,571,891)	(10,375)	(17,571)
—	—	—	2,516
898,052	417,393	6,076	(322)

15,671	42,180	12,341	26,378
43,307	7,610	168,675	66,432
(60,542)	(36,480)	(63,681)	(70,281)
—	—	—	—
(1,564)	13,310	117,335	22,529

$812,257	$(4,254,853)

Notes to Financial Statements

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2019

1. Significant Accounting Policies—First Investors Income Funds (“Income Funds”) and First Investors Equity Funds (“Equity Funds”), each a Delaware statutory trust (each a “Trust”, collectively, “the Trusts”), are registered under the Investment Company Act of 1940 (the “1940 Act”) as open-end management investment companies and operate as series funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standard Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.The Income Funds issues shares of beneficial interest in the Floating Rate Fund, Fund For Income, Government Cash Management Fund, International Opportunities Bond Fund, Investment Grade Fund, Limited Duration Bond Fund and Strategic Income Fund. All Funds in the Income Funds are diversified funds except for International Opportunities Bond Fund which is a non-diversified fund. The Equity Funds issues shares of beneficial interest in the Covered Call Strategy Fund, Equity Income Fund, Global Fund, Growth & Income Fund, Hedged U.S. Equity Opportunities Fund, International Fund, Opportunity Fund, Premium Income Fund, Select Growth Fund, Special Situations Fund and Total Return Fund. All Funds in the Equity Funds are diversified funds. Each Fund in the Income Funds and Equity Funds is referred to as a “Fund” and collectively, “the Funds”. The Trusts account separately for the assets, liabilities and operations of each Fund. The objective of each Fund as of March 31, 2019, is as follows:

Floating Rate Fund seeks a high level of current income.

Fund For Income seeks high current income.

Government Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

International Opportunities Bond Fund seeks total return consisting of income and capital appreciation.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment primarily in investment grade debt securities.

Limited Duration Bond Fund seeks current income consistent with low volatility of principal.

Strategic Income Fund seeks a high level of current income.

Covered Call Strategy Fund seeks long-term capital appreciation.

Equity Income Fund seeks total return.

Global Fund seeks long-term capital growth.

Growth & Income Fund seeks long-term growth of capital and current income.

Hedged U.S. Equity Opportunities Fund seeks total return and, secondarily, capital preservation.

International Fund primarily seeks long-term capital growth.

Opportunity Fund seeks long-term capital growth.

Premium Income Fund seeks to generate income.

Select Growth Fund seeks long-term growth of capital.

Special Situations Fund seeks long-term growth of capital.

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

A. Security Valuation—Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter (“OTC”) market (including securities listed on exchanges whose primary market is believed to be OTC) and call and put options are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed income securities, other than short-term debt securities held by the Government Cash Management Fund, are priced based upon evaluated prices that are provided by a pricing service approved by the Trusts’ Board of Trustees (the “Board”). Other securities may also be priced based upon valuations that are provided by pricing services approved by the Board. The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining evaluated prices. The net asset value of the Strategic Income Fund is derived from the net asset values of the underlying Funds in which it invests.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the time as of which the net assets value is calculated, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use evaluated prices from a pricing service to fair value certain foreign equity securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2019

applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Government Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the fund’s investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities and futures contracts traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. The underlying Funds in which Strategic Income Fund invests are also categorized in Level 1. Foreign equity securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates and loan participations are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized in Level 3. Short-term notes that are valued at amortized cost by the Government Cash Management Fund are categorized in

Level 2. Call and put options contracts are categorized in Level 2 to the extent that the inputs are observable and timely. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of March 31, 2019, for each Fund’s investments is included following each Fund’s portfolio of investments.

B. Federal Income Taxes—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At September 30, 2018, capital loss carryovers were as follows:

		Capital Loss Carryovers Not Subject to Expiration
Fund	Total	Long-Term	Short-Term	Utilized	Expired
Floating Rate	$3,538,184	$2,992,449	$545,735	$380,941	$—
Fund For Income	38,335,803	34,401,802	3,934,001	650,564	110,622,886
International Opportunities Bond.	3,796,728	3,796,728	—	604,318	—
Investment Grade	3,898,294	3,898,294	—	346,460	—
Limited Duration Bond	2,312,808	1,348,052	964,756	—	—
Strategic Income	2,239,990	2,239,990	—	—	—
Covered Call Strategy	7,958,614	—	7,958,614	—	—
Hedged U.S. Equity Opportunities	316,853	316,853	—	1,558,008	—
International	—	—	—	13,051,390	—
Premium Income	206,166	—	206,166	—	—

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016 – 2018, or expected to be taken in the Funds’ 2019 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State, New York City and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2019

C. Distributions to Shareholders—Dividends from net investment income of Floating Rate Fund, Fund For Income, Investment Grade Fund, Limited Duration Bond Fund, and Strategic Income Fund are generally declared daily and paid monthly. The Government Cash Management Fund declares distributions, if any, daily and pays distributions monthly, from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income, if any, of International Opportunities Bond Fund, Covered Call Strategy Fund, Equity Income Fund, Growth & Income Fund, Premium Income Fund and Total Return Fund are declared and paid quarterly. Dividends from net investment income, if any, of Global Fund, Hedged U.S. Equity Opportunities Fund, International Fund, Opportunity Fund, Select Growth Fund and Special Situations Fund are declared and paid annually. Premium Income Fund may distribute net short term capital gains, if any, on a quarterly basis. Distributions from net realized capital gains, if any, of each of the Funds are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales losses, post-October capital losses, late loss deferrals, net operating losses and foreign currency transactions.

D. Expense Allocation—Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trusts are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F. Foreign Currency Translations—The accounting records of all of the Funds are maintained in U.S. dollars, including those Funds that invest in foreign securities. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the date of valuation. Purchases and sales of foreign investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

International Opportunities Bond Fund, Global Fund, Hedged U.S. Equity Opportunities Fund and International Fund do not isolate that portion of gains and losses on foreign investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. These changes are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

G. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost of securities is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Bank of New York Mellon serves as custodian for the Funds and may provide credits against custodian charges based on uninvested cash balance of the Funds. For the six months ended March 31, 2019, the Income Funds and Equity Funds received credits in the amount of $16,526 and $80,949, respectively. Certain of the Equity Funds reduced expenses through brokerage service arrangements. For the six months ended March 31, 2019, expenses were reduced by a total of $19,663 for certain of the Equity Funds under these arrangements.

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2019

2. Security Transactions—For the six months ended March 31, 2019, purchases and sales of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, short-term securities and foreign currencies) were as follows:

	Securities		Long-Term U.S. Government Obligations
Fund	Cost of Purchases	Proceeds of Sales	Cost of Purchases	Proceeds of Sales
Floating Rate	$80,238,535	$69,817,766	$—	$—
Fund For Income	198,996,634	211,308,254	—	—
International Opportunities Bond	22,551,878	8,899,629	9,886,503	15,726,447
Investment Grade	160,501,057	207,142,368	31,900,220	—
Limited Duration Bond	88,597,690	95,463,622	21,536,117	15,001,430
Strategic Income	55,238,780	56,447,975	4,307,235	6,243,760
Covered Call Strategy	50,357,842	61,659,869	—	—
Equity Income	143,845,708	187,453,429	—	—
Global	456,865,244	467,292,920	—	—
Growth & Income	653,622,613	734,917,489	—	—
Hedged U.S. Equity Opportunities	48,238,770	31,197,292	—	—
International	148,925,454	152,795,932	—	—
Opportunity	416,018,229	437,611,173	—	—
Premium Income	95,941,897	38,506,488	—	—
Select Growth	157,660,289	142,996,851	—	—
Special Situations	233,749,861	250,110,967	—	—
Total Return	305,910,403	398,295,142	51,629,049	29,191,650

At March 31, 2019, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

Fund	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Floating Rate	$249,735,109	$944,984	$3,688,147	$(2,743,163)
Fund For Income	610,510,205	8,917,399	11,150,804	(2,233,405)
International Opportunities Bond	167,496,176	399,016	17,133,570	(16,734,554)
Investment Grade	596,537,281	11,274,806	10,265,676	1,009,130
Limited Duration Bond	322,492,773	1,989,181	1,978,901	10,280
Strategic Income	153,775,093	72,518	6,607,542	(6,535,024)
Covered Call Strategy	277,489,827	51,211,749	14,820,584	36,391,165
Equity Income	438,225,597	152,184,487	10,822,422	141,362,065
Global	525,618,110	64,401,507	10,599,925	53,801,582
Growth & Income	1,190,723,231	466,046,827	14,609,100	451,437,727
Hedged U.S. Equity Opportunities	151,384,769	22,908,768	5,108,479	17,800,289
International	313,582,622	87,985,111	7,159,778	80,825,333
Opportunity	847,900,409	270,185,369	32,907,844	237,277,525
Premium Income	120,938,791	11,071,923	11,107,668	(35,745)
Select Growth	618,772,776	164,069,992	19,679,837	144,390,155
Special Situations	583,857,004	95,994,693	37,561,449	58,433,244
Total Return	726,416,963	132,542,483	15,291,965	117,250,518

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2019

The Strategic Income Fund may invest in Institutional Class shares of the Floating Rate Fund, Fund For Income, Government Cash Management Fund, International Opportunities Bond Fund, Investment Grade Fund, Limited Duration Bond Fund, Covered Call Strategy Fund, Equity Income Fund, Premium Income Fund, Tax Exempt Income Fund and Tax Exempt Opportunities Fund. During the six months ended March 31, 2019, purchases and sales of shares, dividends, capital gain distributions received and realized gains (losses) recognized by Strategic Income Fund from investments in these Funds were as follows:

Fund	Balance of Shares Held 9/30/2018	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2019	Value 3/31/2019	Dividend Income	Capital Gain Distributions	Realized Gain (Loss) on Security Transactions
Floating Rate	3,205,012	300,083	(803,872)	2,701,223	$25,769,672	$616,648	$—	$(23,495)
Fund For Income	12,394,911	3,845,835	(2,306,373)	13,934,373	33,999,871	953,755	—	(26,321)
International Opportunities Bond	1,032,932	1,119,084	(58,232)	2,093,784	18,404,364	211,401	—	1,557
Investment Grade	2,422,818	—	(437,044)	1,985,774	18,765,562	372,956	—	(265,313)
Limited Duration Bond	4,139,759	1,607,125	(1,776,797)	3,970,087	36,842,405	523,347	—	(290,695)
Equity Income	—	142,156	(142,156)	—	—	—	—	14,244
Premium Income	377,554	—	(377,554)	—	—	—	—	(237,475)
Tax Exempt Income	424,153	382,193	(806,346)	—	—	47,806	—	(127,788)
Tax Exempt Opportunities	237,635	241,599	(479,234)	—	—	78,645	—	83,484
	24,234,774	7,638,075	(7,187,608)	24,685,241	$133,781,874	$2,804,558	$—	$(871,802)

The Strategic Income Fund operates as a fund of funds - also referred to as a multi-manager investment - an investment strategy in which a fund invests in other types of funds. This strategy invests in a portfolio that contains different underlying assets instead of investing directly in bonds, stocks and other types of securities.

The financial statements of each of the Funds in which Strategic Income Fund had investments during the six months ended March 31, 2019, are included in this report except Tax Exempt Income Fund and Tax Exempt Opportunities Fund, whose most recent financial statements as of December 31, 2018, are available and can be viewed by visiting our website www.foresters.com, by calling 1-800-423-4026 or by writing to us at the following address: Foresters Financial Services, Inc., 40 Wall Street, New York, NY 10005.

3. Advisory Fee and Other Transactions With Affiliates—Certain officers of the Trusts are officers of the Trusts’ investment adviser, Foresters Investment Management Company, Inc. (“FIMCO”), their underwriter, Foresters Financial Services, Inc. (“FFS”) and their transfer agent, Foresters Investor Services, Inc. (“FIS”). Trustees of the Trusts who are not officers or directors of FIMCO or its affiliates are remunerated by the Funds. For the six months ended March 31,

2019, total trustees fees accrued by the Income Funds and Equity Funds amounted to $68,838 and $218,831, respectively.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the following rates:

Floating Rate Fund—.60% on the first $250 million of the Fund’s average daily net assets, .55% on the next $250 million, .50% on the next $500 million, .45% on the next $1 billion and .40% on average daily net assets over $2 billion. During the period October 1, 2018 to January 31, 2019 (expiration of expense limitation agreement), FIMCO has assumed, pursuant to an expense limitation agreement, $8,398 in other expenses to limit the Fund’s overall expense ratio (exclusive of certain expenses) to 1.10% on Class A shares, .90% on Advisor Class shares and .70% on Institutional Class shares. For the period February 1, 2019 to March 31, 2019, FIMCO has assumed, pursuant to an expense limitation agreement, $12,669 in other expenses to limit the Fund’s overall expense ratio (exclusive of certain expenses) to 1.10% on Class A shares.

Fund For Income and International Opportunities Bond Fund—.75% on the first $250 million of each Fund’s average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. During the period October 1, 2018 through January 31, 2019 (expiration of advisory fee waiver), FIMCO has waived $54,695 in advisory fees on Fund For Income to limit the advisory fee to .70% of its average daily net assets.

Government Cash Management Fund—.50% of the Fund’s average daily net assets. For the six months ended March 31, 2019, FIMCO has waived $228,368 in advisory fees and assumed $49 in other expenses to limit the Fund’s overall expense ratio (exclusive of certain expenses) to .60% on Class A shares, 1.35% on Class B shares and .60% on Institutional Class shares.

Investment Grade Fund—.66% on the first $500 million of the Fund’s average daily net assets, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $1.5 billion. During the period October 1, 2018 to January 31, 2019, FIMCO has waived $212,088 in advisory fees on Investment Grade Fund to limit the advisory fee to .55% of its average daily net assets. During the period February 1, 2019 to March 31, 2019, FIMCO has waived $64,539 in advisory fees on Investment Grade Fund to limit the advisory fee to .59% of its average daily net assets.

Limited Duration Bond Fund—.41% on the first $500 million of the Fund’s average daily net assets, .39% on the next $500 million, .37% on the next $500 million and .35% on average daily net assets over $1.5 billion. For the six months ended March 31, 2019, FIMCO has waived $366,985 in advisory fees and assumed $38,809 in other expenses to limit the Fund’s overall expense ratio (exclusive of certain expenses) to .79% on Class a shares, .51% on Advisor Class shares and .36% on Institutional Class shares.

Strategic Income Fund—.05% of the Fund’s average daily net assets.

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2019

Covered Call Strategy and Premium Income Funds—.80% on the first $300 million of each Fund’s average daily net assets, .75% on the next $200 million, .70% on the next $500 million, declining by .05% on each $1 billion thereafter, down to .55% on average daily net assets over $3 billion. During the period October 1, 2018 through January 31, 2019, FIMCO has waived, pursuant to an expense limitation agreement $17,774 in advisory fees and assumed $5,607 in other expenses to limit the Premium Income Fund’s overall expense ratio (exclusive of certain expenses) to 1.30% on Class A shares, 1.02% on Advisor Class shares and .89% on Institutional Class shares. During the period February 1, 2019 through March 31, 2019, FIMCO has assumed, pursuant to an expense limitation agreement that became effective on February 1, 2019, $36,063 in other expenses to limit the Premium Income Fund’s overall expense ratio (exclusive of certain expenses) to 1.30% on Class A shares, 1.06% on Advisor Class shares and .99% on Institutional Class shares.

Equity Income, Growth & Income, Opportunity, and Select Growth Funds—.75% on the first $300 million of each Fund’s average daily net assets, .72% on the next $200 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion.

Global Fund—.95% on the first $600 million, .92% on the next $400 million, .90% on the next $500 million and .88% on average daily net assets over $1.5 billion. During the period October 1, 2018 through January 31, 2019 (expiration of advisory fee waiver), FIMCO has waived $94,873 in advisory fees to limit the advisory fee to .90% of the Fund’s average daily net assets.

Hedged U.S. Equity Opportunities Fund—1.15% on the first $100 million of each Fund’s average daily net assets, 1.10% on the next $400 million, 1.05% on the next $500 million, declining by .05% on each $1 billion thereafter, down to .90% on average daily net assets over $3 billion.

International Fund—.98% on the first $300 million of the Fund’s average daily net assets, .95% on the next $300 million, .92% on the next $400 million, .90% on the next $500 million and .88% on average daily net assets over $1.5 billion.

Special Situations Fund—.90% on the first $200 million of the Fund’s average daily net assets, .75% on the next $300 million, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million and .64% on average daily net assets over $1.5 billion.

Total Return Fund—.75% on the first $300 million of the Fund’s average daily net assets, .70% on the next $200 million, .65% on the next $500 million, .60% on the next $1 billion, .55% on the next $1 billion, down to .50% on average daily net assets over $3 billion.

For the six months ended March 31, 2019, total advisory fees accrued to FIMCO by the Income Funds and Equity Funds were $6,584,242 and $26,839,395, respectively, of which $1,010,517 and $154,317, respectively, was waived by FIMCO as noted above.

FIMCO has entered into an expense limitation agreement with the Floating Rate (“FRF”) on January 31, 2019, to limit FRF’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.10% of the average daily net assets on Class A shares. The agreement expires on January 31, 2020. During the period January 31, 2019 to March 31, 2019, FIMCO assumed $12,669 under the terms of the agreement of which $12,669 expires on September 30, 2022. FIMCO and FRF have agreed that any expenses of FRF assumed by FIMCO pursuant to this agreement be repaid to FIMCO by FRF within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of FRF’s Class A shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. The expense limitation agreement may be terminated or amended prior to January 31, 2020, with the approval of the Board. FIMCO had entered into an expense limitation agreement with the Floating Rate Fund (“FRF”) to limit FRF’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.10% of the average daily net assets on Class A shares, .90% of the average daily net assets on Advisor Class shares and .70% of the average daily net assets on Institutional Class shares. The agreement expired on January 31, 2019. During the period October 1, 2018 to January 31, 2019 (expiration of the expense limitation agreement), FIMCO assumed $8,398, under the terms of the agreement. FIMCO and FRF have agreed that any expenses of FRF assumed by FIMCO pursuant to this agreement be repaid to FIMCO by FRF within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of FRF’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. For the period October 21, 2013 (commencement of operations) through January 31, 2019 (expiration of the expense limitation agreement), FIMCO assumed $766,764 under the terms of the agreement of which $223,534 expired on September 30, 2017, $198,431 expired on September 30, 2018, $161,613 expires on September 30, 2019, $131,427 expires on September 30, 2020, $43,361 expires on September 30, 2021 and $8,398 expires on September 30, 2022.

Effective June 1, 2018, FIMCO has entered into an expense limitation agreement with the Government Cash Management Fund (“GCM”) to limit GCM’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to .80% of the average daily net assets on Class A shares, 1.55% of the average daily net assets on Class B shares and .80% of the average daily net assets on Institutional Class shares. The agreement expires on January 31, 2020. For the period ended March 31, 2019, FIMCO assumed $228,417 under the terms of the agreement. FIMCO and GCM have agreed that any expenses of GCM assumed by FIMCO and/or FIS pursuant to this agreement be repaid to FIMCO by GCM within three years after the date the fee limitation and/or expense

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2019

reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of GCM’s Class A shares, Class B shares and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. For the period June 1, 2018 (commencement of expense limitation agreement) through March 31, 2019, FIMCO assumed $319,596 under the terms of the agreement of which expires $91,179 September 30, 2021 and $228,417 expires on September 30, 2022. The expense limitation agreement may be terminated or amended prior to January 31, 2020, with the approval of the Board.

FIMCO had entered into an expense limitation agreement with the International Opportunities Bond Fund (“IOBF”) to limit IOBF’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.30% of the average daily net assets on Class A shares. The agreement expired on January 31, 2016. FIMCO and IOBF have agreed that any expenses of IOBF assumed by FIMCO pursuant to this agreement be repaid to FIMCO by IOBF within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of IOBF’s Class A shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. For the period August 20, 2012 (commencement of operations) to January 31, 2016 (expiration of the expense limitation agreement), FIMCO assumed $684,479 under the terms of the agreement of which $278,248 expired on September 30, 2015, $228,243 expired on September 30, 2016, $94,746 expired on September 30, 2017, $62,359 expired on September 30, 2018, and $20,883 expires on September 30, 2019.

FIMCO has entered into an expense limitation agreement with the Limited Duration Bond Fund (“LDB”) on March 14, 2018, to limit LDB’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to .79% of the average daily net assets on Class A shares, .51% of the average daily net assets on Advisor Class shares and .36% of the average daily net assets on Institutional Class shares. The agreement expires on January 31, 2020. For the period ended March 31, 2019, FIMCO assumed $405,794 under the terms of the agreement. FIMCO and LDB have agreed that any expenses of LDB assumed by FIMCO pursuant to this agreement be repaid to FIMCO by LDB within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of LDB’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. For the period March 14, 2018 to March 31, 2019, FIMCO assumed $622,481 under the terms of the agreement of which $216,687 expires on September 30, 2021 and $405,794 expires on September 30, 2022. The expense limitation agreement may be terminated or amended prior to January 31, 2020, with the approval of the Board. FIMCO had previously entered into an expense limitation agreement with LDB to limit LDB’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.05% of the average daily net assets on Class A shares, .75% of the average daily net assets on Advisor Class shares and .60% of the average daily net assets on Institutional Class shares. The agreement expired on January 31, 2018. FIMCO and LDB have agreed that any expenses of LDB assumed by FIMCO pursuant to this agreement be repaid to FIMCO by LDB within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of LDB’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. For the period May 19, 2014 (commencement of operations) to January 31, 2018 (expiration of the expense limitation agreement), FIMCO assumed $894,488 under the terms of the agreement of which $143,148 expired on September 30, 2017, $179,140 expired on September 30, 2019, $224,276 expires on September 30, 2019, $274,706 expires on September 30, 2020, and $73,218 expires on September 30, 2021.

FIMCO had entered into an expense limitation agreement with the Covered Call Strategy Fund (“CCS”) to limit CCS’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.30% of the average daily net assets on Class A shares, .97% of the average daily net assets on Advisor Class shares and .84% of the average daily net assets on Institutional Class shares. The agreement expired on January 31, 2019. FIMCO and CCS have agreed that any expenses of CCS assumed by FIMCO pursuant to this agreement be repaid to FIMCO by CCS within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of CCS’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. For the period ended March 31, 2019, CCS repaid FIMCO $76,010 under the terms of the agreement. For the period April 1, 2016 (commencement of operations) through January 31, 2019, (expiration of the expense limitation agreement), FIMCO assumed $304,868, of which CCS repaid $76,010, and under the terms of the agreement of which $54,491 expires on September 30, 2019, $137,941 expires on September 30, 2020 and $36,426 expires on September 30, 2021.

FIMCO had entered into an expense limitation agreement with the Hedged U.S. Equity Opportunities Fund (“HUSEO”) to limit HUSEO’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.75% of the average daily net assets on Class A shares, 1.42% of the average daily net assets on Advisor Class shares and 1.31% of the average daily net assets on Institutional Class shares. The agreement expired on January 31, 2019. FIMCO and HUSEO have agreed that any expenses of HUSEO assumed by FIMCO pursuant to this agreement be repaid to FIMCO by HUSEO within three years after the date the fee limitation and/or expense reimbursement

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2019

has been made by FIMCO, provided that such repayment does not cause the expenses of HUSEO’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. For the period ended March 31, 2019, HUSEO repaid $12,756 under terms of the agreement. For the period August 1, 2016 (commencement of operations) to January 31, 2019 (expiration of the expense limitation agreement), FIMCO assumed $274,086, of which HUSEO repaid $14,688 under the terms of the agreement and of which $44,567 expires on September 30, 2019 and $214,831 expires on September 30, 2020.

FIMCO has entered into an expense limitation agreement with the Premium Income Fund (“PIF”) on January 31, 2019, to limit PIF’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.30% of the average daily net assets on Class A shares, 1.06% of the average daily net assets on Advisor Class shares and .99% of the average daily net assets on Institutional Class shares. The agreement expires on January 31, 2020. During the period January 31, 2019 to March 31, 2019, FIMCO assumed $36,063 under the terms of the agreement of which expires on September 30, 2022. FIMCO and PIF have agreed that any expenses of PIF assumed by FIMCO pursuant to this agreement be repaid to FIMCO by PIF within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of PIF’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. FIMCO had previously entered into an expense limitation agreement with PIF to limit PIF’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.30% of the average daily net assets on Class A shares, 1.02% of the average daily net assets on Advisor Class shares and .89% of the average daily net assets on Institutional Class shares. The agreement expired on January 31, 2019. FIMCO and PIF have agreed that any expenses of PIF assumed by FIMCO pursuant to this agreement be repaid to FIMCO by PIF within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of PIF’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the expense limitation agreement. For the period October 1, 2018 to January 31, 2019, FIMCO assumed $23,381 under the terms of the agreement. For the period April 2, 2018 (commencement of operations) to January 31, 2019 (expiration of the expense limitation agreement), FIMCO assumed $179,141 under the terms of the agreement of which $155,760 expires on September 30, 2021 and $23,381 expires on September 30, 2022.

For the six months ended March 31, 2019, FFS, as underwriter, received from the Income Funds and Equity Funds $789,753 and $7,591,280, respectively, in commissions in connection with the sale of shares of the Funds, after allowing $19,175 and $195,909, respectively, to other dealers.

For the six months ended March 31, 2019, shareholder servicing costs for the Income Funds and Equity Funds included $1,587,878 and $4,632,407, respectively, in transfer agent fees accrued to FIS, of which FIS voluntarily waived $23,917 on the Government Cash Management Fund.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Government Cash Management Fund, is authorized to pay FFS a fee up to .30% (and for certain Funds, up to .25%) of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The Government Cash Management Fund is authorized to pay FFS a fee up to 1% of the average daily net assets of the Class B shares. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended March 31, 2019, total distribution plan fees accrued to FFS by the Income Funds and Equity Funds amounted to $2,105,883 and $8,630,247, respectively.

Brandywine Global Investment Management, LLC, serves as investment subadviser to International Opportunities Bond Fund. Muzinich & Co., Inc. serves as investment subadviser to Floating Rate Fund and Fund For Income. Effective January 31, 2018, Muzinich & Co., Inc. serves as investment subadviser to Investment Grade Fund, Limited Duration Bond Fund and Total Return Fund. Ziegler Capital Management, LLC serves as investment subadviser to Covered Call Strategy Fund and Premium Income Fund. Wellington Management Company, LLP serves as investment subadviser to Hedged U.S. Equity Opportunities Fund. Vontobel Asset Management, Inc. serves as investment subadviser to International Fund. Smith Asset Management Group, L.P. serves as investment subadviser to Select Growth Fund. The subadvisers are paid by FIMCO and not by the Funds.

4. Restricted Securities—Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. Unless otherwise noted, these 144A securities are deemed to be liquid. At March 31, 2019, Floating Rate Fund held ten 144A securities with an aggregate value of $8,596,884 representing 3.4% of the Fund’s net assets, Fund For Income held one hundred eighty 144A securities with an aggregate value of $326,896,752 representing 52.4% of the Fund’s net assets, International Opportunities Bond Fund held nine 144A securities with an aggregate value of $16,665,907 representing 10.6% of the Fund’s net assets, Investment Grade Fund held one hundred forty-five 144A securities with an aggregate value of $83,746,754 representing 13.8% of the Fund’s net assets, Limited Duration Bond Fund held one hundred nine 144A securities with an aggregate value of $75,543,005 representing 23.0% of the Fund’s net assets and Total Return Fund held one hundred twenty-seven 144A securities with an aggregate value of $41,291,636 representing 4.8% of the Fund’s net assets. These securities are valued as set forth in Note 1A. Certain restricted securities are exempt from the registration requirements under Regulation S of the Securities Act of 1933 and may only be sold to qualified investors. Unless otherwise noted, these Regulation S securities are deemed to be liquid. At March 31, 2019, International Opportunities Bond Fund held two Regulation S securities with an aggregate value of $5,816,608 representing 3.7% of the Fund’s net assets. These securities are valued as set forth in Note 1A.

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2019

5. Derivatives—Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on – or “derived from” – the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the over-the-counter market (“OTC”). The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if FIMCO, or a Fund’s subadviser, as applicable, does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is relatively illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds’ interest. The Funds bear the risk that FIMCO will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If FIMCO attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund.

The following provides more information on specific types of derivatives and activity in the Funds.

Options Contracts—Some of the Funds may write covered call and put options on securities, derivative instruments, or currencies the Fund owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Some of the Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2019

The premium amount and the number of option contracts written or purchased by the Funds during the six months ended March 31, 2019, were as follows:

	Covered Call Strategy		Equity Income		Growth & Income
	Call Options		Call Options		Call Options
	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount
Options outstanding at September 30, 2018	(37,287)	$(4,894,698)	—	$—	—	$—
Call options written	(119,341)	(21,746,234)	(1,050)	(170,030)	(1,380)	(267,866)
Call options exercised	—	—	200	14,346	430	73,101
Call options purchased to cover	88,593	14,401,560	—	—	—	—
Call options expirations	35,021	4,671,993	450	83,687	350	67,726
Options outstanding at March 31, 2019	(33,014)	$(7,567,379)	(400)	$(71,997)	(600)	$(127,039)

	Hedged U.S. Equity Opportunities				Premium Income
	Put Options				Call Options
	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount
Options outstanding at September 30, 2018	177	$1,516,217	(132)	(608,359)	(13,818)	$(15,158,255)
Put options written	—	—	(184)	(951,735)	—	—
Put options purchased to cover	—	—	127	724,529	—	—
Put options written expirations	—	—	23	63,950	—	—
Put options purchased	184	1,700,439	—	—	—	—
Put options sold	(61)	(705,485)	—	—	—	—
Put options purchased expired	(90)	(761,533)	—	—	—	—
Call options written	—	—	—	—	(24,961)	(32,851,406)
Call options exercised	—	—	—	—	2,359	2,683,965
Call options purchased to cover	—	—	—	—	16,409	19,776,269
Call options expirations	—	—	—	—	262	376,215
Options outstanding at March 31, 2019	210	$1,749,638	(166)	$(771,615)	(19,749)	$(25,173,212)

Derivative Investment Holdings Categorized by Risk Exposure—The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Funds’ derivative contracts by primary risk exposure as of March 31, 2019:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Value	Statement of Assets and Liabilities location	Value
Options Contracts:
Covered Call Strategy	N/A	N/A	Written options, at value	$11,533,087	Purchased Options, at value	N/A
Equity Income	N/A	N/A	Written options, at value	$92,450	Purchased Options, at value	N/A
Growth & Income	N/A	N/A	Written options, at value	$179,650	Purchased Options, at value	N/A
Hedged U.S. Equity Opportunities	Purchased Options, at value	$1,232,430	Written options, at value	$614,550	Purchased Options, at value	N/A
Premium Income	N/A	N/A	Written options, at value	$26,905,763	Purchased Options, at value	N/A

The following table sets forth the Funds’ realized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the six months ended March 31, 2019:

Risk exposure category	Written options	Purchased options
Options Contracts:
Covered Call Strategy	$(83,741)	N/A
Equity Income	$83,687	N/A
Growth & Income	$67,727	N/A
Hedged U.S. Equity Opportunities	$528,958	$(1,191,623)
Premium Income	$3,632,730	N/A

The following table sets forth the Funds’ change in unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the six months ended March 31, 2019:

Risk exposure category	Written options	Purchased options
Options Contracts:
Covered Call Strategy	$(3,966,842)	N/A
Equity Income	$(20,453)	N/A
Growth & Income	$(52,612)	N/A
Hedged U.S. Equity Opportunities	$(136,350)	$373,679
Premium Income	$(407,356)	N/A

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2019

Futures Contracts—The Funds may enter into futures contracts including interest rate futures contracts and index futures, including futures on equity market indices and debt market indices. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds may use futures contracts to manage exposure to the stock market. Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations. Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO, or a Fund’s subadviser, as applicable, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s, or a Fund’s subadviser, as applicable, prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

The following table summarizes the value of the Funds’ futures contracts held as of March 31, 2019 and the related location in the Statement of Assets and Liabilities:

Statement of Assets and Liabilities
Futures Contracts	Unrealized depreciation on futures contracts
Hedged U.S. Equity Opportunities	$(480,679)

The amount of unrealized appreciation (depreciation) on futures contracts recognized by the Funds in the accompanying Statement of Operations for the six months ended March 31, 2019 are summarized in the following table:

Statement of Operations Location
Futures Contracts	Unrealized depreciation on futures contracts
Hedged U.S. Equity Opportunities	$(321,967)

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2019

The following table summarizes the value of the Funds’ futures contracts held as of March 31, 2019, and the related location in the accompanying Statement of Operations.

Statement of Operations
Futures Contracts	Realized gain on futures contracts
Hedged U.S. Equity Opportunities	$1,940,561

Foreign Exchange Contracts—The International Opportunities Bond Fund, Global Fund and Hedged U.S. Equity Opportunities Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and a Fund may invest in them in order to hedge its currency exposure in bond positions or to gain currency exposure held by the Fund. A Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Funds’ assets. During the period, the Funds used currency forwards to hedge currency exposure from certain bonds as well as to gain currency exposure in certain countries.

Disclosures about Offsetting Assets and Liabilities—Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes included with an International Swaps and Derivatives Association, Inc. Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements may allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Funds’ Statement of Assets and Liabilities (“SOAL”) presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the SOAL to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the SOAL and net amounts are presented below:

International Opportunities Bond

Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Presented in Statement of Assets and Liabilities	Financial Instruments*	Net Amount
Unrealized appreciation on foreign exchange contracts	CITI	$24,058	$(24,058)	$—
	HSBC	159,073	(159,073)	—
	MS	20,846	(11,558)	9,288
	Total	$203,977	$(194,689)	$9,288
Unrealized depreciation on foreign exchange contracts	BCI	$(41,846)	$—	$(41,846)
	CITI	(228,446)	24,058	(204,388)
	GS	(132,913)	—	(132,913)
	HSBC	(801,598)	159,073	(642,525)
	JPM	(81,437)	—	(81,437)
	MS	(11,558)	11,558	—
	Total	$(1,297,798)	$194,689	$(1,103,109)

Hedged U.S. Equity Opportunities

Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Presented in Statement of Assets and Liabilities	Financial Instruments*	Net Amount
Unrealized appreciation on foreign exchange contracts	MS	$285	$—	$285
	GS	1,517	—	1,517
	Total	$1,802	$—	$1,802

*

Amounts related to master netting arrangements (for example, ISDA) which have been determined by the Fund to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

A summary of abbreviations for counterparties appear at the end of the Portfolio of Investments for the respective Funds.

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2019

During the six months ended March 31, 2019, the volume of derivative activity for the Funds based on average monthly market values for forward foreign currency contracts (to buy) and for forward foreign currency contracts (to sell) were as follows:

	Forward Foreign Currency Contracts
	to Buy	to Sell
International Opportunities Bond	$62,702,238	$7,103,868
Hedged U.S. Equity Opportunities	—	247,731

Fair Value of Derivative Instruments—The fair value of derivative instruments held by the Funds as of March 31, 2019, was as follows:

	Assets Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location		Statements of Assets and Liabilities Location
Foreign exchange and futures contracts:	Unrealized appreciation on foreign exchange contracts	Value	Unrealized depreciation on foreign exchange contracts	Value
International Opportunities Bond		$203,977		$(1,297,798)
Hedged U.S. Equity Opportunities		$1,802		$—

The effect of the Funds’ derivative instruments on the Statement of Operations are as follows:

Amount of Realized Gain or Loss Recognized on Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Net Realized Gain (Loss) on Foreign Exchange Transactions
Foreign exchange transactions:
International Opportunities Bond	$(900,253)
Global	$(294,625)
Hedged U.S. Equity Opportunities	$5,084
International	$(31,861)

Amount of Change in Unrealized Appreciation or Depreciation Recognized on Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Net Unrealized Depreciation on Foreign Exchange Transactions
Foreign exchange transactions:
International Opportunities Bond	$(868,055)
Global	$(10,266)
Hedged U.S. Equity Opportunities	$(3,381)
International	$(5,938)

6. High Yield Credit Risk—The investments in high yield securities of Floating Rate Fund, Fund For Income, Investment Grade Fund, Limited Duration Bond Fund and Total Return Fund, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

7. Capital—The Trusts are authorized to issue an unlimited number of shares of beneficial interest without par value. The Trusts consist of the Funds listed on the cover page, each of which is a separate and distinct series of the Trusts. Each Fund has designated four classes of shares, Class A, Class B, Advisor Class and Institutional Class shares (each, a “Class”) except for Government Cash Management Fund which has designated only Class A, Class B and Institutional Class shares, Strategic Income Fund which has designated only Class A and Advisor Class shares and Floating Rate Fund, International Opportunities Bond Fund, Limited Duration Bond Fund, Covered Call Strategy Fund, Hedged U.S. Equity Opportunities Fund and Premium Income Fund, which have designated only Class A, Advisor Class and Institutional Class shares. Advisor Class and Institutional Class shares became available for sale to the public, for those Funds in existence at the time, in May 2013 and October 2013, respectively. Not all classes of shares of each Fund may be available in all jurisdictions. Effective February 1, 2019, class B shares are no longer offered for sale to the public. Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Board and a Class may have exclusive voting rights with respect to matters affecting only that Class. Government Cash Management Fund’s Class A, Class B and Institutional Class shares are sold without an initial sales charge; however, its Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible Fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to FFS as underwriter of the Trusts. The shares sold by the other Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 4% for the First

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2019

Investors Income Funds, except for Floating Rate Fund and Limited Duration Bond Fund which have an initial sales charge of up to 2.5% (effective June 12, 2017, the maximum sales charge on Class A shares was changed from 5.75% to 4% on the Income Funds, except for Floating Rate Fund and Limited Duration Bond Fund which was changed to 2.5%) and 5.75% for the First Investors Equity Funds and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. There are no sales charges associated with the purchase of Advisor Class and Institutional Class shares. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees and shareholder servicing costs) are allocated daily to each class of shares based upon the relative proportion of net assets to each class.

Effective on or about June 14, 2019, the issued and outstanding Class B shares of each Fund will convert to Class A shares without the imposition of any front-end or deferred sales load, fees or other charges. If you are a shareholder of Class B shares on that date, your Class B shares will automatically convert to Class A shares on the basis of their relative net asset value per share. This conversion is not expected to be a taxable event for shareholders and the aggregate tax basis of your Class A shares will be the same as the aggregate tax basis of the Class B shares being converted. You should consult your tax adviser for any tax-related questions you may have. Any applicable Contingent Deferred Sales Charges (CDSC) will not be applied on Class B share redemptions effective as of May 31, 2019. Following the conversion of the Funds’ Class B shares, Class B shares will be terminated. Accordingly, on or about June 14, 2019, all references to Class B shares in the Prospectuses, Summary Prospectuses and Statement of Additional Information are hereby deleted.

8. Litigation—The Blue Chip and Equity Income Funds have been named, and have received notice that they may be putative members of the proposed defendant class of shareholders, in a lawsuit filed in the United States Bankruptcy Court for the District of Delaware on November 1, 2010, by the Official Committee of Unsecured Creditors of Tribune Company (the “Committee”). The Committee is seeking to recover all payments made to beneficial owners of common stock in connection with a leveraged buyout of the Tribune Company (“LBO”), including payments made in connection with a 2007 tender offer into which the Blue Chip and Equity Income Funds tendered their shares of common stock of the Tribune Company. On December 9, 2011, the Blue Chip Fund was reorganized into the Growth & Income Fund pursuant to a Plan of Reorganization and Termination, whereby all of the assets of the Blue Chip Fund were transferred to the Growth & Income Fund, the Growth & Income Fund assumed all of the liabilities of the Blue Chip Fund, including any contingent liabilities with respect to pending or threatened litigation or actions, and shareholders of Blue Chip Fund became shareholders of Growth & Income Fund. The adversary proceeding brought by the Committee has been transferred to the Southern District of New York and administratively consolidated with other similar suits as discussed below. In addition, on June 2, 2011, the Blue Chip and Equity Income Funds were named as defendants in a lawsuit brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Bondholder Plaintiffs”) in the Supreme Court of the State of New York. The Blue Chip and Equity Income Funds have also been named in a similar suit filed on behalf of participants in Tribune defined-compensation plans (the “Retiree Plaintiffs”). As with the Bondholder Plaintiffs and the Committee, the Retiree Plaintiffs seek to recover payments of the proceeds of the LBO. (All of these suits have been removed to the United States District Court for the Southern District of New York and administratively consolidated with other substantially similar suits against other former Tribune shareholders (the “MDL Proceeding”)). On September 23, 2013, the Judge in the MDL Proceeding dismissed various state law constructive fraudulent transfer suits, resulting in the Funds being dismissed from the Bondholder and Retiree Plaintiffs’ actions. On September 30, 2013, counsel for the plaintiffs in those suits appealed the MDL Judge’s dismissal ruling to the Second Circuit. On March 24, 2016, the Second Circuit Court of Appeals affirmed the MDL Judge’s dismissal of the various state law constructive fraudulent transfer suits. In September 2016, the Bondholder and Retiree Plaintiffs petitioned the U.S. Supreme Court to review the Second Circuit’s decision. The Supreme Court has not yet ruled on that request. On January 9, 2017, the Tribune MDL judge granted the defendants’ motion to dismiss the Committee lawsuit alleging a single claim for intentional fraudulent transfer. An appeal of that decision to the Second Circuit is expected, but has not yet been made. The extent of the Funds’ potential liability in any such actions has not been determined. The Funds have been advised by counsel that the Funds could be held liable to return all or part of the proceeds received in any of these actions, as well as interest and court costs, even though the Funds had no knowledge of, or participation in, any misconduct. The Equity Income Fund received proceeds of $1,526,566 in connection with the LBO, representing 0.26% of its net assets as of March 31, 2019. The Blue Chip Fund received proceeds of $790,772 in connection with the LBO, representing 0.05% of the net assets of Growth & Income Fund as of March 31, 2019. The Equity Income and Growth & Income Funds cannot predict the outcomes of these proceedings, and thus have not accrued any of the amounts sought in the various actions in the accompanying financial statements.

9. Matters to be Submitted to a Vote by Shareholders—On April 9, 2019, The Independent Order of Foresters, the ultimate parent company of Foresters Investment Management Company, Inc. (“FIMCO”), which is the investment adviser to the separate series of the First Investors Income Funds, First Investors Equity Funds, First Investors Tax Exempt Funds and First Investors Life Series Funds (the “Funds”), Foresters Financial Services, Inc. (“FFS”), which is the Funds’ distributor, and Foresters Investor Services, Inc. (“FIS”), which is the Funds’ transfer agent, announced that it has entered into the two definitive purchase agreements described below that, once completed, will result in the sale of its U.S. North American Asset Management businesses.

First, FIMCO has entered into an Asset Purchase Agreement with Macquarie Management Holdings, Inc. (“Macquarie”) whereby Macquarie, a global investment management firm headquartered in Philadelphia, Pennsylvania, will purchase FIMCO’s assets related to the mutual fund management business, including the Funds (the “Transaction”). The Transaction is not

Notes to Financial Statements (continued)

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

March 31, 2019

expected to result in any material changes to the Funds’ investment objectives and principal investment strategies. However, upon the completion of the Transaction, Macquarie expects that each Fund will be reorganized into a substantially similar fund that is managed by Delaware Management Company, a subsidiary of Macquarie (the “Reorganizations”). The Transaction is expected to be completed during the fourth calendar quarter of 2019, pending the satisfaction of certain closing conditions and approvals, including approvals of the Reorganizations by the Funds’ Board of Trustees and Fund shareholders at a special shareholder meeting.

Second, FFS and Foresters Advisory Services, LLC (“FAS”) has entered into an Asset Purchase Agreement with Cetera Financial Group, Inc. (“Cetera”), a U.S.-based wealth management firm headquartered in Denver, Colorado, whereby Cetera will purchase FFS’ retail brokerage business and FAS’ retail advisory business. This transaction is expected to be completed in the second calendar quarter of 2019.

Shareholders will receive a forthcoming proxy statement.

10. Subsequent Events—Subsequent events occurring after March 31, 2019 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

This page left intentionally blank.

Financial Highlights

FIRST INVESTORS INCOME FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended September 30 unless otherwise indicated.

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period/ Year	Net Investment Income (c)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period/ Year
FLOATING RATE FUND
Class A
2014(h)	$10.00	$.21	$(.10)	$.11	$.23	—	$.23	$9.88
2015	9.88	.26	(.27)	(.01)	.29	—	.29	9.58
2016	9.58	.27	.09	.36	.28	—	.28	9.66
2017	9.66	.27	.05	.32	.31	—	.31	9.67
2018	9.67	.32	.04	.36	.32	—	.32	9.71
2019(i)	9.71	.18	(.16)	.02	.19	—	.19	9.54
Advisor Class
2014(h)	10.00	.25	(.11)	.14	.26	—	.26	9.88
2015	9.88	.28	(.26)	.02	.32	—	.32	9.58
2016	9.58	.29	.08	.37	.30	—	.30	9.65
2017	9.65	.26	.09	.35	.32	—	.32	9.68
2018	9.68	.34	.04	.38	.34	—	.34	9.72
2019(i)	9.72	.19	(.16)	.03	.20	—	.20	9.55
Institutional Class
2014(h)	10.00	.27	(.13)	.14	.28	—	.28	9.86
2015	9.86	.30	(.25)	.05	.34	—	.34	9.57
2016	9.57	.31	.08	.39	.32	—	.32	9.64
2017	9.64	.26	.11	.37	.34	—	.34	9.67
2018	9.67	.36	.04	.40	.36	—	.36	9.71
2019(i)	9.71	.20	(.16)	.04	.21	—	.21	9.54

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period/ Year (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income		Expenses***		Net Investment Income		Portfolio Turnover Rate

1.12	%††	$50,361	1.10	%†	1.10	%†	2.21	%†	1.58	%†	1.73	%†	26	%††
(.08)		57,101	1.10		1.10		2.72		1.33		2.49		49
3.69		61,243	1.10		1.10		2.86		1.27		2.69		38
3.47		66,769	1.10		1.10		2.90		1.24		2.76		89
3.83		68,567	1.10		1.10		3.25		1.21		3.14		60
.25	††	70,502	1.10	†	1.10	†	3.96	†	1.20	†	3.86	†	29	††

1.43	††	34,942	.90	†	.90	†	2.63	†	.95	†	2.58	†	26	††
.18		50,122	.90		.90		2.92		1.03		2.79		49
3.92		61,844	.90		.90		3.06		.98		2.98		38
3.70		98,958	.90		.90		3.07		.92		3.05		89
4.03		144,799	.90		.90		3.46		.86		3.50		60
.35	††	159,109	.90	†	.90	†	4.16	†	.88	†	4.18	†	29	††

1.36	††	5,329	.70	†	.70	†	2.76	†	1.06	†	2.40	†	26	††
.47		10,458	.70		.70		3.17		.90		2.97		49
4.14		11,456	.70		.70		3.27		.83		3.14		38
3.87		21,277	.70		.70		3.23		.80		3.13		89
4.20		32,019	.70		.70		3.68		.75		3.63		60
.47	††	26,472	.74	†	.74	†	4.32	†	.77	†	4.29	†	29	††

Financial Highlights (continued)

FIRST INVESTORS INCOME FUNDS

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period/ Year	Net Investment Income(c)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period/ Year
FUND FOR INCOME
Class A
2014	$2.59	$.12	$.02	$.14	$.14	—	$.14	$2.59
2015	2.59	.11	(.18)	(.07)	.13	—	.13	2.39
2016	2.39	.11	.10	.21	.12	—	.12	2.48
2017	2.48	.11	.05	.16	.12	—	.12	2.52
2018	2.52	.11	(.06)	.05	.13	—	.13	2.44
2019(i)	2.44	.05	—	.05	.06	—	.06	2.43
Class B
2014	2.59	.10	.02	.12	.12	—	.12	2.59
2015	2.59	.09	(.18)	(.09)	.11	—	.11	2.39
2016	2.39	.09	.10	.19	.10	—	.10	2.48
2017	2.48	.10	.05	.15	.10	—	.10	2.53
2018	2.53	.09	(.06)	.03	.11	—	.11	2.45
2019(i)	2.45	.04	(.01)	.03	.05	—	.05	2.43
Advisor Class
2014	2.59	.12	.02	.14	.14	—	.14	2.59
2015	2.59	.12	(.18)	(.06)	.14	—	.14	2.39
2016	2.39	.12	.10	.22	.13	—	.13	2.48
2017	2.48	.12	.05	.17	.13	—	.13	2.52
2018	2.52	.12	(.07)	.05	.13	—	.13	2.44
2019(i)	2.44	.06	—	.06	.07	—	.07	2.43
Institutional Class
2014	2.60	.13	.02	.15	.15	—	.15	2.60
2015	2.60	.12	(.17)	(.05)	.15	—	.15	2.40
2016	2.40	.12	.10	.22	.13	—	.13	2.49
2017	2.49	.13	.05	.18	.13	—	.13	2.54
2018	2.54	.12	(.07)	.05	.14	—	.14	2.45
2019(i)	2.45	.06	—	.06	.07	—	.07	2.44

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Period/ Year (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income		Expenses***		Net Investment Income		Portfolio Turnover Rate

5.38%	$621,618	1.21%		1.21%		4.67%		1.23%		4.65%		47%
(2.85)	567,249	1.21		1.21		4.39		1.23		4.37		47
9.07	571,028	1.22		1.22		4.76		1.24		4.74		55
6.79	572,631	1.21		1.21		4.57		1.23		4.55		65
1.88	523,932	1.22		1.22		4.46		1.24		4.44		67
2.26 ††	505,329	1.23	†	1.23	†	4.89	†	1.25	†	4.87	†	33	††

4.67	4,690	2.02		2.02		3.86		2.04		3.84		47
(3.65)	3,376	2.01		2.01		3.60		2.03		3.58		47
7.99	2,923	2.04		2.04		3.94		2.07		3.92		55
6.15	2,356	1.98		1.98		3.79		2.00		3.77		65
1.06	1,786	2.02		2.02		3.66		2.04		3.64		67
1.42 ††	1,517	2.07	†	2.07	†	4.04	†	2.09	†	4.02	†	33	††

5.42	31,132	.91		.91		4.83		.93		4.81		47
(2.47)	41,699	.93		.93		4.65		.95		4.63		47
9.34	68,198	.93		.94		5.02		.96		5.00		55
7.05	73,403	.94		.94		4.84		.96		4.82		65
2.17	79,880	.93		.93		4.76		.95		4.74		67
2.36 ††	80,264	1.04	†	1.04	†	5.07	†	1.06	†	5.05	†	33	††

5.59	42,941	.78		.78		5.07		.80		5.05		47
(2.28)	51,704	.78		.78		4.81		.80		4.79		47
9.58	62,340	.79		.79		5.19		.81		5.17		55
7.59	78,784	.78		.78		4.99		.80		4.97		65
1.91	33,545	.79		.79		4.88		.81		4.86		67
2.47 ††	36,666	.80	†	.80	†	5.30	†	.82	†	5.28	†	33	††

Financial Highlights (continued)

FIRST INVESTORS INCOME FUNDS

	P E R S H A R E D A T A
		Investment Operations					Less Distributions from
	Net Asset Value, Beginning of Period/ Year	Net Investment Income (c)		Net Realized and Unrealized Gain on Investments	Total From Investment Operations		Net Investment Income		Net Realized Gain	Total Distributions		Net Asset Value, End of Period/ Year
GOVERNMENT CASH MANAGEMENT FUND(f)
Class A
2014	$1.00	$—		—	$—		$—		—	$—		$1.00
2015	1.00	—		—	—		—		—	—		1.00
2016	1.00	—		—	—		—		—	—		1.00
2017	1.00	.00	(d)	—	.00	(d)	.00	(d)	—	.00	(d)	1.00
2018	1.00	.01		—	.01		.01		—	.01		1.00
2019(i)	1.00	.01		—	.01		.01		—	.01		1.00
Class B
2014	1.00	—		—	—		—		—	—		1.00
2015	1.00	—		—	—		—		—	—		1.00
2016	1.00	—		—	—		—		—	—		1.00
2017	1.00	—		—	—		—		—	—		1.00
2018	1.00	.00	(d)	—	.00	(d)	.00	(d)	—	.00	(d)	1.00
2019(i)	1.00	.01		—	.01		.01		—	.01		1.00
Institutional Class
2014	1.00	—		—	—		—		—	—		1.00
2015	1.00	—		—	—		—		—	—		1.00
2016	1.00	—		—	—		—		—	—		1.00
2017	1.00	.00	(d)	—	.00	(d)	.00	(d)	—	.00	(d)	1.00
2018	1.00	.01		—	.01		.01		—	.01		1.00
2019(i)	1.00	.01		—	.01		.01		—	.01		1.00

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period/ Year (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income		Expenses***		Net Investment Income (Loss)	Portfolio Turnover Rate

.00%		$108,088	.08%		.08%		.00%		1.02%		(.94)%	N/A
.00		109,566	.10		.10		.00		1.08		(.98)	N/A
.00		122,037	.33		.33		.00		1.05		(.72)	N/A
.08		127,079	.60		.60		.08		1.02		(.34)	N/A
.96		153,695	.60		.60		.98		1.01		.57	N/A
.87	††	177,586	.60	†	.60	†	1.74	†	.91	†	1.43 †	N/A

.00		404	.08		.08		.00		1.64		(1.56)	N/A
.00		287	.10		.10		.00		1.72		(1.62)	N/A
.00		248	.33		.33		.00		1.77		(1.44)	N/A
.00		161	.64		.64		.00		1.76		(1.12)	N/A
.17		101	1.35		1.35		.14		1.92		(.43)	N/A
.49	††	154	1.35	†	1.35	†	1.00	†	1.73	†	.62 †	N/A

.00		2,595	.08		.08		.00		.66		(.58)	N/A
.00		2,267	.10		.10		.00		.67		(.57)	N/A
.00		2,844	.33		.33		.00		.68		(.35)	N/A
.07		2,394	.60		.60		.06		.68		(.02)	N/A
.97		1	.60		.60		.96		.68		.88	N/A
.87	††	1	.60	†	.60	†	1.78	†	.80	†	1.58 †	N/A

Financial Highlights (continued)

FIRST INVESTORS INCOME FUNDS

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period/ Year	Net Investment Income(c)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period/ Year
INTERNATIONAL OPPORTUNITIES BOND FUND
Class A
2014	$9.84	$.21	$.07	$.28	$.27	—	$.27	$9.85
2015	9.85	.12	(1.06)	(.94)	.28	—	.28	8.63
2016	8.63	.20	.51	.71	.13	—	.13	9.21
2017	9.21	.22	.21	.43	.15	—	.15	9.49
2018	9.49	.23	(.64)	(.41)	.30	—	.30	8.78
2019(i)	8.78	.13	(.15)	(.02)	.16	—	.16	8.60
Advisor Class
2014	9.85	.24	.04	.28	.28	—	.28	9.85
2015	9.85	.14	(1.06)	(.92)	.29	—	.29	8.64
2016	8.64	.23	.51	.74	.13	—	.13	9.25
2017	9.25	.24	.23	.47	.16	—	.16	9.56
2018	9.56	.27	(.66)	(.39)	.30	—	.30	8.87
2019(i)	8.87	.14	(.15)	(.01)	.16	—	.16	8.70
Institutional Class
2014	9.85	.25	.06	.31	.28	—	.28	9.88
2015	9.88	.17	(1.08)	(.91)	.30	—	.30	8.67
2016	8.67	.24	.52	.76	.14	—	.14	9.29
2017	9.29	.22	.27	.49	.19	—	.19	9.59
2018	9.59	.28	(.65)	(.37)	.30	—	.30	8.92
2019(i)	8.92	.15	(.16)	(.01)	.12	—	.12	8.79

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Period/ Year (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income		Expenses***	Net Investment Income	Portfolio Turnover Rate

2.84%	$80,197	1.30%		1.30%		2.06%		1.41%	1.95%	76%
(9.72)	69,394	1.30		1.30		1.29		1.38	1.21	61
8.30	65,456	1.38		1.38		2.29		1.41	2.26	72
4.70	59,782	1.41		1.41		2.35		N/A	N/A	76
(4.50)	54,060	1.40		1.40		2.49		N/A	N/A	41
(.21 )††	49,291	1.44	†	1.44	†	3.10	†	N/A	N/A	17	††

2.81	33,851	1.10		1.10		2.21		N/A	N/A	76
(9.51)	50,912	1.04		1.04		1.56		N/A	N/A	61
8.70	50,749	1.08		1.08		2.60		N/A	N/A	72
5.07	68,162	1.11		1.11		2.66		N/A	N/A	76
(4.17)	87,491	1.08		1.08		2.82		N/A	N/A	41
(.07 )††	89,839	1.14	†	1.14	†	3.40	†	N/A	N/A	17	††

3.19	16,014	.93		.93		2.43		N/A	N/A	76
(9.36)	19,097	.90		.90		1.69		N/A	N/A	61
8.85	8,289	.93		.93		2.75		N/A	N/A	72
5.27	8,669	.94		.95		2.80		N/A	N/A	76
(4.03)	9,868	.93		.93		2.98		N/A	N/A	41
(.02 )††	18,836	.97	†	.97	†	3.57	†	N/A	N/A	17	††

Financial Highlights (continued)

FIRST INVESTORS INCOME FUNDS

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period/ Year	Net Investment Income(c)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period/ Year
INVESTMENT GRADE FUND
Class A
2014	$9.78	$.31	$.22	$.53	$.39	—	$.39	$9.92
2015	9.92	.28	(.17)	.11	.39	—	.39	9.64
2016	9.64	.27	.35	.62	.36	—	.36	9.90
2017	9.90	.26	(.17)	.09	.33	—	.33	9.66
2018	9.66	.26	(.42)	(.16)	.33	—	.33	9.17
2019(i)	9.17	.13	.29	.42	.16	—	.16	9.43
Class B
2014	9.76	.22	.22	.44	.33	—	.33	9.87
2015	9.87	.20	(.17)	.03	.33	—	.33	9.57
2016	9.57	.19	.34	.53	.27	—	.27	9.83
2017	9.83	.19	(.18)	.01	.23	—	.23	9.61
2018	9.61	.18	(.42)	(.24)	.24	—	.24	9.13
2019(i)	9.13	.09	.28	.37	.12	—	.12	9.38
Advisor Class
2014	9.78	.34	.20	.54	.40	—	.40	9.92
2015	9.92	.31	(.16)	.15	.40	—	.40	9.67
2016	9.67	.30	.34	.64	.37	—	.37	9.94
2017	9.94	.26	(.14)	.12	.35	—	.35	9.71
2018	9.71	.30	(.42)	(.12)	.36	—	.36	9.23
2019(i)	9.23	.15	.28	.43	.18	—	.18	9.48
Institutional Class
2014	9.79	.35	.23	.58	.43	—	.43	9.94
2015	9.94	.32	(.17)	.15	.43	—	.43	9.66
2016	9.66	.31	.35	.66	.40	—	.40	9.92
2017	9.92	.31	(.18)	.13	.37	—	.37	9.68
2018	9.68	.31	(.42)	(.11)	.37	—	.37	9.20
2019(i)	9.20	.15	.28	.43	.18	—	.18	9.45

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived, Assumed or Reimbursed
Total Return*	Net Assets End of Period/ Year (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income		Expenses***		Net Investment Income		Portfolio Turnover Rate

5.50%	$475,090	1.05%		1.05%		3.11%		1.16%		3.00%		49%
1.12	458,704	1.04		1.04		2.85		1.15		2.74		36
6.55	477,010	1.04		1.05		2.78		1.15		2.68		37
.97	462,999	1.04		1.04		2.68		1.15		2.57		52
(1.69)	400,673	1.06		1.06		2.80		1.17		2.69		58
4.68 ††	387,909	1.08	†	1.08	†	3.00	†	1.18	†	2.90	†	33	††

4.53	4,727	1.92		1.92		2.24		2.03		2.13		49
.27	3,623	1.92		1.92		1.98		2.03		1.87		36
5.61	2,907	1.92		1.92		1.91		2.03		1.80		37
.12	2,181	1.90		1.90		1.84		2.01		1.73		52
(2.50)	1,475	1.93		1.93		1.93		2.04		1.82		58
4.15 ††	1,444	1.94	†	1.94	†	2.14	†	2.04	†	2.04	†	33	††

5.61	44,351	.69		.69		3.38		.80		3.27		49
1.53	63,614	.73		.73		3.17		.84		3.06		36
6.78	83,659	.74		.74		3.08		.85		2.97		37
1.32	136,316	.72		.72		2.99		.82		2.89		52
(1.25)	180,286	.72		.72		3.15		.83		3.04		58
4.73 ††	197,002	.74	†	.74	†	3.34	†	.84	†	3.24	†	33	††

5.98	22,269	.63		.63		3.51		.74		3.40		49
1.48	15,025	.63		.63		3.26		.74		3.15		36
6.97	31,395	.63		.63		3.17		.74		3.06		37
1.41	26,127	.63		.63		3.10		.74		2.99		52
(1.18)	23,974	.64		.64		3.23		.75		3.12		58
4.78 ††	20,327	.66	†	.66	†	3.42	†	.76	†	3.32	†	33	††

Financial Highlights (continued)

FIRST INVESTORS INCOME FUNDS

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period/ Year	Net Investment Income (Loss)(c)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period/ Year
LIMITED DURATION BOND FUND (e)
Class A
2014(g)	$10.00	$—	$(.05)	$(.05)	$.06	—	$.06	$9.89
2015	9.89	.03	.04	.07	.20	—	.20	9.76
2016	9.76	(.03)	.15	.12	.22	—	.22	9.66
2017	9.66	.08	(.06)	.02	.21	—	.21	9.47
2018	9.47	—	(.05)	(.05)	.25	—	.25	9.17
2019(i)	9.17	.11	.09	.20	.13	—	.13	9.24
Advisor Class
2014(g)	10.00	.02	(.05)	(.03)	.06	—	.06	9.91
2015	9.91	.06	.05	.11	.22	—	.22	9.80
2016	9.80	—	.14	.14	.25	—	.25	9.69
2017	9.69	.13	(.08)	.05	.24	—	.24	9.50
2018	9.50	.03	(.05)	(.02)	.28	—	.28	9.20
2019(i)	9.20	.12	.08	.20	.14	—	.14	9.26
Institutional Class
2014(g)	10.00	.02	(.03)	(.01)	.07	—	.07	9.92
2015	9.92	.08	.04	.12	.23	—	.23	9.81
2016	9.81	.02	.14	.16	.27	—	.27	9.70
2017	9.70	.11	(.04)	.07	.25	—	.25	9.52
2018	9.52	.04	(.06)	(.02)	.29	—	.29	9.21
2019(i)	9.21	.13	.09	.22	.15	—	.15	9.28

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived, Assumed or Reimbursed
Total Return*		Net Assets End of Period/ Year (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income (Loss)		Expenses***		Net Investment Income (Loss)		Portfolio Turnover Rate

(.50	)%††	$8,911	1.05	%†	1.05	%†	.15	%†	3.37	%†	(2.17	)%†	19	%††
.67		26,852	1.05		1.05		.37		1.32		.10		57
1.21		48,342	1.05		1.05		(.25)		1.23		(.43)		54
.22		62,841	1.05		1.05		.85		1.22		.68		60
(.52)		247,902	.89		.89		.02		1.11		(.20)		102
2.21	††	241,720	.79	†	.79	†	2.30	†	1.04	†	2.05	†	35	††

(.28	)††	25,649	.75	†	.75	†	.46	†	1.02	†	.19	†	19	††
1.08		40,502	.75		.75		.66		1.09		.32		57
1.47		50,645	.75		.75		.04		1.01		(.22)		54
.54		31,638	.75		.75		1.14		1.02		.87		60
(.25)		35,498	.62		.62		.33		.84		.11		102
2.24	††	49,032	.51	†	.51	†	2.58	†	.84	†	2.25	†	35	††

(.14	)††	5,125	.60	†	.60	†	.53	†	3.32	†	(2.19	)†	19	††
1.21		6,747	.60		.60		.81		.92		.49		57
1.64		22,296	.60		.60		.20		.82		(.02)		54
.77		41,065	.60		.60		1.30		.82		1.08		60
(.19)		38,822	.47		.47		.46		.68		.25		102
2.43	††	37,563	.36	†	.36	†	2.71	†	.59	†	2.48	†	35	††

Financial Highlights (continued)

FIRST INVESTORS INCOME FUNDS

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period/ Year	Net Investment Income (a)(c)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain		Total Distributions	Net Asset Value, End of Period/ Year
STRATEGIC INCOME FUND
Class A
2014	$9.78	$.32	$.12	$.44	$.28	$.00	(d)	$.28	$9.94
2015	9.94	.34	(.57)	(.23)	.34	.07		.41	9.30
2016	9.30	.30	.22	.52	.32	.02		.34	9.48
2017	9.48	.30	.05	.35	.30	—		.30	9.53
2018	9.53	.31	(.32)	(.01)	.32	—		.32	9.20
2019(i)	9.20	.16	(.01)	.15	.16	—		.16	9.19
Advisor Class
2014	9.77	.36	.11	.47	.32	$.00	(d)	.32	9.92
2015	9.92	.38	(.56)	(.18)	.38	.07		.45	9.29
2016	9.29	.33	.23	.56	.36	.02		.38	9.47
2017	9.47	.29	.09	.38	.33	—		.33	9.52
2018	9.52	.34	(.32)	.02	.35	—		.35	9.19
2019(i)	9.19	.17	—	.17	.18	—		.18	9.18

*	Calculated without sales charges.
**	Net of expenses waived or assumed (Note 3).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note1G).
†	Annualized
††	Not annualized
(a)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Based on average shares during the period.
(d)	Due to rounding, amount is less than .005 per share.
(e)	Prior to January 31, 2018, known as Limited Duration High Quality Bond Fund.
(f)	Prior to October 3, 2016, known as Cash Management Fund.
(g)	For the period May 19, 2014 (commencement of operations) to September 30, 2014.
(h)	For the period October 21, 2013 (commencement of operations) to September 30, 2014.
(i)	For the period October 1, 2018 to March 31, 2019.

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived, Assumed or Reimbursed
Total Return*	Net Assets End of Period/ Year (in thousands)	Net Expenses After Fee Credits(b)		Net Expenses Before Fee Credits***(b)		Net Investment Income(a)		Expenses***		Net Investment Income		Portfolio Turnover Rate

4.55%	$101,540	.80%		.80%		3.18%		.68	%(b)	3.30	%(a)	20%
(2.37)	131,734	.59		.59		3.55		N/A		N/A		40
5.64	149,190	.58		.58		3.19		N/A		N/A		49
3.73	162,789	.57		.57		3.24		N/A		N/A		37
(.10)	152,180	.56		.56		3.36		N/A		N/A		58
1.66 ††	147,501	.60	†	.60	†	3.42	†	N/A		N/A		43	††

4.82	323	.36		.36		3.62		.29	(b)	3.69	(a)	20
(1.93)	306	.19		.19		3.95		N/A		N/A		40
6.14	415	.17		.17		3.59		N/A		N/A		49
4.14	963	.18		.18		3.66		N/A		N/A		37
.22	759	.21		.21		3.70		N/A		N/A		58
1.85 ††	830	.27	†	.27	†	3.77	†	N/A		N/A		43	††

Financial Highlights

FIRST INVESTORS EQUITY FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended September 30, except as otherwise indicated.

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period/ Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period/ Year
COVERED CALL STRATEGY FUND
Class A
2016(d)	$10.00	$.06	$.33	$.39	$.03	$—	$.03	$10.36
2017	10.36	.10	.85	.95	.11	.02	.13	11.18
2018	11.18	.11	.64	.75	.10	—	.10	11.83
2019(f)	11.83	.07	(.55)	(.48)	.07	—	.07	11.28
Advisor Class
2016(d)	10.00	.08	.32	.40	.06	—	.06	10.34
2017	10.34	.13	.86	.99	.15	.02	.17	11.16
2018	11.16	.14	.64	.78	.14	—	.14	11.80
2019(f)	11.80	.08	(.56)	(.48)	.08	—	.08	11.24
Institutional Class
2016(d)	10.00	.09	.33	.42	.07	—	.07	10.35
2017	10.35	.16	.85	1.01	.17	.02	.19	11.17
2018	11.17	.16	.63	.79	.24	—	.24	11.72
2019(f)	11.72	.10	(.55)	(.45)	.10	—	.10	11.17

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period/ Year (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income		Expenses***		Net Investment Income		Portfolio Turnover Rate

3.94	%††	$48,514	1.30	%†	1.30	%†	1.19	%†	1.73	%†	.76	%†	83	%††
9.17		167,906	1.30		1.30		1.18		1.36		1.12		121
6.79		237,103	1.30		1.30		.95		1.28		.97		107
(4.00	)††	228,791	1.34	†	1.34	†	1.32	†	1.31		1.35		16	††

4.05	††	39,129	.97	†	.97	†	1.64	†	1.50	†	1.11	†	83	††
9.62		109,360	.97		.97		1.53		1.06		1.44		121
7.09		114,275	.97		.97		1.25		1.03		1.19		107
(3.99	)††	85,855	1.17	†	1.17	†	1.47	†	1.09		1.55		16	††

4.18	††	4,214	.84	†	.84	†	1.76	†	1.25	†	1.35	†	83	††
9.77		7,334	.84		.84		1.65		.96		1.53		121
7.19		2,913	.84		.84		1.38		.89		1.33		107
(3.81	)††	2,309	.88	†	.88	†	1.78	†	.91		1.75		16	††

Financial Highlights (continued)

FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period/ Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period/ Year
EQUITY INCOME FUND
Class A
2014	$8.99	$.13	$1.16	$1.29	$.14	$.15	$.29	$9.99
2015	9.99	.15	(.54)	(.39)	.15	.46	.61	8.99
2016	8.99	.16	1.08	1.24	.16	.35	.51	9.72
2017	9.72	.16	1.22	1.38	.21	.18	.39	10.71
2018	10.71	.26	.65	.91	.17	.36	.53	11.09
2019(f)	11.09	.08	(.59)	(.51)	.17	1.14	1.31	9.27
Class B
2014	8.84	.05	1.13	1.18	.05	.15	.20	9.82
2015	9.82	.06	(.53)	(.47)	.07	.46	.53	8.82
2016	8.82	.08	1.06	1.14	.09	.35	.44	9.52
2017	9.52	.08	1.19	1.27	.12	.18	.30	10.49
2018	10.49	.16	.65	.81	.10	.36	.46	10.84
2019(f)	10.84	.04	(.59)	(.55)	.11	1.14	1.25	9.04
Advisor Class
2014	8.99	.17	1.13	1.30	.15	.15	.30	9.99
2015	9.99	.19	(.55)	(.36)	.17	.46	.63	9.00
2016	9.00	.20	1.08	1.28	.19	.35	.54	9.74
2017	9.74	.19	1.23	1.42	.21	.18	.39	10.77
2018	10.77	.31	.65	.96	.21	.36	.57	11.16
2019(f)	11.16	.10	(.60)	(.50)	.18	1.14	1.32	9.34
Institutional Class
2014	9.02	.17	1.16	1.33	.17	.15	.32	10.03
2015	10.03	.19	(.55)	(.36)	.17	.46	.63	9.04
2016	9.04	.20	1.09	1.29	.20	.35	.55	9.78
2017	9.78	.37	1.06	1.43	.31	.18	.49	10.72
2018	10.72	.31	.66	.97	.21	.36	.57	11.12
2019(f)	11.12	.10	(.60)	(.50)	.22	1.14	1.36	9.26

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Period/ Year (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income		Expenses***	Net Investment Income	Portfolio Turnover Rate

14.48%	$510,981	1.21%		1.22%		1.33%		N/A	N/A	27%
(4.31)	485,342	1.21		1.21		1.52		N/A	N/A	23
14.16	529,327	1.22		1.22		1.72		N/A	N/A	22
14.46	564,918	1.20		1.20		1.58		N/A	N/A	15
8.68	545,810	1.20		1.20		2.42		N/A	N/A	35
(3.41)††	498,834	1.22	†	1.22	†	1.70	†	N/A	N/A	26	††

13.49	5,721	2.06		2.06		.49		N/A	N/A	27
(5.16)	3,847	2.06		2.06		.67		N/A	N/A	23
13.20	3,446	2.07		2.07		.87		N/A	N/A	22
13.48	3,012	2.03		2.03		.76		N/A	N/A	15
7.89	2,562	2.04		2.04		1.54		N/A	N/A	35
(3.90)††	2,200	2.06	†	2.06	†	.86	†	N/A	N/A	26	††

14.57	32,160	.81		.81		1.71		N/A	N/A	27
(3.96)	38,482	.84		.84		1.90		N/A	N/A	23
14.63	54,576	.85		.85		2.08		N/A	N/A	22
14.87	71,611	.84		.84		1.94		N/A	N/A	15
9.09	80,387	.85		.85		2.79		N/A	N/A	35
(3.25)††	78,539	.85	†	.85	†	2.07	†	N/A	N/A	26	††

14.88	7,399	.80		.80		1.76		N/A	N/A	27
(3.97)	9,773	.81		.81		1.93		N/A	N/A	23
14.67	2,448	.78		.78		2.08		N/A	N/A	22
14.84	2,193	.80		.80		2.02		N/A	N/A	15
9.21	2,499	.80		.80		2.81		N/A	N/A	35
(3.24)††	1,998	.81	†	.81	†	2.05	†	N/A	N/A	26	††

Financial Highlights (continued)

FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period/ Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income		Net Realized Gain	Total Distributions		Net Asset Value, End of Period/ Year
GLOBAL FUND
Class A
2014	$8.01	$—	$.80	$.80	$.04		$.11	$.15		$8.66
2015	8.66	—	.11	.11	—		1.51	1.51		7.26
2016	7.26	.01	.43	.44	.00	(b)	.40	.40		7.30
2017	7.30	.02	1.29	1.31	.01		—	.01		8.60
2018	8.60	(.01)	.89	.88	.04		.63	.67		8.81
2019(f)	8.81	.01	(.66)	(.65)	—		1.00	1.00		7.16
Class B
2014	6.86	(.06)	.69	.63	—		.11	.11		7.38
2015	7.38	(.05)	.10	.05	—		1.51	1.51		5.92
2016	5.92	(.04)	.36	.32	—		.40	.40		5.84
2017	5.84	(.03)	1.02	.99	.00	(b)	—	.00	(b)	6.83
2018	6.83	(.07)	.70	.63	.03		.63	.66		6.80
2019(f)	6.80	(.01)	(.54)	(.55)	—		1.00	1.00		5.25
Advisor Class
2014	8.01	—	.82	.82	—		.11	.11		8.72
2015	8.72	.03	.12	.15	—		1.51	1.51		7.36
2016	7.36	.04	.44	.48	.01		.40	.41		7.43
2017	7.43	.06	1.31	1.37	.02		—	.02		8.78
2018	8.78	.02	.91	.93	.05		.63	.68		9.03
2019(f)	9.03	.02	(.67)	(.65)	—		1.00	1.00		7.38
Institutional Class
2014	8.02	—	.84	.84	—		.11	.11		8.75
2015	8.75	.04	.11	.15	—		1.51	1.51		7.39
2016	7.39	.04	.45	.49	.01		.40	.41		7.47
2017	7.47	.06	1.31	1.37	.02		—	.02		8.82
2018	8.82	.03	.91	.94	.05		.63	.68		9.08
2019(f)	9.08	.03	(.68)	(.65)	—		1.00	1.00		7.43

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**					Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period/ Year (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income (Loss)	Expenses***	Net Investment Income (Loss)	Portfolio Turnover Rate

10.00%		$332,416	1.49%		1.49%		.03%	1.54%	(.02)%	154%
.87		331,382	1.47		1.47		(.01)	1.52	(.06)	97
6.03		339,956	1.47		1.47		.09	1.52	.04	94
17.99		379,176	1.44		1.44		.30	1.49	.25	117
10.69		393,697	1.43		1.43		(.16)	1.48	(.21)	132
(5.95	)††	356,080	1.46	†	1.46	†	.26 †	1.49	.23	81	††

9.18		4,023	2.31		2.31		(.79)	2.36	(.84)	154
.09		3,405	2.28		2.28		(.82)	2.33	(.87)	97
5.29		2,937	2.27		2.27		(.72)	2.32	(.77)	94
16.98		2,642	2.24		2.24		(.52)	2.29	(.57)	117
9.70		2,309	2.23		2.23		(.97)	2.28	(1.02)	132
(6.28	)††	1,938	2.25	†	2.25	†	.54 †	2.29	(.58)	81	††

10.24		66,590	1.06		1.06		.53	1.11	.48	154
1.37		114,556	1.06		1.06		.43	1.11	.38	97
6.48		169,088	1.05		1.05		.53	1.10	.48	94
18.46		191,839	1.04		1.04		.70	1.09	.65	117
11.03		228,234	1.05		1.05		.25	1.10	.20	132
(5.79	)††	227,833	1.08	†	1.08	†	.65 †	1.12	.61	81	††

10.48		3,001	1.03		1.03		.48	1.08	.43	154
1.37		2,955	1.02		1.02		.45	1.07	.40	97
6.61		3,288	1.01		1.01		.55	1.06	.50	94
18.38		3,800	1.00		1.00		.74	1.05	.69	117
11.12		4,419	1.00		1.00		.29	1.05	.24	132
(5.77	)††	3,285	1.02	†	1.02	†	.69 †	1.05	.66	81	††

Financial Highlights (continued)

FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period/ Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period/ Year
GROWTH & INCOME FUND
Class A
2014	$20.54	$.18	$2.92	$3.10	$.20	$.68	$.88	$22.76
2015	22.76	.20	(1.37)	(1.17)	.19	1.05	1.24	20.35
2016	20.35	.26	2.07	2.33	.24	.93	1.17	21.51
2017	21.51	.25	2.66	2.91	.37	.75	1.12	23.30
2018	23.30	.26	2.11	2.37	.32	.94	1.26	24.41
2019(f)	24.41	.14	(1.64)	(1.50)	.13	4.02	4.15	18.76
Class B
2014	19.26	—	2.73	2.73	—	.68	.68	21.31
2015	21.31	.02	(1.27)	(1.25)	.04	1.05	1.09	18.97
2016	18.97	.10	1.91	2.01	.08	.93	1.01	19.97
2017	19.97	.08	2.45	2.53	.13	.75	.88	21.62
2018	21.62	.06	1.96	2.02	.08	.94	1.02	22.62
2019(f)	22.62	.05	(1.54)	(1.49)	.05	4.02	4.07	17.06
Advisor Class
2014	20.54	.27	2.91	3.18	.20	.68	.88	22.84
2015	22.84	.29	(1.38)	(1.09)	.24	1.05	1.29	20.46
2016	20.46	.35	2.08	2.43	.29	.93	1.22	21.67
2017	21.67	.33	2.69	3.02	.48	.75	1.23	23.46
2018	23.46	.35	2.11	2.46	.40	.94	1.34	24.58
2019(f)	24.58	.17	(1.64)	(1.47)	.16	4.02	4.18	18.93
Institutional Class
2014	20.55	.27	2.92	3.19	.28	.68	.96	22.78
2015	22.78	.29	(1.39)	(1.10)	.24	1.05	1.29	20.39
2016	20.39	.35	2.07	2.42	.30	.93	1.23	21.58
2017	21.58	.34	2.67	3.01	.45	.75	1.20	23.39
2018	23.39	.36	2.12	2.48	.41	.94	1.35	24.52
2019(f)	24.52	.18	(1.65)	(1.47)	.18	4.02	4.20	18.85

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Period/ Year (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income		Expenses***	Net Investment Income	Portfolio Turnover Rate

15.26%	$1,632,920	1.15%		1.15%		.80%		N/A	N/A	22%
(5.62)	1,496,803	1.15		1.15		.89		N/A	N/A	23
11.72	1,588,423	1.16		1.16		1.28		N/A	N/A	23
13.99	1,675,590	1.15		1.15		1.13		N/A	N/A	16
10.35	1,653,563	1.14		1.14		1.08		N/A	N/A	34
(4.27)††	1,505,650	1.16	†	1.16	†	1.37	†	N/A	N/A	41	††

14.32	25,497	1.93		1.93		.02		N/A	N/A	22
(6.33)	19,316	1.93		1.93		.11		N/A	N/A	23
10.82	17,047	1.94		1.94		.50		N/A	N/A	23
13.14	14,310	1.93		1.93		.35		N/A	N/A	16
9.49	12,023	1.93		1.93		.29		N/A	N/A	34
(4.63)††	9,995	1.95	†	1.95	†	.58	†	N/A	N/A	41	††

15.67	123,039	.74		.74		1.17		N/A	N/A	22
(5.24)	141,229	.75		.75		1.29		N/A	N/A	23
12.18	132,486	.77		.77		1.68		N/A	N/A	23
14.42	166,851	.78		.78		1.50		N/A	N/A	16
10.73	142,220	.79		.79		1.44		N/A	N/A	34
(4.09)††	143,755	.84	†	.84	†	1.69	†	N/A	N/A	41	††

15.75	9,746	.74		.74		1.21		N/A	N/A	22
(5.27)	9,380	.75		.75		1.29		N/A	N/A	23
12.18	10,596	.74		.74		1.70		N/A	N/A	23
14.47	10,839	.74		.74		1.54		N/A	N/A	16
10.85	11,067	.74		.74		1.49		N/A	N/A	34
(4.10)††	8,419	.75	†	.75	†	1.78	†	N/A	N/A	41	††

Financial Highlights (continued)

FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period/ Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income		Net Realized Gain	Total Distributions		Net Asset Value, End of Period/ Year
HEDGED U.S. EQUITY OPPORTUNITIES FUND
Class A
2016(c)	$10.00	$—	$(.09)	$(.09)	$—		$—	$—		$9.91
2017	9.91	(.02)	.88	.86	—		—	—		10.77
2018	10.77	(.03)	1.16	1.13	—		—	—		11.90
2019(f)	11.90	—	(.03)	(.03)	—		.21	.21		11.66
Advisor Class
2016(c)	10.00	—	(.09)	(.09)	—		—	—		9.91
2017	9.91	.01	.89	.90	.00	(b)	—	.00	(b)	10.81
2018	10.81	.02	1.16	1.18	—		—	—		11.99
2019(f)	11.99	.02	(.04)	(.02)	—		.21	.21		11.76
Institutional Class
2016(c)	10.00	.01	(.10)	(.09)	—		—	—		9.91
2017	9.91	.02	.89	.91	.00	(b)	—	.00	(b)	10.82
2018	10.82	.02	1.17	1.19	—		—	—		12.01
2019(f)	12.01	.03	(.03)	—	—		.21	.21		11.80

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period/ Year (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income (Loss)		Expenses***		Net Investment Income (Loss)		Portfolio Turnover Rate

(.90	)%††	$9,265	1.75	%†	1.75	%†	(.02	)%†	4.24	%†	(2.51	)%†	7	%††
8.68		44,228	1.75		1.75		(.21)		2.09		(.55)		75
10.49		66,746	1.75		1.75		(.22)		1.76		(.23)		56
(0.08	)††	76,399	1.75	†	1.75	†	.04	†	1.69	†	.10	†	20	††

(.90	)††	24,539	1.42	†	1.42	†	.26	†	3.37	†	(1.69	)†	7	††
9.11		33,770	1.42		1.42		.10		1.76		(.24)		75
10.92		94,955	1.42		1.42		.16		1.40		.18		56
0.01	††	105,027	1.42	†	1.42	†	.37	†	1.44	†	.35	†	20	††

(.90	)††	99	1.31	†	1.31	†	.30	†	3.24	†	(1.63	)†	7	††
9.21		472	1.31		1.31		.23		1.74		(.20)		75
11.00		574	1.31		1.31		.21		1.39		.13		56
0.19	††	549	1.31	†	1.31	†	.47	†	1.30	†	.48	†	20	††

Financial Highlights (continued)

FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period/ Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period/ Year
INTERNATIONAL FUND
Class A
2014	$12.53	$.05	$.50	$.55	$.02	$—	$.02	$13.06
2015	13.06	.05	(.41)	(.36)	.05	—	.05	12.65
2016	12.65	.06	1.05	1.11	.05	—	.05	13.71
2017	13.71	.02	2.02	2.04	.07	—	.07	15.68
2018	15.68	.01	.28	.29	.02	—	.02	15.95
2019(f)	15.95	(.02)	(.12)	(.14)	.03	.96	.99	14.82
Class B
2014	11.98	(.05)	.47	.42	—	—	—	12.40
2015	12.40	(.06)	(.38)	(.44)	—	—	—	11.96
2016	11.96	(.06)	1.00	.94	.03	—	.03	12.87
2017	12.87	(.09)	1.90	1.81	.05	—	.05	14.63
2018	14.63	(.11)	.26	.15	—	—	—	14.78
2019(f)	14.78	(.08)	(.12)	(.20)	—	.96	.96	13.62
Advisor Class
2014	12.55	.14	.44	.58	—	—	—	13.13
2015	13.13	.11	(.43)	(.32)	.05	—	.05	12.76
2016	12.76	.11	1.06	1.17	.06	—	.06	13.87
2017	13.87	.08	2.05	2.13	.08	—	.08	15.92
2018	15.92	.08	.27	.35	.03	—	.03	16.24
2019(f)	16.24	—	(.12)	(.12)	.04	.96	1.00	15.12
Institutional Class
2014	12.56	.12	.51	.63	—	—	—	13.19
2015	13.19	.12	(.43)	(.31)	.10	—	.10	12.78
2016	12.78	.13	1.07	1.20	.07	—	.07	13.91
2017	13.91	.09	2.05	2.14	.09	—	.09	15.96
2018	15.96	.09	.29	.38	.04	—	.04	16.30
2019(f)	16.30	.01	(.12)	(.11)	.05	.96	1.01	15.18

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**					Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Period/ Year (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income (Loss)	Expenses***	Net Investment Income	Portfolio Turnover Rate

4.43%	$193,174	1.66%		1.66%		.39%	N/A	N/A	34%
(2.78)	194,991	1.64		1.64		.40	N/A	N/A	27
8.80	209,205	1.61		1.61		.45	N/A	N/A	28
15.00	238,770	1.58		1.58		.17	N/A	N/A	38
1.83	259,683	1.56		1.56		.09	N/A	N/A	36
(.07 )††	254,909	1.58	†	1.58	†	(.31 )†	N/A	N/A	40	††

3.51	2,893	2.49		2.49		(.42)	N/A	N/A	34
(3.55)	2,094	2.47		2.47		(.49)	N/A	N/A	27
7.83	1,607	2.45		2.45		(.45)	N/A	N/A	28
14.12	1,465	2.40		2.40		(.68)	N/A	N/A	38
1.03	1,239	2.38		2.38		(.76)	N/A	N/A	36
(.50 )††	1,092	2.41	†	2.41	†	(1.15)†	N/A	N/A	40	††

4.62	35,249	1.27		1.27		.98	N/A	N/A	34
(2.45)	57,623	1.24		1.24		.83	N/A	N/A	27
9.22	81,525	1.23		1.24		.85	N/A	N/A	28
15.50	111,334	1.18		1.18		.59	N/A	N/A	38
2.21	136,628	1.18		1.18		.48	N/A	N/A	36
.09 ††	144,283	1.22	†	1.22	†	.06 †	N/A	N/A	40	††

5.02	2,357	1.17		1.17		.93	N/A	N/A	34
(2.33)	2,347	1.14		1.14		.89	N/A	N/A	27
9.39	2,695	1.12		1.12		.95	N/A	N/A	28
15.54	3,274	1.09		1.09		.65	N/A	N/A	38
2.36	3,509	1.09		1.09		.56	N/A	N/A	36
.14 ††	2,783	1.09	†	1.09	†	.17 †	N/A	N/A	40	††

Financial Highlights (continued)

FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period/ Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period/ Year
OPPORTUNITY FUND
Class A
2014	$38.13	$.07	$5.29	$5.36	$.16	$2.43	$2.59	$40.90
2015	40.90	.04	(.39)	(.35)	.06	2.70	2.76	37.79
2016	37.79	.20	2.52	2.72	.04	3.18	3.22	37.29
2017	37.29	.11	6.03	6.14	.22	1.35	1.57	41.86
2018	41.86	.39	2.31	2.70	.12	2.38	2.50	42.06
2019(f)	42.06	.05	(2.32)	(2.27)	.38	3.41	3.79	36.00
Class B
2014	32.27	(.21)	4.47	4.26	—	2.43	2.43	34.10
2015	34.10	(.23)	(.29)	(.52)	—	2.70	2.70	30.88
2016	30.88	(.07)	2.05	1.98	—	3.18	3.18	29.68
2017	29.68	(.16)	4.77	4.61	.18	1.35	1.53	32.76
2018	32.76	.04	1.81	1.85	.07	2.38	2.45	32.16
2019(f)	32.16	(.07)	(1.90)	(1.97)	.34	3.41	3.75	26.44
Advisor Class
2014	38.18	.23	5.22	5.45	—	2.43	2.43	41.20
2015	41.20	.16	(.40)	(.24)	.08	2.70	2.78	38.18
2016	38.18	.30	2.56	2.86	.07	3.18	3.25	37.79
2017	37.79	.24	6.12	6.36	.24	1.35	1.59	42.56
2018	42.56	.61	2.27	2.88	.15	2.38	2.53	42.91
2019(f)	42.91	.12	(2.37)	(2.25)	.40	3.41	3.81	36.85
Institutional Class
2014	38.21	.24	5.30	5.54	.17	2.43	2.60	41.15
2015	41.15	.22	(.40)	(.18)	.20	2.70	2.90	38.07
2016	38.07	.36	2.54	2.90	.08	3.18	3.26	37.71
2017	37.71	.27	6.12	6.39	.26	1.35	1.61	42.49
2018	42.49	.59	2.33	2.92	.16	2.38	2.54	42.87
2019(f)	42.87	.14	(2.36)	(2.22)	.43	3.41	3.84	36.81

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**					Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Period/ Year (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income (Loss)	Expenses***	Net Investment Income	Portfolio Turnover Rate

14.20%	$805,113	1.20%		1.20%		.16%	N/A	N/A	34%
(1.16)	818,955	1.20		1.20		.11	N/A	N/A	37
7.39	880,274	1.22		1.22		.54	N/A	N/A	36
16.99	1,002,618	1.20		1.20		.27	N/A	N/A	32
6.49	1,010,312	1.20		1.20		.93	N/A	N/A	35
(3.97)††	943,678	1.26	†	1.26	†	.27 †	N/A	N/A	40	††

13.32	12,145	1.99		1.99		(.63)	N/A	N/A	34
(1.94)	9,691	1.97		1.97		(.67)	N/A	N/A	37
6.58	8,606	1.99		1.99		(.22)	N/A	N/A	36
16.12	7,557	1.96		1.96		(.49)	N/A	N/A	32
5.65	6,202	1.96		1.96		.12	N/A	N/A	35
(4.30)††	5,276	1.98	†	1.98	†	(.46 )†	N/A	N/A	40	††

14.43	35,733	.90		.90		.51	N/A	N/A	34
(.87)	48,322	.91		.91		.40	N/A	N/A	37
7.69	73,477	.93		.93		.83	N/A	N/A	36
17.37	81,773	.88		.88		.59	N/A	N/A	32
6.82	149,481	.89		.89		1.42	N/A	N/A	35
(3.82)††	151,157	.90	†	.90	†	.63 †	N/A	N/A	40	††

14.66	3,838	.79		.79		.58	N/A	N/A	34
(.74)	4,228	.78		.78		.52	N/A	N/A	37
7.84	4,975	.79		.79		.98	N/A	N/A	36
17.49	5,678	.78		.78		.70	N/A	N/A	32
6.95	5,793	.77		.77		1.38	N/A	N/A	35
(3.74)††	4,600	.78	†	.78	†	.74 †	N/A	N/A	40	††

Financial Highlights (continued)

FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period/ Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income		Net Realized Gain	Total Distributions		Net Asset Value, End of Period/ Year
PREMIUM INCOME FUND
Class A
2018(e)	$10.00	$.08	$.23	$.31	$.05		$—	$.05		$10.26
2019(f)	10.26	.09	—	.09	.08		.10	.18		10.17
Advisor Class
2018(e)	10.00	.10	.22	.32	.06		—	.06		10.26
2019(f)	10.26	.10	—	.10	.08		.10	.18		10.18
Institutional Class
2018(e)	10.00	.10	.23	.33	.17		—	.17		10.16
2019(f)	10.16	.10	(.26)	(.16)	4.36		.10	4.46		5.54

SELECT GROWTH FUND
Class A
2014	$9.24	$—	$1.73	$1.73	$.00	(b)	$—	$.00	(b)	$10.97
2015	10.97	.02	.65	.67	.00	(b)	—	.00	(b)	11.64
2016	11.64	.02	.73	.75	.02		1.13	1.15		11.24
2017	11.24	—	2.38	2.38	.03		1.55	1.58		12.04
2018	12.04	(.01)	2.66	2.65	.01		1.07	1.08		13.61
2019(f)	13.61	.02	(.64)	(.62)	—		.62	.62		12.37
Class B
2014	8.34	(.07)	1.55	1.48	—		—	—		9.82
2015	9.82	(.07)	.59	.52	—		—	—		10.34
2016	10.34	(.06)	.65	.59	.00	(b)	1.13	1.13		9.80
2017	9.80	(.07)	2.02	1.95	.02		1.55	1.57		10.18
2018	10.18	(.09)	2.21	2.12	—		1.07	1.07		11.23
2019(f)	11.23	(.02)	(.54)	(.56)	—		.62	.62		10.05
Advisor Class
2014	9.26	.06	1.69	1.75	—		—	—		11.01
2015	11.01	.07	.66	.73	.01		—	.01		11.73
2016	11.73	.07	.73	.80	.03		1.13	1.16		11.37
2017	11.37	.05	2.40	2.45	.04		1.55	1.59		12.23
2018	12.23	.04	2.71	2.75	.02		1.07	1.09		13.89
2019(f)	13.89	.04	(.65)	(.61)	.01		.62	.63		12.65
Institutional Class
2014	9.27	.05	1.74	1.79	—		—	—		11.06
2015	11.06	.07	.66	.73	.02		—	.02		11.77
2016	11.77	.07	.74	.81	.03		1.13	1.16		11.42
2017	11.42	.05	2.41	2.46	.04		1.55	1.59		12.29
2018	12.29	.05	2.72	2.77	.02		1.07	1.09		13.97
2019(f)	13.97	.04	(.65)	(.61)	.01		.62	.63		12.73

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period/ Year (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income (Loss)		Expenses***		Net Investment Income		Portfolio Turnover Rate

3.06	%††	$41,688	1.30	%†	1.30	%†	1.57	%†	2.07	%†	.80	%†	77	%††
.90	††	60,449	1.30	†	1.30	†	1.73	†	1.42	†	1.61	†	32	††

3.18	††	34,170	1.02	†	1.02	†	1.86	†	1.52	†	1.36	†	77	††
1.03	††	63,243	1.04	†	1.04	†	2.01	†	1.14	†	1.91	†	32	††

3.27	††	3,877	.89	†	.89	†	1.88	†	1.88	†	.89	†	77	††
1.19	††	39	.90	†	.90	†	2.06	†	1.05	†	1.91	†	32	††

18.77%		$330,595	1.27%		1.27%		.03%		N/A		N/A		33%
6.12		352,651	1.25		1.25		.16		N/A		N/A		48
6.50		373,279	1.27		1.27		.22		N/A		N/A		59
24.16		444,933	1.25		1.25		.00		N/A		N/A		58
23.22		570,309	1.22		1.22		(.06)		N/A		N/A		37
(3.83	)††	557,068	1.22	†	1.22	†	.29	†	N/A		N/A		20	††

17.75		4,868	2.06		2.06		(.76)		N/A		N/A		33
5.30		4,101	2.03		2.03		(.63)		N/A		N/A		48
5.71		3,393	2.03		2.03		(.56)		N/A		N/A		59
23.13		3,163	2.01		2.01		(.75)		N/A		N/A		58
22.21		2,997	1.98		1.98		(.82)		N/A		N/A		37
(4.12	)††	2,544	1.98	†	1.98	†	(.47	)†	N/A		N/A		20	††

18.90		31,902	.83		.83		.51		N/A		N/A		33
6.61		46,793	.84		.84		.57		N/A		N/A		48
6.93		66,588	.85		.86		.62		N/A		N/A		59
24.61		81,203	.84		.84		.40		N/A		N/A		58
23.74		194,554	.83		.83		.34		N/A		N/A		37
(3.68	)††	203,092	.89	†	.89	†	.62	†	N/A		N/A		20	††

19.31		3,057	.83		.83		.48		N/A		N/A		33
6.56		3,608	.82		.82		.59		N/A		N/A		48
7.00		3,915	.83		.83		.66		N/A		N/A		59
24.61		4,950	.82		.82		.43		N/A		N/A		58
23.81		7,836	.80		.80		.35		N/A		N/A		37
(3.62	)††	6,613	.79	†	.79	†	.71	†	N/A		N/A		20	††

Financial Highlights (continued)

FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period/ Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period/ Year
SPECIAL SITUATIONS FUND
Class A
2014	$28.07	$.02	$3.16	$3.18	$—	$4.60	$4.60	$26.65
2015	26.65	.02	.07	.09	.04	1.43	1.47	25.27
2016	25.27	.17	2.36	2.53	.02	1.44	1.46	26.34
2017	26.34	—	5.24	5.24	.16	.24	.40	31.18
2018	31.18	.03	2.29	2.32	.01	.87	.88	32.62
2019(f)	32.62	.06	(3.81)	(3.75)	.08	3.83	3.91	24.96
Class B
2014	23.45	(.17)	2.62	2.45	—	4.60	4.60	21.30
2015	21.30	(.16)	.08	(.08)	—	1.43	1.43	19.79
2016	19.79	(.02)	1.81	1.79	—	1.44	1.44	20.14
2017	20.14	(.19)	4.01	3.82	.13	.24	.37	23.59
2018	23.59	(.17)	1.73	1.56	—	.87	.87	24.28
2019(f)	24.28	(.03)	(2.95)	(2.98)	.05	3.83	3.88	17.42
Advisor Class
2014	28.09	.12	3.10	3.22	—	4.60	4.60	26.71
2015	26.71	.10	.08	.18	.08	1.43	1.51	25.38
2016	25.38	.23	2.39	2.62	.04	1.44	1.48	26.52
2017	26.52	.08	5.29	5.37	.18	.24	.42	31.47
2018	31.47	.14	2.32	2.46	.04	.87	.91	33.02
2019(f)	33.02	.11	(3.87)	(3.76)	.10	3.83	3.93	25.33
Institutional Class
2014	28.14	.14	3.16	3.30	—	4.60	4.60	26.84
2015	26.84	.14	.08	.22	.16	1.43	1.59	25.47
2016	25.47	.28	2.39	2.67	.05	1.44	1.49	26.65
2017	26.65	.12	5.31	5.43	.18	.24	.42	31.66
2018	31.66	.17	2.34	2.51	.05	.87	.92	33.25
2019(f)	33.25	.13	(3.89)	(3.76)	.12	3.83	3.95	25.54

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**					Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period/ Year (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income (Loss)	Expenses***	Net Investment Income (Loss)	Portfolio Turnover Rate

11.65%		$425,957	1.33%		1.33%		.06%	1.38%	.01%	55%
.12		432,235	1.32		1.32		.07	1.33	.06	43
10.35		472,720	1.33		1.34		.68	1.34	.68	39
20.06		549,780	1.31		1.31		(.01)	N/A	N/A	27
7.50		580,730	1.29		1.29		.08	N/A	N/A	48
(10.08	)††	512,211	1.32	†	1.32	†	.48 †	N/A	N/A	37	††

10.71		4,441	2.16		2.16		(.77)	2.21	(.82)	55
(.67)		3,618	2.13		2.13		(.74)	2.14	(.75)	43
9.43		3,301	2.14		2.14		(.12)	2.15	(.13)	39
19.13		3,081	2.10		2.10		(.80)	N/A	N/A	27
6.65		2,626	2.07		2.07		(.71)	N/A	N/A	48
(10.44	)††	2,108	2.10	†	2.10	†	(.31 )†	N/A	N/A	37	††

11.82		26,458	1.01		1.01		.39	1.06	.34	55
.46		38,790	1.02		1.03		.37	1.04	.36	43
10.67		59,159	1.03		1.03		.94	1.04	.93	39
20.45		120,912	.97		.97		.34	N/A	N/A	27
7.86		140,657	.95		.95		.43	N/A	N/A	48
(9.97	)††	130,647	1.02	†	1.02	†	.79 †	N/A	N/A	37	††

12.10		5,750	.89		.89		.51	.94	.46	55
.60		5,905	.88		.88		.51	.89	.50	43
10.84		6,914	.88		.89		1.11	.90	1.10	39
20.56		8,712	.87		.87		.42	N/A	N/A	27
7.98		9,592	.86		.86		.52	N/A	N/A	48
(9.90	)††	7,328	.87	†	.87	†	.92 †	N/A	N/A	37	††

Financial Highlights (continued)

FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period/ Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period/ Year
TOTAL RETURN FUND
Class A
2014	$18.49	$.22	$1.65	$1.87	$.31	$.42	$.73	$19.63
2015	19.63	.21	(.68)	(.47)	.28	.67	.95	18.21
2016	18.21	.23	1.26	1.49	.27	.43	.70	19.00
2017	19.00	.23	1.27	1.50	.32	.30	.62	19.88
2018	19.88	.31	.74	1.05	.36	.35	.71	20.22
2019(f)	20.22	.14	(.57)	(.43)	.18	1.52	1.70	18.09
Class B
2014	18.17	.07	1.61	1.68	.16	.42	.58	19.27
2015	19.27	.06	(.68)	(.62)	.06	.67	.73	17.92
2016	17.92	.09	1.25	1.34	.13	.43	.56	18.70
2017	18.70	.09	1.24	1.33	.17	.30	.47	19.56
2018	19.56	.16	.72	.88	.18	.35	.53	19.91
2019(f)	19.91	.07	(.57)	(.50)	.11	1.52	1.63	17.78
Advisor Class
2014	18.49	.29	1.60	1.89	.32	.42	.74	19.64
2015	19.64	.29	(.69)	(.40)	.31	.67	.98	18.26
2016	18.26	.26	1.27	1.53	.32	.43	.75	19.04
2017	19.04	.32	1.30	1.62	.38	.30	.68	19.98
2018	19.98	.37	.75	1.12	.43	.35	.78	20.32
2019(f)	20.32	.16	(.59)	(.43)	.19	1.52	1.71	18.18
Institutional Class
2014	18.50	.30	1.63	1.93	.36	.42	.78	19.65
2015	19.65	.29	(.70)	(.41)	.28	.67	.95	18.29
2016	18.29	.31	1.28	1.59	.32	.43	.75	19.13
2017	19.13	.32	1.27	1.59	.37	.30	.67	20.05
2018	20.05	.40	.74	1.14	.46	.35	.81	20.38
2019(f)	20.38	.17	(.57)	(.40)	.21	1.52	1.73	18.25

*	Calculated without sales charges.
**	Net of expenses waived or assumed (Note 3).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1G).
†	Annualized
††	Not annualized
(a)	Based on average shares during the period.

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Period/ Year (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits***		Net Investment Income		Expenses***	Net Investment Income	Portfolio Turnover Rate

10.18%	$767,354	1.19%		1.19%		1.14%		N/A	N/A	44%
(2.65)	784,281	1.18		1.18		1.05		N/A	N/A	40
8.36	845,726	1.19		1.19		1.27		N/A	N/A	63
8.09	877,311	1.19		1.19		1.22		N/A	N/A	39
5.32	889,473	1.18		1.18		1.55		N/A	N/A	53
(1.45)††	828,822	1.20	†	1.20	†	1.52	†	N/A	N/A	42	††

9.29	10,016	1.97		1.97		.36		N/A	N/A	44
(3.44)	8,270	1.96		1.96		.27		N/A	N/A	40
7.61	7,774	1.96		1.96		.50		N/A	N/A	63
7.23	6,939	1.93		1.93		.48		N/A	N/A	39
4.52	6,061	1.94		1.94		.79		N/A	N/A	53
(1.84)††	5,406	1.95	†	1.95	†	.77	†	N/A	N/A	42	††

10.34	2,106	.78		.78		1.46		N/A	N/A	44
(2.24)	976	.78		.78		1.44		N/A	N/A	40
8.55	1,213	.82		.82		1.63		N/A	N/A	63
8.69	996	.80		.80		1.61		N/A	N/A	39
5.69	1,006	.84		.84		1.83		N/A	N/A	53
(1.40)††	1,011	.98	†	.98	†	1.74	†	N/A	N/A	42	††

10.55	2,885	.78		.78		1.55		N/A	N/A	44
(2.28)	30,644	.77		.77		1.47		N/A	N/A	40
8.88	32,525	.77		.77		1.68		N/A	N/A	63
8.50	33,545	.77		.77		1.65		N/A	N/A	39
5.77	34,555	.77		.77		1.96		N/A	N/A	53
(1.26)††	33,082	.79	†	.79	†	1.93	†	N/A	N/A	42	††

(b)	Due to rounding, amount is less than .005 per share.
(c)	For the period August 1, 2016 (commencement of operations) to September 30, 2016.
(d)	For the period April 1, 2016 (commencement of operations) to September 30, 2016.
(e)	For the period April 2, 2018 (commencement of operations) to September 30, 2018.
(f)	For the period October 1, 2018 to March 31, 2019.

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Income Funds
First Investors Equity Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Floating Rate Fund, Fund For Income, Government Cash Management Fund, International Opportunities Bond Fund, Investment Grade Fund, Limited Duration Bond Fund and Strategic Income Fund, (the “Income Funds”), each a series of the First Investors Income Funds and the Covered Call Strategy Fund, Equity Income Fund, Global Fund, Growth & Income Fund, Hedged U.S. Equity Opportunities Fund, International Fund, Opportunity Fund, Premium Income Fund, Select Growth Fund, Special Situations Fund and Total Return Fund (the “Equity Funds”), each a series of First Investors Equity Funds, including the portfolio of investments, as of March 31, 2019, the related statement of operations, the statements of changes in net assets for each of the periods indicated, and financial highlights for each of the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Income Funds and Equity Funds as of March 31, 2019, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Income Funds’ and Equity Funds’ management. Our responsibility is to express an opinion on the Income Funds’ and Equity Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Income Funds and Equity Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the First Investors Family of Funds since 1978.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Income Funds and Equity Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Income Funds’ and Equity Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 30, 2019

FIRST INVESTORS INCOME FUNDS

FIRST INVESTORS EQUITY FUNDS

Trustees

Susan E. Artmann

Mary J. Barneby

Charles R. Barton, III

Arthur M. Scutro, Jr.

Mark R. Ward

Officers

E. Blake Moore Jr.
President

Marc S. Milgram
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Scott K. Richardson
Secretary

Carol Lerner Brown
Assistant Secretary

Shareholder Information

Investment Adviser
Foresters Investment Management Company, Inc.
40 Wall Street
New York, NY 10005

Subadviser
(Floating Rate Fund, Fund For Income, Investment Grade Fund, Limited Duration Bond Fund and Total Return Fund)
Muzinich & Co., Inc.
450 Park Avenue
New York, NY 10022

Subadviser
(International Opportunities Bond Fund)
Brandywine Global Investment Management, LLC
2929 Arch Street
Philadelphia, PA 19104

Subadviser
(Covered Call Strategy Fund and Premium Income Fund)
Ziegler Capital Management, LLC
70 W. Madison Street
Chicago, IL 60602

Subadviser
(Hedged U.S. Equity Opportunities Fund)
Wellington Management Company LLP
280 Congress Street
Boston, MA 02210

Subadviser
(International Fund)
Vontobel Asset Management, Inc.
1540 Broadway
New York, NY 10036

Subadviser
(Select Growth Fund)
Smith Asset Management Group, L.P.
100 Crescent Court
Dallas, TX 75201

Underwriter
Foresters Financial Services, Inc.
40 Wall Street
New York, NY 10005

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent
Foresters Investor Services, Inc.
Raritan Plaza I – 8th Floor
Edison, NJ 08837-3620

Independent Registered Public
Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street
Philadelphia, PA 19102

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the U.S. Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 1-800-423-4026.

NOTES

Foresters Financial
40 Wall Street
New York, NY 10005

IESAR319

Item 2. Code of Ethics

Not applicable for semi-annual report

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual report

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual report

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies & Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable to open-end investment companies

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable open-end investment companies

Item 13. Exhibits

(a)(1)	Code of Ethics - Not applicable for semi-annual report

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(a)(3)	Not applicable

(a)(4)	Not applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

Date:	May 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

By	/s/ Joseph I. Benedek
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	May 30, 2019